================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2013 - April 30, 2014

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
-------------------------------------------------------------------
six months ended: April 30, 2014 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth


David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                          Page
                                                                          ----
 Letter to Shareholders
 Definitions of Abbreviations and Footnotes..............................   1
 DFA Investment Dimensions Group Inc.
    Disclosure of Fund Expenses..........................................   2
    Disclosure of Portfolio Holdings.....................................   7
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Enhanced U.S. Large Company Portfolio............................  10
        U.S. Large Cap Equity Portfolio..................................  12
        U.S. Large Cap Value Portfolio...................................  15
        U.S. Targeted Value Portfolio....................................  16
        U.S. Small Cap Value Portfolio...................................  19
        U.S. Core Equity 1 Portfolio.....................................  22
        U.S. Core Equity 2 Portfolio.....................................  25
        U.S. Vector Equity Portfolio.....................................  28
        U.S. Small Cap Portfolio.........................................  31
        U.S. Micro Cap Portfolio.........................................  34
        DFA Real Estate Securities Portfolio.............................  37
        Large Cap International Portfolio................................  39
        International Core Equity Portfolio..............................  43
        International Small Company Portfolio............................  48
        Japanese Small Company Portfolio.................................  49
        Asia Pacific Small Company Portfolio.............................  49
        United Kingdom Small Company Portfolio...........................  50
        Continental Small Company Portfolio..............................  50
        DFA International Real Estate Securities Portfolio...............  51
        DFA Global Real Estate Securities Portfolio......................  55
        DFA International Small Cap Value Portfolio......................  56
        International Vector Equity Portfolio............................  60
        World ex U.S. Value Portfolio....................................  65
        World ex U.S. Targeted Value Portfolio...........................  66
        World ex U.S. Core Equity Portfolio..............................  67
        Selectively Hedged Global Equity Portfolio.......................  68
        Emerging Markets Portfolio.......................................  69
        Emerging Markets Small Cap Portfolio.............................  69
        Emerging Markets Value Portfolio.................................  69
        Emerging Markets Core Equity Portfolio...........................  70
    Statements of Assets and Liabilities.................................  74
    Statements of Operations.............................................  81
    Statements of Changes in Net Assets..................................  88
    Financial Highlights.................................................  98
    Notes to Financial Statements........................................ 119
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 146
    Consolidated Disclosure of Portfolio Holdings........................ 147
    Consolidated Schedule of Investments................................. 148
    Consolidated Statement of Assets and Liabilities..................... 153
    Consolidated Statement of Operations................................. 154
    Consolidated Statements of Changes in Net Assets..................... 155

TABLE OF CONTENTS
CONTINUED

                                                                        Page
                                                                        ----
       Consolidated Financial Highlights............................... 156
       Consolidated Notes to Financial Statements...................... 157
    Dimensional Investment Group Inc.
       Disclosure of Fund Expenses..................................... 169
       Disclosure of Portfolio Holdings................................ 171
       Schedule of Investments/Summary Schedule of Portfolio Holdings
           DFA International Value Portfolio........................... 172
           U.S. Large Company Portfolio................................ 173
       Statements of Assets and Liabilities............................ 176
       Statements of Operations........................................ 177
       Statements of Changes in Net Assets............................. 178
       Financial Highlights............................................ 179
       Notes to Financial Statements................................... 181
    The DFA Investment Trust Company
       Disclosure of Fund Expenses..................................... 191
       Disclosure of Portfolio Holdings................................ 193
       Summary Schedules of Portfolio Holdings
           The U.S. Large Cap Value Series............................. 195
           The DFA International Value Series.......................... 198
           The Japanese Small Company Series........................... 202
           The Asia Pacific Small Company Series....................... 205
           The United Kingdom Small Company Series..................... 208
           The Continental Small Company Series........................ 211
           The Canadian Small Company Series........................... 215
           The Emerging Markets Series................................. 218
           The Emerging Markets Small Cap Series....................... 222
       Statements of Assets and Liabilities............................ 226
       Statements of Operations........................................ 228
       Statements of Changes in Net Assets............................. 230
       Financial Highlights............................................ 233
       Notes to Financial Statements................................... 238
    Dimensional Emerging Markets Value Fund
       Disclosure of Fund Expenses..................................... 247
       Disclosure of Portfolio Holdings................................ 248
       Summary Schedule of Portfolio Holdings.......................... 249
       Statement of Assets and Liabilities............................. 253
       Statement of Operations......................................... 254
       Statements of Changes in Net Assets............................. 255
       Financial Highlights............................................ 256
       Notes to Financial Statements................................... 257
    Voting Proxies on Fund Portfolio Securities........................ 263
    Board Approval of Investment Advisory Agreements................... 264

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
AUD     Australian Dollars
CAD     Canadian Dollars
EUR     Euro
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     Enhanced U.S. Large Company Portfolio
     -
     Actual Fund Return
      Institutional Class Shares... $1,000.00 $1,083.50    0.23%    $1.19
     Hypothetical 5% Annual Return
      Institutional Class Shares... $1,000.00 $1,023.65    0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/13  04/30/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,085.10    0.19%    $0.98
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,093.50    0.27%    $1.40
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,074.50    0.47%    $2.42
    Class R2 Shares................. $1,000.00 $1,073.50    0.62%    $3.19
    Institutional Class Shares...... $1,000.00 $1,075.50    0.37%    $1.90
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,071.40    0.52%    $2.67
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,079.70    0.19%    $0.98
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,079.30    0.21%    $1.08
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,073.10    0.32%    $1.64
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/13  04/30/14    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,045.40    0.37%    $1.88
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%    $1.86

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,044.60    0.52%    $2.64
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,084.90    0.18%    $0.93
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,049.70    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.41    0.28%    $1.40

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.70    0.38%    $1.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,076.10    0.53%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  974.20    0.55%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  999.90    0.55%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/13  04/30/14    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,092.70    0.59%    $3.06
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,146.50    0.56%    $2.98
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.02    0.56%    $2.81

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,043.70    0.38%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.91    0.38%    $1.91

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,067.60    0.32%    $1.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.21    0.32%    $1.61

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,093.30    0.68%    $3.53
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,066.50    0.50%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.32    0.50%    $2.51

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,038.50    0.60%    $3.03
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,056.20    0.70%    $3.57
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/13  04/30/14    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio***
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,042.00    0.47%    $2.38
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.46    0.47%    $2.36

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,055.50    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  977.30    0.56%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,018.90    0.72%    $3.60
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  964.30    0.80%    $3.90
 Institutional Class Shares................... $1,000.00 $  965.90    0.55%    $2.68
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.83    0.80%    $4.01
 Institutional Class Shares................... $1,000.00 $1,022.07    0.55%    $2.76

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.90    0.61%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.77    0.61%    $3.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S Large Company Portfolio
              Corporate....................................  18.0%
              Government...................................  32.0%
              Foreign Corporate............................  14.4%
              Foreign Government...........................  25.0%
              Supranational................................  10.6%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   8.4%
              Energy.......................................  11.8%
              Financials...................................  13.1%
              Health Care..................................  12.0%
              Industrials..................................  13.4%
              Information Technology.......................  18.0%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.8%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   3.3%
              Energy.......................................  11.0%
              Financials...................................  24.8%
              Health Care..................................   6.3%
              Industrials..................................  17.0%
              Information Technology.......................  14.5%
              Materials....................................   7.9%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   3.0%
              Energy.......................................  12.1%
              Financials...................................  25.7%
              Health Care..................................   5.3%
              Industrials..................................  18.6%
              Information Technology.......................  14.1%
              Materials....................................   6.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.3%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  13.9%
              Consumer Staples.............................   7.6%
              Energy.......................................  10.7%
              Financials...................................  15.7%
              Health Care..................................  11.3%
              Industrials..................................  13.6%
              Information Technology.......................  17.4%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.1%
              Utilities....................................   2.8%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   6.2%
              Energy.......................................  12.4%
              Financials...................................  18.6%
              Health Care..................................  10.7%
              Industrials..................................  14.1%
              Information Technology.......................  15.4%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  13.5%
              Consumer Staples.............................   4.8%
              Energy.......................................  12.8%
              Financials...................................  23.3%
              Health Care..................................   8.0%
              Industrials..................................  14.3%
              Information Technology.......................  13.8%
              Materials....................................   6.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   3.9%
              Energy.......................................   6.2%
              Financials...................................  16.5%
              Health Care..................................   9.4%
              Industrials..................................  18.4%
              Information Technology.......................  18.4%
              Materials....................................   5.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.6%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.2%
              Financials...................................  17.1%
              Health Care..................................   9.7%
              Industrials..................................  18.7%
              Information Technology.......................  17.6%
              Materials....................................   5.9%
              Other........................................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   1.7%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................  10.1%
              Energy.......................................   9.1%
              Financials...................................  24.6%
              Health Care..................................   9.5%
              Industrials..................................  12.8%
              Information Technology.......................   4.2%
              Materials....................................   9.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   7.0%
              Energy.......................................   9.3%
              Financials...................................  23.3%
              Health Care..................................   6.1%
              Industrials..................................  17.1%
              Information Technology.......................   5.7%
              Materials....................................  10.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Financials...................................   0.3%
              Real Estate Investment Trusts................  99.7%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  20.8%
              Consumer Staples.............................   3.7%
              Energy.......................................   5.0%
              Financials...................................  20.3%
              Health Care..................................   1.9%
              Industrials..................................  26.6%
              Information Technology.......................   5.2%
              Materials....................................  15.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   5.9%
              Energy.......................................   8.8%
              Financials...................................  23.8%
              Health Care..................................   4.9%
              Industrials..................................  18.7%
              Information Technology.......................   6.3%
              Materials....................................  12.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.0%
              Consumer Staples.............................   7.7%
              Energy.......................................   8.5%
              Financials...................................  24.3%
              Health Care..................................   2.5%
              Industrials..................................  11.1%
              Information Technology.......................  14.7%
              Materials....................................  11.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                    Face
                                                   Amount^    Value+
                                                   -------    ------
                                                    (000)
BONDS -- (60.3%)
AUSTRALIA -- (3.5%)
Commonwealth Bank of Australia
    3.875%, 12/14/15............................. GBP 1,015 $ 1,792,316
Westpac Banking Corp.
    1.125%, 09/25/15.............................     4,930   4,975,721
                                                            -----------
TOTAL AUSTRALIA............................................   6,768,037
                                                            -----------

CANADA -- (4.3%)
Enbridge, Inc.
    5.800%, 06/15/14.............................     1,100   1,106,523
Royal Bank of Canada
    3.360%, 01/11/16............................. CAD 5,000   4,696,456
TransAlta Corp.
    4.750%, 01/15/15.............................       925     949,947
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................     1,500   1,545,729
                                                            -----------
TOTAL CANADA...............................................   8,298,655
                                                            -----------

FRANCE -- (3.3%)
Reseau Ferre de France
    2.375%, 12/23/15............................. GBP 2,784   4,814,725
Total Capital SA
    3.125%, 10/02/15.............................     1,587   1,645,911
                                                            -----------
TOTAL FRANCE...............................................   6,460,636
                                                            -----------

GERMANY -- (2.6%)
KFW
    1.750%, 01/22/16............................. GBP 3,000   5,134,439
                                                            -----------

JAPAN -- (2.1%)
Japan Bank for International Cooperation
    2.500%, 01/21/16.............................     4,000   4,138,732
                                                            -----------

NETHERLANDS -- (8.2%)
Bank Nederlandse Gemeenten
    5.375%, 09/15/15............................. AUD 5,600   5,339,719
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................     5,469   5,596,739
Netherlands Government Bond
    0.250%, 09/12/15.............................     5,000   4,996,500
                                                            -----------
TOTAL NETHERLANDS..........................................  15,932,958
                                                            -----------

NEW ZEALAND -- (2.7%)
New Zealand Government Bond
    6.000%, 04/15/15............................. NZD 6,000   5,296,627
                                                            -----------

NORWAY -- (2.6%)
Kommunalbanken A.S.
    2.375%, 01/19/16.............................     5,000   5,165,790
                                                            -----------

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.8%)
Asian Development Bank
    2.500%, 03/15/16............................. $    4,000 $ 4,152,100
Council Of Europe Development Bank
    1.625%, 12/07/15.............................  GBP 3,400   5,813,233
European Investment Bank
    3.000%, 12/07/15.............................  GBP 3,000   5,242,378
                                                             -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................  15,207,711
                                                             -----------

SWEDEN -- (4.1%)
Nordea Bank AB
    3.875%, 12/15/15.............................  GBP 2,000   3,527,066
Svensk Exportkredit AB
    0.625%, 09/04/15.............................      4,500   4,518,549
                                                             -----------
TOTAL SWEDEN................................................   8,045,615
                                                             -----------

UNITED KINGDOM -- (3.6%)
Ensco P.L.C.
    3.250%, 03/15/16.............................      1,155   1,206,631
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        700     714,964
United Kingdom Gilt
    2.000%, 01/22/16.............................  GBP 3,000   5,178,860
                                                             -----------
TOTAL UNITED KINGDOM........................................   7,100,455
                                                             -----------

UNITED STATES -- (15.5%)
Amgen, Inc.
    4.850%, 11/18/14.............................      1,600   1,638,840
AT&T, Inc.
    2.500%, 08/15/15.............................      1,606   1,645,724
Citigroup, Inc.
    6.375%, 08/12/14.............................        762     774,107
CNA Financial Corp.
    5.850%, 12/15/14.............................      1,000   1,032,604
Comerica, Inc.
    3.000%, 09/16/15.............................      1,000   1,031,516
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................      1,000   1,041,456
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................        500     511,204
EOG Resources, Inc.
    2.500%, 02/01/16.............................      1,000   1,029,392
Express Scripts Holding Co.
    2.100%, 02/12/15.............................      1,000   1,011,509
Ford Motor Credit Co. LLC
    2.750%, 05/15/15.............................      1,000   1,021,175
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................        500     502,634

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    5.125%, 01/15/15.............................  $  894 $  921,893
HSBC USA, Inc.
    2.375%, 02/13/15.............................   1,000  1,015,914
International Paper Co.
    5.300%, 04/01/15.............................   1,050  1,094,844
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500  1,506,189
Mondelez International, Inc.
    4.125%, 02/09/16.............................     689    729,422
Morgan Stanley
    4.200%, 11/20/14.............................   1,500  1,530,483
National City Corp.
    4.900%, 01/15/15.............................   1,500  1,546,305
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000  1,005,927
Safeway, Inc.
    5.625%, 08/15/14.............................   1,500  1,520,555
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................   1,000  1,020,485
Toyota Motor Credit Corp.
    0.875%, 07/17/15.............................   2,000  2,008,616
WellPoint, Inc.
    5.000%, 12/15/14.............................   1,572  1,616,634
Wells Fargo & Co.
    1.500%, 07/01/15.............................   1,500  1,516,662
Williams Partners L.P.
    3.800%, 02/15/15.............................   1,000  1,024,201

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Xerox Corp.
    4.250%, 02/15/15............................. $ 1,000 $  1,029,112
                                                          ------------
TOTAL UNITED STATES..............................           30,327,403
                                                          ------------
TOTAL BONDS......................................          117,877,058
                                                          ------------

AGENCY OBLIGATIONS -- (6.1%)
Federal National Mortgage Association
    0.500%, 03/30/16.............................  12,000   12,017,724
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (29.3%)
U.S. Treasury Notes
^^  2.625%, 02/29/16.............................  18,000   18,750,942
    0.375%, 03/31/16.............................   6,500    6,499,747
    0.250%, 04/15/16.............................  32,000   31,908,736
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           57,159,425
                                                          ------------

                                                  Shares
                                                  ------       -

EXCHANGE-TRADED FUNDS -- (4.3%)
UNITED STATES -- (4.3%)
    SPDR S&P 500 ETF Trust.......................  44,100    8,309,763
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $189,961,192)............................          $195,363,970
                                                          ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  6,768,037    --    $  6,768,037
  Canada.................................          --    8,298,655    --       8,298,655
  France.................................          --    6,460,636    --       6,460,636
  Germany................................          --    5,134,439    --       5,134,439
  Japan..................................          --    4,138,732    --       4,138,732
  Netherlands............................          --   15,932,958    --      15,932,958
  New Zealand............................          --    5,296,627    --       5,296,627
  Norway.................................          --    5,165,790    --       5,165,790
  Supranational Organization Obligations.          --   15,207,711    --      15,207,711
  Sweden.................................          --    8,045,615    --       8,045,615
  United Kingdom.........................          --    7,100,455    --       7,100,455
  United States..........................          --   30,327,403    --      30,327,403
Agency Obligations.......................          --   12,017,724    --      12,017,724
U.S. Treasury Obligations................          --   57,159,425    --      57,159,425
Exchange-Traded Funds.................... $ 8,309,763           --    --       8,309,763
Futures Contracts**......................   9,210,168           --    --       9,210,168
Forward Currency Contracts**.............          --     (251,545)   --        (251,545)
                                          ----------- ------------    --    ------------
TOTAL.................................... $17,519,931 $186,802,662    --    $204,322,593
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                               Percentage
                                          Shares   Value+    of Net Assets**
                                          ------   ------    ---------------
    COMMON STOCKS -- (88.6%)
    Consumer Discretionary -- (11.8%)
    *   Amazon.com, Inc..................  3,260 $   991,464            0.5%
    #   Comcast Corp. Class A............ 19,662   1,017,705            0.5%
        Home Depot, Inc. (The)........... 13,913   1,106,223            0.6%
        McDonald's Corp..................  9,563     969,497            0.5%
        Walt Disney Co. (The)............ 16,094   1,276,898            0.6%
        Other Securities.................         20,972,759           10.6%
                                                 -----------          ------
    Total Consumer Discretionary.........         26,334,546           13.3%
                                                 -----------          ------
    Consumer Staples -- (7.4%)
        Altria Group, Inc................ 19,164     768,668            0.4%
        Coca-Cola Co. (The).............. 33,826   1,379,763            0.7%
        CVS Caremark Corp................ 10,891     791,994            0.4%
        PepsiCo, Inc..................... 14,898   1,279,589            0.7%
        Procter & Gamble Co. (The)....... 20,979   1,731,816            0.9%
        Wal-Mart Stores, Inc............. 19,844   1,581,765            0.8%
        Other Securities.................          8,969,055            4.5%
                                                 -----------          ------
    Total Consumer Staples...............         16,502,650            8.4%
                                                 -----------          ------
    Energy -- (10.5%)
        Chevron Corp..................... 21,017   2,638,054            1.3%
        ConocoPhillips................... 14,678   1,090,722            0.6%
        Exxon Mobil Corp................. 54,223   5,552,977            2.8%
        Occidental Petroleum Corp........  8,655     828,716            0.4%
        Schlumberger, Ltd................ 11,950   1,213,522            0.6%
        Other Securities.................         12,036,220            6.1%
                                                 -----------          ------
    Total Energy.........................         23,360,211           11.8%
                                                 -----------          ------
    Financials -- (11.6%)
        American Express Co..............  9,240     807,853            0.4%
        Bank of America Corp............. 76,492   1,158,089            0.6%
    *   Berkshire Hathaway, Inc. Class B. 13,217   1,703,010            0.9%
        Citigroup, Inc................... 22,250   1,065,997            0.5%
        JPMorgan Chase & Co.............. 34,493   1,930,918            1.0%
        Wells Fargo & Co................. 44,451   2,206,548            1.1%
        Other Securities.................         16,960,947            8.6%
                                                 -----------          ------
    Total Financials.....................         25,833,362           13.1%
                                                 -----------          ------
    Health Care -- (10.7%)
        AbbVie, Inc...................... 15,096     786,200            0.4%
        Amgen, Inc.......................  6,929     774,316            0.4%
    *   Gilead Sciences, Inc............. 14,615   1,147,131            0.6%
        Johnson & Johnson................ 24,589   2,490,620            1.3%
        Merck & Co., Inc................. 28,433   1,665,036            0.8%
        Pfizer, Inc...................... 58,972   1,844,644            0.9%
        UnitedHealth Group, Inc.......... 10,774     808,481            0.4%
        Other Securities.................         14,215,584            7.2%
                                                 -----------          ------
    Total Health Care....................         23,732,012           12.0%
                                                 -----------          ------
    Industrials -- (11.8%)
        3M Co............................  6,041     840,243            0.4%
        Boeing Co. (The).................  6,890     888,948            0.5%
        Caterpillar, Inc.................  7,328     772,371            0.4%
        General Electric Co.............. 89,722   2,412,625            1.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................     4,907 $    934,440            0.5%
      United Technologies Corp...........................     8,698    1,029,234            0.5%
      Other Securities...................................             19,470,304            9.8%
                                                                    ------------          ------
Total Industrials........................................             26,348,165           13.3%
                                                                    ------------          ------
Information Technology -- (16.0%)
      Apple, Inc.........................................    10,091    5,954,598            3.0%
      Cisco Systems, Inc.................................    39,850      920,933            0.5%
*     Google, Inc. Class A...............................     1,744      932,831            0.5%
*     Google, Inc. Class C...............................     1,744      918,495            0.5%
      Hewlett-Packard Co.................................    27,529      910,109            0.5%
      Intel Corp.........................................    62,176    1,659,477            0.8%
#     International Business Machines Corp...............     9,715    1,908,706            1.0%
      MasterCard, Inc. Class A...........................    10,160      747,268            0.4%
      Microsoft Corp.....................................    80,082    3,235,313            1.6%
      Oracle Corp........................................    29,564    1,208,576            0.6%
      QUALCOMM, Inc......................................    12,382      974,587            0.5%
      Visa, Inc. Class A.................................     3,637      736,893            0.4%
      Other Securities...................................             15,377,789            7.7%
                                                                    ------------          ------
Total Information Technology.............................             35,485,575           18.0%
                                                                    ------------          ------
Materials -- (4.1%)
      Dow Chemical Co. (The).............................    13,687      682,981            0.3%
      Other Securities...................................              8,508,084            4.3%
                                                                    ------------          ------
Total Materials..........................................              9,191,065            4.6%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                189,753            0.1%
                                                                    ------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................    65,485    2,337,815            1.2%
      Verizon Communications, Inc........................    46,285    2,162,898            1.1%
      Other Securities...................................                995,328            0.5%
                                                                    ------------          ------
Total Telecommunication Services.........................              5,496,041            2.8%
                                                                    ------------          ------
Utilities -- (2.1%)
      Other Securities...................................              4,660,189            2.4%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            197,133,569           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    243            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%.   663,556      663,556            0.3%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@  DFA Short Term Investment Fund..................... 2,124,238   24,577,432           12.5%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $200,177,255)..................................             $222,374,800          112.6%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 26,334,546          --   --    $ 26,334,546
   Consumer Staples..............   16,502,650          --   --      16,502,650
   Energy........................   23,360,211          --   --      23,360,211
   Financials....................   25,833,362          --   --      25,833,362
   Health Care...................   23,732,012          --   --      23,732,012
   Industrials...................   26,348,165          --   --      26,348,165
   Information Technology........   35,485,575          --   --      35,485,575
   Materials.....................    9,191,065          --   --       9,191,065
   Real Estate Investment Trusts.      189,753          --   --         189,753
   Telecommunication Services....    5,496,041          --   --       5,496,041
   Utilities.....................    4,660,189          --   --       4,660,189
 Rights/Warrants.................           -- $       243   --             243
 Temporary Cash Investments......      663,556          --   --         663,556
 Securities Lending Collateral...           --  24,577,432   --      24,577,432
                                  ------------ -----------   --    ------------
 TOTAL........................... $197,797,125 $24,577,675   --    $222,374,800
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $13,614,025,722
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $8,645,898,065)............................. $13,614,025,722
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (11.3%)
    Dillard's, Inc. Class A................   211,147 $   20,677,626            0.4%
#   GameStop Corp. Class A.................   635,798     25,228,465            0.5%
    Graham Holdings Co. Class B............    31,543     21,172,608            0.4%
*   Live Nation Entertainment, Inc.........   924,308     19,299,551            0.4%
#   Wendy's Co. (The)...................... 2,361,897     19,627,364            0.4%
    Other Securities.......................              552,101,846           11.1%
                                                      --------------          ------
Total Consumer Discretionary...............              658,107,460           13.2%
                                                      --------------          ------
Consumer Staples -- (2.8%)
    Other Securities.......................              161,380,997            3.2%
                                                      --------------          ------
Energy -- (9.3%)
    Nabors Industries, Ltd................. 1,097,257     28,001,999            0.6%
    Patterson-UTI Energy, Inc..............   740,622     24,092,434            0.5%
*   Rowan Cos. P.L.C. Class A..............   691,059     21,367,544            0.4%
    Superior Energy Services, Inc..........   633,713     20,861,832            0.4%
    Tesoro Corp............................   301,142     16,951,283            0.3%
#   Western Refining, Inc..................   390,087     16,968,784            0.3%
    Other Securities.......................              414,674,843            8.4%
                                                      --------------          ------
Total Energy...............................              542,918,719           10.9%
                                                      --------------          ------
Financials -- (21.0%)
    Allied World Assurance Co. Holdings AG.   172,670     18,594,832            0.4%
*   American Capital, Ltd.................. 1,547,412     23,195,706            0.5%
    American Financial Group, Inc..........   465,774     27,215,175            0.6%
    Aspen Insurance Holdings, Ltd..........   389,738     17,842,206            0.4%
    Assurant, Inc..........................   471,974     31,815,767            0.6%
    Axis Capital Holdings, Ltd.............   606,646     27,754,054            0.6%
    CNO Financial Group, Inc............... 1,174,038     20,252,155            0.4%
*   E*TRADE Financial Corp................. 1,292,524     29,017,164            0.6%
*   Genworth Financial, Inc. Class A....... 2,131,699     38,050,827            0.8%
#   Legg Mason, Inc........................   731,595     34,304,490            0.7%
    NASDAQ OMX Group, Inc. (The)...........   858,799     31,689,683            0.6%
    Old Republic International Corp........ 1,182,426     19,580,975            0.4%
    PartnerRe, Ltd.........................   321,083     33,842,148            0.7%
#   People's United Financial, Inc......... 1,543,963     22,047,792            0.5%
    Protective Life Corp...................   427,997     21,892,047            0.4%
    Reinsurance Group of America, Inc......   387,086     29,693,367            0.6%
    Zions Bancorp..........................   948,371     27,426,889            0.6%
    Other Securities.......................              772,754,830           15.3%
                                                      --------------          ------
Total Financials...........................            1,226,970,107           24.7%
                                                      --------------          ------
Health Care -- (5.3%)
*   Community Health Systems, Inc..........   490,559     18,587,280            0.4%
#   Omnicare, Inc..........................   597,354     35,405,172            0.7%
    Other Securities.......................              258,220,711            5.2%
                                                      --------------          ------
Total Health Care..........................              312,213,163            6.3%
                                                      --------------          ------
Industrials -- (14.4%)
    AGCO Corp..............................   303,952     16,930,126            0.3%
    AMERCO.................................    84,246     21,070,767            0.4%
#*  Avis Budget Group, Inc.................   665,365     34,991,545            0.7%
    Owens Corning..........................   624,093     25,494,199            0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
      Ryder System, Inc..................................    309,611 $   25,443,832            0.5%
      Trinity Industries, Inc............................    485,295     36,426,243            0.7%
#     URS Corp...........................................    366,165     17,253,695            0.4%
      Other Securities...................................               663,328,586           13.4%
                                                                     --------------          ------
Total Industrials........................................               840,938,993           16.9%
                                                                     --------------          ------
Information Technology -- (12.3%)
*     AOL, Inc...........................................    435,272     18,633,994            0.4%
*     Arrow Electronics, Inc.............................    510,838     28,990,056            0.6%
      Avnet, Inc.........................................    659,675     28,451,783            0.6%
*     Brocade Communications Systems, Inc................  1,885,092     17,550,207            0.4%
#*    First Solar, Inc...................................    629,345     42,474,494            0.9%
*     Ingram Micro, Inc. Class A.........................    789,039     21,272,491            0.4%
      Marvell Technology Group, Ltd......................  1,758,707     27,893,093            0.6%
      Other Securities...................................               532,902,393           10.6%
                                                                     --------------          ------
Total Information Technology.............................               718,168,511           14.5%
                                                                     --------------          ------
Materials -- (6.7%)
      Domtar Corp........................................    183,622     17,142,950            0.4%
      Reliance Steel & Aluminum Co.......................    417,707     29,582,010            0.6%
      Rock-Tenn Co. Class A..............................    176,292     16,855,278            0.3%
      Steel Dynamics, Inc................................    945,483     17,273,974            0.4%
#     United States Steel Corp...........................    741,765     19,300,725            0.4%
      Other Securities...................................               290,976,974            5.8%
                                                                     --------------          ------
Total Materials..........................................               391,131,911            7.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 3,457,010            0.1%
                                                                     --------------          ------
Telecommunication Services -- (1.1%)
      Other Securities...................................                62,739,830            1.3%
                                                                     --------------          ------
Utilities -- (0.5%)
      UGI Corp...........................................    449,464     20,985,474            0.4%
      Other Securities...................................                 6,488,366            0.2%
                                                                     --------------          ------
Total Utilities..........................................                27,473,840            0.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,945,500,541           99.6%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   682,686            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%. 15,510,701     15,510,701            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@  DFA Short Term Investment Fund..................... 74,872,147    866,270,744           17.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,310,166,489)................................              $5,827,964,672          117.3%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  658,074,122 $     33,338   --    $  658,107,460
  Consumer Staples..............    161,380,997           --   --       161,380,997
  Energy........................    542,918,719           --   --       542,918,719
  Financials....................  1,226,962,595        7,512   --     1,226,970,107
  Health Care...................    312,001,682      211,481   --       312,213,163
  Industrials...................    840,937,331        1,662   --       840,938,993
  Information Technology........    718,168,511           --   --       718,168,511
  Materials.....................    391,131,911           --   --       391,131,911
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      3,457,010           --   --         3,457,010
  Telecommunication Services....     62,739,830           --   --        62,739,830
  Utilities.....................     27,473,840           --   --        27,473,840
Rights/Warrants.................             --      682,686   --           682,686
Temporary Cash Investments......     15,510,701           --   --        15,510,701
Securities Lending Collateral...             --  866,270,744   --       866,270,744
                                 -------------- ------------   --    --------------
TOTAL........................... $4,960,757,249 $867,207,423   --    $5,827,964,672
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (83.9%)
Consumer Discretionary -- (12.3%)
*   Helen of Troy, Ltd..........................   842,455 $   52,821,928            0.5%
#*  Iconix Brand Group, Inc..................... 2,048,461     87,059,592            0.8%
*   Live Nation Entertainment, Inc.............. 2,763,163     57,694,843            0.5%
    Penske Automotive Group, Inc................ 1,250,616     57,353,250            0.5%
#   Rent-A-Center, Inc.......................... 1,812,734     52,949,960            0.5%
#   Scholastic Corp............................. 1,407,493     46,320,595            0.4%
*   Skechers U.S.A., Inc. Class A............... 1,138,657     46,673,550            0.4%
    Other Securities............................            1,166,377,767           10.8%
                                                           --------------          ------
Total Consumer Discretionary....................            1,567,251,485           14.4%
                                                           --------------          ------
Consumer Staples -- (2.6%)
#   Fresh Del Monte Produce, Inc................ 1,668,743     48,209,985            0.4%
*   Seaboard Corp...............................    18,588     45,317,544            0.4%
#   Universal Corp..............................   830,795     45,336,483            0.4%
    Other Securities............................              188,473,110            1.8%
                                                           --------------          ------
Total Consumer Staples..........................              327,337,122            3.0%
                                                           --------------          ------
Energy -- (10.2%)
#   Bristow Group, Inc.......................... 1,350,016    103,681,229            1.0%
#   Exterran Holdings, Inc...................... 2,367,691    101,858,067            0.9%
#*  Helix Energy Solutions Group, Inc........... 3,591,562     86,341,150            0.8%
#*  Hornbeck Offshore Services, Inc............. 1,311,935     54,353,467            0.5%
#*  SEACOR Holdings, Inc........................   572,132     47,710,087            0.4%
#   Western Refining, Inc....................... 1,084,054     47,156,349            0.4%
    Other Securities............................              861,451,752            7.9%
                                                           --------------          ------
Total Energy....................................            1,302,552,101           11.9%
                                                           --------------          ------
Financials -- (21.5%)
#   American Equity Investment Life Holding Co.. 2,111,537     49,241,043            0.5%
    Argo Group International Holdings, Ltd...... 1,019,162     45,271,176            0.4%
    Aspen Insurance Holdings, Ltd............... 1,316,288     60,259,665            0.6%
    CNO Financial Group, Inc.................... 8,473,636    146,170,221            1.3%
    Endurance Specialty Holdings, Ltd........... 1,345,668     68,386,848            0.6%
#   First American Financial Corp............... 1,825,531     48,559,125            0.5%
    Hanover Insurance Group, Inc. (The)......... 1,120,492     65,492,757            0.6%
    Kemper Corp................................. 1,652,800     65,136,848            0.6%
*   MBIA, Inc................................... 6,187,865     74,996,924            0.7%
#   Montpelier Re Holdings, Ltd................. 2,155,898     65,927,361            0.6%
#*  PHH Corp.................................... 2,038,158     48,447,016            0.5%
    Platinum Underwriters Holdings, Ltd.........   978,955     61,390,268            0.6%
    Susquehanna Bancshares, Inc................. 5,950,068     61,642,704            0.6%
#   Umpqua Holdings Corp........................ 4,077,772     67,813,348            0.6%
    Washington Federal, Inc..................... 2,231,745     48,161,057            0.5%
    Webster Financial Corp...................... 2,295,144     69,175,640            0.6%
#   Wintrust Financial Corp..................... 1,388,818     62,246,823            0.6%
    Other Securities............................            1,646,540,295           14.8%
                                                           --------------          ------
Total Financials................................            2,754,859,119           25.2%
                                                           --------------          ------
Health Care -- (4.4%)
*   LifePoint Hospitals, Inc.................... 1,892,213    105,812,551            1.0%
    Other Securities............................              460,081,866            4.2%
                                                           --------------          ------
Total Health Care...............................              565,894,417            5.2%
                                                           --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (15.6%)
      AMERCO.............................................     343,691 $    85,960,556            0.8%
*     Avis Budget Group, Inc.............................   3,370,535     177,256,436            1.6%
*     Esterline Technologies Corp........................   1,145,345     124,865,512            1.2%
#     GATX Corp..........................................   1,763,892     115,764,232            1.1%
#*    JetBlue Airways Corp...............................  10,804,486      85,409,462            0.8%
#     Mobile Mini, Inc...................................   1,175,105      51,916,139            0.5%
      Other Securities...................................               1,358,678,571           12.3%
                                                                      ---------------          ------
Total Industrials........................................               1,999,850,908           18.3%
                                                                      ---------------          ------
Information Technology -- (11.8%)
*     Benchmark Electronics, Inc.........................   2,299,623      53,305,261            0.5%
#*    CACI International, Inc. Class A...................     827,960      57,667,414            0.5%
#     Convergys Corp.....................................   3,909,664      84,214,163            0.8%
#*    Fairchild Semiconductor International, Inc.........   3,649,415      46,457,053            0.4%
*     SYNNEX Corp........................................   1,217,746      82,051,726            0.8%
*     Tech Data Corp.....................................     947,224      59,192,028            0.5%
*     TriQuint Semiconductor, Inc........................   3,614,088      51,247,768            0.5%
#     Vishay Intertechnology, Inc........................   4,983,062      70,859,142            0.7%
      Other Securities...................................               1,006,139,840            9.1%
                                                                      ---------------          ------
Total Information Technology.............................               1,511,134,395           13.8%
                                                                      ---------------          ------
Materials -- (5.1%)
*     Graphic Packaging Holding Co.......................   5,789,957      59,404,959            0.5%
#*    Louisiana-Pacific Corp.............................   4,511,484      73,943,223            0.7%
      Other Securities...................................                 524,216,549            4.8%
                                                                      ---------------          ------
Total Materials..........................................                 657,564,731            6.0%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  10,368,599            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (0.2%)
      Other Securities...................................                  27,904,905            0.3%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   7,480,762            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              10,732,198,544           98.3%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   2,716,551            0.0%
                                                                      ---------------          ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.074%. 131,694,550     131,694,550            1.2%
                                                                      ---------------          ------

                                                            Shares/
                                                             Face
                                                            Amount
                                                            -------         -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 166,620,285   1,927,796,697           17.7%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,487,737,808)................................               $12,794,406,342          117.2%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         Investments in Securities (Market Value)
                                 -------------------------------------------------------
                                     Level 1         Level 2     Level 3      Total
                                 ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,567,239,203  $       12,282   --    $ 1,567,251,485
  Consumer Staples..............     327,337,122              --   --        327,337,122
  Energy........................   1,302,552,101              --   --      1,302,552,101
  Financials....................   2,754,809,216          49,903   --      2,754,859,119
  Health Care...................     564,629,295       1,265,122   --        565,894,417
  Industrials...................   1,999,841,403           9,505   --      1,999,850,908
  Information Technology........   1,511,134,395              --   --      1,511,134,395
  Materials.....................     657,564,731              --   --        657,564,731
  Other.........................              --              --   --                 --
  Real Estate Investment Trusts.      10,368,599              --   --         10,368,599
  Telecommunication Services....      27,904,905              --   --         27,904,905
  Utilities.....................       7,480,762              --   --          7,480,762
Preferred Stocks
  Other.........................              --              --   --                 --
Rights/Warrants                               --       2,716,551   --          2,716,551
Temporary Cash Investments......     131,694,550              --   --        131,694,550
Securities Lending Collateral                 --   1,927,796,697   --      1,927,796,697
Futures Contracts**.............      (4,123,080)             --   --         (4,123,080)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $10,858,433,202  $1,931,850,060   --    $12,790,283,262
                                 ===============  ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (12.7%)
*   Amazon.com, Inc...................   117,726 $   35,804,008            0.4%
    Comcast Corp. Class A.............   754,125     39,033,510            0.4%
    Home Depot, Inc. (The)............   418,549     33,278,831            0.4%
    McDonald's Corp...................   366,308     37,136,305            0.4%
    Walt Disney Co. (The).............   447,208     35,481,483            0.4%
    Other Securities..................            1,076,715,488           11.8%
                                                 --------------           -----
Total Consumer Discretionary..........            1,257,449,625           13.8%
                                                 --------------           -----
Consumer Staples -- (6.9%)
    Altria Group, Inc.................   732,996     29,400,469            0.3%
    Coca-Cola Co. (The)............... 1,231,353     50,226,889            0.6%
    CVS Caremark Corp.................   420,555     30,582,760            0.3%
    PepsiCo, Inc......................   548,723     47,129,818            0.5%
    Philip Morris International, Inc..   379,444     32,415,901            0.4%
    Procter & Gamble Co. (The)........   620,688     51,237,794            0.6%
    Wal-Mart Stores, Inc..............   614,660     48,994,549            0.5%
    Other Securities..................              393,831,831            4.3%
                                                 --------------           -----
Total Consumer Staples................              683,820,011            7.5%
                                                 --------------           -----
Energy -- (9.8%)
    Chevron Corp......................   731,435     91,809,721            1.0%
    ConocoPhillips....................   459,670     34,158,078            0.4%
    Exxon Mobil Corp.................. 1,886,883    193,235,688            2.1%
    Occidental Petroleum Corp.........   304,289     29,135,672            0.3%
    Schlumberger, Ltd.................   337,427     34,265,712            0.4%
    Other Securities..................              585,460,350            6.5%
                                                 --------------           -----
Total Energy..........................              968,065,221           10.7%
                                                 --------------           -----
Financials -- (14.4%)
    American Express Co...............   342,243     29,922,306            0.3%
    Bank of America Corp.............. 3,840,087     58,138,917            0.7%
*   Berkshire Hathaway, Inc. Class B..   406,267     52,347,503            0.6%
    Citigroup, Inc.................... 1,034,416     49,558,871            0.6%
    JPMorgan Chase & Co............... 1,360,498     76,160,678            0.8%
    U.S. Bancorp......................   640,200     26,107,356            0.3%
    Wells Fargo & Co.................. 1,811,112     89,903,600            1.0%
    Other Securities..................            1,042,247,501           11.4%
                                                 --------------           -----
Total Financials......................            1,424,386,732           15.7%
                                                 --------------           -----
Health Care -- (10.4%)
    AbbVie, Inc.......................   586,332     30,536,171            0.3%
*   Gilead Sciences, Inc..............   585,923     45,989,096            0.5%
    Johnson & Johnson.................   871,648     88,289,226            1.0%
    Merck & Co., Inc..................   801,185     46,917,394            0.5%
    Pfizer, Inc....................... 2,295,798     71,812,561            0.8%
    UnitedHealth Group, Inc...........   363,224     27,256,329            0.3%
    Other Securities..................              709,823,334            7.8%
                                                 --------------           -----
Total Health Care.....................            1,020,624,111           11.2%
                                                 --------------           -----
Industrials -- (12.4%)
    3M Co.............................   232,760     32,374,588            0.4%
    Boeing Co. (The)..................   264,277     34,097,019            0.4%
    General Electric Co............... 3,214,914     86,449,037            1.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares       Value+     of Net Assets**
                                                          ------       ------     ---------------
Industrials -- (Continued)
    Union Pacific Corp.................................    165,151 $   31,449,705            0.4%
    United Technologies Corp...........................    222,603     26,340,613            0.3%
    Other Securities...................................             1,016,675,164           11.0%
                                                                   --------------           -----
Total Industrials......................................             1,227,386,126           13.5%
                                                                   --------------           -----
Information Technology -- (16.0%)
    Apple, Inc.........................................    319,378    188,461,764            2.1%
    Cisco Systems, Inc.................................  1,871,862     43,258,731            0.5%
*   Facebook, Inc. Class A.............................    459,531     27,470,763            0.3%
*   Google, Inc. Class A...............................     68,974     36,892,813            0.4%
*   Google, Inc. Class C...............................     68,974     36,325,847            0.4%
    Hewlett-Packard Co.................................    931,583     30,798,134            0.4%
    Intel Corp.........................................  2,209,569     58,973,397            0.7%
    International Business Machines Corp...............    334,798     65,777,763            0.7%
    MasterCard, Inc. Class A...........................    384,167     28,255,483            0.3%
    Microsoft Corp.....................................  2,517,862    101,721,625            1.1%
    Oracle Corp........................................  1,063,571     43,478,782            0.5%
    QUALCOMM, Inc......................................    411,597     32,396,800            0.4%
    Visa, Inc. Class A.................................    127,752     25,883,833            0.3%
    Other Securities...................................               859,943,985            9.3%
                                                                   --------------           -----
Total Information Technology...........................             1,579,639,720           17.4%
                                                                   --------------           -----
Materials -- (4.5%)
    Other Securities...................................               442,316,665            4.9%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                 1,984,308            0.0%
                                                                   --------------           -----
Telecommunication Services -- (2.0%)
    AT&T, Inc..........................................  2,012,756     71,855,389            0.8%
    Verizon Communications, Inc........................  1,347,334     62,960,918            0.7%
    Other Securities...................................                55,965,589            0.6%
                                                                   --------------           -----
Total Telecommunication Services.......................               190,781,896            2.1%
                                                                   --------------           -----
Utilities -- (2.6%)
    Other Securities...................................               257,742,240            2.8%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             9,054,196,655           99.6%
                                                                   --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                   153,458            0.0%
                                                                   --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.074%. 30,400,127     30,400,127            0.3%
                                                                   --------------           -----


U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                         Shares/
                                          Face                      Percentage
                                         Amount        Value+     of Net Assets**
                                         -------       ------     ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@   DFA Short Term Investment Fund.. 68,556,843 $  793,202,676            8.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,040,623,421)..............              $9,877,952,916          108.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $1,257,420,628 $     28,997   --    $1,257,449,625
  Consumer Staples..............    683,820,011           --   --       683,820,011
  Energy........................    968,065,221           --   --       968,065,221
  Financials....................  1,424,383,853        2,879   --     1,424,386,732
  Health Care...................  1,020,600,980       23,131   --     1,020,624,111
  Industrials...................  1,227,385,870          256   --     1,227,386,126
  Information Technology........  1,579,639,720           --   --     1,579,639,720
  Materials.....................    442,316,665           --   --       442,316,665
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,984,308           --   --         1,984,308
  Telecommunication Services....    190,781,896           --   --       190,781,896
  Utilities.....................    257,742,240           --   --       257,742,240
Preferred Stocks
  Other.........................             --           --   --                --
Rights/Warrants.................             --      153,458   --           153,458
Temporary Cash Investments......     30,400,127           --   --        30,400,127
Securities Lending Collateral...             --  793,202,676   --       793,202,676
                                 -------------- ------------   --    --------------
TOTAL........................... $9,084,541,519 $793,411,397   --    $9,877,952,916
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (91.0%)
Consumer Discretionary -- (11.9%)
    Comcast Corp. Class A.................. 1,101,420 $   57,009,499            0.5%
    Time Warner, Inc.......................   517,992     34,425,748            0.3%
    Twenty-First Century Fox, Inc. Class A.   846,333     27,099,583            0.2%
    Walt Disney Co. (The)..................   830,524     65,893,774            0.6%
    Other Securities.......................            1,314,336,060           11.5%
                                                      --------------           -----
Total Consumer Discretionary...............            1,498,764,664           13.1%
                                                      --------------           -----
Consumer Staples -- (5.7%)
    Coca-Cola Co. (The)....................   710,972     29,000,548            0.3%
    CVS Caremark Corp......................   680,040     49,452,509            0.4%
    Mondelez International, Inc. Class A...   938,871     33,470,751            0.3%
    PepsiCo, Inc...........................   321,785     27,638,114            0.3%
    Procter & Gamble Co. (The).............   646,219     53,345,378            0.5%
    Wal-Mart Stores, Inc...................   773,229     61,634,084            0.5%
    Other Securities.......................              456,824,401            3.9%
                                                      --------------           -----
Total Consumer Staples.....................              711,365,785            6.2%
                                                      --------------           -----
Energy -- (11.2%)
    Anadarko Petroleum Corp................   289,878     28,703,720            0.3%
    Chevron Corp........................... 1,126,532    141,402,297            1.2%
    ConocoPhillips.........................   719,368     53,456,236            0.5%
    EOG Resources, Inc.....................   313,746     30,747,108            0.3%
    Exxon Mobil Corp....................... 3,041,760    311,506,642            2.7%
    Occidental Petroleum Corp..............   470,771     45,076,323            0.4%
    Phillips 66............................   330,183     27,477,829            0.2%
    Schlumberger, Ltd......................   324,889     32,992,478            0.3%
    Other Securities.......................              741,633,360            6.4%
                                                      --------------           -----
Total Energy...............................            1,412,995,993           12.3%
                                                      --------------           -----
Financials -- (16.9%)
    American International Group, Inc......   794,955     42,235,959            0.4%
    Ameriprise Financial, Inc..............   219,392     24,490,729            0.2%
    Bank of America Corp................... 5,487,830     83,085,746            0.7%
*   Berkshire Hathaway, Inc. Class B.......   232,188     29,917,424            0.3%
    Citigroup, Inc......................... 1,691,954     81,061,516            0.7%
    Goldman Sachs Group, Inc. (The)........   245,156     39,180,832            0.4%
    JPMorgan Chase & Co.................... 2,211,559    123,803,073            1.1%
    U.S. Bancorp........................... 1,031,884     42,080,230            0.4%
    Wells Fargo & Co....................... 2,946,809    146,279,599            1.3%
    Other Securities.......................            1,511,570,030           13.0%
                                                      --------------           -----
Total Financials...........................            2,123,705,138           18.5%
                                                      --------------           -----
Health Care -- (9.8%)
    Amgen, Inc.............................   259,507     28,999,907            0.3%
*   Express Scripts Holding Co.............   462,397     30,786,392            0.3%
    Johnson & Johnson......................   664,537     67,310,953            0.6%
    Merck & Co., Inc....................... 1,401,705     82,083,845            0.7%
    Pfizer, Inc............................ 3,831,803    119,858,798            1.1%
    UnitedHealth Group, Inc................   576,403     43,253,281            0.4%
    Zoetis, Inc............................   936,170     28,328,504            0.3%
    Other Securities.......................              829,025,218            7.0%
                                                      --------------           -----
Total Health Care..........................            1,229,646,898           10.7%
                                                      --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                          Shares       Value+      of Net Assets**
                                                          ------       ------      ---------------
Industrials -- (12.8%)
    Caterpillar, Inc...................................    237,421 $    25,024,173            0.2%
    General Electric Co................................  5,351,514     143,902,211            1.3%
    Union Pacific Corp.................................    267,041      50,852,618            0.5%
    Other Securities...................................              1,391,070,871           12.0%
                                                                   ---------------           -----
Total Industrials......................................              1,610,849,873           14.0%
                                                                   ---------------           -----
Information Technology -- (14.0%)
    Apple, Inc.........................................    318,984     188,229,269            1.7%
    Cisco Systems, Inc.................................  3,101,253      71,669,957            0.6%
    EMC Corp...........................................  1,136,231      29,314,760            0.3%
    Hewlett-Packard Co.................................  1,806,885      59,735,618            0.5%
    Intel Corp.........................................  3,577,014      95,470,504            0.8%
    International Business Machines Corp...............    159,105      31,259,359            0.3%
*   Micron Technology, Inc.............................  1,086,356      28,375,619            0.3%
    Microsoft Corp.....................................  1,623,715      65,598,086            0.6%
    Oracle Corp........................................    676,733      27,664,845            0.3%
    Visa, Inc. Class A.................................    196,429      39,798,480            0.4%
    Other Securities...................................              1,120,511,351            9.5%
                                                                   ---------------           -----
Total Information Technology...........................              1,757,627,848           15.3%
                                                                   ---------------           -----
Materials -- (4.7%)
    Dow Chemical Co. (The).............................    627,320      31,303,268            0.3%
    Other Securities...................................                555,457,079            4.8%
                                                                   ---------------           -----
Total Materials........................................                586,760,347            5.1%
                                                                   ---------------           -----

Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                   ---------------           -----

Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                    547,524            0.0%
                                                                   ---------------           -----

Telecommunication Services -- (2.2%)
    AT&T, Inc..........................................  3,399,091     121,347,549            1.1%
    Verizon Communications, Inc........................  1,787,444      83,527,258            0.7%
    Other Securities...................................                 73,034,442            0.6%
                                                                   ---------------           -----
Total Telecommunication Services.......................                277,909,249            2.4%
                                                                   ---------------           -----

Utilities -- (1.8%)
    Other Securities...................................                231,094,679            2.0%
                                                                   ---------------           -----
TOTAL COMMON STOCKS....................................             11,441,267,998           99.6%
                                                                   ---------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                   ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    276,051            0.0%
                                                                   ---------------           -----

TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves, 0.074%. 60,382,618      60,382,618            0.5%
                                                                   ---------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                         Shares/
                                          Face                       Percentage
                                         Amount        Value+      of Net Assets**
                                         -------       ------      ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@   DFA Short Term Investment Fund.. 92,686,728 $ 1,072,385,449            9.3%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
       (Cost $8,675,132,024)...........            $12,574,312,116          109.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,498,711,426 $       53,238   --    $ 1,498,764,664
  Consumer Staples..............     711,365,785             --   --        711,365,785
  Energy........................   1,412,995,993             --   --      1,412,995,993
  Financials....................   2,123,698,674          6,464   --      2,123,705,138
  Health Care...................   1,229,592,912         53,986   --      1,229,646,898
  Industrials...................   1,610,849,230            643   --      1,610,849,873
  Information Technology........   1,757,627,848             --   --      1,757,627,848
  Materials.....................     586,760,347             --   --        586,760,347
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         547,524             --   --            547,524
  Telecommunication Services....     277,909,249             --   --        277,909,249
  Utilities.....................     231,094,679             --   --        231,094,679
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        276,051   --            276,051
Temporary Cash Investments......      60,382,618             --   --         60,382,618
Securities Lending Collateral...              --  1,072,385,449   --      1,072,385,449
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,501,536,285 $1,072,775,831   --    $12,574,312,116
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (88.2%)
Consumer Discretionary -- (11.9%)
    Comcast Corp. Class A.........................   336,814 $ 17,433,493            0.6%
    Walt Disney Co. (The).........................   118,253    9,382,193            0.3%
    Other Securities..............................            401,632,968           12.5%
                                                             ------------           -----
Total Consumer Discretionary......................            428,448,654           13.4%
                                                             ------------           -----
Consumer Staples -- (4.3%)
    CVS Caremark Corp.............................   113,204    8,232,195            0.3%
    Mondelez International, Inc. Class A..........   234,487    8,359,462            0.3%
    Procter & Gamble Co. (The)....................   105,525    8,711,089            0.3%
    Tyson Foods, Inc. Class A.....................   164,162    6,889,879            0.2%
    Wal-Mart Stores, Inc..........................   102,008    8,131,058            0.3%
    Other Securities..............................            113,596,910            3.4%
                                                             ------------           -----
Total Consumer Staples............................            153,920,593            4.8%
                                                             ------------           -----
Energy -- (11.3%)
    Anadarko Petroleum Corp.......................    78,236    7,746,929            0.3%
    Chesapeake Energy Corp........................   411,342   11,826,082            0.4%
    Chevron Corp..................................   304,598   38,233,141            1.2%
    ConocoPhillips................................   202,245   15,028,826            0.5%
    Exxon Mobil Corp..............................   436,562   44,708,314            1.4%
    Nabors Industries, Ltd........................   272,425    6,952,286            0.2%
    Occidental Petroleum Corp.....................   138,481   13,259,556            0.4%
    Phillips 66...................................    91,273    7,595,739            0.2%
    Tesoro Corp...................................   131,157    7,382,828            0.2%
*   Weatherford International, Ltd................   429,641    9,022,461            0.3%
    Other Securities..............................            247,244,735            7.7%
                                                             ------------           -----
Total Energy......................................            409,000,897           12.8%
                                                             ------------           -----
Financials -- (20.5%)
    American Financial Group, Inc.................   125,705    7,344,943            0.2%
    American International Group, Inc.............   128,798    6,843,038            0.2%
    Ameriprise Financial, Inc.....................    68,100    7,602,003            0.3%
    Bank of America Corp.......................... 1,375,380   20,823,253            0.7%
    Citigroup, Inc................................   394,453   18,898,243            0.6%
    Goldman Sachs Group, Inc. (The)...............    52,050    8,318,631            0.3%
    Hartford Financial Services Group, Inc. (The).   282,497   10,133,167            0.3%
    JPMorgan Chase & Co...........................   570,669   31,946,051            1.0%
    Lincoln National Corp.........................   152,570    7,401,171            0.2%
#   M&T Bank Corp.................................    62,325    7,604,273            0.3%
    MetLife, Inc..................................   134,576    7,045,054            0.2%
    Principal Financial Group, Inc................   157,281    7,367,042            0.2%
    Regions Financial Corp........................   681,506    6,910,471            0.2%
    Wells Fargo & Co..............................   664,411   32,981,362            1.0%
    Other Securities..............................            560,785,700           17.5%
                                                             ------------           -----
Total Financials..................................            742,004,402           23.2%
                                                             ------------           -----
Health Care -- (7.1%)
    Johnson & Johnson.............................    90,092    9,125,419            0.3%
    Merck & Co., Inc..............................   149,737    8,768,599            0.3%
    Pfizer, Inc...................................   459,005   14,357,676            0.5%
    Other Securities..............................            223,631,656            6.9%
                                                             ------------           -----
Total Health Care.................................            255,883,350            8.0%
                                                             ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (12.6%)
      General Electric Co................................    773,205 $   20,791,482            0.7%
      Southwest Airlines Co..............................    457,205     11,050,645            0.4%
      Union Pacific Corp.................................     38,051      7,246,052            0.2%
      Other Securities...................................               415,579,849           12.9%
                                                                     --------------          ------
Total Industrials........................................               454,668,028           14.2%
                                                                     --------------          ------
Information Technology -- (12.2%)
      Apple, Inc.........................................     44,049     25,992,874            0.8%
      Fidelity National Information Services, Inc........    135,134      7,220,210            0.2%
      Hewlett-Packard Co.................................    265,841      8,788,703            0.3%
      IAC/InterActiveCorp................................    115,491      7,654,743            0.3%
      Intel Corp.........................................    534,019     14,252,967            0.5%
*     Micron Technology, Inc.............................    569,578     14,877,377            0.5%
      Visa, Inc. Class A.................................     37,703      7,639,005            0.3%
      Western Digital Corp...............................    122,881     10,829,503            0.4%
      Xerox Corp.........................................    731,469      8,843,460            0.3%
      Other Securities...................................               333,621,346           10.1%
                                                                     --------------          ------
Total Information Technology.............................               439,720,188           13.7%
                                                                     --------------          ------
Materials -- (5.3%)
      Alcoa, Inc.........................................    555,703      7,485,319            0.3%
      Other Securities...................................               184,217,343            5.7%
                                                                     --------------          ------
Total Materials..........................................               191,702,662            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   348,570            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc..........................................    796,344     28,429,481            0.9%
#     Frontier Communications Corp.......................  1,416,600      8,428,770            0.3%
      Verizon Communications, Inc........................    259,639     12,132,931            0.4%
      Other Securities...................................                21,569,670            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                70,560,852            2.2%
                                                                     --------------          ------
Utilities -- (1.1%)
      Other Securities...................................                40,459,179            1.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,186,717,375           99.6%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   115,879            0.0%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.074%.  4,430,137      4,430,137            0.1%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund..................... 36,602,480    423,490,694           13.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,520,716,777)................................              $3,614,754,085          112.9%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  428,433,899 $     14,755   --    $  428,448,654
  Consumer Staples..............    153,920,593           --   --       153,920,593
  Energy........................    409,000,897           --   --       409,000,897
  Financials....................    742,001,713        2,689   --       742,004,402
  Health Care...................    255,844,065       39,285   --       255,883,350
  Industrials...................    454,667,543          485   --       454,668,028
  Information Technology........    439,720,188           --   --       439,720,188
  Materials.....................    191,702,662           --   --       191,702,662
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        348,570           --   --           348,570
  Telecommunication Services....     70,560,852           --   --        70,560,852
  Utilities.....................     40,459,179           --   --        40,459,179
Rights/Warrants.................             --      115,879   --           115,879
Temporary Cash Investments......      4,430,137           --   --         4,430,137
Securities Lending Collateral...             --  423,490,694   --       423,490,694
                                 -------------- ------------   --    --------------
TOTAL........................... $3,191,090,298 $423,663,787   --    $3,614,754,085
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (79.8%)
Consumer Discretionary -- (13.9%)
*   Buffalo Wild Wings, Inc........................   154,231 $   22,536,234            0.3%
#   Cheesecake Factory, Inc. (The).................   395,850     17,769,706            0.2%
#*  Deckers Outdoor Corp...........................   252,472     19,932,664            0.2%
    Men's Wearhouse, Inc. (The)....................   366,998     17,388,365            0.2%
#   Pool Corp......................................   297,781     17,575,035            0.2%
#   Thor Industries, Inc...........................   280,232     17,057,722            0.2%
    Other Securities...............................            1,344,069,552           16.1%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,456,329,278           17.4%
                                                              --------------          ------
Consumer Staples -- (3.1%)
    Other Securities...............................              324,070,330            3.9%
                                                              --------------          ------
Energy -- (5.0%)
    Bristow Group, Inc.............................   240,116     18,440,909            0.2%
#*  Carrizo Oil & Gas, Inc.........................   362,513     19,945,465            0.2%
#   Exterran Holdings, Inc.........................   427,513     18,391,609            0.2%
#   Western Refining, Inc..........................   474,279     20,631,136            0.3%
    Other Securities...............................              442,818,280            5.3%
                                                              --------------          ------
Total Energy.......................................              520,227,399            6.2%
                                                              --------------          ------
Financials -- (13.2%)
    Aspen Insurance Holdings, Ltd..................   393,938     18,034,482            0.2%
#   Bank of Hawaii Corp............................   311,016     17,158,753            0.2%
    CNO Financial Group, Inc.......................   978,475     16,878,694            0.2%
    PacWest Bancorp................................   529,478     20,845,549            0.3%
#*  Portfolio Recovery Associates, Inc.............   311,847     17,822,056            0.2%
*   Stifel Financial Corp..........................   367,302     17,178,715            0.2%
#   TCF Financial Corp............................. 1,122,858     17,628,871            0.2%
    Webster Financial Corp.........................   593,754     17,895,746            0.2%
    Other Securities...............................            1,241,022,930           14.8%
                                                              --------------          ------
Total Financials...................................            1,384,465,796           16.5%
                                                              --------------          ------
Health Care -- (7.5%)
*   Charles River Laboratories International, Inc..   349,228     18,760,528            0.2%
#*  Myriad Genetics, Inc...........................   502,527     21,211,665            0.3%
    STERIS Corp....................................   351,014     16,866,223            0.2%
*   VCA Antech, Inc................................   590,362     18,082,788            0.2%
    Other Securities...............................              708,767,643            8.4%
                                                              --------------          ------
Total Health Care..................................              783,688,847            9.3%
                                                              --------------          ------
Industrials -- (14.7%)
#   Alliant Techsystems, Inc.......................   169,067     24,382,843            0.3%
    AMERCO.........................................    73,355     18,346,819            0.2%
#*  Avis Budget Group, Inc.........................   435,404     22,897,896            0.3%
    Deluxe Corp....................................   335,346     18,427,263            0.2%
#   EnerSys, Inc...................................   269,950     18,243,221            0.2%
*   Esterline Technologies Corp....................   177,418     19,342,110            0.2%
    Huntington Ingalls Industries, Inc.............   227,971     23,481,013            0.3%
#   Landstar System, Inc...........................   277,211     17,461,521            0.2%
#   Manitowoc Co., Inc. (The)......................   789,124     25,078,361            0.3%
#*  MasTec, Inc....................................   498,398     19,726,593            0.2%
*   Middleby Corp. (The)...........................    73,604     18,583,538            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                         Percentage
                                             Shares        Value+      of Net Assets**
                                             ------        ------      ---------------
Industrials -- (Continued)
*     Spirit Airlines, Inc................     478,914 $    27,221,472            0.3%
      Other Securities....................               1,283,126,117           15.4%
                                                       ---------------          ------
Total Industrials.........................               1,536,318,767           18.3%
                                                       ---------------          ------
Information Technology -- (14.7%)
      Anixter International, Inc..........     180,205      17,656,486            0.2%
*     ARRIS Group, Inc....................     747,557      19,503,762            0.2%
      Belden, Inc.........................     250,180      18,465,786            0.2%
#*    Finisar Corp........................     716,199      18,728,604            0.2%
#     Lexmark International, Inc. Class A.     437,283      18,803,169            0.2%
*     RF Micro Devices, Inc...............   2,305,447      19,457,973            0.2%
#*    SunEdison, Inc......................   1,202,919      23,132,132            0.3%
#*    Synaptics, Inc......................     276,279      17,170,740            0.2%
*     Zebra Technologies Corp. Class A....     306,956      21,315,025            0.3%
      Other Securities....................               1,368,724,282           16.4%
                                                       ---------------          ------
Total Information Technology..............               1,542,957,959           18.4%
                                                       ---------------          ------
Materials -- (4.4%)
*     KapStone Paper and Packaging Corp...     665,719      17,561,667            0.2%
#     PolyOne Corp........................     529,913      19,855,840            0.2%
      Sensient Technologies Corp..........     327,419      17,696,997            0.2%
      Worthington Industries, Inc.........     463,710      17,064,528            0.2%
      Other Securities....................                 393,298,139            4.7%
                                                       ---------------          ------
Total Materials...........................                 465,477,171            5.5%
                                                       ---------------          ------
Other -- (0.0%)
      Other Securities....................                          --            0.0%
                                                       ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities....................                   6,475,221            0.1%
                                                       ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities....................                  50,995,661            0.6%
                                                       ---------------          ------
Utilities -- (2.7%)
      Black Hills Corp....................     299,559      17,299,532            0.2%
#     IDACORP, Inc........................     331,395      18,604,515            0.2%
#     Portland General Electric Co........     503,278      16,844,715            0.2%
      Other Securities....................                 236,745,206            2.8%
                                                       ---------------          ------
Total Utilities...........................                 289,493,968            3.4%
                                                       ---------------          ------
TOTAL COMMON STOCKS.......................               8,360,500,397           99.6%
                                                       ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities....................                          --            0.0%
                                                       ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities....................                     806,391            0.0%
                                                       ---------------          ------

                                             Shares/
                                              Face
                                             Amount
                                             -------         -                -
                                              (000)
SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@  DFA Short Term Investment Fund...... 182,508,338   2,111,621,465           25.2%
                                                       ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,157,126,718).................               $10,472,928,253          124.8%
                                                       ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 -----------------------------------------------------
                                    Level 1        Level 2     Level 3      Total
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,456,311,570 $       17,708   --    $ 1,456,329,278
  Consumer Staples..............    324,070,330             --   --        324,070,330
  Energy........................    520,227,399             --   --        520,227,399
  Financials....................  1,384,444,603         21,193   --      1,384,465,796
  Health Care...................    783,552,244        136,603   --        783,688,847
  Industrials...................  1,536,314,041          4,726   --      1,536,318,767
  Information Technology........  1,542,957,959             --   --      1,542,957,959
  Materials.....................    465,477,171             --   --        465,477,171
  Other.........................             --             --   --                 --
  Real Estate Investment Trusts.      6,475,221             --   --          6,475,221
  Telecommunication Services....     50,995,661             --   --         50,995,661
  Utilities.....................    289,493,968             --   --        289,493,968
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        806,391   --            806,391
Securities Lending Collateral...             --  2,111,621,465   --      2,111,621,465
                                 -------------- --------------   --    ---------------
TOTAL........................... $8,360,320,167 $2,112,608,086   --    $10,472,928,253
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (83.4%)
  Consumer Discretionary -- (14.7%)
  *   Asbury Automotive Group, Inc...... 272,113 $ 16,800,257            0.4%
  #*  Conn's, Inc....................... 297,054   13,138,698            0.3%
      Finish Line, Inc. (The) Class A... 566,582   15,598,002            0.3%
  #*  G-III Apparel Group, Ltd.......... 192,344   13,804,529            0.3%
  #*  Grand Canyon Education, Inc....... 367,324   15,839,011            0.3%
  *   Helen of Troy, Ltd................ 194,371   12,187,062            0.3%
      La-Z-Boy, Inc..................... 560,610   13,583,580            0.3%
      Papa John's International, Inc.... 398,990   17,499,701            0.4%
  #*  Pinnacle Entertainment, Inc....... 540,950   12,587,906            0.3%
  #*  Sonic Corp........................ 614,578   11,701,565            0.3%
  #   Sturm Ruger & Co., Inc............ 185,803   11,956,423            0.3%
      Other Securities..................          688,649,062           14.1%
                                                 ------------          ------
  Total Consumer Discretionary..........          843,345,796           17.6%
                                                 ------------          ------
  Consumer Staples -- (3.5%)
      Andersons, Inc. (The)............. 247,908   15,442,189            0.3%
  #   Cal-Maine Foods, Inc.............. 201,183   11,996,542            0.3%
      J&J Snack Foods Corp.............. 162,568   15,216,365            0.3%
  #*  Susser Holdings Corp.............. 245,851   19,023,950            0.4%
      Other Securities..................          138,857,525            2.9%
                                                 ------------          ------
  Total Consumer Staples................          200,536,571            4.2%
                                                 ------------          ------
  Energy -- (5.2%)
  *   Carrizo Oil & Gas, Inc............ 216,987   11,938,625            0.3%
  *   Clayton Williams Energy, Inc...... 109,912   15,880,086            0.3%
      EnLink Midstream LLC.............. 460,526   16,270,384            0.3%
  #*  EPL Oil & Gas, Inc................ 309,088   12,097,704            0.3%
  *   Rex Energy Corp................... 567,510   11,951,761            0.3%
      Other Securities..................          228,737,824            4.7%
                                                 ------------          ------
  Total Energy..........................          296,876,384            6.2%
                                                 ------------          ------
  Financials -- (14.3%)
  #*  Encore Capital Group, Inc......... 293,377   12,679,754            0.3%
  #   FBL Financial Group, Inc. Class A. 271,426   12,135,456            0.3%
      Horace Mann Educators Corp........ 426,348   12,820,284            0.3%
  *   Western Alliance Bancorp.......... 615,654   14,203,138            0.3%
      Other Securities..................          766,060,935           15.8%
                                                 ------------          ------
  Total Financials......................          817,899,567           17.0%
                                                 ------------          ------
  Health Care -- (8.1%)
  *   Amsurg Corp....................... 290,077   12,563,235            0.3%
      CONMED Corp....................... 254,463   11,789,271            0.3%
  *   Corvel Corp....................... 270,276   12,308,369            0.3%
  *   NuVasive, Inc..................... 346,328   11,674,717            0.2%
  *   Prestige Brands Holdings, Inc..... 349,826   11,726,167            0.3%
      Other Securities..................          401,549,501            8.2%
                                                 ------------          ------
  Total Health Care.....................          461,611,260            9.6%
                                                 ------------          ------
  Industrials -- (15.5%)
  #   AAON, Inc......................... 412,028   11,680,994            0.2%
  #   American Railcar Industries, Inc.. 183,840   12,765,850            0.3%
  #*  EnPro Industries, Inc............. 205,444   14,629,667            0.3%
  #*  Greenbrier Cos., Inc. (The)....... 233,628   12,251,452            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
*     H&E Equipment Services, Inc........................    315,381 $   12,157,938            0.3%
*     Huron Consulting Group, Inc........................    164,171     11,688,975            0.2%
      Mueller Water Products, Inc. Class A...............  1,433,001     13,068,969            0.3%
#     Raven Industries, Inc..............................    372,560     11,512,104            0.2%
      Other Securities...................................               789,855,016           16.4%
                                                                     --------------          ------
Total Industrials........................................               889,610,965           18.5%
                                                                     --------------          ------
Information Technology -- (14.7%)
*     Electronics for Imaging, Inc.......................    378,928     14,319,689            0.3%
#     Heartland Payment Systems, Inc.....................    339,474     13,898,066            0.3%
*     iGATE Corp.........................................    444,069     16,252,925            0.3%
*     Integrated Device Technology, Inc..................  1,086,430     12,678,638            0.3%
*     Manhattan Associates, Inc..........................    797,364     25,140,887            0.5%
      Methode Electronics, Inc...........................    439,533     12,192,645            0.3%
*     Netscout Systems, Inc..............................    328,700     12,806,152            0.3%
#*    SunEdison, Inc.....................................  1,431,312     27,524,130            0.6%
#*    Tyler Technologies, Inc............................    200,480     16,369,192            0.3%
      Other Securities...................................               690,094,080           14.3%
                                                                     --------------          ------
Total Information Technology.............................               841,276,404           17.5%
                                                                     --------------          ------
Materials -- (5.0%)
      AMCOL International Corp...........................    270,805     12,416,409            0.3%
*     Clearwater Paper Corp..............................    188,063     11,545,188            0.2%
#*    Flotek Industries, Inc.............................    458,236     12,835,190            0.3%
*     KapStone Paper and Packaging Corp..................    640,153     16,887,236            0.4%
      Other Securities...................................               229,804,098            4.7%
                                                                     --------------          ------
Total Materials..........................................               283,488,121            5.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities...................................                54,707,698            1.1%
                                                                     --------------          ------
Utilities -- (1.4%)
      Other Securities...................................                81,698,194            1.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS                                                   4,771,050,960           99.3%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   442,939            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.074%. 13,684,516     13,684,516            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (16.4%)
(S)@  DFA Short Term Investment Fund..................... 80,788,021    934,717,403           19.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,074,714,677)................................              $5,719,895,818          119.1%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  843,342,070 $      3,726   --    $  843,345,796
  Consumer Staples............    200,536,571           --   --       200,536,571
  Energy......................    296,876,384           --   --       296,876,384
  Financials..................    817,859,351       40,216   --       817,899,567
  Health Care.................    461,416,467      194,793   --       461,611,260
  Industrials.................    889,606,810        4,155   --       889,610,965
  Information Technology......    841,276,404           --   --       841,276,404
  Materials...................    283,488,121           --   --       283,488,121
  Other.......................             --           --   --                --
  Telecommunication Services..     54,707,698           --   --        54,707,698
  Utilities...................     81,698,194           --   --        81,698,194
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      442,939   --           442,939
Temporary Cash Investments....     13,684,516           --   --        13,684,516
Securities Lending Collateral.             --  934,717,403   --       934,717,403
                               -------------- ------------   --    --------------
TOTAL......................... $4,784,492,586 $935,403,232   --    $5,719,895,818
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.4%)
Real Estate Investment Trusts -- (90.4%)
    Alexandria Real Estate Equities, Inc..........   752,209 $   55,528,068            1.0%
    American Campus Communities, Inc.............. 1,102,469     42,114,316            0.8%
#   American Realty Capital Properties, Inc....... 2,343,374     30,674,766            0.5%
    Apartment Investment & Management Co. Class A. 1,543,197     47,576,763            0.9%
    AvalonBay Communities, Inc.................... 1,289,209    176,041,489            3.2%
    BioMed Realty Trust, Inc...................... 2,007,467     41,956,060            0.8%
    Boston Properties, Inc........................ 1,593,847    186,703,238            3.4%
    Camden Property Trust.........................   899,150     61,582,783            1.1%
#   CBL & Associates Properties, Inc.............. 1,712,564     31,117,288            0.6%
#   DDR Corp...................................... 3,171,416     54,453,213            1.0%
#   Digital Realty Trust, Inc..................... 1,335,363     71,308,384            1.3%
    Douglas Emmett, Inc........................... 1,411,552     38,958,835            0.7%
    Duke Realty Corp.............................. 3,429,756     60,089,325            1.1%
#   EPR Properties................................   539,553     28,925,436            0.5%
    Equity Lifestyle Properties, Inc..............   825,232     34,552,464            0.6%
    Equity Residential............................ 3,570,728    212,244,072            3.8%
#   Essex Property Trust, Inc.....................   623,473    108,022,932            1.9%
    Extra Space Storage, Inc...................... 1,144,911     59,913,193            1.1%
#   Federal Realty Investment Trust...............   698,327     82,081,356            1.5%
#   General Growth Properties, Inc................ 5,007,143    115,014,075            2.1%
    HCP, Inc...................................... 4,900,540    205,136,604            3.7%
    Health Care REIT, Inc......................... 3,036,531    191,574,741            3.4%
#   Highwoods Properties, Inc.....................   948,863     38,286,622            0.7%
#   Home Properties, Inc..........................   592,941     36,525,166            0.7%
    Hospitality Properties Trust.................. 1,567,938     47,116,537            0.8%
    Host Hotels & Resorts, Inc.................... 8,001,851    171,639,704            3.1%
#   Kilroy Realty Corp............................   856,391     51,015,212            0.9%
#   Kimco Realty Corp............................. 4,266,286     97,783,275            1.8%
    LaSalle Hotel Properties...................... 1,085,950     35,923,226            0.6%
    Liberty Property Trust........................ 1,534,176     57,531,600            1.0%
#   Macerich Co. (The)............................ 1,466,758     95,207,262            1.7%
#   Mid-America Apartment Communities, Inc........   771,284     53,719,931            1.0%
#   National Retail Properties, Inc............... 1,280,917     43,717,697            0.8%
#   Omega Healthcare Investors, Inc............... 1,298,132     45,149,031            0.8%
#   Piedmont Office Realty Trust, Inc. Class A.... 1,644,951     28,967,587            0.5%
    Post Properties, Inc..........................   560,041     28,119,659            0.5%
    Prologis, Inc................................. 5,219,304    212,060,322            3.8%
    Public Storage................................ 1,516,772    266,208,654            4.8%
#   Realty Income Corp............................ 2,287,827     99,406,083            1.8%
#   Regency Centers Corp..........................   962,678     50,473,208            0.9%
    Senior Housing Properties Trust............... 1,963,761     46,089,471            0.8%
    Simon Property Group, Inc..................... 3,160,039    547,318,755            9.9%
#   SL Green Realty Corp..........................   990,296    103,693,894            1.9%
    Sunstone Hotel Investors, Inc................. 1,933,826     27,673,050            0.5%
#   Tanger Factory Outlet Centers, Inc............   995,423     35,516,693            0.6%
    Taubman Centers, Inc..........................   660,158     48,085,909            0.9%
    UDR, Inc...................................... 2,621,647     67,795,791            1.2%
    Ventas, Inc................................... 3,063,137    202,412,093            3.6%
    Vornado Realty Trust.......................... 1,757,940    180,364,644            3.2%
#   Weingarten Realty Investors................... 1,209,563     37,738,366            0.7%
    Other Securities..............................              832,961,759           15.1%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            5,524,070,602           99.6%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.074%. 29,680,720 $   29,680,720            0.5%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund..................... 48,147,372    557,065,090           10.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,448,507,178)................................              $6,110,816,412          110.2%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $5,524,070,602           --   --    $5,524,070,602
Temporary Cash Investments......     29,680,720           --   --        29,680,720
Securities Lending Collateral...             -- $557,065,090   --       557,065,090
                                 -------------- ------------   --    --------------
TOTAL........................... $5,553,751,322 $557,065,090   --    $6,110,816,412
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 498,606 $ 16,034,058            0.5%
    BHP Billiton, Ltd........................... 485,719   17,105,369            0.6%
    Commonwealth Bank of Australia.............. 300,939   22,137,341            0.7%
    National Australia Bank, Ltd................ 421,443   13,877,011            0.5%
    Westpac Banking Corp........................ 485,651   15,907,261            0.5%
    Other Securities............................          121,778,789            4.0%
                                                         ------------          ------
TOTAL AUSTRALIA.................................          206,839,829            6.8%
                                                         ------------          ------

AUSTRIA -- (0.3%)
    Other Securities............................            9,481,989            0.3%
                                                         ------------          ------

BELGIUM -- (1.0%)
    Anheuser-Busch InBev NV..................... 129,307   14,093,925            0.5%
    Other Securities............................           20,889,968            0.6%
                                                         ------------          ------
TOTAL BELGIUM...................................           34,983,893            1.1%
                                                         ------------          ------

CANADA -- (8.1%)
    Bank of Nova Scotia......................... 196,436   11,936,169            0.4%
#   Royal Bank of Canada........................ 239,589   15,990,087            0.5%
    Suncor Energy, Inc.......................... 279,079   10,765,440            0.4%
#   Toronto-Dominion Bank (The)................. 301,119   14,486,570            0.5%
    Other Securities............................          228,687,008            7.5%
                                                         ------------          ------
TOTAL CANADA....................................          281,865,274            9.3%
                                                         ------------          ------

DENMARK -- (1.3%)
    Novo Nordisk A.S. Class B................... 283,026   12,845,413            0.4%
    Other Securities............................           30,841,351            1.0%
                                                         ------------          ------
TOTAL DENMARK...................................           43,686,764            1.4%
                                                         ------------          ------

FINLAND -- (0.8%)
    Other Securities............................           28,842,867            0.9%
                                                         ------------          ------

FRANCE -- (8.2%)
    BNP Paribas SA.............................. 209,632   15,752,684            0.5%
    LVMH Moet Hennessy Louis Vuitton SA.........  48,617    9,577,268            0.3%
    Sanofi...................................... 180,968   19,530,038            0.6%
    Total SA.................................... 294,621   21,078,411            0.7%
#   Total SA Sponsored ADR...................... 157,489   11,219,516            0.4%
    Other Securities............................          207,133,116            6.8%
                                                         ------------          ------
TOTAL FRANCE....................................          284,291,033            9.3%
                                                         ------------          ------

GERMANY -- (7.1%)
#   Allianz SE..................................  68,800   11,973,254            0.4%
#   BASF SE..................................... 164,609   19,095,584            0.6%
#   Bayer AG.................................... 134,071   18,641,456            0.6%
    Bayerische Motoren Werke AG.................  78,275    9,839,554            0.3%
    Daimler AG.................................. 188,841   17,580,932            0.6%
    SAP AG...................................... 139,819   11,301,152            0.4%
    Siemens AG.................................. 114,499   15,104,734            0.5%
    Other Securities............................          140,906,226            4.6%
                                                         ------------          ------
TOTAL GERMANY...................................          244,442,892            8.0%
                                                         ------------          ------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
HONG KONG -- (2.4%)
    AIA Group, Ltd........................ 2,235,600 $ 10,873,050            0.4%
    Other Securities......................             72,447,662            2.3%
                                                     ------------          ------
TOTAL HONG KONG...........................             83,320,712            2.7%
                                                     ------------          ------

IRELAND -- (0.3%)
    Other Securities......................             10,786,964            0.4%
                                                     ------------          ------

ISRAEL -- (0.4%)
    Other Securities......................             13,635,661            0.4%
                                                     ------------          ------

ITALY -- (2.0%)
    Other Securities......................             70,555,232            2.3%
                                                     ------------          ------

JAPAN -- (15.2%)
    Softbank Corp.........................   194,300   14,471,074            0.5%
    Sumitomo Mitsui Financial Group, Inc..   261,540   10,338,756            0.4%
    Toyota Motor Corp.....................   343,900   18,580,281            0.6%
    Toyota Motor Corp. Sponsored ADR......   103,254   11,194,799            0.4%
    Other Securities......................            471,850,821           15.4%
                                                     ------------          ------
TOTAL JAPAN...............................            526,435,731           17.3%
                                                     ------------          ------

NETHERLANDS -- (2.3%)
#   Unilever NV...........................   242,733   10,408,659            0.3%
    Other Securities......................             68,281,059            2.3%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             78,689,718            2.6%
                                                     ------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities......................              3,643,491            0.1%
                                                     ------------          ------

NORWAY -- (0.8%)
    Other Securities......................             28,381,846            0.9%
                                                     ------------          ------

PORTUGAL -- (0.1%)
    Other Securities......................              4,988,608            0.2%
                                                     ------------          ------
SINGAPORE -- (1.2%).......................
    Other Securities......................             41,909,348            1.4%
                                                     ------------          ------

SPAIN -- (2.8%)
    Banco Santander SA.................... 1,336,231   13,289,713            0.4%
    Other Securities......................             82,331,508            2.7%
                                                     ------------          ------
TOTAL SPAIN...............................             95,621,221            3.1%
                                                     ------------          ------

SWEDEN -- (2.6%)
    Other Securities......................             89,891,860            3.0%
                                                     ------------          ------

SWITZERLAND -- (7.0%)
    Cie Financiere Richemont SA...........    99,748   10,148,362            0.3%
    Nestle SA.............................   588,034   45,445,776            1.5%
    Novartis AG...........................   286,619   24,916,505            0.8%
    Roche Holding AG......................   142,306   41,744,908            1.4%
    UBS AG................................   640,816   13,401,938            0.4%
    Other Securities......................            106,647,162            3.6%
                                                     ------------          ------
TOTAL SWITZERLAND.........................            242,304,651            8.0%
                                                     ------------          ------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                Shares       Value++     of Net Assets**
                                                ------       -------     ---------------
UNITED KINGDOM -- (17.1%)
      Anglo American P.L.C....................    488,404 $   13,056,552            0.4%
      AstraZeneca P.L.C.......................    135,231     10,674,404            0.4%
      BG Group P.L.C..........................    637,847     12,903,202            0.4%
      BP P.L.C. Sponsored ADR.................    567,667     28,735,304            0.9%
      British American Tobacco P.L.C..........    285,586     16,491,143            0.5%
#     Diageo P.L.C. Sponsored ADR.............     84,093     10,324,939            0.3%
      GlaxoSmithKline P.L.C...................    528,451     14,601,382            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR....    229,916     12,730,449            0.4%
      HSBC Holdings P.L.C.....................  1,640,666     16,763,687            0.6%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     19,318,900            0.6%
      Reckitt Benckiser Group P.L.C...........    127,159     10,265,031            0.3%
#     Royal Dutch Shell P.L.C. ADR(780259107).    258,685     21,897,685            0.7%
      Royal Dutch Shell P.L.C. ADR(780259206).    195,713     15,410,442            0.5%
      SABMiller P.L.C.........................    177,232      9,650,453            0.3%
      Vodafone Group P.L.C. Sponsored ADR.....    316,816     12,026,349            0.4%
      Other Securities........................               367,896,458           12.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               592,746,380           19.5%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,017,345,964           99.0%
                                                          --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 2,130,834            0.1%
                                                          --------------          ------
UNITED KINGDOM -- (0.0%)
      Other Securities........................                    93,648            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                 2,224,482            0.1%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                    15,347            0.0%
                                                          --------------          ------

FRANCE -- (0.0%)
      Other Securities........................                   126,509            0.0%
                                                          --------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                    18,500            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   282,687            0.0%
                                                          --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                   195,911            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   638,954            0.0%
                                                          --------------          ------

                                                Shares/
                                                 Face
                                                Amount       Value+
                                                -------      ------             -
                                                 (000)
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund.......... 38,225,151    442,265,001           14.5%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,739,201,752).....................              $3,462,474,401          113.6%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,543,149 $  199,296,680   --    $  206,839,829
  Austria.....................      189,081      9,292,908   --         9,481,989
  Belgium.....................    3,688,738     31,295,155   --        34,983,893
  Canada......................  281,865,274             --   --       281,865,274
  Denmark.....................    5,290,431     38,396,333   --        43,686,764
  Finland.....................    1,730,140     27,112,727   --        28,842,867
  France......................   19,252,865    265,038,168   --       284,291,033
  Germany.....................   23,571,412    220,871,480   --       244,442,892
  Hong Kong...................    1,032,065     82,288,647   --        83,320,712
  Ireland.....................    2,381,377      8,405,587   --        10,786,964
  Israel......................    7,382,132      6,253,529   --        13,635,661
  Italy.......................    6,588,527     63,966,705   --        70,555,232
  Japan.......................   38,521,216    487,914,515   --       526,435,731
  Netherlands.................   13,446,367     65,243,351   --        78,689,718
  New Zealand.................           --      3,643,491   --         3,643,491
  Norway......................    2,220,484     26,161,362   --        28,381,846
  Portugal....................       84,245      4,904,363   --         4,988,608
  Singapore...................           --     41,909,348   --        41,909,348
  Spain.......................   22,299,146     73,322,075   --        95,621,221
  Sweden......................      762,720     89,129,140   --        89,891,860
  Switzerland.................   19,611,858    222,692,793   --       242,304,651
  United Kingdom..............  195,703,285    397,043,095   --       592,746,380
Preferred Stocks
  Germany.....................           --      2,130,834   --         2,130,834
  United Kingdom..............           --         93,648   --            93,648
Rights/Warrants
  Australia...................           --         15,347   --            15,347
  France......................           --        126,509   --           126,509
  Hong Kong...................           --         18,500   --            18,500
  Spain.......................           --        282,687   --           282,687
  United Kingdom..............           --        195,911   --           195,911
Securities Lending Collateral.           --    442,265,001   --       442,265,001
                               ------------ --------------   --    --------------
TOTAL......................... $653,164,512 $2,809,309,889   --    $3,462,474,401
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (5.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,174,816 $ 37,779,466            0.3%
    Commonwealth Bank of Australia..............   384,649   28,295,122            0.3%
    National Australia Bank, Ltd................ 1,331,618   43,846,685            0.4%
    Westpac Banking Corp........................ 1,072,084   35,115,589            0.3%
    Other Securities............................            558,033,635            4.8%
                                                           ------------          ------
TOTAL AUSTRALIA.................................            703,070,497            6.1%
                                                           ------------          ------

AUSTRIA -- (0.5%)
    Other Securities............................             59,710,095            0.5%
                                                           ------------          ------

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.....................   228,944   24,953,943            0.2%
    Other Securities............................            130,112,449            1.2%
                                                           ------------          ------
TOTAL BELGIUM...................................            155,066,392            1.4%
                                                           ------------          ------

BRAZIL -- (0.0%)
    Other Securities............................                  6,373            0.0%
                                                           ------------          ------

CANADA -- (7.7%)
    Suncor Energy, Inc..........................   729,529   28,141,494            0.3%
#   Toronto-Dominion Bank (The).................   701,544   33,750,664            0.3%
    Other Securities............................            933,602,907            8.1%
                                                           ------------          ------
TOTAL CANADA....................................            995,495,065            8.7%
                                                           ------------          ------

CHINA -- (0.0%)
    Other Securities............................                810,990            0.0%
                                                           ------------          ------

DENMARK -- (1.4%)
    Other Securities............................            176,447,554            1.5%
                                                           ------------          ------

FINLAND -- (1.5%)
#*  Nokia Oyj................................... 3,651,928   27,344,067            0.2%
    Other Securities............................            162,290,235            1.5%
                                                           ------------          ------
TOTAL FINLAND...................................            189,634,302            1.7%
                                                           ------------          ------

FRANCE -- (7.1%)
    BNP Paribas SA..............................   468,229   35,184,814            0.3%
    Cie de St-Gobain............................   420,301   25,749,926            0.2%
#   Sanofi ADR..................................   522,052   28,086,398            0.3%
    Total SA....................................   800,396   57,263,657            0.5%
#   Total SA Sponsored ADR......................   595,142   42,397,916            0.4%
    Other Securities............................            735,859,847            6.4%
                                                           ------------          ------
TOTAL FRANCE....................................            924,542,558            8.1%
                                                           ------------          ------

GERMANY -- (6.1%)
#   Allianz SE..................................   150,380   26,170,608            0.2%
    Bayerische Motoren Werke AG.................   248,108   31,188,401            0.3%
    Daimler AG..................................   531,976   49,526,500            0.4%
    Deutsche Telekom AG......................... 1,506,152   25,304,945            0.2%
    Fresenius SE & Co. KGaA.....................   161,560   24,581,785            0.2%
    Linde AG....................................   112,611   23,387,591            0.2%
    RWE AG......................................   673,370   25,696,523            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
GERMANY -- (Continued)
#   Siemens AG Sponsored ADR..............    195,766 $   25,807,832            0.2%
    Other Securities......................               563,950,455            5.0%
                                                      --------------          ------
TOTAL GERMANY.............................               795,614,640            6.9%
                                                      --------------          ------

GREECE -- (0.0%)
    Other Securities......................                    71,924            0.0%
                                                      --------------          ------

HONG KONG -- (2.3%)
    Other Securities......................               296,427,284            2.6%
                                                      --------------          ------

IRELAND -- (0.4%)
    Other Securities......................                53,315,547            0.5%
                                                      --------------          ------

ISRAEL -- (0.6%)
    Other Securities......................                75,339,506            0.7%
                                                      --------------          ------

ITALY -- (2.5%)
    Other Securities......................               327,008,278            2.9%
                                                      --------------          ------

JAPAN -- (16.8%)
    Mitsubishi UFJ Financial Group, Inc...  4,619,100     24,571,275            0.2%
    Mizuho Financial Group, Inc........... 13,495,060     26,431,521            0.3%
    Sumitomo Mitsui Financial Group, Inc..    754,470     29,824,427            0.3%
    Toyota Motor Corp.....................    437,186     23,620,350            0.2%
    Toyota Motor Corp. Sponsored ADR......    373,184     40,460,609            0.4%
    Other Securities......................             2,036,769,274           17.6%
                                                      --------------          ------
TOTAL JAPAN...............................             2,181,677,456           19.0%
                                                      --------------          ------

NETHERLANDS -- (2.4%)
    Other Securities......................               309,742,635            2.7%
                                                      --------------          ------

NEW ZEALAND -- (0.2%)
    Other Securities......................                33,520,537            0.3%
                                                      --------------          ------

NORWAY -- (0.9%)
    Other Securities......................               119,520,057            1.0%
                                                      --------------          ------

PORTUGAL -- (0.3%)
    Other Securities......................                41,275,501            0.4%
                                                      --------------          ------

SINGAPORE -- (1.2%)
    Other Securities......................               154,841,578            1.4%
                                                      --------------          ------

SPAIN -- (2.5%)
    Banco Santander SA....................  4,226,645     42,036,805            0.4%
    Other Securities......................               283,152,598            2.4%
                                                      --------------          ------
TOTAL SPAIN...............................               325,189,403            2.8%
                                                      --------------          ------

SWEDEN -- (2.9%)
    Nordea Bank AB........................  1,644,450     23,829,063            0.2%
    Other Securities......................               348,318,956            3.0%
                                                      --------------          ------
TOTAL SWEDEN..............................               372,148,019            3.2%
                                                      --------------          ------

SWITZERLAND -- (6.2%)
    ABB, Ltd..............................  1,199,336     28,875,314            0.3%
    Credit Suisse Group AG................  1,122,531     35,587,188            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA...............................  1,067,180 $    82,476,222            0.7%
#   Novartis AG ADR.........................    818,651      71,173,518            0.6%
    Roche Holding AG........................    128,140      37,589,368            0.3%
    Swiss Re AG.............................    365,604      31,968,810            0.3%
    UBS AG..................................  1,549,112      32,397,918            0.3%
    Zurich Insurance Group AG...............    144,746      41,507,170            0.4%
    Other Securities........................                441,725,643            3.8%
                                                        ---------------          ------
TOTAL SWITZERLAND...........................                803,301,151            7.0%
                                                        ---------------          ------

UNITED KINGDOM -- (17.5%)
    Anglo American P.L.C....................  1,385,123      37,028,629            0.3%
    AstraZeneca P.L.C. Sponsored ADR........    426,473      33,712,691            0.3%
    Aviva P.L.C.............................  3,728,348      33,226,253            0.3%
    Barclays P.L.C. Sponsored ADR...........  2,177,140      37,250,873            0.3%
    BG Group P.L.C..........................  1,868,453      37,797,509            0.3%
    BP P.L.C. Sponsored ADR.................  2,000,170     101,248,602            0.9%
    HSBC Holdings P.L.C. Sponsored ADR......  1,787,953      91,757,748            0.8%
*   Lloyds Banking Group P.L.C.............. 23,313,762      29,729,999            0.3%
#   Prudential P.L.C. ADR...................    635,609      29,358,780            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..........    656,443      35,638,290            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259107).  1,398,074     118,346,964            1.0%
    Royal Dutch Shell P.L.C. ADR(780259206).    443,387      34,912,292            0.3%
    Tesco P.L.C.............................  5,068,750      25,110,209            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....  1,234,928      46,877,857            0.4%
    Other Securities........................              1,581,233,578           13.8%
                                                        ---------------          ------
TOTAL UNITED KINGDOM........................              2,273,230,274           19.8%
                                                        ---------------          ------

UNITED STATES -- (0.0%)
    Other Securities........................                  2,046,379            0.0%
                                                        ---------------          ------
TOTAL COMMON STOCKS.........................             11,369,053,995           99.2%
                                                        ---------------          ------

PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
    Other Securities........................                      7,584            0.0%
                                                        ---------------          ------

GERMANY -- (0.1%)
    Other Securities........................                  6,167,108            0.1%
                                                        ---------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    220,292            0.0%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS......................                  6,394,984            0.1%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                     64,003            0.0%
                                                        ---------------          ------

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------          ------

FRANCE -- (0.0%)
    Other Securities........................                    931,517            0.0%
                                                        ---------------          ------

HONG KONG -- (0.0%)
    Other Securities........................                     59,233            0.0%
                                                        ---------------          ------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
ISRAEL -- (0.0%)
        Other Securities................             $         4,188            0.0%
                                                     ---------------          ------

ITALY -- (0.0%)
        Other Securities................                          --            0.0%
                                                     ---------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                     118,196            0.0%
                                                     ---------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                       1,460            0.0%
                                                     ---------------          ------

SPAIN -- (0.0%)
        Other Securities................                     900,196            0.0%
                                                     ---------------          ------

SWEDEN -- (0.0%)
        Other Securities................                      54,914            0.0%
                                                     ---------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                   1,008,452            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................                   3,142,159            0.0%
                                                     ---------------          ------

                                           Shares/
                                            Face
                                           Amount        Value+
                                           -------       ------             -
                                            (000)
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@    DFA Short Term Investment Fund.. 138,213,468   1,599,129,820           13.9%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,943,662,398)..............               $12,977,720,958          113.2%
                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   27,349,796 $   675,720,701   --    $   703,070,497
  Austria.....................        633,710      59,076,385   --         59,710,095
  Belgium.....................     12,903,368     142,163,024   --        155,066,392
  Brazil......................          6,373              --   --              6,373
  Canada......................    995,459,311          35,754   --        995,495,065
  China.......................             --         810,990   --            810,990
  Denmark.....................      7,667,415     168,780,139   --        176,447,554
  Finland.....................      4,107,611     185,526,691   --        189,634,302
  France......................    106,636,570     817,905,988   --        924,542,558
  Germany.....................     89,203,687     706,410,953   --        795,614,640
  Greece......................             --          71,924   --             71,924
  Hong Kong...................        634,204     295,793,080   --        296,427,284
  Ireland.....................     14,600,045      38,715,502   --         53,315,547
  Israel......................     24,857,510      50,481,996   --         75,339,506
  Italy.......................     18,924,297     308,083,981   --        327,008,278
  Japan.......................    103,863,877   2,077,813,579   --      2,181,677,456
  Netherlands.................     50,534,444     259,208,191   --        309,742,635
  New Zealand.................         78,338      33,442,199   --         33,520,537
  Norway......................     13,497,244     106,022,813   --        119,520,057
  Portugal....................        348,577      40,926,924   --         41,275,501
  Singapore...................             --     154,841,578   --        154,841,578
  Spain.......................     44,575,753     280,613,650   --        325,189,403
  Sweden......................      9,839,720     362,308,299   --        372,148,019
  Switzerland.................    111,966,697     691,334,454   --        803,301,151
  United Kingdom..............    691,897,766   1,581,332,508   --      2,273,230,274
  United States...............      1,489,186         557,193   --          2,046,379
Preferred Stocks
  France......................             --           7,584   --              7,584
  Germany.....................             --       6,167,108   --          6,167,108
  United Kingdom..............             --         220,292   --            220,292
Rights/Warrants
  Australia...................             --          64,003   --             64,003
  Austria.....................             --              --   --                 --
  France......................             --         931,517   --            931,517
  Hong Kong...................             --          59,233   --             59,233
  Israel......................             --           4,188   --              4,188
  Italy.......................             --              --   --                 --
  Portugal....................             --         118,196   --            118,196
  Singapore...................             --           1,460   --              1,460
  Spain.......................             --         900,196   --            900,196
  Sweden......................             --          54,914   --             54,914
  United Kingdom..............             --       1,008,452   --          1,008,452
Securities Lending Collateral              --   1,599,129,820   --      1,599,129,820
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,331,075,499 $10,646,645,459   --    $12,977,720,958
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,419,018,670
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,103,306,949
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,837,501,135
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,012,307,182
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    844,393,080
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $7,184,900,942)...............................  9,216,527,016
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $7,184,900,942)............................... $9,216,527,016
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,216,527,016   --      --    $9,216,527,016
                                  --------------   --      --    --------------
 TOTAL........................... $9,216,527,016   --      --    $9,216,527,016
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $380,419,466
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $372,912,556)............................... $380,419,466
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $397,070,438
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $370,732,046)............................... $397,070,438
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $39,058,159
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $23,030,770).................................. $39,058,159
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $194,297,639
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $135,662,649)............................... $194,297,639
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (93.4%)
  AUSTRALIA -- (20.4%)
  #   CFS Retail Property Trust Group. 15,732,519 $ 29,454,557            1.1%
  #   Dexus Property Group............ 39,586,350   41,879,353            1.6%
      Federation Centres, Ltd......... 10,569,645   24,535,114            1.0%
      Goodman Group................... 12,869,784   59,779,493            2.3%
      GPT Group....................... 12,514,991   45,671,312            1.8%
      Investa Office Fund.............  4,767,134   14,841,377            0.6%
      Stockland....................... 17,051,348   61,813,398            2.4%
      Westfield Group................. 15,048,469  153,558,494            6.0%
      Westfield Retail Trust.......... 22,117,295   65,709,998            2.6%
      Other Securities................              56,615,191            2.1%
                                                  ------------          ------
  TOTAL AUSTRALIA.....................             553,858,287           21.5%
                                                  ------------          ------

  BELGIUM -- (1.5%)
  #   Cofinimmo.......................    133,272   16,330,923            0.6%
      Other Securities................              25,391,147            1.0%
                                                  ------------          ------
  TOTAL BELGIUM.......................              41,722,070            1.6%
                                                  ------------          ------

  CANADA -- (5.8%)
      H&R REIT........................  1,036,249   21,820,749            0.9%
  #   RioCan REIT.....................  1,208,099   30,013,718            1.2%
      Other Securities................             107,221,533            4.1%
                                                  ------------          ------
  TOTAL CANADA........................             159,056,000            6.2%
                                                  ------------          ------

  CHINA -- (0.2%)
      Other Securities................               4,571,991            0.2%
                                                  ------------          ------

  FRANCE -- (4.4%)
      Fonciere Des Regions............    216,638   22,004,934            0.9%
      Gecina SA.......................    170,260   22,917,358            0.9%
      ICADE...........................    263,943   26,929,628            1.0%
      Klepierre.......................    736,242   33,779,445            1.3%
      Other Securities................              12,776,963            0.5%
                                                  ------------          ------
  TOTAL FRANCE........................             118,408,328            4.6%
                                                  ------------          ------

  GERMANY -- (0.4%)
      Other Securities................              10,820,324            0.4%
                                                  ------------          ------

  GREECE -- (0.0%)
      Other Securities................               1,118,030            0.0%
                                                  ------------          ------

  HONG KONG -- (4.1%)
      Link REIT (The)................. 18,378,305   91,500,709            3.6%
      Other Securities................              21,307,504            0.8%
                                                  ------------          ------
  TOTAL HONG KONG.....................             112,808,213            4.4%
                                                  ------------          ------

  ISRAEL -- (0.2%)
      Other Securities................               5,677,221            0.2%
                                                  ------------          ------
  ITALY -- (0.3%)
      Other Securities................               9,202,109            0.4%
                                                  ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (15.9%)
    Advance Residence Investment Corp.....      9,531 $ 21,564,256            0.8%
    Frontier Real Estate Investment Corp..      3,541   18,373,028            0.7%
#   Japan Logistics Fund, Inc.............      5,690   12,841,538            0.5%
#   Japan Prime Realty Investment Corp....      5,974   21,022,232            0.8%
#   Japan Real Estate Investment Corp.....      9,096   48,222,766            1.9%
    Japan Retail Fund Investment Corp.....     17,708   35,616,260            1.4%
#   Kenedix Office Investment Corp........      2,400   11,989,118            0.5%
#   Mori Trust Sogo Reit, Inc.............      8,135   12,209,297            0.5%
#   Nippon Accommodations Fund, Inc.......      3,405   12,009,375            0.5%
#   Nippon Building Fund, Inc.............     10,488   58,150,335            2.3%
#   Nomura Real Estate Office Fund, Inc...      2,663   11,524,505            0.4%
#   Orix JREIT, Inc.......................     13,599   17,299,637            0.7%
#   United Urban Investment Corp..........     18,210   27,483,355            1.1%
    Other Securities......................             123,616,133            4.7%
                                                      ------------          ------
TOTAL JAPAN...............................             431,921,835           16.8%
                                                      ------------          ------

MALAYSIA -- (0.7%)
    Other Securities......................              18,395,261            0.7%
                                                      ------------          ------

MEXICO -- (1.3%)
#   Fibra Uno Administracion S.A. de C.V..  9,758,445   31,991,722            1.3%
    Other Securities......................               3,590,142            0.1%
                                                      ------------          ------
TOTAL MEXICO..............................              35,581,864            1.4%
                                                      ------------          ------

NETHERLANDS -- (9.3%)
    Corio NV..............................    517,775   24,261,738            0.9%
    Eurocommercial Properties NV..........    286,433   13,149,996            0.5%
    Unibail-Rodamco SE....................    708,508  191,470,269            7.5%
#   Wereldhave NV.........................    167,438   14,080,055            0.6%
    Other Securities......................              10,776,088            0.4%
                                                      ------------          ------
TOTAL NETHERLANDS.........................             253,738,146            9.9%
                                                      ------------          ------

NEW ZEALAND -- (0.7%)
    Other Securities......................              18,601,913            0.7%
                                                      ------------          ------

SINGAPORE -- (7.9%)
    Ascendas REIT......................... 16,266,000   29,772,683            1.2%
#   CapitaCommercial Trust................ 16,050,000   20,539,942            0.8%
    CapitaMall Trust...................... 19,365,300   30,869,017            1.2%
    Suntec REIT........................... 17,180,000   23,547,892            0.9%
    Other Securities......................             108,774,168            4.2%
                                                      ------------          ------
TOTAL SINGAPORE...........................             213,503,702            8.3%
                                                      ------------          ------

SOUTH AFRICA -- (2.9%)
    Capital Property Fund................. 11,430,703   11,524,993            0.5%
    Growthpoint Properties, Ltd...........  8,720,596   20,159,101            0.8%
    Other Securities......................              47,430,990            1.8%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................              79,115,084            3.1%
                                                      ------------          ------

TAIWAN -- (0.5%)
    Other Securities......................              12,661,014            0.5%
                                                      ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                       Shares       Value++     of Net Assets**
                                                       ------       -------     ---------------
TURKEY -- (1.2%)
      Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,208,982 $   23,910,479            0.9%
      Other Securities...............................                 9,634,868            0.4%
                                                                 --------------          ------
TOTAL TURKEY.........................................                33,545,347            1.3%
                                                                 --------------          ------

UNITED KINGDOM -- (15.7%)
      British Land Co. P.L.C.........................  7,167,344     83,735,630            3.3%
      Derwent London P.L.C...........................    688,726     31,683,138            1.2%
      Great Portland Estates P.L.C...................  2,582,483     27,381,627            1.1%
      Hammerson P.L.C................................  5,226,737     50,443,712            2.0%
      Intu Properties P.L.C..........................  6,250,871     30,880,534            1.2%
      Land Securities Group P.L.C....................  5,795,651    104,114,043            4.0%
      Segro P.L.C....................................  5,504,210     32,576,737            1.3%
      Shaftesbury P.L.C..............................  1,925,660     21,530,655            0.8%
      Other Securities...............................                45,007,374            1.7%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               427,353,450           16.6%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             2,541,660,189           98.8%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH AFRICA -- (0.0%)
      Other Securities...............................                    34,267            0.0%
                                                                 --------------          ------

                                                       Shares/
                                                        Face
                                                       Amount       Value+
                                                       -------      ------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................. 15,503,469    179,375,134            7.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,383,949,446)............................              $2,721,069,590          105.8%
                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  553,858,287   --    $  553,858,287
  Belgium.....................           --     41,722,070   --        41,722,070
  Canada...................... $159,056,000             --   --       159,056,000
  China.......................           --      4,571,991   --         4,571,991
  France......................           --    118,408,328   --       118,408,328
  Germany.....................           --     10,820,324   --        10,820,324
  Greece......................           --      1,118,030   --         1,118,030
  Hong Kong...................           --    112,808,213   --       112,808,213
  Israel......................           --      5,677,221   --         5,677,221
  Italy.......................           --      9,202,109   --         9,202,109
  Japan.......................           --    431,921,835   --       431,921,835
  Malaysia....................           --     18,395,261   --        18,395,261
  Mexico......................   35,581,864             --   --        35,581,864
  Netherlands.................           --    253,738,146   --       253,738,146
  New Zealand.................           --     18,601,913   --        18,601,913
  Singapore...................           --    213,503,702   --       213,503,702
  South Africa................           --     79,115,084   --        79,115,084
  Taiwan......................           --     12,661,014   --        12,661,014
  Turkey......................           --     33,545,347   --        33,545,347
  United Kingdom..............           --    427,353,450   --       427,353,450
Rights/Warrants
  South Africa................           --         34,267   --            34,267
Securities Lending Collateral.           --    179,375,134   --       179,375,134
                               ------------ --------------   --    --------------
TOTAL......................... $194,637,864 $2,526,431,726   --    $2,721,069,590
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  52,315,005 $1,543,292,654
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 186,019,691  1,010,086,920
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,084,675,000)..........................................              2,553,379,574
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.074%
  (Cost $7,403,043).................................................   7,403,043      7,403,043
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,092,078,043)..........................................             $2,560,782,617
                                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,553,379,574   --      --    $2,553,379,574
 Temporary Cash Investments......      7,403,043   --      --         7,403,043
                                  --------------   --      --    --------------
 TOTAL........................... $2,560,782,617   --      --    $2,560,782,617
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (89.3%)
  AUSTRALIA -- (4.8%)
      Primary Health Care, Ltd..... 10,254,873 $   44,821,248            0.4%
      Other Securities.............               608,331,344            4.9%
                                               --------------            ----
  TOTAL AUSTRALIA..................               653,152,592            5.3%
                                               --------------            ----

  AUSTRIA -- (0.8%)
  #   Wienerberger AG..............  2,849,957     52,899,209            0.4%
      Other Securities                             53,951,197            0.5%
                                               --------------            ----
  TOTAL AUSTRIA....................               106,850,406            0.9%
                                               --------------            ----

  BELGIUM -- (0.8%)
      Other Securities.............               113,216,088            0.9%
                                               --------------            ----

  CANADA -- (8.3%)
  *   Celestica, Inc...............  4,266,945     47,339,128            0.4%
      West Fraser Timber Co., Ltd..  1,144,822     51,180,401            0.4%
      Other Securities.............             1,037,743,280            8.4%
                                               --------------            ----
  TOTAL CANADA.....................             1,136,262,809            9.2%
                                               --------------            ----

  CHINA -- (0.1%)
      Other Securities.............                 7,371,120            0.1%
                                               --------------            ----

  DENMARK -- (1.8%)
  *   Vestas Wind Systems A.S......  3,314,030    147,179,632            1.2%
      Other Securities.............               105,956,002            0.8%
                                               --------------            ----
  TOTAL DENMARK....................               253,135,634            2.0%
                                               --------------            ----

  FINLAND -- (2.1%)
      Huhtamaki Oyj................  1,803,288     47,415,958            0.4%
      Other Securities.............               244,722,435            2.0%
                                               --------------            ----
  TOTAL FINLAND....................               292,138,393            2.4%
                                               --------------            ----

  FRANCE -- (3.9%)
  #*  Air France-KLM...............  3,419,028     49,186,239            0.4%
      Other Securities.............               485,571,574            3.9%
                                               --------------            ----
  TOTAL FRANCE.....................               534,757,813            4.3%
                                               --------------            ----

  GERMANY -- (4.9%)
  *   Aareal Bank AG...............  1,133,243     51,511,183            0.4%
      Aurubis AG...................  1,045,010     55,829,083            0.5%
  #   Bilfinger SE.................    536,449     63,958,308            0.5%
  #   Rheinmetall AG...............    647,831     43,158,259            0.4%
  #   TUI AG.......................  3,423,151     56,999,471            0.5%
      Other Securities.............               394,504,669            3.1%
                                               --------------            ----
  TOTAL GERMANY....................               665,960,973            5.4%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                   550,774            0.0%
                                               --------------            ----

  HONG KONG -- (2.0%)
      Other Securities.............               277,530,134            2.2%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                      Shares       Value++     of Net Assets**
                                      ------       -------     ---------------
 IRELAND -- (0.4%)
     Smurfit Kappa Group P.L.C.....   2,066,589 $   46,038,830            0.4%
     Other Securities..............                  6,031,615            0.0%
                                                --------------           -----
 TOTAL IRELAND.....................                 52,070,445            0.4%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities..............                 92,649,143            0.7%
                                                --------------           -----

 ITALY -- (3.8%)
 #*  Banca Popolare di Milano SCRL.  77,876,899     78,757,121            0.6%
 *   Banco Popolare SC.............   8,136,202    168,146,133            1.4%
 *   UnipolSai SpA.................  12,757,315     46,941,304            0.4%
     Other Securities..............                232,401,233            1.9%
                                                --------------           -----
 TOTAL ITALY.......................                526,245,791            4.3%
                                                --------------           -----

 JAPAN -- (19.0%)
     Other Securities..............              2,611,882,082           21.2%
                                                --------------           -----

 LUXEMBOURG -- (0.0%)
     Other Securities..............                    122,353            0.0%
                                                --------------           -----

 NETHERLANDS -- (2.1%)
 #*  APERAM........................   1,753,419     45,621,474            0.4%
     Delta Lloyd NV................   2,392,235     62,958,731            0.5%
     Other Securities..............                175,524,914            1.4%
                                                --------------           -----
 TOTAL NETHERLANDS.................                284,105,119            2.3%
                                                --------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities..............                 45,818,058            0.4%
                                                --------------           -----

 NORWAY -- (0.9%)
     Other Securities..............                127,240,320            1.0%
                                                --------------           -----

 PORTUGAL -- (0.6%)
 #*  Banco Comercial Portugues SA.. 187,787,505     57,067,629            0.5%
     Other Securities..............                 22,816,373            0.1%
                                                --------------           -----
 TOTAL PORTUGAL....................                 79,884,002            0.6%
                                                --------------           -----

 SINGAPORE -- (1.4%)
     Other Securities..............                192,081,968            1.6%
                                                --------------           -----

 SPAIN -- (2.4%)
     Bankinter SA..................   9,498,044     72,721,437            0.6%
 *   Gamesa Corp. Tecnologica SA...   7,418,085     73,734,457            0.6%
 #*  Sacyr SA......................   7,565,697     49,830,722            0.4%
     Other Securities..............                129,615,239            1.0%
                                                --------------           -----
 TOTAL SPAIN.......................                325,901,855            2.6%
                                                --------------           -----

 SWEDEN -- (3.5%)
     BillerudKorsnas AB............   3,506,767     51,248,998            0.4%
     Holmen AB Class B.............   1,385,639     48,972,666            0.4%
 #   Trelleborg AB Class B.........   5,405,103    115,650,402            0.9%
     Other Securities..............                264,275,372            2.2%
                                                --------------           -----
 TOTAL SWEDEN......................                480,147,438            3.9%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
SWITZERLAND -- (3.9%)
    Helvetia Holding AG..................    121,594 $    60,608,318            0.5%
    Swiss Life Holding AG................    180,130      44,379,643            0.4%
    Other Securities.....................                432,661,095            3.5%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                537,649,056            4.4%
                                                     ---------------           -----

UNITED KINGDOM -- (20.8%)
    Amlin P.L.C.......................... 11,024,189      83,350,349            0.7%
    Ashtead Group P.L.C..................  9,060,925     134,248,301            1.1%
    Barratt Developments P.L.C........... 23,304,329     145,749,037            1.2%
    Beazley P.L.C........................ 12,470,827      51,733,665            0.4%
    Bellway P.L.C........................  3,448,205      83,973,177            0.7%
    Bodycote P.L.C.......................  5,021,077      61,957,596            0.5%
    Bovis Homes Group P.L.C..............  3,820,358      51,089,368            0.4%
    Catlin Group, Ltd....................  9,072,341      81,027,071            0.7%
    CSR P.L.C............................  4,886,688      47,481,162            0.4%
*   Dixons Retail P.L.C.................. 74,506,019      56,667,531            0.5%
    DS Smith P.L.C....................... 15,172,280      80,853,845            0.7%
    easyJet P.L.C........................  1,792,771      49,605,324            0.4%
    Greene King P.L.C....................  4,908,532      73,898,809            0.6%
    Hiscox, Ltd..........................  8,547,223     101,972,677            0.8%
    Home Retail Group P.L.C.............. 17,508,245      60,496,425            0.5%
    Inchcape P.L.C.......................  8,776,728      95,343,359            0.8%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      45,187,618            0.4%
    Mondi P.L.C..........................  4,406,737      73,257,173            0.6%
*   Persimmon P.L.C......................  7,739,467     171,754,093            1.4%
    SIG P.L.C............................ 14,208,459      46,048,206            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760     135,325,001            1.1%
*   Thomas Cook Group P.L.C.............. 26,803,185      79,232,848            0.7%
    Travis Perkins P.L.C.................  4,514,252     130,328,001            1.1%
    Other Securities.....................                910,456,432            7.0%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,851,037,068           23.1%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             12,247,761,434           99.2%
                                                     ---------------           -----

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities.....................                     10,799            0.0%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                    194,468            0.0%
                                                     ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

FRANCE -- (0.0%)
    Other Securities.....................                  4,405,989            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                     56,668            0.0%
                                                     ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities.....................                        442            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
SWEDEN -- (0.0%)
        Other Securities................             $        21,426            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................                   4,678,993            0.0%
                                                     ---------------          ------

                                           Shares/
                                            Face
                                           Amount        Value+
                                           -------       ------
                                            (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@    DFA Short Term Investment Fund.. 126,129,433   1,459,317,538           11.8%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,916,859,971)..............               $13,711,768,764          111.0%
                                                     ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $      741,079 $   652,411,513   --    $   653,152,592
  Austria.....................             --     106,850,406   --        106,850,406
  Belgium.....................             --     113,216,088   --        113,216,088
  Canada......................  1,135,620,017         642,792   --      1,136,262,809
  China.......................             --       7,371,120   --          7,371,120
  Denmark.....................             --     253,135,634   --        253,135,634
  Finland.....................          2,509     292,135,884   --        292,138,393
  France......................             --     534,757,813   --        534,757,813
  Germany.....................            953     665,960,020   --        665,960,973
  Greece......................             --         550,774   --            550,774
  Hong Kong...................             --     277,530,134   --        277,530,134
  Ireland.....................             --      52,070,445   --         52,070,445
  Israel......................             --      92,649,143   --         92,649,143
  Italy.......................             --     526,245,791   --        526,245,791
  Japan.......................        737,791   2,611,144,291   --      2,611,882,082
  Luxembourg..................             --         122,353   --            122,353
  Netherlands.................             --     284,105,119   --        284,105,119
  New Zealand.................             --      45,818,058   --         45,818,058
  Norway......................             --     127,240,320   --        127,240,320
  Portugal....................             --      79,884,002   --         79,884,002
  Singapore...................             --     192,081,968   --        192,081,968
  Spain.......................        385,079     325,516,776   --        325,901,855
  Sweden......................             --     480,147,438   --        480,147,438
  Switzerland.................             --     537,649,056   --        537,649,056
  United Kingdom..............      1,357,865   2,849,679,203   --      2,851,037,068
Preferred Stocks
  France......................             --          10,799   --             10,799
Rights/Warrants
  Australia...................             --         194,468   --            194,468
  Austria.....................             --              --   --                 --
  France......................             --       4,405,989   --          4,405,989
  Hong Kong...................             --              --   --                 --
  Israel......................             --          56,668   --             56,668
  Singapore...................             --             442   --                442
  Sweden......................             --          21,426   --             21,426
Securities Lending Collateral              --   1,459,317,538   --      1,459,317,538
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,138,845,293 $12,572,923,471   --    $13,711,768,764
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,929,487            0.3%
    National Australia Bank, Ltd................ 100,779    3,318,388            0.3%
    Origin Energy, Ltd.......................... 187,380    2,603,063            0.2%
    Other Securities............................           75,419,644            5.8%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           85,270,582            6.6%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            7,419,876            0.6%
                                                         ------------            ----

BELGIUM -- (1.4%)
    Other Securities............................           19,871,642            1.5%
                                                         ------------            ----

BRAZIL -- (0.0%)
    Other Securities............................                2,108            0.0%
                                                         ------------            ----

CANADA -- (8.0%)
    Other Securities............................          116,086,834            9.0%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              143,635            0.0%
                                                         ------------            ----

DENMARK -- (1.5%)
    Other Securities............................           21,021,087            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
#   Fortum Oyj.................................. 101,620    2,295,807            0.2%
#*  Nokia Oyj................................... 438,160    3,280,754            0.3%
    UPM-Kymmene Oyj............................. 170,168    2,980,288            0.2%
    Other Securities............................           19,056,773            1.4%
                                                         ------------            ----
TOTAL FINLAND...................................           27,613,622            2.1%
                                                         ------------            ----

FRANCE -- (6.6%)
*   Alcatel-Lucent.............................. 763,771    3,028,903            0.2%
    BNP Paribas SA..............................  41,203    3,096,177            0.3%
    Cie de St-Gobain............................  42,228    2,587,117            0.2%
*   Credit Agricole SA.......................... 153,510    2,422,149            0.2%
    Lafarge SA..................................  30,333    2,775,434            0.2%
    Orange SA................................... 153,868    2,492,857            0.2%
    Renault SA..................................  30,047    2,937,691            0.2%
    Sanofi......................................  23,775    2,565,794            0.2%
    Societe Generale SA.........................  51,102    3,182,488            0.3%
    Total SA....................................  63,258    4,525,740            0.4%
    Other Securities............................           66,076,408            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................           95,690,758            7.4%
                                                         ------------            ----

GERMANY -- (5.7%)
#   Allianz SE..................................  20,504    3,568,308            0.3%
    Bayerische Motoren Werke AG.................  19,013    2,390,028            0.2%
*   Commerzbank AG.............................. 141,238    2,518,434            0.2%
    Daimler AG..................................  38,229    3,559,086            0.3%
    RWE AG......................................  85,573    3,265,558            0.3%
    Other Securities............................           66,343,426            5.0%
                                                         ------------            ----
TOTAL GERMANY...................................           81,644,840            6.3%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------

GREECE -- (0.0%)
    Other Securities......................           $          1            0.0%
                                                     ------------           -----

HONG KONG -- (2.5%)
    Other Securities......................             35,449,540            2.7%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................              7,289,034            0.6%
                                                     ------------           -----

ISRAEL -- (0.6%)
    Other Securities......................              8,578,989            0.7%
                                                     ------------           -----

ITALY -- (2.6%)
#*  Banco Popolare SC.....................   143,248    2,960,423            0.2%
    Unione di Banche Italiane SCPA........   339,391    3,239,654            0.3%
    Other Securities......................             31,154,981            2.4%
                                                     ------------           -----
TOTAL ITALY...............................             37,355,058            2.9%
                                                     ------------           -----

JAPAN -- (17.4%)
    Mitsubishi UFJ Financial Group, Inc...   543,100    2,889,017            0.2%
    Mizuho Financial Group, Inc........... 1,155,460    2,263,092            0.2%
    Sumitomo Mitsui Financial Group, Inc..    63,441    2,507,842            0.2%
    Other Securities......................            243,475,607           18.8%
                                                     ------------           -----
TOTAL JAPAN...............................            251,135,558           19.4%
                                                     ------------           -----

NETHERLANDS -- (2.4%)
    Aegon NV..............................   258,749    2,371,799            0.2%
    Other Securities......................             32,016,800            2.5%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             34,388,599            2.7%
                                                     ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................              5,800,408            0.4%
                                                     ------------           -----

NORWAY -- (1.0%)
    Other Securities......................             14,244,438            1.1%
                                                     ------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................              6,389,074            0.5%
                                                     ------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................             19,388,752            1.5%
                                                     ------------           -----

SPAIN -- (2.4%)
    Banco de Sabadell SA..................   737,273    2,508,410            0.2%
    Banco Popular Espanol SA..............   355,602    2,620,401            0.2%
    Banco Santander SA....................   494,085    4,914,003            0.4%
    Other Securities......................             25,077,148            1.9%
                                                     ------------           -----
TOTAL SPAIN...............................             35,119,962            2.7%
                                                     ------------           -----

SWEDEN -- (2.9%)
    Other Securities......................             42,060,472            3.2%
                                                     ------------           -----

SWITZERLAND -- (6.0%)
    Aryzta AG.............................    25,690    2,374,667            0.2%
    Credit Suisse Group AG................   127,686    4,047,982            0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------

SWITZERLAND -- (Continued)
    Holcim, Ltd.............................    28,208 $    2,587,136            0.2%
    Julius Baer Group, Ltd..................    64,356      3,014,461            0.2%
    Nestle SA...............................    64,442      4,980,353            0.4%
    Novartis AG.............................    53,863      4,682,445            0.4%
    Swiss Re AG.............................    55,384      4,842,837            0.4%
    Zurich Insurance Group AG...............    15,572      4,465,406            0.4%
    Other Securities........................               56,405,005            4.2%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               87,400,292            6.7%
                                                       --------------           -----

UNITED KINGDOM -- (17.1%)
    Anglo American P.L.C....................   214,596      5,736,816            0.4%
    Aviva P.L.C.............................   255,520      2,277,140            0.2%
    Barratt Developments P.L.C..............   440,009      2,751,887            0.2%
    BP P.L.C................................   304,568      2,571,502            0.2%
    BP P.L.C. Sponsored ADR.................   118,597      6,003,380            0.5%
    HSBC Holdings P.L.C. Sponsored ADR......   175,852      9,024,725            0.7%
*   Lloyds Banking Group P.L.C.............. 2,002,798      2,553,993            0.2%
    Old Mutual P.L.C........................   684,794      2,314,662            0.2%
    Resolution, Ltd.........................   461,924      2,330,334            0.2%
    Royal Dutch Shell P.L.C. ADR(780259107).    83,543      7,071,915            0.6%
    Royal Dutch Shell P.L.C. ADR(780259206).    80,746      6,357,940            0.5%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,805,231            0.3%
    Other Securities........................              194,442,210           14.9%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              247,241,735           19.1%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  442,310            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,287,049,206           99.3%
                                                       --------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  223,512            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                   17,710            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                  241,222            0.0%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                    7,208            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                  176,352            0.1%
                                                       --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                    5,333            0.0%
                                                       --------------           -----

ISRAEL -- (0.0%)
    Other Securities........................                    1,030            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
PORTUGAL -- (0.0%)
        Other Securities................            $       17,815            0.0%
                                                    --------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                     7,113            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   109,998            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                     8,621            0.0%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                    65,564            0.0%
                                                    --------------          ------

TOTAL RIGHTS/WARRANTS...................                   399,034            0.1%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------             -
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@    DFA Short Term Investment Fund.. 13,700,803    158,518,289           12.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,166,313,446)...............              $1,446,207,751          111.6%
                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,165,621 $   84,104,961   --    $   85,270,582
  Austria.....................       43,407      7,376,469   --         7,419,876
  Belgium.....................      963,430     18,908,212   --        19,871,642
  Brazil......................        2,108             --   --             2,108
  Canada......................  116,078,253          8,581   --       116,086,834
  China.......................           --        143,635   --           143,635
  Denmark.....................           --     21,021,087   --        21,021,087
  Finland.....................       22,326     27,591,296   --        27,613,622
  France......................    2,203,144     93,487,614   --        95,690,758
  Germany.....................    3,912,672     77,732,168   --        81,644,840
  Greece......................           --              1   --                 1
  Hong Kong...................      151,268     35,298,272   --        35,449,540
  Ireland.....................    1,934,504      5,354,530   --         7,289,034
  Israel......................    1,417,135      7,161,854   --         8,578,989
  Italy.......................    1,090,925     36,264,133   --        37,355,058
  Japan.......................    4,568,327    246,567,231   --       251,135,558
  Netherlands.................    5,486,144     28,902,455   --        34,388,599
  New Zealand.................        3,451      5,796,957   --         5,800,408
  Norway......................      708,863     13,535,575   --        14,244,438
  Portugal....................           --      6,389,074   --         6,389,074
  Singapore...................           --     19,388,752   --        19,388,752
  Spain.......................    1,381,192     33,738,770   --        35,119,962
  Sweden......................      130,505     41,929,967   --        42,060,472
  Switzerland.................    5,732,891     81,667,401   --        87,400,292
  United Kingdom..............   43,379,209    203,862,526   --       247,241,735
  United States...............      261,294        181,016   --           442,310
Preferred Stocks
  Germany.....................           --        223,512   --           223,512
  United Kingdom..............           --         17,710   --            17,710
Rights/Warrants
  Australia...................           --          7,208   --             7,208
  Austria.....................           --             --   --                --
  France......................           --        176,352   --           176,352
  Hong Kong...................           --          5,333   --             5,333
  Israel......................           --          1,030   --             1,030
  Portugal....................           --         17,815   --            17,815
  Singapore...................           --          7,113   --             7,113
  Spain.......................           --        109,998   --           109,998
  Sweden......................           --          8,621   --             8,621
  United Kingdom..............           --         65,564   --            65,564
Securities Lending Collateral.           --    158,518,289   --       158,518,289
                               ------------ --------------   --    --------------
TOTAL......................... $190,636,669 $1,255,571,082   --    $1,446,207,751
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 83,290,755
Investment in Dimensional Emerging Markets Value Fund........           25,156,979
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 492,190   10,582,093
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $102,766,559).....................................          119,029,827
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $102,766,559).....................................         $119,029,827
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $119,029,827   --      --    $119,029,827
                                    ------------   --      --    ------------
   TOTAL........................... $119,029,827   --      --    $119,029,827
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                               Shares      Value+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 4,156,347 $ 89,361,459
Investment in Dimensional Emerging Markets Value Fund........             33,114,738
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,051,685   12,977,794
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................              8,628,037
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $127,171,473).....................................            144,082,028
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $127,171,473).....................................           $144,082,028
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $144,082,028   --      --    $144,082,028
                                    ------------   --      --    ------------
   TOTAL........................... $144,082,028   --      --    $144,082,028
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                            Shares      Value+
                                                          ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 12,532,551 $165,053,695
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  2,486,894   49,041,546
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $194,730,846).................................             214,095,241
                                                                     ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $194,730,846).................................            $214,095,241
                                                                     ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $214,095,241   --      --    $214,095,241
                                    ------------   --      --    ------------
   TOTAL........................... $214,095,241   --      --    $214,095,241
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,911,282 $ 48,239,940
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,170,732   41,758,540
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   878,674   17,327,446
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $89,796,778)..................................            107,325,926
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $89,796,778)..................................           $107,325,926
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3     Total
                                   ------------ -------  ------- ------------
  Affiliated Investment Companies. $107,325,926      --    --    $107,325,926
  Futures Contracts**.............       11,733      --    --          11,733
  Forward Currency Contracts**....           -- $(4,611)   --          (4,611)
                                   ------------ -------    --    ------------
  TOTAL........................... $107,337,659 $(4,611)   --    $107,333,048
                                   ============ =======    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $3,865,541,570
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $2,811,506,415)........................................ $3,865,541,570
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Small Cap Series of The
    DFA Investment Trust Company.............................. $4,318,081,018
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $3,854,021,374)........................................ $4,318,081,018
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                   Value+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in Dimensional Emerging Markets Value Fund....... $18,795,867,195
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $18,820,240,077)....................................... $18,795,867,195
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (87.6%)
BRAZIL -- (6.7%)
    AMBEV SA ADR........................................   6,417,027 $   46,523,446            0.3%
    BM&FBovespa SA......................................   9,686,489     49,523,926            0.4%
    Petroleo Brasileiro SA ADR..........................   3,836,209     53,246,581            0.4%
#   Vale SA Sponsored ADR(91912E105)....................   3,456,710     45,697,706            0.3%
    Other Securities....................................                834,387,140            5.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,029,378,799            7.2%
                                                                     --------------           -----
CHILE -- (1.4%)
    Other Securities....................................                215,878,185            1.5%
                                                                     --------------           -----
CHINA -- (13.2%)
    Bank of China, Ltd. Class H......................... 157,471,702     69,585,230            0.5%
    China Construction Bank Corp. Class H............... 158,865,302    109,994,041            0.8%
    China Mobile, Ltd...................................   3,987,000     37,950,155            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,837,282     87,142,285            0.6%
    CNOOC, Ltd..........................................  21,558,000     35,465,333            0.3%
#   CNOOC, Ltd. ADR.....................................     213,780     35,314,318            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 158,902,725     94,741,662            0.7%
    Tencent Holdings, Ltd...............................   1,224,700     77,138,952            0.6%
    Other Securities....................................              1,494,120,830           10.2%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,041,452,806           14.3%
                                                                     --------------           -----
COLOMBIA -- (0.5%)
    Other Securities....................................                 76,048,438            0.5%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 40,891,082            0.3%
                                                                     --------------           -----
EGYPT -- (0.1%)
    Other Securities....................................                  9,188,254            0.1%
                                                                     --------------           -----
GREECE -- (0.5%)
    Other Securities....................................                 80,128,027            0.6%
                                                                     --------------           -----
HUNGARY -- (0.2%)
    Other Securities....................................                 38,110,855            0.3%
                                                                     --------------           -----
INDIA -- (7.2%)
    HDFC Bank, Ltd......................................   2,994,559     36,021,014            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     875,587     47,027,778            0.3%
    Reliance Industries, Ltd............................   3,980,031     61,885,899            0.5%
    Other Securities....................................                968,812,215            6.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,113,746,906            7.8%
                                                                     --------------           -----
INDONESIA -- (2.9%)
    Astra International Tbk PT..........................  60,036,200     38,680,848            0.3%
    Other Securities....................................                408,123,547            2.8%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                446,804,395            3.1%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                    197,002            0.0%
                                                                     --------------           -----
MALAYSIA -- (4.3%)
#   CIMB Group Holdings Bhd.............................  16,181,395     37,275,314            0.3%
    Malayan Banking Bhd.................................  14,680,988     44,564,178            0.3%
    Other Securities....................................                585,447,642            4.1%
                                                                     --------------           -----
TOTAL MALAYSIA..........................................                667,287,134            4.7%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L ADR...........  2,771,184 $   55,645,374            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  6,545,913     82,740,339            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    599,632     54,428,597            0.4%
#   Grupo Financiero Banorte S.A.B. de C.V..............  8,827,008     58,625,192            0.4%
#   Grupo Mexico S.A.B. de C.V. Series B................ 12,753,153     38,407,386            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,810,392     59,398,962            0.4%
    Other Securities....................................               421,286,430            2.9%
                                                                    --------------           -----
TOTAL MEXICO............................................               770,532,280            5.4%
                                                                    --------------           -----
PERU -- (0.1%)
    Other Securities....................................                21,006,749            0.1%
                                                                    --------------           -----
PHILIPPINES -- (1.4%)
    Other Securities....................................               208,990,003            1.5%
                                                                    --------------           -----
POLAND -- (2.1%)
    Powszechna Kasa Oszczednosci Bank Polski SA.........  3,042,817     41,757,735            0.3%
    Other Securities....................................               276,377,295            1.9%
                                                                    --------------           -----
TOTAL POLAND............................................               318,135,030            2.2%
                                                                    --------------           -----
RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR........................... 12,507,217     90,388,857            0.6%
    Lukoil OAO Sponsored ADR............................  1,314,573     69,592,735            0.5%
    Sberbank of Russia Sponsored ADR....................  4,255,587     35,849,359            0.3%
    Other Securities....................................               176,863,111            1.2%
                                                                    --------------           -----
TOTAL RUSSIA............................................               372,694,062            2.6%
                                                                    --------------           -----
SOUTH AFRICA -- (7.4%)
#   Bidvest Group, Ltd..................................  1,371,437     37,656,689            0.3%
    FirstRand, Ltd...................................... 10,566,034     38,876,557            0.3%
    MTN Group, Ltd......................................  4,151,165     83,279,867            0.6%
    Naspers, Ltd. Class N...............................    654,201     61,821,507            0.4%
    Sanlam, Ltd.........................................  8,139,212     43,602,905            0.3%
    Sasol, Ltd..........................................    919,023     51,506,006            0.4%
    Sasol, Ltd. Sponsored ADR...........................    947,919     52,524,192            0.4%
    Standard Bank Group, Ltd............................  4,181,964     54,946,605            0.4%
    Steinhoff International Holdings, Ltd...............  8,312,234     43,193,202            0.3%
    Other Securities....................................               675,819,987            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,143,227,517            8.0%
                                                                    --------------           -----
SOUTH KOREA -- (13.8%)
    Hana Financial Group, Inc...........................  1,140,149     40,231,352            0.3%
    Hyundai Mobis.......................................    153,167     43,757,279            0.3%
#   Hyundai Motor Co....................................    364,834     81,345,741            0.6%
    Kia Motors Corp.....................................    649,372     36,028,576            0.3%
#   POSCO ADR...........................................    511,345     37,634,992            0.3%
#   Samsung Electronics Co., Ltd........................    266,899    348,025,666            2.5%
    Other Securities....................................             1,550,304,091           10.7%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,137,327,697           15.0%
                                                                    --------------           -----
TAIWAN -- (13.4%)
    Hon Hai Precision Industry Co., Ltd................. 31,724,623     91,111,876            0.7%
    Taiwan Semiconductor Manufacturing Co., Ltd......... 40,714,652    159,982,333            1.1%
    Other Securities....................................             1,817,777,237           12.7%
                                                                    --------------           -----
TOTAL TAIWAN............................................             2,068,871,446           14.5%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                           Shares       Value++     of Net Assets**
                                           ------       -------     ---------------
THAILAND -- (2.8%)
    Other Securities.....................           $   425,257,152            3.0%
                                                    ---------------           -----
TURKEY -- (2.0%)
    Other Securities.....................               310,315,543            2.2%
                                                    ---------------           -----
TOTAL COMMON STOCKS......................            13,535,469,362           94.9%
                                                    ---------------           -----
PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
#   Banco Bradesco SA ADR................ 5,097,969      75,806,794            0.5%
    Itau Unibanco Holding SA............. 2,951,785      48,716,532            0.4%
    Itau Unibanco Holding SA ADR......... 5,554,966      90,879,242            0.7%
#   Petroleo Brasileiro SA Sponsored ADR. 5,128,535      75,902,318            0.5%
    Vale SA Sponsored ADR................ 4,036,193      47,909,611            0.4%
    Other Securities.....................               196,079,468            1.3%
                                                    ---------------           -----
TOTAL BRAZIL.............................               535,293,965            3.8%
                                                    ---------------           -----
CHILE -- (0.0%)
    Other Securities.....................                 1,666,912            0.0%
                                                    ---------------           -----
COLOMBIA -- (0.1%)
    Other Securities.....................                11,297,396            0.1%
                                                    ---------------           -----
INDIA -- (0.0%)
    Other Securities.....................                   376,100            0.0%
                                                    ---------------           -----
TOTAL PREFERRED STOCKS...................               548,634,373            3.9%
                                                    ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                     3,614            0.0%
                                                    ---------------           -----
CHILE -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                    ---------------           -----
HONG KONG -- (0.0%)
    Other Securities.....................                     2,620            0.0%
                                                    ---------------           -----
INDIA -- (0.0%)
    Other Securities.....................                     1,400            0.0%
                                                    ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.....................                    32,807            0.0%
                                                    ---------------           -----
PHILIPPINES -- (0.0%)
    Other Securities.....................                     8,573            0.0%
                                                    ---------------           -----
SOUTH AFRICA -- (0.0%)
    Other Securities.....................                    22,898            0.0%
                                                    ---------------           -----
SOUTH KOREA -- (0.0%)
    Other Securities.....................                   658,482            0.0%
                                                    ---------------           -----
TAIWAN -- (0.0%)
    Other Securities.....................                     1,067            0.0%
                                                    ---------------           -----
THAILAND -- (0.0%)
    Other Securities.....................                   683,885            0.0%
                                                    ---------------           -----
TURKEY -- (0.0%)
    Other Securities.....................                   644,458            0.0%
                                                    ---------------           -----
TOTAL RIGHTS/WARRANTS....................                 2,059,804            0.0%
                                                    ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                          Shares/
                                           Face                       Percentage
                                          Amount        Value+      of Net Assets**
                                          -------       ------      ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@   DFA Short Term Investment Fund.. 117,489,125 $ 1,359,349,182            9.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,067,155).............               $15,445,512,721          108.3%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,029,378,799              --   --    $ 1,029,378,799
  Chile.......................    215,878,185              --   --        215,878,185
  China.......................    218,118,001 $ 1,823,334,805   --      2,041,452,806
  Colombia....................     76,048,438              --   --         76,048,438
  Czech Republic..............             --      40,891,082   --         40,891,082
  Egypt.......................             --       9,188,254   --          9,188,254
  Greece......................      3,127,948      77,000,079   --         80,128,027
  Hungary.....................        259,235      37,851,620   --         38,110,855
  India.......................     96,383,021   1,017,363,885   --      1,113,746,906
  Indonesia...................     14,873,084     431,931,311   --        446,804,395
  Israel......................             --         197,002   --            197,002
  Malaysia....................             --     667,287,134   --        667,287,134
  Mexico......................    770,410,285         121,995   --        770,532,280
  Peru........................     21,006,749              --   --         21,006,749
  Philippines.................      4,292,475     204,697,528   --        208,990,003
  Poland......................             --     318,135,030   --        318,135,030
  Russia......................     18,245,778     354,448,284   --        372,694,062
  South Africa................    103,835,775   1,039,391,742   --      1,143,227,517
  South Korea.................     97,629,876   2,039,697,821   --      2,137,327,697
  Taiwan......................     46,309,507   2,022,561,939   --      2,068,871,446
  Thailand....................    424,964,654         292,498   --        425,257,152
  Turkey......................      4,256,063     306,059,480   --        310,315,543
Preferred Stocks
  Brazil......................    535,293,965              --   --        535,293,965
  Chile.......................      1,666,912              --   --          1,666,912
  Colombia....................     11,297,396              --   --         11,297,396
  India.......................        376,100              --   --            376,100
Rights/Warrants
  Brazil......................             --           3,614   --              3,614
  Chile.......................             --              --   --                 --
  Hong Kong...................             --           2,620   --              2,620
  India.......................             --           1,400   --              1,400
  Malaysia....................             --          32,807   --             32,807
  Philippines.................             --           8,573   --              8,573
  South Africa................             --          22,898   --             22,898
  South Korea.................         14,213         644,269   --            658,482
  Taiwan......................          1,067              --   --              1,067
  Thailand....................             --         683,885   --            683,885
  Turkey......................             --         644,458   --            644,458
Securities Lending Collateral.             --   1,359,349,182   --      1,359,349,182
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,693,667,526 $11,751,845,195   --    $15,445,512,721
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap
                                                                        Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                       Portfolio     Portfolio    Value Portfolio Value Portfolio
-                                                                    ------------- -------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   13,614,026             --
Investments at Value (including $0, $24,192, $0 and $846,388 of
 securities on loan, respectively).................................. $    195,364   $    197,133              --   $  4,946,183
Temporary Cash Investments at Value & Cost..........................           --            664              --         15,511
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --         24,577              --        866,271
Cash................................................................        2,452             --              --          5,694
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --             --              --         12,756
  Dividends, Interest and Tax Reclaims..............................        1,046            167              --          1,702
  Securities Lending Income.........................................           --              6              --            308
  Fund Shares Sold..................................................           34            109          10,312          6,830
  Futures Margin Variation..........................................          616             --              --             --
Unrealized Gain on Forward Currency Contracts.......................           15             --              --             --
Deferred Offering Costs.............................................           --              7              --             --
Prepaid Expenses and Other Assets...................................           15             18              97             53
                                                                     ------------   ------------  --------------   ------------
    Total Assets....................................................      199,542        222,681      13,624,435      5,855,308
                                                                     ------------   ------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --         24,577              --        866,271
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           --            445              --         14,408
  Fund Shares Redeemed..............................................          114            157           4,455          4,364
  Due to Advisor....................................................           32             14           1,662          1,423
Unrealized Loss on Forward Currency Contracts.......................          267             --              --             --
Accrued Expenses and Other Liabilities..............................           19              9             371            237
                                                                     ------------   ------------  --------------   ------------
    Total Liabilities...............................................          432         25,202           6,488        886,703
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    199,110   $    197,479  $   13,617,947   $  4,968,605
                                                                     ============   ============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $12,061 and shares outstanding of 0; 0; 0 and 527,767,
 respectively.......................................................          N/A            N/A             N/A   $      22.85
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $77,227 and shares outstanding of 0; 0; 0 and 3,389,444,
 respectively.......................................................          N/A            N/A             N/A   $      22.78
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Institutional Class Shares -- based on net assets of $199,110;
 $197,479; $13,617,947 and $4,879,317 and shares
 outstanding of 15,750,989; 16,582,695; 422,542,710 and
 213,729,854, respectively.......................................... $      12.64   $      11.91  $        32.23   $      22.83
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000    700,000,000
                                                                     ============   ============  ==============   ============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $    8,645,898   $         --
                                                                     ------------   ------------  --------------   ------------
Investments at Cost................................................. $    189,961   $    174,936  $           --   $  3,428,385
                                                                     ============   ============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    180,459   $    174,689  $    8,844,213   $  3,324,423
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          212            440          28,282          5,539
Accumulated Net Realized Gain (Loss)................................        4,069            153        (222,676)       120,845
Net Unrealized Foreign Exchange Gain (Loss).........................         (243)            --              --             --
Net Unrealized Appreciation (Depreciation)..........................       14,613         22,197       4,968,128      1,517,798
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    199,110   $    197,479  $   13,617,947   $  4,968,605
                                                                     ============   ============  ==============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                        U.S. Core       U.S. Core     U.S. Vector
                                                      U.S. Small Cap    Equity 1        Equity 2        Equity
                                                      Value Portfolio   Portfolio       Portfolio      Portfolio
                                                      --------------- -------------- --------------  --------------
ASSETS:
Investments at Value (including $1,893,187,
 $777,662, $1,049,551 and $414,138 of securities
 on loan, respectively).............................. $   10,734,915  $    9,054,350 $   11,441,544  $    3,186,833
Temporary Cash Investments at Value & Cost...........        131,695          30,400         60,383           4,430
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      1,927,797         793,203      1,072,385         423,491
Segregated Cash for Futures Contracts................          3,570              --             --              --
Cash.................................................          4,059           1,193          1,818           1,229
Receivables:
  Investment Securities Sold.........................            516           9,728         12,887           7,999
  Dividends, Interest and Tax Reclaims...............          4,664           6,072          7,370           1,705
  Securities Lending Income..........................            481             351            523             198
  Fund Shares Sold...................................        111,751          15,245         27,483           4,108
  Futures Margin Variation...........................            511              --             --              --
Prepaid Expenses and Other Assets....................             74              81             98              42
                                                      --------------  -------------- --------------  --------------
     Total Assets....................................     12,920,033       9,910,623     12,624,491       3,630,035
                                                      --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      1,927,797         793,203      1,072,385         423,491
  Investment Securities Purchased....................         71,391          23,568         53,470           2,753
  Fund Shares Redeemed...............................          3,029           4,110          2,535           1,469
  Due to Advisor.....................................          4,443           1,250          1,862             787
Accrued Expenses and Other Liabilities...............            517             319            455             142
                                                      --------------  -------------- --------------  --------------
     Total Liabilities...............................      2,007,177         822,450      1,130,707         428,642
                                                      --------------  -------------- --------------  --------------
NET ASSETS........................................... $   10,912,856  $    9,088,173 $   11,493,784  $    3,201,393
                                                      ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,912,856; $9,088,173; $11,493,784 and
 $3,201,393 and shares outstanding of
 310,433,216; 541,215,281; 693,802,835 and
 194,732,517, respectively........................... $        35.15  $        16.79 $        16.57  $        16.44
                                                      ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000  2,300,000,000   1,000,000,000
                                                      ==============  ============== ==============  ==============
Investments at Cost.................................. $    7,428,246  $    6,217,021 $    7,542,364  $    2,092,796
                                                      ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    7,400,488  $    6,209,345 $    7,581,677  $    2,074,195
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          1,117          18,227         22,493           5,288
Accumulated Net Realized Gain (Loss).................        208,705          23,272         (9,566)         27,873
Net Unrealized Appreciation (Depreciation)...........      3,302,546       2,837,329      3,899,180       1,094,037
                                                      --------------  -------------- --------------  --------------
NET ASSETS........................................... $   10,912,856  $    9,088,173 $   11,493,784  $    3,201,393
                                                      ==============  ============== ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio      Portfolio     Portfolio     Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,063,289, $917,738,
 $544,266 and $419,668 of securities on loan,
 respectively).............................................. $    8,361,307 $    4,771,493 $  5,524,070  $  3,020,209
Temporary Cash Investments at Value & Cost..................             --         13,685       29,681            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,111,621        934,717      557,065       442,265
Foreign Currencies at Value.................................             --             --           --         6,386
Cash........................................................          6,764          7,969           --        16,317
Receivables:
  Investment Securities Sold                                         12,095         18,154           --            --
  Dividends, Interest and Tax Reclaims......................          2,680          1,580        4,325        13,944
  Securities Lending Income.................................            872            471          131           613
  Fund Shares Sold..........................................         20,435          2,677        6,402         2,982
Unrealized Gain on Foreign Currency Contracts...............             --             --           --            24
Prepaid Expenses and Other Assets...........................             61             55           51            25
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     10,515,835      5,750,801    6,121,725     3,502,765
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,111,621        934,717      557,065       442,265
  Investment Securities Purchased...........................             46          8,020       16,366        11,659
  Fund Shares Redeemed......................................          3,090          2,224        2,342           873
  Due to Advisor............................................          2,429          2,002          722           614
  Line of Credit............................................          6,922             --           --            --
Accrued Expenses and Other Liabilities......................            315            253          260           164
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,124,423        947,216      576,755       455,575
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    8,391,412 $    4,803,585 $  5,544,970  $  3,047,190
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $8,391,412; $4,803,585; $5,544,970 and $3,047,190
 and shares outstanding of 276,835,874; 245,906,230;
 187,942,308 and 132,523,183, respectively.................. $        30.31 $        19.53 $      29.50  $      22.99
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    6,045,505 $    3,126,312 $  3,861,761  $  2,296,937
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      6,365
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,894,973 $    2,993,424 $  4,100,308  $  2,532,998
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          9,420          4,138       32,871        24,934
Accumulated Net Realized Gain (Loss)........................        171,217        160,842     (250,518)     (234,122)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --            87
Net Unrealized Appreciation (Depreciation)..................      2,315,802      1,645,181    1,662,309       723,293
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    8,391,412 $    4,803,585 $  5,544,970  $  3,047,190
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                             International                 Asia Pacific
                                                              International      Small      Japanese Small    Small
                                                               Core Equity      Company        Company       Company
                                                               Portfolio*      Portfolio      Portfolio     Portfolio
                                                             --------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    9,216,527  $    380,419  $    397,070
Investments at Value (including $1,541,869, $0, $0 and
 $0 of securities on loan, respectively).................... $   11,378,591              --            --            --
Temporary Cash..............................................             --           6,065            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,599,130              --            --            --
Foreign Currencies at Value.................................          8,329              --            --            --
Cash........................................................         19,837              --            --            --
Receivables:
  Investment Securities Sold................................         22,558              --            --            --
  Dividends, Interest and Tax Reclaims......................         48,337              --            --            --
  Securities Lending Income.................................          2,536              --            --            --
  Fund Shares Sold..........................................         21,089           4,171             9            34
Unrealized Gain on Foreign Currency Contracts...............             24              --            --            --
Prepaid Expenses and Other Assets...........................             84              54            14            14
                                                             --------------  --------------  ------------  ------------
     Total Assets...........................................     13,100,515       9,226,817       380,442       397,118
                                                             --------------  --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,599,130              --            --            --
  Investment Securities Purchased...........................         32,285              --            --            --
  Fund Shares Redeemed......................................          3,175           2,655           358             2
  Due to Advisor............................................          3,215           3,023           123           129
Unrealized Loss on Foreign Currency Contracts...............             10              --            --            --
Accrued Expenses and Other Liabilities......................            525             309            17            14
                                                             --------------  --------------  ------------  ------------
     Total Liabilities......................................      1,638,340           5,987           498           145
                                                             --------------  --------------  ------------  ------------
NET ASSETS.................................................. $   11,462,175  $    9,220,830  $    379,944  $    396,973
                                                             ==============  ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,462,175; $9,220,830; $379,944 and $396,973 and
 shares outstanding of 870,277,070; 460,392,549;
 20,772,450 and 16,688,077, respectively.................... $        13.17  $        20.03  $      18.29  $      23.79
                                                             ==============  ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000   100,000,000   100,000,000
                                                             ==============  ==============  ============  ============
Investments in Affiliated Investment Companies at Cost...... $           --  $    7,184,901  $    372,913  $    370,732
                                                             ==============  ==============  ============  ============
Investments at Cost......................................... $    9,344,533  $           --  $         --  $         --
                                                             ==============  ==============  ============  ============
Foreign Currencies at Cost.................................. $        8,311  $           --  $         --  $         --
                                                             ==============  ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    9,587,606  $    7,015,977  $    439,857  $    398,913
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         90,015          13,847        (2,183)       (1,261)
Accumulated Net Realized Gain (Loss)........................       (249,682)        159,259       (65,205)      (27,019)
Net Unrealized Foreign Exchange Gain (Loss).................            160             121           (31)            2
Net Unrealized Appreciation (Depreciation)..................      2,034,076       2,031,626         7,506        26,338
                                                             --------------  --------------  ------------  ------------
NET ASSETS.................................................. $   11,462,175  $    9,220,830  $    379,944  $    396,973
                                                             ==============  ==============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                        DFA
                                                                          United      Continental  International  DFA Global
                                                                       Kingdom Small     Small      Real Estate   Real Estate
                                                                          Company       Company     Securities    Securities
                                                                         Portfolio     Portfolio    Portfolio*     Portfolio
                                                                       ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............... $     39,058  $    194,298            --  $  2,553,380
Investments at Value (including $0, $0, $171,423 and $0 of securities
 on loan, respectively)...............................................           --            --  $  2,541,694            --
Temporary Cash Investments at Value & Cost............................           --            --            --         7,403
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost.................................................................           --            --       179,375            --
Foreign Currencies at Value...........................................           --            --         3,794            --
Cash..................................................................           --            --        22,829            --
Receivables:
  Dividends, Interest and Tax Reclaims................................           --            --        10,682             1
  Securities Lending Income...........................................           --            --           301            --
  Fund Shares Sold....................................................          103             1         2,872         2,433
Unrealized Gain on Foreign Currency Contracts.........................           --            --            21            --
Prepaid Expenses and Other Assets.....................................           10            11            29            61
                                                                       ------------  ------------  ------------  ------------
     Total Assets.....................................................       39,171       194,310     2,761,597     2,563,278
                                                                       ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................................           --            --       179,375            --
  Investment Securities/Affiliated Investment Company Purchased.......           --            --         8,019         3,700
  Fund Shares Redeemed................................................           --            --           954         1,623
  Due to Advisor......................................................           12            63           716            94
Unrealized Loss on Foreign Currency Contracts.........................           --            --             1            --
Accrued Expenses and Other Liabilities................................            5            12           142            44
                                                                       ------------  ------------  ------------  ------------
     Total Liabilities................................................           17            75       189,207         5,461
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     39,154  $    194,235  $  2,572,390  $  2,557,817
                                                                       ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $39,154;
 $194,235; $2,572,390 and $2,557,817 and shares outstanding of
 994,067; 8,378,036; 473,527,873 and 259,118,853, respectively........ $      39.39  $      23.18  $       5.43  $       9.87
                                                                       ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                                       ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost................ $     23,031  $    135,663  $         --  $  2,084,675
                                                                       ============  ============  ============  ============
Investments at Cost................................................... $         --  $         --  $  2,204,574  $         --
                                                                       ============  ============  ============  ============
Foreign Currencies at Cost............................................ $         --  $         --  $      3,783  $         --
                                                                       ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     21,978  $    157,541  $  2,684,147  $  2,120,338
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...................................................           75         1,257      (212,733)        5,607
Accumulated Net Realized Gain (Loss)..................................        1,069       (23,331)     (236,204)      (36,833)
Net Unrealized Foreign Exchange Gain (Loss)...........................            5           133            49            --
Net Unrealized Appreciation (Depreciation)............................       16,027        58,635       337,131       468,705
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     39,154  $    194,235  $  2,572,390  $  2,557,817
                                                                       ============  ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                DFA
                                                           International   International                 World ex U.S.
                                                             Small Cap     Vector Equity  World ex U.S.  Targeted Value
                                                          Value Portfolio*  Portfolio*   Value Portfolio   Portfolio
                                                          ---------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................              --            --   $    119,030    $    144,082
Investments at Value (including $1,377,769, $152,547,
 $0, $0 and $0 of securities on loan, respectively)......  $   12,252,451  $  1,287,689             --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................       1,459,318       158,518             --              --
Foreign Currencies at Value..............................          23,108         2,971             --              --
Cash.....................................................          34,369         4,690             20              --
Receivables:
  Investment Securities Sold.............................           4,894         7,151             --             143
  Dividends, Interest and Tax Reclaims...................          60,168         5,454             --              --
  Securities Lending Income..............................           3,099           303             --              --
  Fund Shares Sold.......................................          13,188         1,835             55             184
  From Advisor...........................................              --            --             --              --
Unrealized Gain on Foreign Currency Contracts............              10            12             --              --
Prepaid Expenses and Other Assets........................              66            18             12              15
                                                           --------------  ------------   ------------    ------------
    Total Assets.........................................      13,850,671     1,468,641        119,117         144,424
                                                           --------------  ------------   ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................       1,459,318       158,518             --              --
  Investment Securities Purchased........................          15,883        12,721             --              --
  Fund Shares Redeemed...................................          20,677           367             --              49
  Due to Advisor.........................................           6,561           470             40              15
  Line of Credit.........................................              --            --             --             197
Unrealized Loss on Foreign Currency Contracts............               2             1             --              --
Accrued Expenses and Other Liabilities...................             638           115              5               6
                                                           --------------  ------------   ------------    ------------
    Total Liabilities....................................       1,503,079       172,192             45             267
                                                           --------------  ------------   ------------    ------------
NET ASSETS...............................................  $   12,347,592  $  1,296,449   $    119,072    $    144,157
                                                           ==============  ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,347,592; $1,296,449; $119,072; $144,157 and
 $214,650 and shares outstanding of 574,253,032;
 105,035,982; 9,767,042; 11,207,500 and 19,321,513,
 respectively............................................  $        21.50  $      12.34   $      12.19    $      12.86
                                                           ==============  ============   ============    ============
NUMBER OF SHARES AUTHORIZED..............................   2,300,000,000   500,000,000    100,000,000     100,000,000
                                                           ==============  ============   ============    ============
Investments in Affiliated Investment Companies at Cost...  $           --  $         --   $    102,767    $    127,171
                                                           ==============  ============   ============    ============
Investments at Cost......................................  $    9,457,542  $  1,007,795   $         --    $         --
                                                           ==============  ============   ============    ============
Foreign Currencies at Cost...............................  $       23,046  $      2,961   $         --    $         --
                                                           ==============  ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $    9,384,721  $  1,003,321   $    104,050    $    126,647
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................           5,646         9,896            800            (112)
Accumulated Net Realized Gain (Loss).....................         162,049         3,310         (2,010)            711
Net Unrealized Foreign Exchange Gain (Loss)..............             205            18            (31)             --
Net Unrealized Appreciation (Depreciation)...............       2,794,971       279,904         16,263          16,911
                                                           --------------  ------------   ------------    ------------
NET ASSETS...............................................  $   12,347,592  $  1,296,449   $    119,072    $    144,157
                                                           ==============  ============   ============    ============

                                                          World ex U.S.
                                                           Core Equity
                                                            Portfolio
                                                          -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $    214,095
Investments at Value (including $1,377,769, $152,547,
 $0, $0 and $0 of securities on loan, respectively)......           --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................           --
Foreign Currencies at Value..............................           --
Cash.....................................................        1,395
Receivables:
  Investment Securities Sold.............................           --
  Dividends, Interest and Tax Reclaims...................           --
  Securities Lending Income..............................           --
  Fund Shares Sold.......................................          436
  From Advisor...........................................            1
Unrealized Gain on Foreign Currency Contracts............           --
Prepaid Expenses and Other Assets........................           22
                                                          ------------
    Total Assets.........................................      215,949
                                                          ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --
  Investment Securities Purchased........................        1,289
  Fund Shares Redeemed...................................            4
  Due to Advisor.........................................           --
  Line of Credit.........................................           --
Unrealized Loss on Foreign Currency Contracts............           --
Accrued Expenses and Other Liabilities...................            6
                                                          ------------
    Total Liabilities....................................        1,299
                                                          ------------
NET ASSETS............................................... $    214,650
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,347,592; $1,296,449; $119,072; $144,157 and
 $214,650 and shares outstanding of 574,253,032;
 105,035,982; 9,767,042; 11,207,500 and 19,321,513,
 respectively............................................ $      11.11
                                                          ============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000
                                                          ============
Investments in Affiliated Investment Companies at Cost... $    194,731
                                                          ============
Investments at Cost...................................... $         --
                                                          ============
Foreign Currencies at Cost............................... $         --
                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    195,500
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          (15)
Accumulated Net Realized Gain (Loss).....................         (199)
Net Unrealized Foreign Exchange Gain (Loss)..............           --
Net Unrealized Appreciation (Depreciation)...............       19,364
                                                          ------------
NET ASSETS............................................... $    214,650
                                                          ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                 Selectively                 Emerging
                                                                Hedged Global   Emerging      Markets       Emerging
                                                                   Equity        Markets     Small Cap    Markets Value
                                                                  Portfolio     Portfolio    Portfolio      Portfolio
                                                                ------------- ------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........ $    107,326  $  3,865,542  $  4,318,081 $   18,795,867
Investments at Value (including $0, $0, $0, $0 and $1,687,457
 of securities on loan, respectively)..........................           --            --            --             --
Temporary Cash.................................................        2,871            --            --             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................           --            --            --             --
Segregated Cash for Futures Contracts..........................          134            --            --             --
Foreign Currencies at Value....................................           --            --            --             --
Cash...........................................................           --            --            --             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold...           --            --            --             --
  Dividends, Interest and Tax Reclaims.........................           --            --            --             --
  Securities Lending Income....................................           --            --            --             --
  Fund Shares Sold.............................................           22        15,173         2,235         87,366
  Futures Margin Variation.....................................            9            --            --             --
Unrealized Gain on Forward Currency Contracts..................            6            --            --             --
Unrealized Gain on Foreign Currency Contracts..................           --            --            --             --
Prepaid Expenses and Other Assets..............................           13            55            44            109
                                                                ------------  ------------  ------------ --------------
    Total Assets...............................................      110,381     3,880,770     4,320,360     18,883,342
                                                                ------------  ------------  ------------ --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................           --            --            --             --
  Investment Securities/Affiliated Investment Companies
   Purchased...................................................           --            --            --             --
  Fund Shares Redeemed.........................................            5         1,920           494          2,919
  Due to Advisor...............................................            1         1,273         1,599          6,213
Unrealized Loss on Forward Currency Contracts..................           11            --            --             --
Unrealized Loss on Foreign Currency Contracts..................           --            --            --             --
Accrued Expenses and Other Liabilities.........................            4           133           117            604
                                                                ------------  ------------  ------------ --------------
    Total Liabilities..........................................           21         3,326         2,210          9,736
                                                                ------------  ------------  ------------ --------------
NET ASSETS..................................................... $    110,360  $  3,877,444  $  4,318,150 $   18,873,606
                                                                ============  ============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $99,196 and $0 and shares outstanding of 0; 0; 0;
 3,597,251 and 0, respectively.................................          N/A           N/A           N/A $        27.58
                                                                ============  ============  ============ ==============
Institutional Class Shares -- based on net assets of $110,360;
 $3,877,444; $4,318,150; $18,774,410 and $14,261,288 and
 shares outstanding of 7,939,154; 148,887,919;
 206,031,261; 680,326,395 and 723,328,353, respectively........ $      13.90  $      26.04  $      20.96 $        27.60
                                                                ============  ============  ============ ==============
NUMBER OF SHARES AUTHORIZED....................................  100,000,000   500,000,000   500,000,000  1,500,000,000
                                                                ============  ============  ============ ==============
Investments in Affiliated Investment Companies at Cost......... $     89,797  $  2,811,506  $  3,854,021 $   18,820,240
                                                                ============  ============  ============ ==============
Investments at Cost............................................ $         --  $         --  $         -- $           --
                                                                ============  ============  ============ ==============
Foreign Currencies at Cost..................................... $         --  $         --  $         -- $           --
                                                                ============  ============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $     90,931  $  2,834,302  $  3,822,233 $   19,282,308
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................          215        10,070           877        (12,750)
Accumulated Net Realized Gain (Loss)...........................        1,678       (20,953)       30,977       (371,767)
Net Unrealized Foreign Exchange Gain (Loss)....................           (5)          (11)            3            188
Net Unrealized Appreciation (Depreciation).....................       17,541     1,054,036       464,060        (24,373)
                                                                ------------  ------------  ------------ --------------
NET ASSETS..................................................... $    110,360  $  3,877,444  $  4,318,150 $   18,873,606
                                                                ============  ============  ============ ==============

                                                                   Emerging
                                                                 Markets Core
                                                                    Equity
                                                                  Portfolio*
                                                                --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........             --
Investments at Value (including $0, $0, $0, $0 and $1,687,457
 of securities on loan, respectively).......................... $   14,086,164
Temporary Cash.................................................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................      1,359,349
Segregated Cash for Futures Contracts..........................             --
Foreign Currencies at Value....................................         30,268
Cash...........................................................         52,379
Receivables:
  Investment Securities/Affiliated Investment Companies Sold...         28,381
  Dividends, Interest and Tax Reclaims.........................         31,776
  Securities Lending Income....................................          3,058
  Fund Shares Sold.............................................         64,597
  Futures Margin Variation.....................................             --
Unrealized Gain on Forward Currency Contracts..................             --
Unrealized Gain on Foreign Currency Contracts..................             15
Prepaid Expenses and Other Assets..............................            109
                                                                --------------
    Total Assets...............................................     15,656,096
                                                                --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................      1,359,349
  Investment Securities/Affiliated Investment Companies
   Purchased...................................................         21,414
  Fund Shares Redeemed.........................................          6,586
  Due to Advisor...............................................          6,427
Unrealized Loss on Forward Currency Contracts..................             --
Unrealized Loss on Foreign Currency Contracts..................             13
Accrued Expenses and Other Liabilities.........................          1,019
                                                                --------------
    Total Liabilities..........................................      1,394,808
                                                                --------------
NET ASSETS..................................................... $   14,261,288
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $99,196 and $0 and shares outstanding of 0; 0; 0;
 3,597,251 and 0, respectively.................................            N/A
                                                                ==============
Institutional Class Shares -- based on net assets of $110,360;
 $3,877,444; $4,318,150; $18,774,410 and $14,261,288 and
 shares outstanding of 7,939,154; 148,887,919;
 206,031,261; 680,326,395 and 723,328,353, respectively........ $        19.72
                                                                ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000
                                                                ==============
Investments in Affiliated Investment Companies at Cost......... $           --
                                                                ==============
Investments at Cost............................................ $   13,002,718
                                                                ==============
Foreign Currencies at Cost..................................... $       30,203
                                                                ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $   13,257,871
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................         38,276
Accumulated Net Realized Gain (Loss)...........................       (118,376)
Net Unrealized Foreign Exchange Gain (Loss)....................              6
Net Unrealized Appreciation (Depreciation).....................      1,083,511
                                                                --------------
NET ASSETS..................................................... $   14,261,288
                                                                ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                 Enhanced
                                                                                U.S. Large U.S. Large U.S. Large  U.S. Targeted
                                                                                 Company   Cap Equity Cap Value       Value
                                                                                Portfolio  Portfolio  Portfolio*    Portfolio
                                                                                ---------- ---------- ----------  -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends....................................................................       --         --   $  120,674          --
  Interest.....................................................................       --         --            2          --
  Income from Securities Lending...............................................       --         --        1,259          --
  Expenses Allocated from Affiliated Investment Company........................       --         --       (6,990)         --
                                                                                 -------    -------   ----------    --------
    Total Net Investment Income Received from Affiliated Investment Company....       --         --      114,945          --
                                                                                 -------    -------   ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $3, respectively).  $    80    $ 1,628           --    $ 26,324
  Interest.....................................................................      773          1           --           2
  Income from Securities Lending...............................................       --         29           --       1,537
                                                                                 -------    -------   ----------    --------
    Total Investment Income....................................................      853      1,658           --      27,863
                                                                                 -------    -------   ----------    --------
Fund Expenses
  Investment Advisory Services Fees............................................       51        127           --       2,297
  Administrative Services Fees.................................................      153         --        9,518       5,742
  Accounting & Transfer Agent Fees.............................................        8          9           49         135
  S&P 500(R) Fees..............................................................        4         --           --          --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --         --           --           5
   Class R2 Shares.............................................................       --         --           --          64
  Custodian Fees...............................................................        4         10           --          32
  Filing Fees..................................................................       12         10           95          72
  Shareholders' Reports........................................................        2          1          105          51
  Directors'/Trustees' Fees & Expenses.........................................        1          1           79          28
  Professional Fees............................................................        2          1           15          46
  Organizational & Offering Costs..............................................       --         21           --          --
  Other........................................................................        2          2           44          23
                                                                                 -------    -------   ----------    --------
    Total Expenses.............................................................      239        182        9,905       8,495
                                                                                 -------    -------   ----------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................       --        (21)          --          --
  Fees Paid Indirectly.........................................................       (1)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Expenses.................................................................      238        161        9,905       8,495
                                                                                 -------    -------   ----------    --------
  Net Investment Income (Loss).................................................      615      1,497      105,040      19,368
                                                                                 -------    -------   ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
  Investment Securities Sold...................................................      393        156      290,376     121,670
  Futures......................................................................   13,862         --           --          --
  Foreign Currency Transactions................................................   (1,214)        --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency...................................    1,462     11,637      742,075     184,208
  Futures......................................................................    1,296         --           --          --
  Translation of Foreign Currency Denominated Amounts..........................      (26)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Realized and Unrealized Gain (Loss)......................................   15,773     11,793    1,032,451     305,878
                                                                                 -------    -------   ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations................  $16,388    $13,290   $1,137,491    $325,246
                                                                                 =======    =======   ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core U.S. Core U.S. Vector
                                                                      Cap Value  Equity 1  Equity 2    Equity
                                                                      Portfolio  Portfolio Portfolio  Portfolio
                                                                      ---------- --------- --------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13, $21, $19 and $2,
   respectively).....................................................  $ 54,565  $ 72,193  $ 91,680   $ 22,783
  Interest...........................................................        11         3         2         --
  Income from Securities Lending.....................................     2,744     1,900     2,990      1,134
                                                                       --------  --------  --------   --------
     Total Investment Income.........................................    57,320    74,096    94,672     23,917
                                                                       --------  --------  --------   --------
Expenses
  Investment Advisory Services Fees..................................    10,116     7,043    10,651      4,575
  Administrative Services Fees.......................................    15,174        --        --         --
  Accounting & Transfer Agent Fees...................................       292       238       307         89
  Custodian Fees.....................................................        61        55        63         23
  Filing Fees........................................................       104       137       115         44
  Shareholders' Reports..............................................        75        40        58         29
  Directors'/Trustees' Fees & Expenses...............................        65        50        66         19
  Professional Fees..................................................       108        77       103         31
  Other..............................................................        54        39        50         16
                                                                       --------  --------  --------   --------
     Total Expenses..................................................    26,049     7,679    11,413      4,826
                                                                       --------  --------  --------   --------
  Net Investment Income (Loss).......................................    31,271    66,417    83,259     19,091
                                                                       --------  --------  --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   224,358    23,838    (7,137)    28,435
    Futures..........................................................    (7,540)       --        --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................   433,478   538,175   729,705    166,284
    Futures..........................................................    (4,123)       --        --         --
                                                                       --------  --------  --------   --------
  Net Realized and Unrealized Gain (Loss)............................   646,173   562,013   722,568    194,719
                                                                       --------  --------  --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $677,444  $628,430  $805,827   $213,810
                                                                       ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate     Large Cap
                                                                  U.S. Small    U.S. Micro   Securities International
                                                                 Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                 ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13, $5, $0 and
   $3,634, respectively)........................................   $ 44,982      $ 25,516     $100,124    $ 59,160
  Interest......................................................         --            --            1          --
  Income from Securities Lending................................      5,126         3,289          598       1,604
                                                                   --------      --------     --------    --------
     Total Investment Income....................................     50,108        28,805      100,723      60,764
                                                                   --------      --------     --------    --------
Expenses
  Investment Advisory Services Fees.............................      1,204         2,393        4,131       3,546
  Administrative Services Fees..................................     12,842         9,572           --          --
  Accounting & Transfer Agent Fees..............................        231           140          141          88
  Custodian Fees................................................         61            36           25         178
  Filing Fees...................................................        103            48           69          32
  Shareholders' Reports.........................................         59            41           69          46
  Directors'/Trustees' Fees & Expenses..........................         48            31           31          18
  Professional Fees.............................................         81            53           51          46
  Other.........................................................         35            25           24          23
                                                                   --------      --------     --------    --------
     Total Expenses.............................................     14,664        12,339        4,541       3,977
                                                                   --------      --------     --------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...........................         --            --         (168)         --
  Fees Paid Indirectly..........................................         --            --           --          (3)
                                                                   --------      --------     --------    --------
  Net Expenses..................................................     14,664        12,339        4,373       3,974
                                                                   --------      --------     --------    --------
  Net Investment Income (Loss)..................................     35,444        16,466       96,350      56,790
                                                                   --------      --------     --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................    189,291       168,603       10,339       1,158
    Futures.....................................................         --          (692)        (553)         --
    Foreign Currency Transactions...............................         --            --           --        (372)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    113,166        24,591      329,632      85,409
    Translation of Foreign Currency Denominated Amounts.........         --            --           --          45
                                                                   --------      --------     --------    --------
  Net Realized and Unrealized Gain (Loss).......................    302,457       192,502      339,418      86,240
                                                                   --------      --------     --------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $337,901      $208,968     $435,768    $143,030
                                                                   ========      ========     ========    ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $2, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         International  Japanese  Asia Pacific
                                                                           International     Small       Small       Small
                                                                            Core Equity     Company     Company     Company
                                                                             Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                           ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $8,927, $442 and $141,
   respectively)..........................................................          --     $103,617     $  3,988    $ 5,641
  Interest................................................................          --            1           --         --
  Income from Securities Lending..........................................          --        9,526          252        515
  Expenses Allocated from Affiliated Investment Companies.................          --       (5,545)        (250)      (235)
                                                                             ---------     --------     --------    -------
     Total Net Investment Income Received from Affiliated Investment
      Companies...........................................................          --      107,599        3,990      5,921
                                                                             ---------     --------     --------    -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $12,086, $0, $0 and $0,
   respectively)..........................................................   $ 190,060           --           --         --
  Interest................................................................          --           25           --         --
  Income from Securities Lending..........................................       7,270           --           --         --
                                                                             ---------     --------     --------    -------
     Total Investment Income..............................................     197,330           25           --         --
                                                                             ---------     --------     --------    -------
Fund Expenses
  Investment Advisory Services Fees.......................................      17,944           --           --         --
  Administrative Services Fees............................................          --       17,602          779        708
  Accounting & Transfer Agent Fees........................................         299           45           13         12
  Custodian Fees..........................................................         640            1           --         --
  Filing Fees.............................................................         152           70           11         13
  Shareholders' Reports...................................................          79           92            2          2
  Directors'/Trustees' Fees & Expenses....................................          62           56            3          2
  Professional Fees.......................................................         103           22            2          1
  Other...................................................................          76           31            2          2
                                                                             ---------     --------     --------    -------
     Total Expenses.......................................................      19,355       17,919          812        740
                                                                             ---------     --------     --------    -------
  Fees Paid Indirectly....................................................         (17)          --           --         --
                                                                             ---------     --------     --------    -------
  Net Expenses............................................................      19,338       17,919          812        740
                                                                             ---------     --------     --------    -------
  Net Investment Income (Loss)............................................     177,992       89,705        3,178      5,181
                                                                             ---------     --------     --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...........................................    (134,267)     168,729        4,029         (5)
   Futures................................................................          --         (945)          --         --
   Foreign Currency Transactions..........................................          95          805          (75)        31
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.............................     579,099      392,809      (17,109)    (3,622)
   Futures................................................................          --           --           --         --
   Translation of Foreign Currency Denominated Amounts....................          69          104          (19)        (1)
                                                                             ---------     --------     --------    -------
  Net Realized and Unrealized Gain (Loss).................................     444,996      561,502      (13,174)    (3,597)
                                                                             ---------     --------     --------    -------
Net Increase (Decrease) in Net Assets Resulting from Operations...........   $ 622,988     $651,207     $ (9,996)   $ 1,584
                                                                             =========     ========     ========    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $65, $175, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                          United                    DFA
                                                                         Kingdom   Continental International DFA Global
                                                                          Small       Small     Real Estate  Real Estate
                                                                         Company     Company    Securities   Securities
                                                                        Portfolio* Portfolio*    Portfolio    Portfolio
                                                                        ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $4, $265, $0 and $0,
   respectively).......................................................   $  566     $ 1,709           --           --
  Income Distributions Received from Affiliated Investment Companies...       --          --           --     $ 66,663
  Income from Securities Lending.......................................        3         300           --           --
  Expenses Allocated from Affiliated Investment Company................      (22)       (118)          --           --
                                                                          ------     -------     --------     --------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................      547       1,891           --       66,663
                                                                          ------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $5,365 and $0,
   respectively).......................................................       --          --     $ 45,050           --
  Interest.............................................................       --           1           --            1
  Income from Securities Lending.......................................       --          --          778           --
                                                                          ------     -------     --------     --------
    Total Fund Investment Income.......................................       --           1       45,828            1
                                                                          ------     -------     --------     --------
Fund Expenses
  Investment Advisory Services Fees....................................       --          --        3,944        2,981
  Administrative Services Fees.........................................       77         359           --           --
  Accounting & Transfer Agent Fees.....................................        9          12           71           26
  Custodian Fees.......................................................       --          --          175           --
  Filing Fees..........................................................        8           9           50           78
  Shareholders' Reports................................................        1           1           36           27
  Directors'/Trustees' Fees & Expenses.................................       --           1           14           13
  Professional Fees....................................................        1           1           24            6
  Other................................................................        1           1           17            3
                                                                          ------     -------     --------     --------
    Total Expenses.....................................................       97         384        4,331        3,134
                                                                          ------     -------     --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................       (6)         --           --       (2,489)
  Fees Paid Indirectly.................................................       --          --           (6)          --
                                                                          ------     -------     --------     --------
  Net Expenses.........................................................       91         384        4,325          645
                                                                          ------     -------     --------     --------
  Net Investment Income (Loss).........................................      456       1,508       41,503       66,019
                                                                          ------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................    1,243       3,328        3,938       (2,771)
   Futures.............................................................       --         (53)          --           --
   Foreign Currency Transactions.......................................        3          50          287           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................    1,744      19,983       69,723      102,401
   Futures.............................................................       --          --           --           --
   Translation of Foreign Currency Denominated Amounts.................        1           4           63           --
                                                                          ------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)..............................    2,991      23,312       74,011       99,630
                                                                          ------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations........   $3,447     $24,820     $115,514     $165,649
                                                                          ======     =======     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $1, $8, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                  DFA
                                                             International                             World ex U.S.
                                                               Small Cap   International World ex U.S.   Targeted
                                                                 Value     Vector Equity     Value         Value
                                                               Portfolio     Portfolio    Portfolio*    Portfolio*
                                                             ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $128, $35 and $0, respectively)..........................          --           --       $2,628        $  333
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           --          105           689
  Income from Securities Lending............................          --           --           64            30
  Expenses Allocated from Affiliated Investment
   Companies................................................          --           --         (106)          (30)
                                                              ----------      -------       ------        ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --           --        2,691         1,022
                                                              ----------      -------       ------        ------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $10,862,
   $1,278, $0, $0 and $0, respectively).....................  $  130,033      $18,611           --            --
  Income from Securities Lending............................      10,103          911           --            --
                                                              ----------      -------       ------        ------
     Total Investment Income................................     140,136       19,522           --            --
                                                              ----------      -------       ------        ------
Fund Expenses
  Investment Advisory Services Fees.........................      37,631        2,637          272           335
  Accounting & Transfer Agent Fees..........................         339           40           10            16
  Custodian Fees............................................         643          185            1             3
  Filing Fees...............................................          78           30           11            23
  Shareholders' Reports.....................................         104            9            1            --
  Directors'/Trustees' Fees & Expenses......................          74            7            1             1
  Professional Fees.........................................         129           26            3             3
  Organizational & Offering Costs...........................          --           --           --            --
  Other.....................................................          84           14            2             2
                                                              ----------      -------       ------        ------
     Total Expenses.........................................      39,082        2,948          301           383
                                                              ----------      -------       ------        ------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................          --           --          (94)         (276)
  Fees Paid Indirectly......................................          (6)          (2)          --            --
                                                              ----------      -------       ------        ------
  Net Expenses..............................................      39,076        2,946          207           107
                                                              ----------      -------       ------        ------
  Net Investment Income (Loss)..............................     101,060       16,576        2,484           915
                                                              ----------      -------       ------        ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................          --           --          157           983
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................     165,817        4,258          702          (173)
   Foreign Currency Transactions............................         857          (82)          (1)           (2)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     776,696       57,502          969         5,265
   Futures..................................................          --           --            1            --
   Translation of Foreign Currency Denominated
    Amounts.................................................          79           (2)           1            --
                                                              ----------      -------       ------        ------
  Net Realized and Unrealized Gain (Loss)...................     943,449       61,676        1,829         6,073
                                                              ----------      -------       ------        ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,044,509      $78,252       $4,313        $6,988
                                                              ==========      =======       ======        ======


                                                             World ex U.S.
                                                              Core Equity
                                                               Portfolio
                                                             -------------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $128, $35 and $0, respectively)..........................        --
  Income Distributions Received from Affiliated Investment
   Companies................................................    $1,507
  Income from Securities Lending............................        --
  Expenses Allocated from Affiliated Investment
   Companies................................................        --
                                                                ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................     1,507
                                                                ------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $10,862,
   $1,278, $0, $0 and $0, respectively).....................        --
  Income from Securities Lending............................        --
                                                                ------
     Total Investment Income................................        --
                                                                ------
Fund Expenses
  Investment Advisory Services Fees.........................       326
  Accounting & Transfer Agent Fees..........................        12
  Custodian Fees............................................         2
  Filing Fees...............................................         6
  Shareholders' Reports.....................................        --
  Directors'/Trustees' Fees & Expenses......................         1
  Professional Fees.........................................         3
  Organizational & Offering Costs...........................        16
  Other.....................................................         2
                                                                ------
     Total Expenses.........................................       368
                                                                ------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................      (334)
  Fees Paid Indirectly......................................        --
                                                                ------
  Net Expenses..............................................        34
                                                                ------
  Net Investment Income (Loss)..............................     1,473
                                                                ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................        --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................      (104)
   Foreign Currency Transactions............................        --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     7,644
   Futures..................................................        --
   Translation of Foreign Currency Denominated
    Amounts.................................................        --
                                                                ------
  Net Realized and Unrealized Gain (Loss)...................     7,540
                                                                ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................    $9,013
                                                                ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $33, $8, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                     Selectively              Emerging   Emerging    Emerging
                                                                       Hedged      Emerging   Markets    Markets   Markets Core
                                                                    Global Equity  Markets   Small Cap    Value       Equity
                                                                      Portfolio   Portfolio* Portfolio* Portfolio*  Portfolio
                                                                    ------------- ---------- ---------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $3,914, $3,244,
   $18,462 and $0, respectively)...................................        --      $ 32,578   $35,302   $ 177,117          --
  Income Distributions Received from Affiliated Investment
   Companies.......................................................    $  714            --        --          --          --
  Interest.........................................................        --             1         1           4          --
  Income from Securities Lending...................................        --         2,113     8,241      10,709          --
  Expenses Allocated from Affiliated Investment Companies..........        --        (2,641)   (5,316)    (13,447)         --
                                                                       ------      --------   -------   ---------   ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies.........................................       714        32,051    38,228     174,383          --
                                                                       ------      --------   -------   ---------   ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $13,603, respectively)..........................................        --            --        --          --   $ 114,238
  Interest.........................................................         1            --        --          --          --
  Income from Securities Lending...................................        --            --        --          --      13,860
                                                                       ------      --------   -------   ---------   ---------
     Total Fund Investment Income..................................         1            --        --          --     128,098
                                                                       ------      --------   -------   ---------   ---------
Fund Expenses
  Investment Advisory Services Fees................................       134            --        --          --      35,983
  Administrative Services Fees.....................................        --         7,159     9,037      36,256          --
  Accounting & Transfer Agent Fees.................................         9            22        24          71         382
  Shareholder Servicing Fees --
   Class R2 Shares.................................................        --            --        --         119          --
  Custodian Fees...................................................         2            --        --          --       2,551
  Filing Fees......................................................        13            58        55         130         210
  Shareholders' Reports............................................        --            59        29         109         113
  Directors'/Trustees' Fees & Expenses.............................        --            24        26         123          81
  Professional Fees................................................         3             6         6          27         170
  Other............................................................         1            13        16          69          98
                                                                       ------      --------   -------   ---------   ---------
     Total Expenses................................................       162         7,341     9,193      36,904      39,588
                                                                       ------      --------   -------   ---------   ---------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................      (130)           --        --          --          --
  Fees Paid Indirectly.............................................        --            --        --          --         (46)
                                                                       ------      --------   -------   ---------   ---------
  Net Expenses.....................................................        32         7,341     9,193      36,904      39,542
                                                                       ------      --------   -------   ---------   ---------
  Net Investment Income (Loss).....................................       683        24,710    29,035     137,479      88,556
                                                                       ------      --------   -------   ---------   ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................       342            --        --          --          --
  Net Realized Gain (Loss) on:.....................................
   Investment Securities Sold......................................     1,409       (19,190)   43,554    (354,332)    (64,782)
   Futures.........................................................       341            --        --          --          --
   Foreign Currency Transactions...................................        90           (53)      (82)     (2,053)       (735)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................     2,158       (77,616)    9,405    (440,131)   (139,793)
   Futures.........................................................      (121)           --        (4)         --          --
   Translation of Foreign Currency Denominated Amounts.............       (33)           28        94         100          54
                                                                       ------      --------   -------   ---------   ---------
  Net Realized and Unrealized Gain (Loss)..........................     4,186       (96,831)   52,967    (796,416)   (205,256)
                                                                       ------      --------   -------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................    $4,869      $(72,121)  $82,002   $(658,937)  $(116,700)
                                                                       ======      ========   =======   =========   =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  Enhanced U.S. Large      U.S. Large Cap       U.S. Large Cap Value
                                                   Company Portfolio      Equity Portfolio            Portfolio
                                                 --------------------  ---------------------  ------------------------
                                                                                     Period
                                                 Six Months    Year    Six Months   June 25,  Six Months       Year
                                                    Ended     Ended       Ended    2013(a) to    Ended        Ended
                                                  April 30,  Oct. 31,   April 30,   Oct. 31,   April 30,     Oct. 31,
                                                    2014       2013       2014        2013       2014          2013
                                                 ----------- --------  ----------- ---------- -----------  -----------
                                                 (Unaudited)           (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................  $    615   $  1,274   $  1,497    $    591  $   105,040  $   183,780
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................       393       (238)       156          37      290,376      819,592
   Futures......................................    13,862     40,444         --          --           --           --
   Foreign Currency Transactions................    (1,214)      (934)        --          --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................     1,462      1,803     11,637      10,560      742,075    2,030,120
   Futures......................................     1,296      5,088         --          --           --           --
   Translation of Foreign Currency
    Denominated Amounts.........................       (26)       946         --          --           --           --
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    16,388     48,383     13,290      11,188    1,137,491    3,033,492
                                                  --------   --------   --------    --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...................      (603)    (1,597)    (1,338)       (321)    (104,961)    (180,943)
  Net Short-Term Gains:
   Institutional Class Shares...................        --         --        (40)         --           --           --
                                                  --------   --------   --------    --------  -----------  -----------
     Total Distributions........................      (603)    (1,597)    (1,378)       (321)    (104,961)    (180,943)
                                                  --------   --------   --------    --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................    18,407     49,190     56,777     127,286    1,699,268    2,669,600
  Shares Issued in Lieu of Cash Distributions...       506      1,381      1,377         321       95,900      165,830
  Shares Redeemed...............................   (48,428)   (74,528)    (7,994)     (3,067)  (1,172,823)  (2,059,492)
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................   (29,515)   (23,957)    50,160     124,540      622,345      775,938
                                                  --------   --------   --------    --------  -----------  -----------
     Total Increase (Decrease) in Net Assets....   (13,730)    22,829     62,072     135,407    1,654,875    3,628,487
Net Assets
  Beginning of Period...........................   212,840    190,011    135,407          --   11,963,072    8,334,585
                                                  --------   --------   --------    --------  -----------  -----------
  End of Period.................................  $199,110   $212,840   $197,479    $135,407  $13,617,947  $11,963,072
                                                  ========   ========   ========    ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     1,496      4,732      4,924      12,483       54,556      102,131
  Shares Issued in Lieu of Cash Distributions...        41        142        120          30        3,101        6,512
  Shares Redeemed...............................    (3,974)    (7,146)      (688)       (286)     (37,684)     (79,135)
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................    (2,437)    (2,272)     4,356      12,227       19,973       29,508
                                                  ========   ========   ========    ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................  $    212   $    200   $    440    $    281  $    28,282  $    28,203

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 U.S. Targeted Value      U.S. Small Cap Value       U.S. Core Equity 1
                                                      Portfolio                 Portfolio                Portfolio
                                               -----------------------  ------------------------  -----------------------
                                               Six Months      Year     Six Months       Year     Six Months      Year
                                                  Ended       Ended        Ended        Ended        Ended       Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,    Oct. 31,
                                                  2014         2013        2014          2013        2014         2013
                                               ----------- -----------  -----------  -----------  ----------- -----------
                                               (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   19,368  $    45,589  $    31,271  $   104,594  $   66,417  $   109,577
  Net Realized Gain (Loss) on:
   Investment Securities Sold.................    121,670      274,964      224,358      467,388      23,838       48,730
   Futures....................................         --        4,864       (7,540)       4,175          --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities......................    184,208      903,746      433,478    2,087,253     538,175    1,549,261
   Futures....................................         --           --       (4,123)          --          --           --
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    325,246    1,229,163      677,444    2,663,410     628,430    1,707,568
                                               ----------  -----------  -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares............................        (28)        (604)          --           --          --           --
   Class R2 Shares............................        (66)        (171)          --           --          --           --
   Institutional Class Shares.................    (14,219)     (44,723)     (31,520)     (97,302)    (62,668)    (105,633)
  Net Short-Term Gains:
   Class R1 Shares............................        (32)        (162)          --           --          --           --
   Class R2 Shares............................        (84)         (43)          --           --          --           --
   Institutional Class Shares.................    (13,954)      (9,669)      (2,510)     (15,668)         --           --
  Net Long-Term Gains:
   Class R1 Shares............................       (544)      (2,657)          --           --          --           --
   Class R2 Shares............................     (1,417)        (709)          --           --          --           --
   Institutional Class Shares.................   (235,328)    (158,843)    (443,795)    (380,218)    (34,892)          --
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Total Distributions.......................   (265,672)    (217,581)    (477,825)    (493,188)    (97,560)    (105,633)
                                               ----------  -----------  -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    979,367    1,069,213    1,830,029    1,700,691   1,479,566    2,012,312
  Shares Issued in Lieu of Cash Distributions.    249,000      193,793      434,012      448,519      92,248       95,895
  Shares Redeemed.............................   (533,085)  (1,112,648)  (1,077,785)  (1,880,921)   (580,690)  (1,020,936)
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    695,282      150,358    1,186,256      268,289     991,124    1,087,271
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Total Increase (Decrease) in Net Assets...    754,856    1,161,940    1,385,875    2,438,511   1,521,994    2,689,206
Net Assets
  Beginning of Period.........................  4,213,749    3,051,809    9,526,981    7,088,470   7,566,179    4,876,973
                                               ----------  -----------  -----------  -----------  ----------  -----------
  End of Period............................... $4,968,605  $ 4,213,749  $10,912,856  $ 9,526,981  $9,088,173  $ 7,566,179
                                               ==========  ===========  ===========  ===========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     43,377       54,473       52,200       56,681      90,493      144,586
  Shares Issued in Lieu of Cash Distributions.     11,530       11,549       12,925       17,521       5,741        7,046
  Shares Redeemed.............................    (23,676)     (56,250)     (30,974)     (64,686)    (35,592)     (73,616)
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     31,231        9,772       34,151        9,516      60,642       78,016
                                               ==========  ===========  ===========  ===========  ==========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    5,539  $       484  $     1,117  $     1,373  $   18,227  $    14,478

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                              U.S. Core Equity 2       U.S. Vector Equity        U.S. Small Cap
                                                   Portfolio                Portfolio               Portfolio
                                           ------------------------  ----------------------  ----------------------
                                           Six Months       Year     Six Months     Year     Six Months     Year
                                              Ended        Ended        Ended      Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2014          2013        2014        2013        2014        2013
                                           -----------  -----------  ----------- ----------  ----------- ----------
                                           (Unaudited)               (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    83,259  $   146,563  $   19,091  $   36,935  $   35,444  $   76,179
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............      (7,137)     106,205      28,435      42,264     189,291     252,589
   Futures................................          --           --          --         (48)         --        (331)
   Foreign Currency Transactions..........          --           --          --          --          --           1
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................     729,705    2,176,008     166,284     684,534     113,166   1,551,354
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     805,827    2,428,776     213,810     763,685     337,901   1,879,792
                                           -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............     (75,321)    (143,640)    (16,899)    (34,959)    (29,188)    (74,990)
  Net Short-Term Gains:
   Institutional Class Shares.............      (4,518)          --      (1,492)         --     (19,821)     (8,279)
  Net Long-Term Gains:
   Institutional Class Shares.............     (98,745)     (55,772)    (38,966)     (3,507)   (218,795)   (228,672)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Distributions..................    (178,584)    (199,412)    (57,357)    (38,466)   (267,804)   (311,941)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................   1,431,777    1,993,887     384,200     590,251   1,304,454   2,025,365
  Shares Issued in Lieu of Cash
   Distributions..........................     176,698      194,014      57,091      37,851     251,695     287,893
  Shares Redeemed.........................    (731,498)  (1,351,685)   (290,193)   (468,656)   (681,661)   (997,627)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     876,977      836,216     151,098     159,446     874,488   1,315,631
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   1,504,220    3,065,580     307,551     884,665     944,585   2,883,482
Net Assets
  Beginning of Period.....................   9,989,564    6,923,984   2,893,842   2,009,177   7,446,827   4,563,345
                                           -----------  -----------  ----------  ----------  ----------  ----------
  End of Period........................... $11,493,784  $ 9,989,564  $3,201,393  $2,893,842  $8,391,412  $7,446,827
                                           ===========  ===========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................      88,303      145,060      23,767      43,824      42,605      76,522
  Shares Issued in Lieu of Cash
   Distributions..........................      11,195       14,935       3,639       2,932       8,530      12,811
  Shares Redeemed.........................     (45,260)     (98,040)    (17,980)    (34,484)    (22,301)    (38,832)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      54,238       61,955       9,426      12,272      28,834      50,501
                                           ===========  ===========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    22,493  $    14,563  $    5,288  $    3,099  $    9,420  $    3,169

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA Real Estate Securities Large Cap International
                                                U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                                ----------------------   -------------------------  ----------------------
                                                Six Months      Year     Six Months       Year      Six Months     Year
                                                   Ended       Ended        Ended        Ended         Ended      Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                   2014         2013        2014          2013         2014        2013
                                                -----------  ----------  -----------   ----------   ----------- ----------
                                                (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   16,466   $   46,722  $   96,350    $  103,396   $   56,790  $   68,706
  Capital Gain Distributions Received from
   Investment Securities.......................         --           --          --        15,455           --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    168,603      227,715      10,339        15,023        1,158     (15,210)
   Futures.....................................       (692)        (423)       (553)           --           --          --
   Foreign Currency Transactions...............         --           --          --            --         (372)       (394)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..     24,591    1,117,408     329,632       254,603       85,409     476,010
   Translation of Foreign Currency
    Denominated Amounts........................         --           --          --            --           45         154
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.................    208,968    1,391,422     435,768       388,477      143,030     529,266
                                                ----------   ----------  ----------    ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................    (13,984)     (46,915)    (95,869)     (102,731)     (38,435)    (70,787)
  Net Short-Term Gains:
   Institutional Class Shares..................    (12,783)          --          --            --           --          --
  Net Long-Term Gains:
   Institutional Class Shares..................   (200,738)    (176,365)         --            --           --          --
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Total Distributions........................   (227,505)    (223,280)    (95,869)     (102,731)     (38,435)    (70,787)
                                                ----------   ----------  ----------    ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    355,827      605,885     762,503     1,428,666      312,962     631,372
  Shares Issued in Lieu of Cash Distributions..    212,873      207,612      94,299        99,760       35,272      66,684
  Shares Redeemed..............................   (442,409)    (723,766)   (329,149)     (853,143)    (160,753)   (457,180)
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions........................    126,291       89,731     527,653       675,283      187,481     240,876
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Total Increase (Decrease) in Net Assets....    107,754    1,257,873     867,552       961,029      292,076     699,355
Net Assets
  Beginning of Period..........................  4,695,831    3,437,958   4,677,418     3,716,389    2,755,114   2,055,759
                                                ----------   ----------  ----------    ----------   ----------  ----------
  End of Period................................ $4,803,585   $4,695,831  $5,544,970    $4,677,418   $3,047,190  $2,755,114
                                                ==========   ==========  ==========    ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     17,986       36,865      28,072        51,717       14,050      31,421
  Shares Issued in Lieu of Cash Distributions..     11,188       14,570       3,624         3,726        1,593       3,350
  Shares Redeemed..............................    (22,393)     (43,945)    (12,177)      (30,873)      (7,223)    (22,837)
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.......................      6,781        7,490      19,519        24,570        8,420      11,934
                                                ==========   ==========  ==========    ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $    4,138   $    1,665  $   32,871    $   31,615   $   24,934  $    6,579

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $2 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               International Core Equity   International Small        Japanese Small
                                                       Portfolio            Company Portfolio       Company Portfolio
                                               ------------------------  -----------------------  ---------------------
                                               Six Months       Year     Six Months      Year     Six Months     Year
                                                  Ended        Ended        Ended       Ended        Ended      Ended
                                                April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                                  2014          2013        2014         2013        2014        2013
                                               -----------  -----------  ----------- -----------  ----------- ---------
                                               (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   177,992  $   218,030  $   89,705  $   180,481   $  3,178   $   6,101
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    (134,267)     (10,392)    168,729      262,518      4,029       5,783
   Futures....................................          --           --        (945)         (29)        --          --
   Foreign Currency Transactions..............          95       (2,185)        805       (2,035)       (75)       (468)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     579,099    1,736,462     392,809    1,540,906    (17,109)     94,197
   Futures....................................          --           --          --           30         --          --
   Translation of Foreign Currency
    Denominated Amounts.......................          69          312         104          438        (19)         26
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     622,988    1,942,227     651,207    1,982,309     (9,996)    105,639
                                               -----------  -----------  ----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (115,306)    (214,687)   (102,941)    (159,066)   (11,539)     (2,836)
  Net Short-Term Gains:
   Institutional Class Shares.................          --           --     (27,834)          --         --          --
  Net Long-Term Gains:
   Institutional Class Shares.................          --           --    (211,626)     (39,012)        --          --
                                               -----------  -----------  ----------  -----------   --------   ---------
    Total Distributions.......................    (115,306)    (214,687)   (342,401)    (198,078)   (11,539)     (2,836)
                                               -----------  -----------  ----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...............................   1,971,730    2,415,089     645,464    1,229,487     48,508     142,226
  Shares Issued in Lieu of Cash Distributions.     112,236      206,673     333,784      188,769     10,648       2,638
  Shares Redeemed.............................    (637,939)  (1,323,574)   (587,941)  (1,104,930)   (71,809)   (127,503)
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) from Capital
     Share Transactions.......................   1,446,027    1,298,188     391,307      313,326    (12,653)     17,361
                                               -----------  -----------  ----------  -----------   --------   ---------
    Total Increase (Decrease) in Net Assets...   1,953,709    3,025,728     700,113    2,097,557    (34,188)    120,164
Net Assets
  Beginning of Period.........................   9,508,466    6,482,738   8,520,717    6,423,160    414,132     293,968
                                               -----------  -----------  ----------  -----------   --------   ---------
  End of Period............................... $11,462,175  $ 9,508,466  $9,220,830  $ 8,520,717   $379,944   $ 414,132
                                               ===========  ===========  ==========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     155,035      213,883      33,274       72,452      2,633       8,814
  Shares Issued in Lieu of Cash Distributions.       8,913       18,646      18,190       11,691        579         173
  Shares Redeemed.............................     (50,305)    (117,963)    (30,311)     (65,368)    (3,862)     (7,179)
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     113,643      114,566      21,153       18,775       (650)      1,808
                                               ===========  ===========  ==========  ===========   ========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    90,015  $    27,329  $   13,847  $    27,396   $ (2,183)  $   6,178

----------
* Net of foreign capital gain taxes withheld of $65, $14, $175, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      Asia Pacific Small   United Kingdom Small   Continental Small
                                                       Company Portfolio    Company Portfolio     Company Portfolio
                                                     --------------------  -------------------  --------------------
                                                     Six Months    Year    Six Months    Year   Six Months    Year
                                                        Ended     Ended       Ended     Ended      Ended     Ended
                                                      April 30,  Oct. 31,   April 30,  Oct. 31,  April 30,  Oct. 31,
                                                        2014       2013       2014       2013      2014       2013
                                                     ----------- --------  ----------- -------- ----------- --------
                                                     (Unaudited)           (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................  $  5,181   $ 11,525    $   456   $   933   $  1,508   $  2,635
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................        (5)      (255)     1,243     2,545      3,328      2,298
   Futures..........................................        --         --         --        --        (53)        29
   Foreign Currency Transactions....................        31          9          3        --         50         (3)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.......    (3,622)    17,462      1,744     7,107     19,983     41,299
   Futures..........................................        --         --         --        --         --        (29)
   Translation of Foreign Currency Denominated
    Amounts.........................................        (1)        (1)         1        --          4          7
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     1,584     28,740      3,447    10,585     24,820     46,236
                                                      --------   --------    -------   -------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (12,860)    (7,603)      (510)     (953)      (343)    (2,834)
  Net Long-Term Gains:
   Institutional Class Shares.......................        --         --       (406)       --         --         --
                                                      --------   --------    -------   -------   --------   --------
     Total Distributions............................   (12,860)    (7,603)      (916)     (953)      (343)    (2,834)
                                                      --------   --------    -------   -------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    75,143     96,294      3,759     2,464      8,648     32,191
  Shares Issued in Lieu of Cash Distributions.......    12,189      7,183        700       729        281      2,141
  Shares Redeemed...................................   (10,249)   (31,639)    (4,932)   (7,045)    (9,977)   (13,244)
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    77,083     71,838       (473)   (3,852)    (1,048)    21,088
                                                      --------   --------    -------   -------   --------   --------
     Total Increase (Decrease) in Net Assets........    65,807     92,975      2,058     5,780     23,429     64,490
Net Assets
  Beginning of Period...............................   331,166    238,191     37,096    31,316    170,806    106,316
                                                      --------   --------    -------   -------   --------   --------
  End of Period.....................................  $396,973   $331,166    $39,154   $37,096   $194,235   $170,806
                                                      ========   ========    =======   =======   ========   ========
(1) Shares Issued and Redeemed:
Shares Issued.......................................     3,242      4,135         98        78        395      1,806
Shares Issued in Lieu of Cash Distributions.........       549        309         19        24         14        128
Shares Redeemed.....................................      (445)    (1,362)      (127)     (224)      (460)      (834)
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     3,346      3,082        (10)     (122)       (51)     1,100
                                                      ========   ========    =======   =======   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................  $ (1,261)  $  6,418    $    75   $   129   $  1,257   $     92

----------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $8 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               DFA International Real
                                                  Estate Securities    DFA Global Real Estate   DFA International Small
                                                      Portfolio         Securities Portfolio      Cap Value Portfolio
                                               ----------------------  ----------------------  ------------------------
                                               Six Months     Year     Six Months     Year     Six Months       Year
                                                  Ended      Ended        Ended      Ended        Ended        Ended
                                                April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                  2014        2013        2014        2013        2014          2013
                                               ----------- ----------  ----------- ----------  -----------  -----------
                                               (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   41,503  $   72,994  $   66,019  $   84,342  $   101,060  $   208,592
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................      3,938     (19,009)     (2,771)     (3,169)     165,817      179,935
   Futures....................................         --         888          --          --           --           --
   Foreign Currency Transactions..............        287        (860)         --          --          857       (2,311)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     69,723     105,321     102,401      60,459      776,696    2,722,774
   Translation of Foreign Currency
    Denominated Amounts.......................         63          18          --          --           79          666
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    115,514     159,352     165,649     141,632    1,044,509    3,109,656
                                               ----------  ----------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (106,263)   (181,848)    (72,036)    (84,341)    (110,870)    (198,381)
  Net Short-Term Gains:
   Institutional Class Shares.................         --          --          --          --      (38,805)          --
  Net Long-Term Gains:
   Institutional Class Shares.................         --          --          --          --     (127,501)    (117,102)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Total Distributions.......................   (106,263)   (181,848)    (72,036)    (84,341)    (277,176)    (315,483)
                                               ----------  ----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    473,955     842,458     498,786     932,289      984,843    1,644,691
  Shares Issued in Lieu of Cash Distributions.    105,300     180,122      70,668      82,056      254,292      292,218
  Shares Redeemed.............................   (175,093)   (372,815)   (187,957)   (304,476)    (807,775)  (1,848,793)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    404,162     649,765     381,497     709,869      431,360       88,116
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    413,413     627,269     475,110     767,160    1,198,693    2,882,289
Net Assets
  Beginning of Period.........................  2,158,977   1,531,708   2,082,707   1,315,547   11,148,899    8,266,610
                                               ----------  ----------  ----------  ----------  -----------  -----------
  End of Period............................... $2,572,390  $2,158,977  $2,557,817  $2,082,707  $12,347,592  $11,148,899
                                               ==========  ==========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     92,762     159,658      54,388      99,632       47,785       96,297
  Shares Issued in Lieu of Cash Distributions.     21,490      35,387       8,208       9,335       13,067       18,141
  Shares Redeemed.............................    (34,677)    (71,419)    (20,659)    (32,860)     (39,239)    (106,982)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     79,575     123,626      41,937      76,107       21,613        7,456
                                               ==========  ==========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $ (212,733) $ (147,973) $    5,607  $   11,624  $     5,646  $    14,704

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0, $0, $33 and $6, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              International Vector    World ex U.S. Value  World ex U.S. Targeted
                                                                Equity Portfolio           Portfolio          Value Portfolio
                                                             ----------------------  --------------------  ---------------------
                                                                                                                         Period
                                                             Six Months     Year     Six Months    Year    Six Months   Nov. 1,
                                                                Ended      Ended        Ended     Ended       Ended    2012(a) to
                                                              April 30,   Oct. 31,    April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                2014        2013        2014       2013       2014        2013
                                                             ----------- ----------  ----------- --------  ----------- ----------
                                                             (Unaudited)             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $   16,576  $   18,816   $  2,484   $  2,186   $    915    $ 1,009
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................         --          --        157         64        983        191
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      4,258       8,277        702      3,077       (173)       947
   Futures..................................................         --          --         --        (12)        --          1
   Foreign Currency Transactions............................        (82)        (71)        (1)       (14)        (2)        (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     57,502     172,846        969     13,382      5,265     11,646
   Futures..................................................         --          --          1         (1)        --         --
   Translation of Foreign Currency Denominated
    Amounts.................................................         (2)         46          1        (15)        --         --
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     78,252     199,914      4,313     18,667      6,988     13,791
                                                             ----------  ----------   --------   --------   --------    -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................     (9,166)    (17,456)    (1,871)    (2,334)    (1,042)      (993)
  Net Short-Term Gains:
   Institutional Class Shares...............................       (571)         --         --         --        (48)        --
  Net Long-Term Gains:
   Institutional Class Shares...............................     (7,322)     (2,044)        --         --     (1,147)        --
                                                             ----------  ----------   --------   --------   --------    -------
    Total Distributions.....................................    (17,059)    (19,500)    (1,871)    (2,334)    (2,237)      (993)
                                                             ----------  ----------   --------   --------   --------    -------
Capital Share Transactions (1):
  Shares Issued.............................................    189,011     419,905      4,943     53,066     48,578     87,917
  Shares Issued in Lieu of Cash Distributions...............     16,870      18,898      1,867      2,232      2,238        993
  Shares Redeemed...........................................    (61,399)    (89,842)    (7,767)   (11,241)    (7,420)    (5,698)
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    144,482     348,961       (957)    44,057     43,396     83,212
                                                             ----------  ----------   --------   --------   --------    -------
    Total Increase (Decrease) in Net Assets.................    205,675     529,375      1,485     60,390     48,147     96,010
Net Assets
  Beginning of Period.......................................  1,090,774     561,399    117,587     57,197     96,010         --
                                                             ----------  ----------   --------   --------   --------    -------
  End of Period............................................. $1,296,449  $1,090,774   $119,072   $117,587   $144,157    $96,010
                                                             ==========  ==========   ========   ========   ========    =======
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     15,897      39,490        416      4,923      3,922      8,136
  Shares Issued in Lieu of Cash Distributions...............      1,467       1,856        159        209        189         90
  Shares Redeemed...........................................     (5,173)     (8,665)      (661)    (1,036)      (608)      (522)
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     12,191      32,681        (86)     4,096      3,503      7,704
                                                             ==========  ==========   ========   ========   ========    =======
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................... $    9,896  $    2,486   $    800   $    187   $   (112)   $    15

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $8, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 World ex U.S.
                                                                  Core Equity        Selectively Hedged
                                                                   Portfolio        Global Equity Portfolio
                                                             ---------------------  ----------------------
                                                                           Period
                                                             Six Months   April 9,  Six Months      Year
                                                                Ended    2013(a) to    Ended       Ended
                                                              April 30,   Oct. 31,   April 30,    Oct. 31,
                                                                2014        2013       2014         2013
                                                             ----------- ---------- -----------   --------
                                                             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..............................  $  1,473    $  1,160   $    683     $ 1,317
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................        --          --        342         115
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      (104)        (30)     1,409         (81)
   Futures..................................................        --          --        341         545
   Foreign Currency Transactions............................        --          --         90         237
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     7,644      11,720      2,158      12,814
   Futures..................................................        --          --       (121)        150
   Translation of Foreign Currency Denominated Amounts......        --          --        (33)        121
                                                              --------    --------   --------     -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     9,013      12,850      4,869      15,218
                                                              --------    --------   --------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (1,487)     (1,171)    (1,858)       (330)
  Net Short-Term Gains:
   Institutional Class Shares...............................       (64)         --       (281)        (43)
  Net Long-Term Gains:
   Institutional Class Shares...............................        --          --       (539)        (56)
                                                              --------    --------   --------     -------
    Total Distributions.....................................    (1,551)     (1,171)    (2,678)       (429)
                                                              --------    --------   --------     -------
Capital Share Transactions (1):
  Shares Issued.............................................    90,848     125,005     33,064      43,832
  Shares Issued in Lieu of Cash Distributions...............     1,548       1,169      2,678         429
  Shares Redeemed...........................................   (14,928)     (8,133)   (18,921)     (2,652)
                                                              --------    --------   --------     -------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    77,468     118,041     16,821      41,609
                                                              --------    --------   --------     -------
    Total Increase (Decrease) in Net Assets.................    84,930     129,720     19,012      56,398
Net Assets
  Beginning of Period.......................................   129,720          --     91,348      34,950
                                                              --------    --------   --------     -------
  End of Period.............................................  $214,650    $129,720   $110,360     $91,348
                                                              ========    ========   ========     =======
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     8,523      12,721      2,427       3,666
  Shares Issued in Lieu of Cash Distributions...............       146         117        205          39
  Shares Redeemed...........................................    (1,395)       (790)    (1,397)       (217)
                                                              --------    --------   --------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     7,274      12,048      1,235       3,488
                                                              ========    ========   ========     =======
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................  $    (15)   $     (1)  $    215     $ 1,390

                                                                Emerging Markets
                                                                    Portfolio
                                                             ----------------------

                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2014        2013
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $   24,710  $   61,645
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................    (19,190)     22,235
   Futures..................................................         --          --
   Foreign Currency Transactions............................        (53)       (124)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    (77,616)    143,306
   Futures..................................................         --          --
   Translation of Foreign Currency Denominated Amounts......         28          (6)
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    (72,121)    227,056
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (21,495)    (59,866)
  Net Short-Term Gains:
   Institutional Class Shares...............................         --          --
  Net Long-Term Gains:
   Institutional Class Shares...............................    (21,358)    (30,527)
                                                             ----------  ----------
    Total Distributions.....................................    (42,853)    (90,393)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................................    630,227   1,304,374
  Shares Issued in Lieu of Cash Distributions...............     40,365      84,860
  Shares Redeemed...........................................   (333,914)   (667,334)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    336,678     721,900
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    221,704     858,563
Net Assets
  Beginning of Period.......................................  3,655,740   2,797,177
                                                             ----------  ----------
  End of Period............................................. $3,877,444  $3,655,740
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     24,959      50,466
  Shares Issued in Lieu of Cash Distributions...............      1,580       3,233
  Shares Redeemed...........................................    (13,207)    (25,465)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     13,332      28,234
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................... $   10,070  $    6,864

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                         Emerging Markets Small   Emerging Markets Value
                                                              Cap Portfolio              Portfolio
                                                         ----------------------  ------------------------
                                                         Six Months     Year     Six Months       Year
                                                            Ended      Ended        Ended        Ended
                                                          April 30,   Oct. 31,    April 30,     Oct. 31,
                                                            2014        2013        2014          2013
                                                         ----------- ----------  -----------  -----------
                                                         (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................... $   29,035  $   69,684  $   137,479  $   342,372
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................     43,554      64,325     (354,332)     296,735
   Futures..............................................         --         452           --           --
   Foreign Currency Transactions........................        (82)     (1,227)      (2,053)      (2,807)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........      9,405     146,169     (440,131)     717,140
   Futures..............................................         (4)          4           --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................         94         (42)         100            7
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     82,002     279,365     (658,937)   1,353,447
                                                         ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................         --          --         (833)      (1,837)
   Institutional Class Shares...........................    (36,498)    (67,721)    (164,213)    (355,664)
  Net Short-Term Gains:
   Class R2 Shares......................................         --          --          (62)          --
   Institutional Class Shares...........................         --      (3,428)     (11,122)          --
  Net Long-Term Gains:
   Class R2 Shares......................................         --          --       (1,472)      (2,090)
   Institutional Class Shares...........................    (63,095)    (92,100)    (262,348)    (342,441)
                                                         ----------  ----------  -----------  -----------
    Total Distributions.................................    (99,593)   (163,249)    (440,050)    (702,032)
                                                         ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................    442,550   1,458,450    1,914,815    4,240,153
  Shares Issued in Lieu of Cash Distributions...........     92,750     142,712      419,285      656,583
  Shares Redeemed.......................................   (241,422)   (583,088)  (1,630,414)  (2,967,974)
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    293,878   1,018,074      703,686    1,928,762
                                                         ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.............    276,287   1,134,190     (395,301)   2,580,177
Net Assets
  Beginning of Period...................................  4,041,863   2,907,673   19,268,907   16,688,730
                                                         ----------  ----------  -----------  -----------
  End of Period......................................... $4,318,150  $4,041,863  $18,873,606  $19,268,907
                                                         ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     21,892      69,669       70,732      148,957
  Shares Issued in Lieu of Cash Distributions...........      4,651       6,956       15,454       22,991
  Shares Redeemed.......................................    (12,083)    (28,076)     (60,445)    (105,179)
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................     14,460      48,549       25,741       66,769
                                                         ==========  ==========  ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................... $      877  $    8,340  $   (12,750) $    14,739

                                                           Emerging Markets Core
                                                             Equity Portfolio
                                                         ------------------------
                                                         Six Months       Year
                                                            Ended        Ended
                                                          April 30,     Oct. 31,
                                                            2014          2013
                                                         -----------  -----------
                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................... $    88,556  $   211,992
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................     (64,782)      (9,977)
   Futures..............................................          --           --
   Foreign Currency Transactions........................        (735)      (2,207)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    (139,793)     581,086
   Futures..............................................          --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................          54          (79)
                                                         -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................    (116,700)     780,815
                                                         -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................     (81,635)    (205,400)
  Net Short-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
  Net Long-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
                                                         -----------  -----------
    Total Distributions.................................     (81,635)    (205,400)
                                                         -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   2,631,076    5,406,041
  Shares Issued in Lieu of Cash Distributions...........      74,799      187,871
  Shares Redeemed.......................................  (1,267,214)  (1,743,072)
                                                         -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................   1,438,661    3,850,840
                                                         -----------  -----------
    Total Increase (Decrease) in Net Assets.............   1,240,326    4,426,255
Net Assets
  Beginning of Period...................................  13,020,962    8,594,707
                                                         -----------  -----------
  End of Period......................................... $14,261,288  $13,020,962
                                                         ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     138,032      276,461
  Shares Issued in Lieu of Cash Distributions...........       3,886        9,689
  Shares Redeemed.......................................     (66,650)     (90,412)
                                                         -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................      75,268      195,738
                                                         ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................... $    38,276  $    31,355

----------
* Net of foreign capital gain taxes withheld of $0, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)



                                                                           Enhanced U.S. Large Company Portfolio
                                                             --------------------------------------------------------------

                                                             Six Months      Year      Year      Year      Year       Year
                                                                Ended       Ended     Ended     Ended     Ended      Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                2014         2013      2012      2011      2010       2009
-------------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  11.70     $   9.29  $   8.15  $   7.53  $   6.48  $   6.47
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.04         0.07      0.07      0.07      0.07      0.05
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.94         2.42      1.20      0.56      1.05      0.61
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.98         2.49      1.27      0.63      1.12      0.66
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.04)       (0.08)    (0.13)    (0.01)    (0.07)    (0.59)
 Net Realized Gains.........................................        --           --        --        --        --     (0.06)
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (0.04)       (0.08)    (0.13)    (0.01)    (0.07)    (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.64     $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      8.35%(D)    26.99%    15.84%     8.41%    17.40%    12.23%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $199,110     $212,840  $190,011  $171,128  $157,730  $165,231
Ratio of Expenses to Average Net Assets.....................      0.23%(E)     0.24%     0.25%     0.26%     0.26%     0.29%**
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................      0.23%(E)     0.24%     0.25%     0.26%     0.26%     0.29%**
Ratio of Net Investment Income to Average Net Assets........      0.60%(E)     0.63%     0.80%     0.86%     0.98%     0.86%
Portfolio Turnover Rate.....................................        86%(D)      139%       76%      140%       78%       46%*
-------------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Large Cap Equity
                                                                       Portfolio
                                                             -----------------------
                                                                               Period
                                                             Six Months       June 25,
                                                                Ended        2013(a) to
                                                              April 30,       Oct. 31,
                                                                2014            2013
-------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  11.07      $  10.00
                                                              --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10          0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.83          1.04
                                                              --------      --------
   Total from Investment Operations.........................      0.93          1.10
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.09)        (0.03)
 Net Realized Gains.........................................        --            --
                                                              --------      --------
   Total Distributions......................................     (0.09)        (0.03)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  11.91      $  11.07
===========================================================  ===========   ==========
Total Return................................................      8.51%(D)     11.01%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $197,479      $135,407
Ratio of Expenses to Average Net Assets.....................      0.19%(E)      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................      0.21%(E)      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.77%(E)      1.58%(C)(E)
Portfolio Turnover Rate.....................................         0%(D)         0%(D)
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Cap Value Portfolio
                                                             ----------------------------------------------------------------
                                                               Six Months        Year        Year        Year        Year
                                                                  Ended         Ended       Ended       Ended       Ended
                                                                April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2014           2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     29.72     $     22.34  $    19.29  $    18.58  $    15.81
                                                             -----------     -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.26            0.47        0.41        0.33        0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        2.51            7.38        3.04        0.70        2.76
                                                             -----------     -----------  ----------  ----------  ----------
   Total from Investment Operations.........................        2.77            7.85        3.45        1.03        3.09
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.26)          (0.47)      (0.40)      (0.32)      (0.32)
 Net Realized Gains.........................................          --              --          --          --          --
                                                             -----------     -----------  ----------  ----------  ----------
   Total Distributions......................................       (0.26)          (0.47)      (0.40)      (0.32)      (0.32)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     32.23     $     29.72  $    22.34  $    19.29  $    18.58
===========================================================  ===========     ===========  ==========  ==========  ==========
Total Return................................................        9.35%(D)       35.52%      18.14%       5.53%      19.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $13,617,947     $11,963,072  $8,334,585  $7,340,344  $6,921,036
Ratio of Expenses to Average Net Assets (B).................        0.27%(E)        0.27%       0.27%       0.28%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly) (B)..................        0.27%(E)        0.27%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to Average Net Assets........        1.66%(E)        1.82%       1.99%       1.63%       1.86%
------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    14.58
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.28
                                                             ----------
   Total from Investment Operations.........................       1.59
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.34)
 Net Realized Gains.........................................      (0.02)
                                                             ----------
   Total Distributions......................................      (0.36)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    15.81
===========================================================  ==========
Total Return................................................      11.76%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,863,652
Ratio of Expenses to Average Net Assets (B).................       0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly) (B)..................       0.30%
Ratio of Net Investment Income to Average Net Assets........       2.26%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 22.63      $17.28  $ 15.32  $ 14.75  $ 11.73  $ 10.92
                                                                -------      ------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.08        0.27     0.15     0.10     0.07     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).      1.52        6.28     2.06     0.60     3.07     0.87
                                                                -------      ------  -------  -------  -------  -------
   Total from Investment Operations..........................      1.60        6.55     2.21     0.70     3.14     0.99
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.06)      (0.22)   (0.13)   (0.10)   (0.12)   (0.18)
  Net Realized Gains.........................................     (1.32)      (0.98)   (0.12)   (0.03)      --       --
                                                                -------      ------  -------  -------  -------  -------
   Total Distributions.......................................     (1.38)      (1.20)   (0.25)   (0.13)   (0.12)   (0.18)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.85      $22.63  $ 17.28  $ 15.32  $ 14.75  $ 11.73
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      7.45%(D)   40.39%   14.67%    4.69%   26.93%    9.36%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $12,061      $9,470  $49,423  $45,132  $41,316  $31,393
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.48%    0.48%    0.49%    0.52%
Ratio of Net Investment Income to Average Net Assets.........      0.74%(E)    1.42%    0.93%    0.61%    0.59%    1.12%
Portfolio Turnover Rate......................................         5%(D)      16%      20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 22.57     $ 17.26  $ 15.31  $ 14.76   $11.74   $10.91
                                                                -------     -------  -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.06        0.19     0.13     0.07     0.05     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).      1.52        6.31     2.05     0.60     3.07     0.88
                                                                -------     -------  -------  -------   ------   ------
   Total from Investment Operations..........................      1.58        6.50     2.18     0.67     3.12     0.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.05)      (0.21)   (0.11)   (0.09)   (0.10)   (0.15)
  Net Realized Gains.........................................     (1.32)      (0.98)   (0.12)   (0.03)      --       --
                                                                -------     -------  -------  -------   ------   ------
   Total Distributions.......................................     (1.37)      (1.19)   (0.23)   (0.12)   (0.10)   (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.78     $ 22.57  $ 17.26  $ 15.31   $14.76   $11.74
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      7.35%(D)   40.10%   14.46%    4.50%   26.66%    9.23%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $77,227     $23,305  $12,754  $10,918   $5,967   $2,930
Ratio of Expenses to Average Net Assets......................      0.62%(E)    0.62%    0.63%    0.63%    0.64%    0.67%
Ratio of Net Investment Income to Average Net Assets.........      0.54%(E)    0.95%    0.78%    0.42%    0.44%    0.91%
Portfolio Turnover Rate......................................         5%(D)      16%      20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            U.S. Targeted Value Portfolio-Institutional Class Shares
                                                   -------------------------------------------------------------------------
                                                    Six Months       Year        Year        Year        Year        Year
                                                       Ended        Ended       Ended       Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                       2014          2013        2012        2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    22.60     $    17.28  $    15.32  $    14.76  $    11.70  $    10.84
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.10           0.24        0.17        0.12        0.09        0.12
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.52           6.31        2.06        0.59        3.06        0.88
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       1.62           6.55        2.23        0.71        3.15        1.00
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.07)         (0.25)      (0.15)      (0.12)      (0.09)      (0.14)
 Net Realized Gains...............................      (1.32)         (0.98)      (0.12)      (0.03)         --          --
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (1.39)         (1.23)      (0.27)      (0.15)      (0.09)      (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    22.83     $    22.60  $    17.28  $    15.32  $    14.76  $    11.70
=================================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return......................................       7.55%(D)      40.40%      14.78%       4.76%      27.02%       9.47%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,879,317     $4,180,974  $2,989,632  $2,487,929  $2,223,982  $1,449,437
Ratio of Expenses to Average Net Assets...........       0.37%(E)       0.37%       0.38%       0.38%       0.38%       0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.85%(E)       1.25%       1.03%       0.71%       0.69%       1.19%
Portfolio Turnover Rate...........................          5%(D)         16%         20%         23%         20%         17%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     U.S. Small Cap Value Portfolio
                                                              ---------------------------------------------------------------
                                                                Six Months       Year        Year        Year        Year
                                                                   Ended        Ended       Ended       Ended       Ended
                                                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2014          2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period......................... $     34.48     $    26.57  $    23.50  $    22.49  $    17.69
                                                              -----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.11           0.39        0.20        0.16        0.09
  Net Gains (Losses) on Securities (Realized and Unrealized).        2.27           9.41        3.38        1.00        4.79
                                                              -----------     ----------  ----------  ----------  ----------
   Total from Investment Operations..........................        2.38           9.80        3.58        1.16        4.88
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.11)         (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.........................................       (1.60)         (1.52)      (0.33)         --          --
                                                              -----------     ----------  ----------  ----------  ----------
   Total Distributions.......................................       (1.71)         (1.89)      (0.51)      (0.15)      (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     35.15     $    34.48  $    26.57  $    23.50  $    22.49
============================================================= ===========     ==========  ==========  ==========  ==========
Total Return.................................................        7.14%(D)      39.35%      15.60%       5.13%      27.69%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $10,912,856     $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to Average Net Assets......................        0.52%(E)       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.62%(E)       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate......................................           4%(D)         14%         15%         14%         19%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2009
---------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    16.32
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.54
                                                              ----------
   Total from Investment Operations..........................       1.58
---------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.21)
  Net Realized Gains.........................................         --
                                                              ----------
   Total Distributions.......................................      (0.21)
---------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    17.69
============================================================= ==========
Total Return.................................................       9.97%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $5,669,659
Ratio of Expenses to Average Net Assets......................       0.54%++
Ratio of Net Investment Income to Average Net Assets.........       0.27%
Portfolio Turnover Rate......................................         21%+
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                             U.S. Core Equity 1 Portfolio
                                      -------------------------------------------------------------------------  ---------------
                                       Six Months       Year        Year        Year        Year        Year       Six Months
                                          Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                          2014          2013        2012        2011        2010        2009          2014
---------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of Period. $    15.74     $    12.11  $    10.78  $    10.18  $     8.54  $     7.81  $     15.62
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.13           0.25        0.21        0.17        0.15        0.15         0.13
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       1.11           3.62        1.32        0.59        1.61        0.73         1.09
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations.......................       1.24           3.87        1.53        0.76        1.76        0.88         1.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.12)         (0.24)      (0.20)      (0.16)      (0.12)      (0.15)       (0.11)
 Net Realized Gains..................      (0.07)            --          --          --          --          --        (0.16)
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............      (0.19)         (0.24)      (0.20)      (0.16)      (0.12)      (0.15)       (0.27)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    16.79     $    15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     16.57
===================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return.........................       7.97%(D)      32.32%      14.29%       7.47%      20.80%      11.64%        7.93%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $9,088,173     $7,566,179  $4,876,973  $3,731,411  $2,897,409  $1,989,583  $11,493,784
Ratio of Expenses to Average Net
 Assets..............................       0.19%(E)       0.19%       0.19%       0.20%       0.20%       0.22%        0.21%(E)
Ratio of Net Investment Income to
 Average Net Assets..................       1.60%(E)       1.79%       1.79%       1.49%       1.53%       2.02%        1.56%(E)
Portfolio Turnover Rate..............          1%(D)          1%          3%          5%          4%          7%           1%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                              U.S. Core Equity 2 Portfolio
                                      -----------------------------------------------------------
                                         Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period. $    11.99  $    10.61  $    10.06  $     8.39  $     7.73
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.24        0.20        0.16        0.14        0.14
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       3.73        1.36        0.54        1.64        0.66
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.......................       3.97        1.56        0.70        1.78        0.80
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.24)      (0.18)      (0.15)      (0.11)      (0.14)
 Net Realized Gains..................      (0.10)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.34)      (0.18)      (0.15)      (0.11)      (0.14)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    15.62  $    11.99  $    10.61  $    10.06  $     8.39
===================================== ==========  ==========  ==========  ==========  ==========
Total Return.........................      33.66%      14.81%       6.98%      21.41%      10.66%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $9,989,564  $6,923,984  $5,819,906  $4,990,367  $3,804,325
Ratio of Expenses to Average Net
 Assets..............................       0.22%       0.22%       0.22%       0.23%       0.24%
Ratio of Net Investment Income to
 Average Net Assets..................       1.74%       1.74%       1.42%       1.47%       1.89%
Portfolio Turnover Rate..............          3%          5%          9%          7%          4%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Vector Equity Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014          2013        2012        2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    15.62     $    11.61  $    10.28  $     9.82  $     8.03
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.10           0.20        0.16        0.12        0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.03           4.03        1.32        0.46        1.79
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       1.13           4.23        1.48        0.58        1.89
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.09)         (0.20)      (0.15)      (0.12)      (0.10)
 Net Realized Gains.........................................      (0.22)         (0.02)         --          --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.31)         (0.22)      (0.15)      (0.12)      (0.10)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.44     $    15.62  $    11.61  $    10.28  $     9.82
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       7.31%(D)      36.80%      14.55%       5.86%      23.65%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,201,393     $2,893,842  $2,009,177  $1,851,895  $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.32%(E)       0.32%       0.32%       0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.32%(E)       0.32%       0.32%       0.33%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.25%(E)       1.50%       1.45%       1.11%       1.13%
Portfolio Turnover Rate.....................................          2%(D)          3%          9%         10%         11%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     7.48
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.57
                                                             ----------
   Total from Investment Operations.........................       0.68
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.13)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.13)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     8.03
===========================================================  ==========
Total Return................................................       9.47%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,178,114
Ratio of Expenses to Average Net Assets.....................       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.35%
Ratio of Net Investment Income to Average Net Assets........       1.60%
Portfolio Turnover Rate.....................................         11%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             U.S. Small Cap Portfolio
                                   -------------------------------------------------------------------------    --------------
                                    Six Months       Year        Year        Year        Year         Year       Six Months
                                       Ended        Ended       Ended       Ended       Ended        Ended          Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,      April 30,
                                       2014          2013        2012        2011        2010         2009          2014
-------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)                                                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    30.03     $    23.11  $    20.55  $    19.06  $    14.89  $    13.35    $    19.64
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).       0.13           0.35        0.25        0.18        0.13        0.06          0.07
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       1.20           8.13        2.53        1.49        4.17        1.65          0.78
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
   Total from Investment
    Operations....................       1.33           8.48        2.78        1.67        4.30        1.71          0.85
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.11)         (0.36)      (0.22)      (0.18)      (0.13)      (0.17)        (0.06)
 Net Realized Gains...............      (0.94)         (1.20)         --          --          --          --         (0.90)
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
   Total Distributions............      (1.05)         (1.56)      (0.22)      (0.18)      (0.13)      (0.17)        (0.96)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.31     $    30.03  $    23.11  $    20.55  $    19.06  $    14.89    $    19.53
================================== ===========    ==========  ==========  ==========  ==========  ==========    ===========
Total Return......................       4.54%(D)      39.03%      13.61%       8.76%      28.99%      13.08%         4.46%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $8,391,412     $7,446,827  $4,563,345  $3,770,323  $3,391,457  $2,522,001    $4,803,585
Ratio of Expenses to Average Net
 Assets...........................       0.37%(E)       0.37%       0.37%       0.37%       0.37%       0.40%**       0.52%(E)
Ratio of Net Investment Income to
 Average Net Assets...............       0.88%(E)       1.33%       1.14%       0.84%       0.76%       0.50%         0.69%(E)
Portfolio Turnover Rate...........          4%(D)         10%         16%         23%         19%         17%*           6%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                               U.S. Micro Cap Portfolio
                                   -----------------------------------------------------------
                                      Year        Year        Year        Year         Year
                                     Ended       Ended       Ended       Ended        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                      2013        2012        2011        2010         2009
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    14.84  $    13.24  $    12.25  $     9.57  $     9.19
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).       0.19        0.14        0.09        0.06        0.03
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       5.57        1.59        0.99        2.68        0.54
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       5.76        1.73        1.08        2.74        0.57
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.20)      (0.13)      (0.09)      (0.06)      (0.19)
 Net Realized Gains...............      (0.76)         --          --          --          --
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (0.96)      (0.13)      (0.09)      (0.06)      (0.19)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................      41.34%      13.13%       8.85%      28.77%       6.61%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,695,831  $3,437,958  $3,257,719  $3,178,286  $2,818,365
Ratio of Expenses to Average Net
 Assets...........................       0.52%       0.52%       0.52%       0.52%       0.54%**
Ratio of Net Investment Income to
 Average Net Assets...............       1.16%       0.99%       0.69%       0.58%       0.38%
Portfolio Turnover Rate...........         11%         15%         14%          9%         12%*
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012        2011        2010        2009         2014
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    27.77     $    25.83  $    23.25  $    21.24  $    15.29  $    16.16  $    22.20
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.54           0.67        0.57        0.40        0.58        0.58        0.44
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.74           1.95        2.74        1.93        5.92       (0.62)       0.65
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       2.28           2.62        3.31        2.33        6.50       (0.04)       1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.55)         (0.68)      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.55)         (0.68)      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    29.50     $    27.77  $    25.83  $    23.25  $    21.24  $    15.29  $    22.99
==================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       8.49%(D)      10.28%      14.45%      11.09%      43.21%       0.98%       4.97%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,544,970     $4,677,418  $3,716,389  $3,098,647  $2,689,552  $2,018,559  $3,047,190
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.22%       0.32%       0.33%       0.36%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.19%(E)       0.19%       0.23%       0.32%       0.33%       0.36%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       3.96%(E)       2.42%       2.29%       1.76%       3.13%       4.54%       4.00%(E)
Portfolio Turnover Rate.............          0%(D)          1%          0%          3%          2%          2%          3%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                        Year        Year         Year        Year        Year
                                       Ended       Ended        Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    18.33  $    17.91  $    19.42   $    18.02  $    14.81
                                     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.58        0.60        0.63         0.48        0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.90        0.40       (1.53)        1.43        3.16
                                     ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       4.48        1.00       (0.90)        1.91        3.64
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
                                     ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.20  $    18.33  $    17.91   $    19.42  $    18.02
==================================== ==========  ==========  ==========   ==========  ==========
Total Return........................      24.85%       5.89%      (4.86)%      10.99%      25.20%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,755,114  $2,055,759  $1,704,149   $1,616,686  $1,364,351
Ratio of Expenses to Average Net
 Assets.............................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Net Investment Income to
 Average Net Assets.................       2.90%       3.38%       3.19%        2.65%       3.14%
Portfolio Turnover Rate.............          5%          4%          3%           7%         12%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 International Core Equity Portfolio
                                                             ----------------------------------------------------------------
                                                               Six Months       Year        Year         Year        Year
                                                                  Ended        Ended       Ended        Ended       Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014          2013        2012         2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     12.57     $    10.10  $     9.89  $    10.78   $     9.79
                                                             -----------     ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.22           0.31        0.31        0.33         0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.52           2.47        0.20       (0.89)        0.96
                                                             -----------     ----------  ----------  ----------   ----------
   Total from Investment Operations.........................        0.74           2.78        0.51       (0.56)        1.19
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.14)         (0.31)      (0.30)      (0.33)       (0.20)
                                                             -----------     ----------  ----------  ----------   ----------
   Total Distributions......................................       (0.14)         (0.31)      (0.30)      (0.33)       (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     13.17     $    12.57  $    10.10  $     9.89   $    10.78
===========================================================  ===========     ==========  ==========  ==========   ==========
Total Return................................................        5.97%(D)      27.98%       5.49%      (5.49)%      12.48%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $11,462,175     $9,508,466  $6,482,738  $5,395,884   $4,866,989
Ratio of Expenses to Average Net Assets.....................        0.38%(E)       0.39%       0.40%       0.40%        0.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.38%(E)       0.39%       0.40%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets........        3.47%(E)       2.80%       3.18%       2.96%        2.31%
Portfolio Turnover Rate.....................................           4%(D)          3%          5%          3%           2%
------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     7.46
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.32
                                                             ----------
   Total from Investment Operations.........................       2.55
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.22)
                                                             ----------
   Total Distributions......................................      (0.22)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.79
===========================================================  ==========
Total Return................................................      34.81%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,699,842
Ratio of Expenses to Average Net Assets.....................       0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.41%
Ratio of Net Investment Income to Average Net Assets........       2.84%
Portfolio Turnover Rate.....................................          5%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                        International Small Company Portfolio
                                     --------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year         Year        Year        Year      Six Months
                                         Ended        Ended       Ended        Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012         2011        2010        2009         2014
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    19.40     $    15.28  $    15.21  $    16.14   $    13.99  $    10.07   $  19.33
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.20           0.42        0.38        0.40         0.28        0.28       0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.20           4.16        0.39       (0.83)        2.13        3.91      (0.64)
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
   Total from Investment
    Operations......................       1.40           4.58        0.77       (0.43)        2.41        4.19      (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.23)         (0.37)      (0.42)      (0.50)       (0.26)      (0.27)     (0.55)
  Net Realized Gains................      (0.54)         (0.09)      (0.28)         --           --          --         --
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
   Total Distributions..............      (0.77)         (0.46)      (0.70)      (0.50)       (0.26)      (0.27)     (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.03     $    19.40  $    15.28  $    15.21   $    16.14  $    13.99   $  18.29
===================================  ===========    ==========  ==========  ==========   ==========  ==========  ===========
Total Return........................       7.61%(D)      30.66%       5.63%      (2.92)%      17.61%      42.34%     (2.58)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $9,220,830     $8,520,717  $6,423,160  $5,834,015   $5,511,594  $4,269,864   $379,944
Ratio of Expenses to Average Net
 Assets (B).........................       0.53%(E)       0.54%       0.56%       0.55%        0.56%       0.57%      0.55%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (B)..........................       0.53%(E)       0.54%       0.56%       0.55%        0.56%       0.57%      0.55%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       2.04%(E)       2.47%       2.58%       2.37%        1.94%       2.48%      1.63%(E)
--------------------------------------------------------------------------------------------------------------------------------

                                       Japanese Small Company Portfolio
                                     -------------------------------------------------
                                       Year      Year      Year      Year      Year
                                      Ended     Ended     Ended     Ended     Ended
                                     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                       2013      2012      2011      2010      2009
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $  14.99  $  15.24  $  14.13  $  14.32  $  11.97
                                     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..     0.26      0.29      0.27      0.22      0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........     4.21     (0.26)     1.08     (0.18)     2.39
                                     --------  --------  --------  --------  --------
   Total from Investment
    Operations......................     4.47      0.03      1.35      0.04      2.61
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
  Net Realized Gains................       --        --        --        --        --
                                     --------  --------  --------  --------  --------
   Total Distributions..............    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
===================================  ========  ========  ========  ========  ========
Total Return........................    30.06%     0.20%     9.57%     0.33%    22.08%
--------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $414,132  $293,968  $163,120  $114,933  $114,058
Ratio of Expenses to Average Net
 Assets (B).........................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (B)..........................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Net Investment Income to
 Average Net Assets.................     1.51%     1.88%     1.74%     1.52%     1.68%
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Asia Pacific Small Company Portfolio
                                                      ----------------------------------------------------------------
                                                       Six Months      Year      Year       Year      Year      Year
                                                          Ended       Ended     Ended      Ended     Ended     Ended
                                                        April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                          2014         2013      2012       2011      2010      2009
------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Net Asset Value, Beginning of Period.................  $  24.82      $  23.22  $  23.04  $  25.64   $  20.59  $  11.67
                                                       --------      --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.34          1.01      0.87      0.85       0.69      0.50
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................     (0.41)         1.37      0.58     (2.16)      4.99      8.95
                                                       --------      --------  --------  --------   --------
   Total from Investment Operations..................     (0.07)         2.38      1.45     (1.31)      5.68      9.45
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.96)        (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
  Net Realized Gains.................................        --            --        --        --         --        --
                                                       --------      --------  --------  --------   --------  --------
   Total Distributions...............................     (0.96)        (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................  $  23.79      $  24.82  $  23.22  $  23.04   $  25.64  $  20.59
===================================================== ===========    ========  ========  ========   ========  ========
Total Return.........................................     (0.01)%(D)    10.46%     7.09%    (5.59)%    28.36%    84.11%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................  $396,973      $331,166  $238,191  $139,262   $131,511  $101,853
Ratio of Expenses to Average Net Assets (B)..........      0.55%(E)      0.57%     0.59%     0.60%      0.63%     0.65%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumptions of Expenses and/or
 Recovery of Previously Waived Fees) (B).............      0.55%(E)      0.57%     0.59%     0.60%      0.61%     0.65%
Ratio of Net Investment Income to Average Net Assets.      2.93%(E)      4.26%     3.91%     3.34%      3.14%     3.53%
------------------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                                      ----------------------------------------------------------
                                                      Six Months      Year     Year     Year      Year     Year
                                                         Ended       Ended    Ended    Ended     Ended    Ended
                                                       April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                         2014         2013     2012     2011      2010     2009
-----------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 36.96     $ 27.81  $ 23.44  $ 24.24   $ 19.83  $ 14.27
                                                        -------     -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.45        0.88     0.69     0.82      0.50     0.55
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      2.90        9.17     4.47    (0.85)     4.41     5.44
                                                        -------     -------  -------  -------   -------  -------
   Total from Investment Operations..................      3.35       10.05     5.16    (0.03)     4.91     5.99
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.51)      (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
  Net Realized Gains.................................     (0.41)         --       --       --        --       --
                                                        -------     -------  -------  -------   -------  -------
   Total Distributions...............................     (0.92)      (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 39.39     $ 36.96  $ 27.81  $ 23.44   $ 24.24  $ 19.83
===================================================== ===========   ======== ======== ========  ======== ========
Total Return.........................................      9.27%(D)   36.81%   22.82%   (0.28)%   25.37%   42.81%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $39,154     $37,096  $31,316  $33,869   $33,751  $27,863
Ratio of Expenses to Average Net Assets (B)..........      0.59%(E)    0.59%    0.60%    0.60%     0.60%    0.61%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumptions of Expenses and/or
 Recovery of Previously Waived Fees) (B).............      0.61%(E)    0.63%    0.63%    0.62%     0.64%    0.70%
Ratio of Net Investment Income to Average Net Assets.      2.36%(E)    2.79%    2.83%    3.26%     2.39%    3.62%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                             Continental Small Company Portfolio
                                      -----------------------------------------------------------------------------
                                        Six Months         Year         Year         Year         Year         Year
                                           Ended          Ended        Ended        Ended        Ended        Ended
                                         April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                           2014            2013         2012         2011         2010         2009
------------------------------------------------------------------------------------------------------------------------
                                        (Unaudited)
Net Asset Value, Beginning of Period.  $  20.26        $  14.51     $  14.66     $  16.93     $  15.02     $  10.73
                                       --------        --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....      0.18            0.37         0.39         0.39         0.27         0.28
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........      2.78            5.78        (0.17)       (2.20)        1.89         4.29
                                       --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations.......................      2.96            6.15         0.22        (1.81)        2.16         4.57
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.04)          (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
                                       --------        --------     --------     --------     --------     --------
   Total Distributions...............     (0.04)          (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  23.18        $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
===================================== ===========      ========     ========     ========     ========     ========
Total Return.........................     14.65%(D)       42.99%        1.85%      (11.09)%      14.85%       43.12%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $194,235        $170,806     $106,316     $117,452     $128,106     $110,926
Ratio of Expenses to Average Net
 Assets..............................      0.56%(B)(E)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.62%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)...........      0.56%(B)(E)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.61%(B)
Ratio of Net Investment Income to
 Average Net Assets..................      1.68%(E)        2.16%        2.78%        2.25%        1.78%        2.39%
Portfolio Turnover Rate..............       N/A             N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

                                                DFA International Real Estate Securities Portfolio
                                      ----------------------------------------------------------------------
                                       Six Months       Year        Year         Year       Year      Year
                                          Ended        Ended       Ended        Ended      Ended     Ended
                                        April 30,     Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                                          2014          2013        2012         2011       2010      2009
-------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period. $     5.48     $     5.67  $     4.90  $     5.58   $   5.24  $   4.18
                                      ----------     ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.09           0.22        0.27        0.30       0.31      0.26
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       0.12           0.25        0.75       (0.33)      0.58      0.91
                                      ----------     ----------  ----------  ----------   --------  --------
   Total from Investment
    Operations.......................       0.21           0.47        1.02       (0.03)      0.89      1.17
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.26)         (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
                                      ----------     ----------  ----------  ----------   --------  --------
   Total Distributions...............      (0.26)         (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     5.43     $     5.48  $     5.67  $     4.90   $   5.58  $   5.24
===================================== ===========    ==========  ==========  ==========   ========  ========
Total Return.........................       4.37%(D)       9.24%      22.34%      (0.43)%    18.96%    29.25%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,572,390     $2,158,977  $1,531,708  $1,060,156   $958,554  $742,329
Ratio of Expenses to Average Net
 Assets..............................       0.38%(E)       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)...........       0.38%(E)       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Net Investment Income to
 Average Net Assets..................       3.68%(E)       4.07%       5.45%       5.73%      6.42%     6.40%
Portfolio Turnover Rate..............          1%(D)          5%          3%          7%         6%        5%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                     DFA Global Real Estate Securities Portfolio
                                ----------------------------------------------------------------------------------
                                   Six Months          Year           Year          Year         Year         Year
                                      Ended           Ended          Ended         Ended        Ended        Ended
                                    April 30,        Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                      2014             2013           2012          2011         2010         2009
-----------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     9.59        $     9.33     $     8.21     $   8.28     $   6.75     $   6.04
                                ----------        ----------     ----------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.27              0.49           0.29         0.41         0.40         0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       0.33              0.37           1.07         0.06         1.60         0.62
                                ----------        ----------     ----------     --------     --------
   Total from Investment
    Operations.................       0.60              0.86           1.36         0.47         2.00         0.81
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.32)            (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
 Net Realized Gains............         --                --             --           --           --           --
                                ----------        ----------     ----------     --------     --------     --------
   Total Distributions.........      (0.32)            (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     9.87        $     9.59     $     9.33     $   8.21     $   8.28     $   6.75
=============================== ===========       ==========     ==========     ========     ========     ========
Total Return...................       6.76%(D)          9.74%         17.33%        6.17%       31.38%       13.81%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,557,817        $2,082,707     $1,315,547     $869,348     $695,461     $432,502
Ratio of Expenses to Average
 Net Assets....................       0.32%(B)(E)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)     0.47%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees and Fees Paid
 Indirectly)...................       0.55%(B)(E)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)     0.79%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       5.98%(E)          5.18%          3.38%        5.01%        5.59%        3.40%
Portfolio Turnover Rate........        N/A               N/A            N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

                                                 DFA International Small Cap Value Portfolio
                                ----------------------------------------------------------------------------
                                  Six Months        Year        Year         Year        Year        Year
                                     Ended         Ended       Ended        Ended       Ended       Ended
                                   April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                     2014           2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     20.17     $     15.16  $    14.85  $    16.16   $    14.92  $    10.82
                                -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................        0.18            0.37        0.34        0.34         0.24        0.26
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................        1.65            5.21        0.61       (0.98)        1.22        4.14
                                -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.................        1.83            5.58        0.95       (0.64)        1.46        4.40
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.20)          (0.36)      (0.36)      (0.38)       (0.22)      (0.24)
 Net Realized Gains............       (0.30)          (0.21)      (0.28)      (0.29)          --       (0.06)
                                -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions.........       (0.50)          (0.57)      (0.64)      (0.67)       (0.22)      (0.30)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     21.50     $     20.17  $    15.16  $    14.85   $    16.16  $    14.92
=============================== ===========     ===========  ==========  ==========   ==========  ==========
Total Return...................        9.33%(D)       37.79%       6.92%      (4.39)%      10.01%      41.42%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $12,347,592     $11,148,899  $8,266,610  $7,459,144   $7,655,318  $6,859,957
Ratio of Expenses to Average
 Net Assets....................        0.68%(E)        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees and Fees Paid
 Indirectly)...................        0.68%(E)        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Net Investment Income
 to Average Net Assets.........        1.75%(E)        2.16%       2.30%       2.05%        1.57%       2.19%
Portfolio Turnover Rate........           4%(D)           9%         18%         16%          18%         22%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   International Vector Equity Portfolio
                                                    ------------------------------------------------------------------

                                                     Six Months       Year       Year       Year      Year      Year
                                                        Ended        Ended      Ended      Ended     Ended     Ended
                                                      April 30,     Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                        2014          2013       2012       2011      2010      2009
------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    11.75     $     9.33  $   9.34  $  10.28   $   9.22  $   6.74
                                                    ----------     ----------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................       0.17           0.26      0.27      0.29       0.18      0.17
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................       0.59           2.44      0.14     (0.87)      1.05      2.46
                                                    ----------     ----------  --------  --------   --------  --------
   Total from Investment Operations................       0.76           2.70      0.41     (0.58)      1.23      2.63
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................      (0.09)         (0.25)    (0.27)    (0.29)     (0.17)    (0.15)
 Net Realized Gains................................      (0.08)         (0.03)    (0.15)    (0.07)        --        --
                                                    ----------     ----------  --------  --------   --------  --------
   Total Distributions.............................      (0.17)         (0.28)    (0.42)    (0.36)     (0.17)    (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.34     $    11.75  $   9.33  $   9.34   $  10.28  $   9.22
=================================================== ===========    ==========  ========  ========   ========  ========
Total Return.......................................       6.65%(D)      29.52%     4.90%    (5.99)%    13.62%    39.52%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,296,449     $1,090,774  $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets............       0.50%(E)       0.51%     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees and Fees Paid
 Indirectly).......................................       0.50%(E)       0.51%     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net
 Assets............................................       2.83%(E)       2.51%     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate............................          4%(D)          2%        5%       10%         5%        8%
------------------------------------------------------------------------------------------------------------------------

                                                                         World ex U.S. Value Portfolio
                                                    --------------------------------------------------------------
                                                                                                               Period
                                                      Six Months         Year        Year        Year         Aug. 23,
                                                         Ended          Ended       Ended       Ended        2010(a) to
                                                       April 30,       Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                                         2014            2013        2012        2011           2010
----------------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period...............  $  11.93        $   9.94     $  9.96     $ 11.35      $ 10.00
                                                     --------        --------     -------     -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................      0.25            0.29        0.29        0.30         0.02
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................      0.20            2.02       (0.05)      (1.35)        1.33
                                                     --------        --------     -------     -------      -------
   Total from Investment Operations................      0.45            2.31        0.24       (1.05)        1.35
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................     (0.19)          (0.32)      (0.26)      (0.26)          --
 Net Realized Gains................................        --              --          --       (0.08)          --
                                                     --------        --------     -------     -------      -------
   Total Distributions.............................     (0.19)          (0.32)      (0.26)      (0.34)          --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  12.19        $  11.93     $  9.94     $  9.96      $ 11.35
=================================================== ===========      ========     ========    ========    ==========
Total Return.......................................      3.85%(D)       23.61%       2.70%      (9.59)%      13.50%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $119,072        $117,587     $57,197     $47,165      $29,616
Ratio of Expenses to Average Net Assets............      0.60%(B)(E)     0.60%(B)    0.60%(B)    0.60%(B)     0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees and Fees Paid
 Indirectly).......................................      0.76%(B)(E)     0.76%(B)    0.84%(B)    0.91%(B)     1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net
 Assets............................................      4.29%(E)        2.61%       2.97%       2.64%        0.76%(C)(E)
Portfolio Turnover Rate............................       N/A             N/A         N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                World ex U.S. Targeted       World ex U.S. Core Equity
                                                                    Value Portfolio                  Portfolio
                                                             ----------------------        -----------------------
                                                                               Period                        Period
                                                             Six Months       Nov. 1,      Six Months       April 9,
                                                                Ended        2012(a) to       Ended        2013(a) to
                                                              April 30,       Oct. 31,      April 30,       Oct. 31,
                                                                2014            2013          2014            2013
--------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)                   (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.46      $ 10.00         $  10.77      $  10.00
                                                              --------      -------         --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10         0.20             0.10          0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.58         2.46             0.35          0.77
                                                              --------      -------         --------      --------
  Total from Investment Operations..........................      0.68         2.66             0.45          0.95
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.13)       (0.20)           (0.10)        (0.18)
 Net Realized Gains.........................................     (0.15)          --            (0.01)           --
                                                              --------      -------         --------      --------
  Total Distributions.......................................     (0.28)       (0.20)           (0.11)        (0.18)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.86      $ 12.46         $  11.11      $  10.77
===========================================================  ===========   ==========      ===========   ==========
Total Return................................................      5.62%(D)    26.90%(D)         4.20%(D)      9.62%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $144,157      $96,010         $214,650      $129,720
Ratio of Expenses to Average Net Assets(B)..................      0.70%(E)     0.79%(C)(E)      0.47%(E)      0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees)(B)............................................      1.18%(E)     1.27%(C)(E)      0.88%(E)      0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.58%(E)     1.78%(C)(E)      1.81%(E)      3.12%(C)(E)
--------------------------------------------------------------------------------------------------------------------------

                                                                Selectively Hedged Global Equity
                                                                           Portfolio
                                                             -------------------------------
                                                                                        Period
                                                             Six Months      Year      Nov. 14,
                                                                Ended       Ended     2011(a) to
                                                              April 30,    Oct. 31,    Oct. 31,
                                                                2014         2013        2012
---------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.63     $ 10.87   $ 10.00
                                                              --------     -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10        0.24      0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.63        2.65      0.87
                                                              --------     -------   -------
  Total from Investment Operations..........................      0.73        2.89      1.09
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.32)      (0.10)    (0.22)
 Net Realized Gains.........................................     (0.14)      (0.03)       --
                                                              --------     -------   -------
  Total Distributions.......................................     (0.46)      (0.13)    (0.22)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.90     $ 13.63   $ 10.87
===========================================================  ===========   ======== ==========
Total Return................................................      5.55%(D)   26.86%    11.11%(D)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $110,360     $91,348   $34,950
Ratio of Expenses to Average Net Assets(B)..................      0.40%(E)    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees)(B)............................................      0.69%(E)    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.53%(E)    1.93%     2.13%(C)(E)
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Emerging Markets Portfolio
                                     ---------------------------------------------------------------------------  --------------
                                       Six Months       Year        Year         Year        Year        Year      Six Months
                                          Ended        Ended       Ended        Ended       Ended       Ended         Ended
                                        April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                          2014          2013        2012         2011        2010        2009         2014
---------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    26.97      $    26.06  $    26.68  $    30.90   $    25.23  $    17.05  $    21.10
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.17            0.52        0.55        0.61         0.48        0.42        0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.78)           1.17        0.37       (2.53)        6.07        8.42        0.23
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.61)           1.69        0.92       (1.92)        6.55        8.84        0.38
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.16)          (0.50)      (0.50)      (0.53)       (0.46)      (0.41)      (0.19)
  Net Realized Gains................      (0.16)          (0.28)      (1.04)      (1.77)       (0.42)      (0.25)      (0.33)
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
   Total Distributions..............      (0.32)          (0.78)      (1.54)      (2.30)       (0.88)      (0.66)      (0.52)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    26.04      $    26.97  $    26.06  $    26.68   $    30.90  $    25.23  $    20.96
===================================  ===========     ==========  ==========  ==========   ==========  ==========  ===========
Total Return........................      (2.27)%(D)       6.58%       4.08%      (6.82)%      26.53%      53.39%       1.89%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,877,444      $3,655,740  $2,797,177  $2,313,035   $2,372,498  $1,966,288  $4,318,150
Ratio of Expenses to Average Net
 Assets (B).........................       0.56%(E)        0.57%       0.61%       0.61%        0.60%       0.62%       0.72%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.38%(E)        1.97%       2.14%       2.07%        1.76%       2.15%       1.45%(E)
---------------------------------------------------------------------------------------------------------------------------------

                                          Emerging Markets Small Cap Portfolio
                                     ------------------------------------------------------------
                                        Year        Year         Year        Year        Year
                                       Ended       Ended        Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    20.33  $    19.85  $    24.26   $    17.45  $     9.33
                                     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.40        0.40        0.42         0.34        0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.37        0.83       (3.67)        6.79        8.14
                                     ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       1.77        1.23       (3.25)        7.13        8.40
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.39)      (0.35)      (0.40)       (0.32)      (0.28)
  Net Realized Gains................      (0.61)      (0.40)      (0.76)          --          --
                                     ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (1.00)      (0.75)      (1.16)       (0.32)      (0.28)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.10  $    20.33  $    19.85   $    24.26  $    17.45
===================================  ==========  ==========  ==========   ==========  ==========
Total Return........................       8.92%       6.71%     (14.03)%      41.33%      91.35%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,041,863  $2,907,673  $1,832,745   $1,833,038  $1,133,958
Ratio of Expenses to Average Net
 Assets (B).........................       0.75%       0.82%       0.79%        0.78%       0.80%
Ratio of Net Investment Income to
 Average Net Assets.................       1.91%       2.01%       1.86%        1.70%       2.05%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    Emerging Markets Value Portfolio-Class R2 Shares+
                                                              ------------------------------------------------------------
                                                              Six Months       Year      Year     Year      Year     Year
                                                                 Ended        Ended     Ended    Ended     Ended    Ended
                                                               April 30,     Oct. 31,  Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2014          2013      2012     2011      2010     2009
---------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 29.27      $  28.21  $ 29.02  $ 36.35   $ 46.84  $ 85.43
                                                                -------      --------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.17          0.47     0.50     0.20      0.56     0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).     (1.21)         1.68    (0.45)   (5.45)     9.18    21.36
                                                                -------      --------  -------  -------   -------  -------
   Total from Investment Operations..........................     (1.04)         2.15     0.05    (5.25)     9.74    21.92
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.23)        (0.50)   (0.47)   (0.45)    (7.12)   (6.00)
  Net Realized Gains.........................................     (0.42)        (0.59)   (0.39)   (1.63)   (13.11)  (54.52)
                                                                -------      --------  -------  -------   -------  -------
   Total Distributions.......................................     (0.65)        (1.09)   (0.86)   (2.08)   (20.23)  (60.52)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 27.58      $  29.27  $ 28.21  $ 29.02   $ 36.35  $ 46.83
============================================================= ===========    ========  ======== ========  ======== ========
Total Return.................................................     (3.57)%(D)     7.75%    0.43%  (15.24)%   29.71%   78.29%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $99,196      $106,070  $99,111  $78,157   $39,668  $ 5,082
Ratio of Expenses to Average Net Assets (B)..................      0.80%(E)      0.82%    0.86%    0.86%     0.86%    0.90%
Ratio of Net Investment Income to Average Net Assets.........      1.25%(E)      1.65%    1.78%    1.56%     1.39%    1.39%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    Emerging Markets Value Portfolio-Institutional Class Shares
                                         --------------------------------------------------------------------------------
                                           Six Months         Year         Year         Year          Year        Year
                                              Ended          Ended        Ended        Ended         Ended       Ended
                                            April 30,       Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,
                                              2014            2013         2012         2011          2010        2009
--------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     29.28      $     28.22  $     29.02  $     36.27   $     28.90  $    19.36
                                         -----------      -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.20             0.55         0.57         0.64          0.45        0.38
 Net Gains (Losses) on
   Securities (Realized and Unrealized).       (1.21)            1.67        (0.44)       (5.72)         8.01       12.41
                                         -----------      -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations.....       (1.01)            2.22         0.13        (5.08)         8.46       12.79
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.25)           (0.57)       (0.54)       (0.54)        (0.39)      (0.34)
 Net Realized Gains.....................       (0.42)           (0.59)       (0.39)       (1.63)        (0.70)      (2.91)
                                         -----------      -----------  -----------  -----------   -----------  ----------
   Total Distributions..................       (0.67)           (1.16)       (0.93)       (2.17)        (1.09)      (3.25)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     27.60      $     29.28  $     28.22  $     29.02   $     36.27  $    28.90
=======================================  ===========      ===========  ===========  ===========   ===========  ==========
Total Return............................       (3.41)%(D)        8.01%        0.70%      (14.84)%       30.04%      78.59%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $18,774,410      $19,162,837  $16,589,619  $13,730,213   $11,542,870  $7,401,266
Ratio of Expenses to Average Net Assets
 (B)....................................        0.55%(E)         0.57%        0.61%        0.61%         0.60%       0.62%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.52%(E)         1.91%        2.03%        1.88%         1.40%       1.76%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                 Emerging Markets Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months         Year        Year         Year        Year
                                                                  Ended          Ended       Ended        Ended       Ended
                                                                April 30,       Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014            2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     20.09      $     19.00  $    18.73  $    21.31   $    16.49
                                                             -----------      -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.13             0.39        0.41        0.43         0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.38)            1.07        0.23       (2.65)        4.81
                                                             -----------      -----------  ----------  ----------   ----------
   Total from Investment Operations.........................       (0.25)            1.46        0.64       (2.22)        5.11
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.12)           (0.37)      (0.37)      (0.36)       (0.29)
                                                             -----------      -----------  ----------  ----------   ----------
   Total Distributions......................................       (0.12)           (0.37)      (0.37)      (0.36)       (0.29)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     19.72      $     20.09  $    19.00  $    18.73   $    21.31
===========================================================  ===========      ===========  ==========  ==========   ==========
Total Return................................................       (1.21)%(D)        7.75%       3.55%     (10.59)%      31.30%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $14,261,288      $13,020,962  $8,594,707  $5,367,473   $4,179,882
Ratio of Expenses to Average Net Assets.....................        0.61%(E)         0.63%       0.68%       0.67%        0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.61%(E)         0.63%       0.68%       0.68%        0.65%
Ratio of Net Investment Income to Average Net Assets........        1.35%(E)         1.97%       2.18%       2.04%        1.63%
Portfolio Turnover Rate.....................................           1%(D)            1%          1%          1%           4%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.88
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).       6.56
                                                             ----------
   Total from Investment Operations.........................       6.81
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)
                                                             ----------
   Total Distributions......................................      (0.20)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.49
===========================================================  ==========
Total Return................................................      69.47%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $2,455,035
Ratio of Expenses to Average Net Assets.....................       0.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.67%
Ratio of Net Investment Income to Average Net Assets........       2.03%
Portfolio Turnover Rate.....................................          6%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, of which thirty (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 04/30/14
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         81%
Japanese Small Company Portfolio             The Japanese Small Company Series                       17%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   28%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             99%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       83%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   72%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    28%
                                             DFA International Real Estate Securities Portfolio      40%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                  --
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                    --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      1%
                                             Emerging Markets Core Equity Portfolio                   --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series and DEM), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series and DEM), World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S.

Targeted Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2014, Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $1,029,767 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the six months ended April 30, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Large Cap Equity Portfolio........ 0.15%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%
                 U.S. Core Equity 1 Portfolio........... 0.17%
                 U.S. Core Equity 2 Portfolio........... 0.20%
                 U.S. Vector Equity Portfolio........... 0.30%

           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the six months ended April 30, 2014, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invested substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment advisory agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series. Further, prior to February 28, 2014, the Portfolios and the U.S. Targeted Value Portfolio each were provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for each of these Portfolios were combined into an investment management agreement that provides for an investment management fee, equal to each Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands).

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



The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%          --             $    45
U.S. Targeted Value Portfolio (2)......................    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1).......................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1).......................    0.26%          --                  --
U.S. Vector Equity Portfolio (1).......................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)...............    0.18%          --               1,009
International Core Equity Portfolio (1)................    0.49%          --                  --
International Small Company Portfolio (3)..............    0.45%          --                  --
Japanese Small Company Portfolio (4)...................    0.47%          --                  --
Asia Pacific Small Company Portfolio (4)...............    0.47%          --                  --
United Kingdom Small Company Portfolio (4).............    0.47%          --                  32
Continental Small Company Portfolio (4)................    0.47%          --                  --
DFA International Real Estate Securities Portfolio (1).    0.65%          --                  --
DFA Global Real Estate Securities Portfolio (5)........    0.32%          --              10,337
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (6)......................    0.60%          --                 447
World ex U.S. Targeted Value Portfolio (7).............    0.80%          --                 546
World ex U.S. Core Equity Portfolio (8)................    0.47%          --                 491
Selectively Hedged Global Equity Portfolio (9).........    0.40%          --                 497
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (10).....................    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (10).....................    0.77%          --                  --
Emerging Markets Value Portfolio (11)..................    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      3
         International Core Equity Portfolio................     17
         DFA International Real Estate Securities Portfolio.      6
         DFA International Small Cap Value Portfolio........      6
         International Vector Equity Portfolio..............      2
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................     --
         Emerging Markets Core Equity Portfolio.............     46

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio.. $  8
                  U.S. Large Cap Equity Portfolio........    1
                  U.S. Large Cap Value Portfolio.........  302
                  U.S. Targeted Value Portfolio..........   87
                  U.S. Small Cap Value Portfolio.........  278
                  U.S. Core Equity 1 Portfolio...........  133
                  U.S. Core Equity 2 Portfolio...........  210
                  U.S. Vector Equity Portfolio...........   64
                  U.S. Small Cap Portfolio...............  147
                  U.S. Micro Cap Portfolio...............  139
                  DFA Real Estate Securities Portfolio...  108
                  Large Cap International Portfolio......   70
                  International Core Equity Portfolio....  196
                  International Small Company Portfolio..  211
                  Japanese Small Company Portfolio.......    8
                  Asia Pacific Small Company Portfolio...    6
                  United Kingdom Small Company Portfolio.    1
                  Continental Small Company Portfolio....    5

            DFA International Real Estate Securities Portfolio. $ 40
            DFA Global Real Estate Securities Portfolio........   29
            DFA International Small Cap Value Portfolio........  311
            International Vector Equity Portfolio..............   16
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    1
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................   95
            Emerging Markets Small Cap Portfolio...............   71
            Emerging Markets Value Portfolio...................  407
            Emerging Markets Core Equity Portfolio.............  192

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. Government    Other Investment
                                                        Securities         Securities
                                                    ------------------ -------------------
                                                    Purchases  Sales   Purchases   Sales
                                                    --------- -------- ---------- --------
Enhanced U.S. Large Company Portfolio.............. $108,402  $126,013 $   66,492 $ 65,380
U.S. Large Cap Equity Portfolio....................       --        --     51,836      552
U.S. Targeted Value Portfolio......................       --        --    706,137  232,060
U.S. Small Cap Value Portfolio.....................       --        --  1,151,430  356,199
U.S. Core Equity 1 Portfolio.......................       --        --  1,071,182   75,925
U.S. Core Equity 2 Portfolio.......................       --        --    949,045  137,632
U.S. Vector Equity Portfolio.......................       --        --    190,766   74,918
U.S. Small Cap Portfolio...........................       --        --  1,062,912  312,760
U.S. Micro Cap Portfolio...........................       --        --    298,851  302,714
DFA Real Estate Securities Portfolio...............       --        --    543,502    3,814
Large Cap International Portfolio..................       --        --    256,748   75,708
International Core Equity Portfolio................       --        --  1,901,094  419,284
DFA International Real Estate Securities Portfolio.       --        --    345,430   21,832
DFA International Small Cap Value Portfolio........       --        --    738,880  515,899
International Vector Equity Portfolio..............       --        --    189,491   46,097
Emerging Markets Core Equity Portfolio.............       --        --  1,570,823  171,943

   For the six months ended April 30, 2014, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA Global Real Estate Securities Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2013 4/30/2014  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio....................... $1,235,206 $1,543,293 $227,454  $14,000 $25,503          --
DFA International Real Estate
  Securities Portfolio............    842,644  1,010,087  162,445       --  41,160          --

                                                     World ex U.S. Value Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2013 4/30/2014  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   10,626 $   10,582 $    342  $ 1,047 $   105        $157

                                                  World ex U.S. Targeted Value Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
DFA International Small Cap Value
  Portfolio.........................  $59,508    $ 89,361   $25,854  $1,022  $  613        $919
International Vector Equity
  Portfolio.........................    8,639      12,978     3,933     164      76          64

                                                   World ex U.S. Core Equity Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
International Core Equity Portfolio.  $99,732    $165,054   $65,762  $7,685  $1,326          --
Emerging Markets Core Equity
  Portfolio.........................   29,703      49,042    21,359   2,315     181          --

                                                Selectively Hedged Global Equity Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio........  $37,594    $ 48,240   $15,642  $7,200  $  261        $342
International Core Equity Portfolio.   34,847      41,759    10,859   5,580     370          --
Emerging Markets Core Equity
  Portfolio.........................   15,187      17,327     5,011   2,600      83          --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $   (41)       $(1,482)       $  1,523
U.S. Large Cap Equity Portfolio.......         (11)            11              --
U.S. Large Cap Value Portfolio........          --             --              --
U.S. Targeted Value Portfolio.........      32,363         (3,552)        (28,811)
U.S. Small Cap Value Portfolio........      30,865         (6,020)        (24,845)
U.S. Core Equity 1 Portfolio..........          --             73             (73)
U.S. Core Equity 2 Portfolio..........       7,427         (4,267)         (3,160)
U.S. Vector Equity Portfolio..........       3,066         (1,370)         (1,696)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
U.S. Small Cap Portfolio...........................     $14,889        $ (3,327)      $(11,562)
U.S. Micro Cap Portfolio...........................      13,457          (2,061)       (11,396)
DFA Real Estate Securities Portfolio...............          92           8,126         (8,218)
Large Cap International Portfolio..................          --             (48)            48
International Core Equity Portfolio................          --          (1,269)         1,269
International Small Company Portfolio..............      19,041           2,378        (21,419)
Japanese Small Company Portfolio...................      (3,055)          1,185          1,870
Asia Pacific Small Company Portfolio...............          --           1,717         (1,717)
United Kingdom Small Company Portfolio.............          --              --             --
Continental Small Company Portfolio................          --              11            (11)
DFA International Real Estate Securities Portfolio.          --           7,155         (7,155)
DFA Global Real Estate Securities Portfolio........          --              --             --
DFA International Small Cap Value Portfolio........      20,991          (9,402)       (11,589)
International Vector Equity Portfolio..............         640            (330)          (310)
World ex U.S. Value Portfolio......................          --               5             (5)
World ex U.S. Targeted Value Portfolio.............          39              (1)           (38)
World ex U.S. Core Equity Portfolio................          (9)             10             (1)
Selectively Hedged Global Equity Portfolio.........          --             237           (237)
Emerging Markets Portfolio.........................       4,120          (3,230)          (890)
Emerging Markets Small Cap Portfolio...............          --             (74)            74
Emerging Markets Value Portfolio...................      30,746         (10,346)       (20,400)
Emerging Markets Core Equity Portfolio.............          --          (1,813)         1,813

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2012..................................    $  2,785            --    $  2,785
  2013..................................       1,597                     1,597
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  U.S. Large Cap Value Portfolio
  2012..................................     150,153                   150,153
  2013..................................     180,943            --     180,943
  U.S. Targeted Value Portfolio
  2012..................................      27,304      $ 31,976      59,280
  2013..................................      55,372       162,209     217,581
  U.S. Small Cap Value Portfolio
  2012..................................      56,139       122,752     178,891
  2013..................................     112,970       380,218     493,188
  U.S. Core Equity 1 Portfolio
  2012..................................      76,278                    76,278
  2013..................................     105,633            --     105,633
  U.S. Core Equity 2 Portfolio
  2012..................................     103,512         2,008     105,520
  2013..................................     143,640        55,772     199,412

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio
2012...............................................    $ 29,237      $    337    $ 29,574
2013...............................................      34,959         3,507      38,466
U.S. Small Cap Portfolio
2012...............................................      44,580        14,276      58,856
2013...............................................      83,270       228,671     311,941
U.S. Micro Cap Portfolio
2012...............................................      33,018        14,720      47,738
2013...............................................      46,915       176,365     223,280
DFA Real Estate Securities Portfolio
2012...............................................     103,653                   103,653
2013...............................................     102,731            --     102,731
Large Cap International Portfolio
2012...............................................      60,808                    60,808
2013...............................................      70,787            --      70,787
International Core Equity Portfolio
2012...............................................     179,492                   179,492
2013...............................................     214,687            --     214,687
International Small Company Portfolio
2012...............................................     169,495       110,049     279,544
2013...............................................     159,066        39,012     198,078
Japanese Small Company Portfolio
2012...............................................       4,541                     4,541
2013...............................................       2,836            --       2,836
Asia Pacific Small Company Portfolio
2012...............................................       9,333                     9,333
2013...............................................       7,603            --       7,603
United Kingdom Small Company Portfolio
2012...............................................         992                       992
2013...............................................         953            --         953
Continental Small Company Portfolio
2012...............................................       2,958                     2,958
2013...............................................       2,834            --       2,834
DFA International Real Estate Securities Portfolio
2012...............................................      60,194                    60,194
2013...............................................     181,848            --     181,848
DFA Global Real Estate Securities Portfolio
2012...............................................      26,050                    26,050
2013...............................................      84,341            --      84,341
DFA International Small Cap Value Portfolio
2012...............................................     206,370       131,063     337,433
2013...............................................     198,381       117,102     315,483
International Vector Equity Portfolio
2012...............................................      14,733         6,546      21,279
2013...............................................      17,456         2,044      19,500
World ex U.S. Value Portfolio
2012...............................................       1,438                     1,438
2013...............................................       2,334            --       2,334

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Targeted Value Portfolio
2013.......................................    $    993            --    $    993
World ex U.S. Core Equity Portfolio
2013.......................................       1,171            --       1,171
Selectively Hedged Global Equity Portfolio
2012.......................................         534                       534
2013.......................................         373      $     56         429
Emerging Markets Portfolio
2012.......................................      51,664        91,664     143,328
2013.......................................      59,866        30,527      90,393
Emerging Markets Small Cap Portfolio
2012.......................................      42,163        40,014      82,177
2013.......................................      71,149        92,100     163,249
Emerging Markets Value Portfolio
2012.......................................     300,146       202,987     503,133
2013.......................................     357,501       344,531     702,032
Emerging Markets Core Equity Portfolio
2012.......................................     143,349                   143,349
2013.......................................     205,400            --     205,400

   U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Targeted Value Portfolio commenced operations on November 1, 2012 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......         --             --         --
U.S. Large Cap Equity Portfolio.............         --             --         --
U.S. Large Cap Value Portfolio..............         --             --         --
U.S. Targeted Value Portfolio...............    $ 6,274        $26,089    $32,363
U.S. Small Cap Value Portfolio..............      6,218         24,617     30,865
U.S. Core Equity 1 Portfolio................         --             --         --
U.S. Core Equity 2 Portfolio................      4,443          2,984      7,427
U.S. Vector Equity Portfolio................      1,506          1,560      3,066
U.S. Small Cap Portfolio....................      4,483         10,405     14,888
U.S. Micro Cap Portfolio....................      3,060         10,398     13,458
International Small Company Portfolio.......     10,055          8,986     19,041
DFA International Small Cap Value Portfolio.     14,657          6,334     20,991
International Vector Equity Portfolio.......        473            167        640
World ex U.S.Targeted Value Portfolio.......         26             26         52
Emerging Markets Portfolio..................      3,106          1,014      4,120
Emerging Markets Value Portfolio............     18,634         12,112     30,746

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio....          --            --      $  (1,059)    $    3,933    $    2,874
U.S. Large Cap Equity Portfolio..........    $    317            --             --         10,560        10,877
U.S. Large Cap Value Portfolio...........      28,647            --       (512,898)     4,225,900     3,741,649
U.S. Targeted Value Portfolio............      17,027      $237,247             --      1,330,412     1,584,686
U.S. Small Cap Value Portfolio...........      18,970       443,687             --      2,850,347     3,313,004
U.S. Core Equity 1 Portfolio.............      15,136        34,837             --      2,298,101     2,348,074
U.S. Core Equity 2 Portfolio.............      19,964        98,716             --      3,166,130     3,284,810
U.S. Vector Equity Portfolio.............       5,402        38,796             --        926,605       970,803
U.S. Small Cap Portfolio.................      25,516       218,763             --      2,182,172     2,426,451
U.S. Micro Cap Portfolio.................      17,211       200,725             --      1,610,873     1,828,809
DFA Real Estate Securities Portfolio.....      32,487            --       (179,405)     1,274,703     1,127,785
Large Cap International Portfolio........       9,261            --       (212,195)       612,594       409,660
International Core Equity Portfolio......      41,670            --       (113,295)     1,437,552     1,367,061
International Small Company Portfolio....     118,814       211,281             --      1,566,261     1,896,356
Japanese Small Company Portfolio.........      11,490            --        (66,522)        16,667       (38,365)
Asia Pacific Small Company Portfolio.....      11,406            --        (26,597)        24,537         9,346
United Kingdom Small Company Portfolio...         447           406             --         13,794        14,647
Continental Small Company Portfolio......         319            --        (26,529)        38,434        12,224
DFA International Real Estate Securities
  Portfolio..............................      91,532            --       (206,697)        (5,808)     (120,973)
DFA Global Real Estate Securities
  Portfolio..............................      11,647            --           (808)       333,050       343,889
DFA International Small Cap Value
  Portfolio..............................     145,446       127,002             --      1,923,377     2,195,825
International Vector Equity Portfolio....       5,884         7,263             --        218,801       231,948
World ex U.S. Value Portfolio............         353            --         (2,715)        14,956        12,594
World ex U.S. Targeted Value Portfolio...         144         1,141             --         11,475        12,760
World ex U.S. Core Equity Portfolio......          62            --             --         11,626        11,688
Selectively Hedged Global Equity
  Portfolio..............................       1,700           537             --         15,002        17,239
Emerging Markets Portfolio...............      13,976        21,322             --      1,122,953     1,158,251
Emerging Markets Small Cap Portfolio.....      27,935        63,092             --        422,604       513,631
Emerging Markets Value Portfolio.........     128,578       263,757             --        298,709       691,044
Emerging Markets Core Equity Portfolio...      55,409            --        (51,641)     1,198,159     1,201,927

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                  Expires on October 31,
                                             -----------------------------------------------------------------
                                              2014   2015   2016     2017    2018    2019   Unlimited  Total
                                             ------ ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.......     -- $1,059      --       --      --      --       --  $  1,059
U.S. Large Cap Equity Portfolio.............     --     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio..............     --     --      -- $512,898      --      --       --   512,898
U.S. Targeted Value Portfolio...............     --     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio..............     --     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio................     --     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio................     --     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio................     --     --      --       --      --      --       --        --
U.S. Small Cap Portfolio....................     --     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio....................     --     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio........     --     -- $45,525   62,969 $44,388 $26,523       --   179,405
Large Cap International Portfolio...........     --     --  19,004  135,392  14,311  12,549  $30,938   212,194
International Core Equity Portfolio.........     --     --      --   53,176      --      --   60,119   113,295
International Small Company Portfolio.......     --     --      --       --      --      --       --        --
Japanese Small Company Portfolio............ $2,451  8,003  23,057   13,952  12,208   5,543    1,308    66,522
Asia Pacific Small Company Portfolio........     --     --  16,317    8,261      --      --    2,019    26,597
United Kingdom Small Company Portfolio......     --     --      --       --      --      --       --        --
Continental Small Company Portfolio.........     --     --  13,544    7,224   5,252      --      509    26,529
DFA International Real Estate Securities
 Portfolio..................................     --     46  13,446   34,576  38,689  69,466   50,474   206,697
DFA Global Real Estate Securities Portfolio.     --     --      --       --     808      --       --       808
DFA International Small Cap Value Portfolio.     --     --      --       --      --      --       --        --
International Vector Equity Portfolio.......     --     --      --       --      --      --       --        --
World ex U.S. Value Portfolio...............     --     --      --       --      --   2,715       --     2,715
World ex U.S. Targeted Value Portfolio......     --     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio.........     --     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio..     --     --      --       --      --      --       --        --
Emerging Markets Portfolio..................     --     --      --       --      --      --       --        --
Emerging Markets Small Cap Portfolio........     --     --      --       --      --      --       --        --
Emerging Markets Value Portfolio............     --     --      --       --      --      --       --        --
Emerging Markets Core Equity Portfolio......     --     --   7,080   26,444      --      --   18,117    51,641

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 45,882
             U.S. Large Cap Value Portfolio..............  819,591
             U.S. Core Equity 1 Portfolio................   13,834
             DFA Real Estate Securities Portfolio........   27,388
             Japanese Small Company Portfolio............    4,124
             United Kingdom Small Company Portfolio......    2,141
             Continental Small Company Portfolio.........    2,316
             DFA Global Real Estate Securities Portfolio.      308
             World ex U.S. Value Portfolio...............    3,127

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   189,961  $    5,464  $       (61)   $    5,403
U.S. Large Cap Equity Portfolio....................     200,177      23,990       (1,793)       22,197
U.S. Large Cap Value Portfolio.....................   8,646,051   4,967,975           --     4,967,975
U.S. Targeted Value Portfolio......................   4,313,344   1,636,269     (121,648)    1,514,621
U.S. Small Cap Value Portfolio.....................   9,510,581   3,866,821     (582,995)    3,283,826
U.S. Core Equity 1 Portfolio.......................   7,041,677   2,969,794     (133,518)    2,836,276
U.S. Core Equity 2 Portfolio.......................   8,678,236   4,125,770     (229,694)    3,896,076
U.S. Vector Equity Portfolio.......................   2,521,865   1,201,670     (108,781)    1,092,889
U.S. Small Cap Portfolio...........................   8,177,572   2,633,330     (337,974)    2,295,356
U.S. Micro Cap Portfolio...........................   4,084,414   1,979,793     (344,312)    1,635,481
DFA Real Estate Securities Portfolio...............   4,529,600   1,626,242      (45,026)    1,581,216
Large Cap International Portfolio..................   2,764,544     860,138     (162,208)      697,930
International Core Equity Portfolio................  10,960,045   2,590,863     (573,187)    2,017,676
International Small Company Portfolio..............   7,257,475   1,959,316         (264)    1,959,052
Japanese Small Company Portfolio...................     380,848          --         (429)         (429)
Asia Pacific Small Company Portfolio...............     376,158      20,912           --        20,912
United Kingdom Small Company Portfolio.............      23,523      15,535           --        15,535
Continental Small Company Portfolio................     136,008      58,290           --        58,290
DFA International Real Estate Securities Portfolio.   2,657,179     118,435      (54,545)       63,890
DFA Global Real Estate Securities Portfolio........   2,125,332     435,451           --       435,451
DFA International Small Cap Value Portfolio........  11,011,882   4,059,746   (1,359,859)    2,699,887
International Vector Equity Portfolio..............   1,169,939     317,554      (41,286)      276,268
World ex U.S. Value Portfolio......................     103,071      15,959           --        15,959
World ex U.S. Targeted Value Portfolio.............     127,342      17,670         (930)       16,740
World ex U.S. Core Equity Portfolio................     194,824      19,271           --        19,271
Selectively Hedged Global Equity Portfolio.........      90,160      17,166           --        17,166
Emerging Markets Portfolio.........................   2,820,167   1,045,375           --     1,045,375
Emerging Markets Small Cap Portfolio...............   3,885,986     432,095           --       432,095
Emerging Markets Value Portfolio...................  18,937,378          --     (141,511)     (141,511)
Emerging Markets Core Equity Portfolio.............  14,387,169   2,496,594   (1,438,250)    1,058,344

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2014         Oct. 31, 2013
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     2,778      122  $     9,003       477
 Shares Issued in Lieu of Cash Distributions..........         605       28        3,423       205
 Shares Redeemed......................................        (927)     (41)     (61,998)   (3,124)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $     2,456      109  $   (49,572)   (2,442)
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    59,653    2,648  $    10,505       520
 Shares Issued in Lieu of Cash Distributions..........       1,568       73          923        55
 Shares Redeemed......................................      (8,140)    (365)      (5,597)     (281)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    53,081    2,356  $     5,831       294
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $   916,936   40,607  $ 1,049,705    53,476
 Shares Issued in Lieu of Cash Distributions..........     246,827   11,429      189,447    11,289
 Shares Redeemed......................................    (524,018) (23,270)  (1,045,053)  (52,845)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   639,745   28,766  $   194,099    11,920
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    20,867      771  $    27,484       947
 Shares Issued in Lieu of Cash Distributions..........       2,368       87        3,927       137
 Shares Redeemed......................................     (24,031)    (885)     (27,940)     (973)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $      (796)     (27) $     3,471       111
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,893,948   69,961  $ 4,212,669   148,010
 Shares Issued in Lieu of Cash Distributions..........     416,917   15,367      652,656    22,854
 Shares Redeemed......................................  (1,606,383) (59,560)  (2,940,034) (104,206)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   704,482   25,768  $ 1,925,291    66,658
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2014, The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
  Settlement Currency                    Contract     Value at     Exchange
     Date    Amount**      Currency       Amount   April 30, 2014 Gain (Loss)
  ---------- -------- ------------------ --------  -------------- -----------
   05/27/14   (5,968) Australian Dollar  $ (5,525)    $ (5,535)      $ (10)
   05/13/14   (5,207) Canadian Dollar      (4,764)      (4,749)         15
   05/05/14   (6,178) New Zealand Dollar   (5,284)      (5,326)        (42)
   05/13/14  (18,844) UK Pound Sterling   (31,599)     (31,814)       (215)
                                         --------     --------       -----
                                         $(47,172)    $(47,424)      $(252)
                                         ========     ========       =====

Selectively Hedged Global Equity Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date    Amount**      Currency      Amount   April 30, 2014 Gain (Loss)
   ---------- --------  ---------------- --------  -------------- -----------
    05/23/14      (400) Denmark Krone    $    (75)    $    (75)        --
    05/23/14    (2,686) Denmark Krone        (498)        (500)       $(2)
    05/15/14   (21,981) Hong Kong Dollar   (2,835)      (2,835)        --
    05/07/14   (88,881) Japanese Yen         (869)        (869)        --
    05/07/14  (641,645) Japanese Yen       (6,267)      (6,276)        (9)
    07/10/14    (2,235) Swiss Franc        (2,546)      (2,540)         6
                                         --------     --------        ---
                                         $(13,090)    $(13,095)       $(5)
                                         ========     ========        ===

* During the six months ended April 30, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $43,645 and $16,947 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R), Russell 2000 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              Approximate
                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         06/19/14     404     $189,668   $ 9,210         --
U.S. Small Cap Value
  Portfolio............... Russell 2000(R) Index    06/20/14     700       78,652    (4,123)    $3,570
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Index(R) Emini   06/20/14      29        2,723        12        134

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2014, Enhanced U.S. Large Company Portfolio's, U.S. Small Cap Value Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $188,630, $65,869 and $2,299 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                                  Asset Derivatives Value
                                            ---------------------------------
                                             Total Value    Foreign
                                                  at       Exchange   Equity
                                            April 30, 2014 Contracts Contracts
-                                           -------------- --------- ---------
Enhanced U.S. Large Company Portfolio......    $ 9,225       $  15    $ 9,210*
Selectively Hedged Global Equity Portfolio.         18           6         12*

                                                Liability Derivatives Value
                                            ---------------------------------
                                             Total Value    Foreign
                                                  at       Exchange   Equity
                                            April 30, 2014 Contracts Contracts
-                                           -------------- --------- ---------
Enhanced U.S. Large Company Portfolio......    $  (267)      $(267)        --
U.S. Small Cap Value Portfolio.............     (4,123)         --    $(4,123)*
Selectively Hedged Global Equity Portfolio.        (11)        (11)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2014 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                 Total      Contracts  Contracts
                                                 -------    ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $12,660      $(1,202)   $13,862
    U.S. Small Cap Value Portfolio.............  (7,540)          --     (7,540)
    U.S. Micro Cap Portfolio*..................    (692)          --       (692)
    DFA Real Estate Securities Portfolio*......    (553)          --       (553)
    Selectively Hedged Global Equity Portfolio.     431           90        341

                                                Change in Unrealized Appreciation
                                                (Depreciation) on Derivatives
                                                    Recognized in Income
                                                -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                 Total      Contracts  Contracts
                                                 -------    ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $ 1,261      $   (35)   $ 1,296
    U.S. Small Cap Value Portfolio.............  (4,123)          --     (4,123)
    Selectively Hedged Global Equity Portfolio.    (154)         (33)      (121)

* As of April 30, 2014, there were no futures contracts outstanding. During the six months ended April 30, 2014, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Porfolios as of April 30, 2014 (Amounts in thousands):

                                                              Gross Amounts Not
                                                           Offset in the Statements
                                                          of Assets and Liabilities
                                                          --------------------------

                                         Net Amounts of
                               Gross    Assets Presented                                                 Gross
                             Amounts of in the Statements                    Cash                     Amounts of
                             Recognized   of Assets and      Financial    Collateral    Net           Recognized
Description                  Assets (a)    Liabilities    Instruments (b)  Received  Amount (c)     Liabilities (a)
------------------------------------------------------------------------------------------------    ----------------
                                                           Assets                               -
                             -------------------------------------------------------------------    ---------------
Enhanced U.S. Large Company
 Portfolio
Forward Currency Contracts..    $15            $15             $(15)          --         --              $267
Selectively Hedged Global
 Equity Portfolio
Forward Currency Contracts..      6              6               --           --        $ 6                11

                                                Gross Amounts Not
                                             Offset in the Statements
                                            of Assets and Liabilities
                                            --------------------------
                              Net Amounts
                             of Liabilities
                              Presented in
                             the Statements                    Cash
                             of Assets and     Financial    Collateral    Net
Description                   Liabilities   Instruments (d)  Pledged   Amount (e)
---------------------------------------------------------------------------------
                                          Liabilities
                             -----------------------------------------------------
Enhanced U.S. Large Company
 Portfolio
Forward Currency Contracts..      $267           $(15)          --        $252
Selectively Hedged Global
 Equity Portfolio
Forward Currency Contracts..        11             --           --          11

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          Weighted      Weighted    Number of   Interest Maximum Amount
                                           Average    Average Loan     Days     Expense  Borrowed During
                                        Interest Rate   Balance    Outstanding* Incurred   The Period
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     0.84%       $    81          2         --        $    83
U.S. Small Cap Value Portfolio.........     0.84%        15,354         24        $ 9         43,715
U.S. Small Cap Portfolio...............     0.84%         6,921          1         --          6,921
U.S. Micro Cap Portfolio...............     0.85%         2,595         32          2          6,726
Large Cap International Portfolio......     0.83%         1,807          1         --          1,807
International Small Company Portfolio..     0.83%         5,142          7          1         12,200
DFA International Small Cap Value
  Portfolio............................     0.83%         6,164         10          1         15,323
World ex U.S. Value Portfolio..........     0.83%           137         19         --          1,347
World ex U.S. Targeted Value Portfolio.     0.83%           237          8         --            508
World ex U.S. Core Equity Portfolio....     0.83%         1,041         10         --          6,277

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Portfolio's available line of credit was utilized.

   At April 30, 2014, U.S. Small Cap Portfolio and World ex U.S. Targeted Value Portfolio had loans outstanding of $6,922 and $197 (amounts in thousands), respectively.

J. Securities Lending:

   As of April 30, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          Large Cap International Portfolio.................. $  9,285
          International Core Equity Portfolio................   43,741
          DFA International Real Estate Securities Portfolio.    1,617
          DFA International Small Cap Value Portfolio........   24,291
          International Vector Equity Portfolio..............    3,710
          Emerging Markets Core Equity Portfolio.............  448,702

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             Approximate
                                                                              Percentage
                                                                Number of   of Outstanding
                                                               Shareholders     Shares
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares......................................................      5             83%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             97%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      5             96%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      6             87%
U.S. Targeted Value Portfolio -- Institutional Class Shares...      3             59%

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             59%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      4             74%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             82%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             95%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             48%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             75%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             68%
International Core Equity Portfolio -- Institutional Class Shares...      4             73%
International Small Company Portfolio -- Institutional Class
  Shares............................................................      4             60%
Japanese Small Company Portfolio -- Institutional Class Shares......      3             82%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             97%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             94%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             91%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             82%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             57%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             87%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             83%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3            100%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      2             95%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      3             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      5             58%
Emerging Markets Value Portfolio -- Class R2 Shares.................      5             84%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             60%

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio. The Investment Management Agreements became effective on February 28, 2014. The nature and level of services to each Portfolio under the Investment Management Agreements are the same as under the Previous Agreements. As of February 28, 2014, the Portfolios pay the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by each Portfolio to the Advisor under the Previous Agreements.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2014
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/13  04/30/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,118.20    0.33%    $1.73
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.16    0.33%    $1.66

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  34.6%
              Foreign Corporate............................  18.4%
              Foreign Government...........................  26.0%
              Government...................................  10.8%
              Supranational................................  10.2%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (82.6%)
AUSTRALIA -- (5.1%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $  12,000 $12,052,596
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,830,658
    1.125%, 03/13/17.............................       8,737   8,729,993
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,487,344
    0.900%, 01/20/16.............................       5,000   5,036,165
    1.300%, 07/25/16.............................       7,000   7,066,955
Westpac Banking Corp.
    3.000%, 08/04/15.............................       3,920   4,041,959
                                                              -----------
TOTAL AUSTRALIA..................................              51,245,670
                                                              -----------

CANADA -- (7.4%)
Bank of Nova Scotia
    2.050%, 10/07/15.............................       1,500   1,532,813
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   1,911,267
    4.900%, 03/01/15.............................       1,500   1,552,861
Export Development Canada
    0.875%, 12/07/16............................. GBP  10,000  16,746,387
Ontario, Province of Canada
    2.300%, 05/10/16.............................       5,000   5,171,300
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,830   1,908,705
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,511,672
    2.625%, 12/15/15.............................       2,500   2,582,910
    2.300%, 07/20/16.............................       5,000   5,172,265
    1.200%, 01/23/17.............................       7,000   7,016,128
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................       2,500   2,594,672
    2.375%, 10/19/16.............................      19,000  19,705,280
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,575,641
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       3,106   3,200,690
                                                              -----------
TOTAL CANADA.....................................              74,182,591
                                                              -----------

FINLAND -- (1.6%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................      15,000  15,533,550
                                                              -----------

FRANCE -- (0.8%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................       3,000   3,075,246
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,128,915

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15.............................   $     500 $   508,389
                                                              -----------
TOTAL FRANCE.....................................               7,712,550
                                                              -----------

GERMANY -- (2.9%)
Deutsche Bank AG
    3.875%, 08/18/14.............................       1,750   1,767,855
    3.250%, 01/11/16.............................       1,000   1,041,317
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................      10,000  10,332,080
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP   9,000  15,963,730
                                                              -----------
TOTAL GERMANY....................................              29,104,982
                                                              -----------

JAPAN -- (1.4%)
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       8,000   8,271,000
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,623,728
    2.000%, 09/13/16.............................       1,000   1,013,282
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................       1,000   1,003,324
                                                              -----------
TOTAL JAPAN......................................              13,911,334
                                                              -----------

NETHERLANDS -- (5.1%)
Aegon NV
    4.625%, 12/01/15.............................       3,489   3,695,695
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,766,323
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD   7,000   6,462,123
    2.125%, 10/13/15.............................       7,000   7,163,499
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,900   1,914,712
Nederlandse Waterschapsbank NV
    2.125%, 09/07/16............................. GBP  10,000  17,251,219
    2.125%, 02/09/17.............................       4,000   4,119,784
                                                              -----------
TOTAL NETHERLANDS................................              50,373,355
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.5%)
Asian Development Bank
    1.000%, 12/15/16............................. GBP  10,000  16,800,416

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Council Of Europe Development Bank
    1.750%, 12/19/16............................. GBP   9,000 $15,399,214
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,201,862
    3.250%, 12/07/16............................. GBP   9,000  15,952,333
    4.875%, 01/17/17.............................       4,000   4,429,240
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000   9,808,893
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              64,591,958
                                                              -----------

SWEDEN -- (4.8%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................       4,500   4,579,524
Nordea Bank AB
    2.250%, 03/20/15.............................       5,250   5,337,434
    2.750%, 08/11/15............................. EUR   5,000   7,137,163
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       7,000   7,214,739
    1.125%, 12/15/16............................. GBP   8,000  13,450,193
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................       9,250   9,701,816
                                                              -----------
TOTAL SWEDEN.....................................              47,420,869
                                                              -----------

SWITZERLAND -- (0.2%)
Credit Suisse New York
    5.500%, 05/01/14.............................         250     250,000
    3.500%, 03/23/15.............................       1,000   1,027,387
UBS AG
    3.875%, 01/15/15.............................       1,163   1,190,763
                                                              -----------
TOTAL SWITZERLAND................................               2,468,150
                                                              -----------

UNITED KINGDOM -- (7.0%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................       1,500   1,513,286
    5.000%, 09/22/16.............................       1,700   1,858,948
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................       1,500   1,549,867
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................       3,100   3,147,253
    1.250%, 02/14/17.............................       1,200   1,200,980
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................       2,000   2,222,518
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................       5,000   5,347,795
Network Rail Infrastructure Finance P.L.C.
    1.125%, 12/15/16............................. GBP  13,000  21,916,222

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED KINGDOM -- (Continued)
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................   $   3,850 $ 3,870,605
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       6,300   6,434,675
United Kingdom Gilt
    4.000%, 09/07/16............................. GBP   9,000  16,298,945
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................       3,951   3,992,300
                                                              -----------
TOTAL UNITED KINGDOM.............................              69,353,394
                                                              -----------

UNITED STATES -- (39.8%)
AbbVie, Inc.
    1.200%, 11/06/15.............................       4,000   4,033,188
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................       1,250   1,257,925
    2.600%, 11/23/15.............................       3,295   3,396,292
Aflac, Inc.
    3.450%, 08/15/15.............................         800     830,077
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................       3,615   3,714,076
Allstate Corp. (The)
    5.000%, 08/15/14.............................       2,130   2,156,955
Altria Group, Inc.
    4.125%, 09/11/15.............................       2,170   2,270,744
American Express Credit Corp.
    5.125%, 08/25/14.............................       1,700   1,724,789
    1.750%, 06/12/15.............................       1,200   1,216,949
    2.750%, 09/15/15.............................       2,250   2,317,511
American International Group, Inc.
    3.000%, 03/20/15.............................       6,000   6,131,724
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................         813     870,761
Amgen, Inc.
    1.875%, 11/15/14.............................       1,825   1,839,328
    4.850%, 11/18/14.............................       1,000   1,024,275
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................       7,000   7,802,207
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................       6,000   6,717,246
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................       2,000   2,007,986
Apache Corp.
    5.625%, 01/15/17.............................       1,500   1,676,985
Apple, Inc.
    0.450%, 05/03/16.............................      10,000   9,985,270
AT&T, Inc.
    2.500%, 08/15/15.............................       4,600   4,713,781
    2.400%, 08/15/16.............................       1,000   1,031,803
AutoZone, Inc.
    6.950%, 06/15/16.............................       3,000   3,352,830

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    1.500%, 10/09/15............................. $     5,000 $5,047,845
    3.750%, 07/12/16.............................       1,500  1,583,795
Becton Dickinson and Co.
    1.750%, 11/08/16.............................       1,500  1,532,895
BlackRock, Inc.
    3.500%, 12/10/14.............................       2,000  2,039,420
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................       4,400  4,374,432
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................         200    206,036
Capital One Financial Corp.
    7.375%, 05/23/14.............................       1,189  1,193,137
    2.150%, 03/23/15.............................       4,700  4,769,536
Cardinal Health, Inc.
    4.000%, 06/15/15.............................       3,000  3,103,776
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................       5,000  5,183,800
    1.350%, 09/06/16.............................       2,000  2,022,410
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................       5,000  5,509,550
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................       3,000  3,011,052
Citigroup, Inc.
    6.375%, 08/12/14.............................         636    646,105
    5.300%, 01/07/16.............................       2,716  2,908,480
CNA Financial Corp.
    5.850%, 12/15/14.............................       3,277  3,383,843
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................       9,723  9,822,758
Comcast Corp.
    4.950%, 06/15/16.............................       3,500  3,803,100
    6.500%, 01/15/17.............................       1,000  1,142,855
Comerica, Inc.
    3.000%, 09/16/15.............................       2,277  2,348,762
Computer Sciences Corp.
    2.500%, 09/15/15.............................       3,558  3,627,794
CVS Caremark Corp.
    3.250%, 05/18/15.............................       1,000  1,026,442
Devon Energy Corp.
    1.200%, 12/15/16.............................       6,970  6,994,270
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................       5,000  5,228,415
Dominion Resources, Inc.
    5.150%, 07/15/15.............................       1,400  1,473,885
    2.250%, 09/01/15.............................       5,000  5,103,510
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................       6,000  6,170,574

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Eastman Chemical Co.
    3.000%, 12/15/15............................. $     1,000 $1,031,645
Ecolab, Inc.
    1.000%, 08/09/15.............................       2,000  2,009,420
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................       1,475  1,516,906
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................       1,200  1,245,289
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................       2,666  2,725,740
EOG Resources, Inc.
    2.950%, 06/01/15.............................       2,440  2,503,725
    2.500%, 02/01/16.............................       6,000  6,176,352
Exelon Corp.
    4.900%, 06/15/15.............................         500    522,090
Express Scripts Holding Co.
    2.100%, 02/12/15.............................       4,000  4,046,036
    3.125%, 05/15/16.............................       1,975  2,069,859
Fifth Third Bancorp
    3.625%, 01/25/16.............................       1,000  1,047,258
Fifth Third Bank
    0.900%, 02/26/16.............................       2,000  2,006,010
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................       3,500  3,903,746
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................       3,996  4,017,051
GATX Corp.
    4.750%, 05/15/15.............................       5,240  5,449,532
General Electric Capital Corp.
    1.625%, 07/02/15.............................       2,000  2,026,782
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................       3,000  3,033,834
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................       3,500  3,592,319
    3.625%, 02/07/16.............................       1,000  1,045,659
Google, Inc.
    2.125%, 05/19/16.............................       6,000  6,195,756
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................       1,400  1,442,778
Hewlett-Packard Co.
    2.625%, 12/09/14.............................       1,300  1,315,326
    3.000%, 09/15/16.............................       2,000  2,089,060
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................       1,666  1,708,866
HSBC USA, Inc.
    2.375%, 02/13/15.............................       2,000  2,031,828
Humana, Inc.
    6.450%, 06/01/16.............................       4,500  4,984,564
John Deere Capital Corp.
    2.000%, 01/13/17.............................       1,500  1,542,779

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Johnson Controls, Inc.
    5.500%, 01/15/16............................. $     1,282 $1,380,604
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................       2,800  2,864,422
    3.400%, 06/24/15.............................       1,000  1,030,791
Kellogg Co.
    1.875%, 11/17/16.............................       2,000  2,045,472
KeyBank NA
    1.100%, 11/25/16.............................       1,000  1,002,819
KeyCorp
    3.750%, 08/13/15.............................       3,000  3,115,497
Kroger Co. (The)
    2.200%, 01/15/17.............................       1,000  1,022,849
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................       4,000  4,217,560
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................       1,050  1,116,116
Marathon Oil Corp.
    0.900%, 11/01/15.............................       1,140  1,143,298
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................       1,916  2,041,019
Medtronic, Inc.
    4.750%, 09/15/15.............................       1,087  1,149,057
MetLife, Inc.
    5.500%, 06/15/14.............................       1,250  1,257,283
    5.000%, 06/15/15.............................         500    525,274
Mondelez International, Inc.
    4.125%, 02/09/16.............................       3,716  3,934,010
Morgan Stanley
    3.800%, 04/29/16.............................       6,000  6,313,998
Mylan, Inc.
    1.350%, 11/29/16.............................       2,038  2,044,962
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................       2,800  2,859,839
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................       1,000  1,016,805
Omnicom Group, Inc.
    5.900%, 04/15/16.............................       1,750  1,913,483
PepsiCo, Inc.
    0.700%, 08/13/15.............................       5,595  5,608,148
Philip Morris International, Inc.
    2.500%, 05/16/16.............................       3,224  3,347,154
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................       2,830  2,951,823
PNC Funding Corp.
    5.400%, 06/10/14.............................       2,075  2,085,288
    4.250%, 09/21/15.............................         600    629,199
PPG Industries, Inc.
    1.900%, 01/15/16.............................       2,050  2,087,021
Progress Energy, Inc.
    5.625%, 01/15/16.............................       2,000  2,159,788

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Prudential Financial, Inc.
    3.875%, 01/14/15............................. $     1,000 $ 1,024,348
    6.200%, 01/15/15.............................       2,448   2,544,936
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................       4,000   4,263,368
Qwest Corp.
    7.500%, 10/01/14.............................       2,300   2,359,188
Reynolds American, Inc.
    1.050%, 10/30/15.............................       4,000   4,007,992
Safeway, Inc.
    5.625%, 08/15/14.............................       4,500   4,561,664
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................       1,048   1,064,345
Southern Power Co.
    4.875%, 07/15/15.............................       3,660   3,835,362
Spectra Energy Capital LLC
    5.668%, 08/15/14.............................         955     967,956
Starbucks Corp.
    0.875%, 12/05/16.............................       1,000     997,725
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       4,000   4,202,588
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       2,350   2,399,547
Textron, Inc.
    6.200%, 03/15/15.............................       1,500   1,571,165
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................       2,250   2,305,012
    2.250%, 08/15/16.............................       2,953   3,035,610
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................       4,000   4,081,940
Time Warner, Inc.
    5.875%, 11/15/16.............................       1,000   1,118,598
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................      15,819  16,267,943
Union Bank NA
    3.000%, 06/06/16.............................       1,000   1,044,055
UnitedHealth Group, Inc.
    5.000%, 08/15/14.............................       1,170   1,184,872
    1.875%, 11/15/16.............................       1,000   1,023,950
Valero Energy Corp.
    4.500%, 02/01/15.............................         900     926,823
Verizon Communications, Inc.
    0.700%, 11/02/15.............................       3,000   3,005,145
Walgreen Co.
    1.000%, 03/13/15.............................       3,720   3,736,989
Walt Disney Co. (The)
    0.875%, 12/01/14.............................       1,500   1,504,547
    1.125%, 02/15/17.............................       2,000   2,010,470
WellPoint, Inc.
    5.000%, 12/15/14.............................       2,500   2,570,982
    5.250%, 01/15/16.............................       3,000   3,221,856
Wells Fargo & Co.
    3.750%, 10/01/14.............................       2,300   2,332,577
    1.250%, 02/13/15.............................       1,000   1,007,168

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
    1.500%, 07/01/15............................. $     2,500 $  2,527,770
Western Union Co. (The)
    5.930%, 10/01/16.............................       2,348    2,591,974
Whirlpool Corp.
    1.350%, 03/01/17.............................       2,000    1,999,794
Williams Partners L.P.
    3.800%, 02/15/15.............................       2,300    2,355,662
Xerox Corp.
    4.250%, 02/15/15.............................       3,500    3,601,892
Yum! Brands, Inc.
    4.250%, 09/15/15.............................       2,485    2,601,350
Zimmer Holdings, Inc.
    1.400%, 11/30/14.............................       1,000    1,004,458
                                                              ------------
TOTAL UNITED STATES..............................              396,336,589
                                                              ------------
TOTAL BONDS......................................              822,234,992
                                                              ------------

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
AGENCY OBLIGATIONS -- (6.8%)
Federal National Mortgage Association
      0.500%, 03/30/16............................. $    27,000 $ 27,039,879
      1.375%, 11/15/16.............................      30,000   30,503,160
      0.750%, 04/20/17.............................      10,000    9,948,320
                                                                ------------
TOTAL AGENCY OBLIGATIONS...........................               67,491,359
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
++^^  0.375%, 11/15/15.............................      75,000   75,161,100
      0.875%, 12/31/16.............................      30,000   30,112,500
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS....................              105,273,600
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $988,722,714)..............................              $994,999,951
                                                                ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ---------------------------------------------
                                           Level 1      Level 2    Level 3     Total
                                          ---------- ------------  ------- ------------
Bonds
  Australia..............................         -- $ 51,245,670    --    $ 51,245,670
  Canada.................................         --   74,182,591    --      74,182,591
  Finland................................         --   15,533,550    --      15,533,550
  France.................................         --    7,712,550    --       7,712,550
  Germany................................         --   29,104,982    --      29,104,982
  Japan..................................         --   13,911,334    --      13,911,334
  Netherlands............................         --   50,373,355    --      50,373,355
  Supranational Organization Obligations.         --   64,591,958    --      64,591,958
  Sweden.................................         --   47,420,869    --      47,420,869
  Switzerland............................         --    2,468,150    --       2,468,150
  United Kingdom.........................         --   69,353,394    --      69,353,394
  United States..........................         --  396,336,589    --     396,336,589
Agency Obligations.......................         --   67,491,359    --      67,491,359
U.S. Treasury Obligations................         --  105,273,600    --     105,273,600
Swap Agreements**........................         --     (984,679)   --        (984,679)
Futures Contracts**...................... $2,080,114           --    --       2,080,114
Forward Currency Contracts**.............         --   (1,248,175)   --      (1,248,175)
                                          ---------- ------------    --    ------------
TOTAL.................................... $2,080,114 $992,767,097    --    $994,847,211
                                          ========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    995,000
Temporary Cash.........................................................................       31,914
Foreign Currencies at Value............................................................            3
Cash...................................................................................       60,813
Receivables:
  Interest.............................................................................        7,580
  Fund Shares Sold.....................................................................        4,131
Unrealized Gain on Swap Contracts......................................................        1,856
Unrealized Gain on Forward Currency Contracts..........................................           88
Prepaid Expenses and Other Assets......................................................           52
                                                                                        ------------
     Total Assets......................................................................    1,101,437
                                                                                        ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................       15,686
  Fund Shares Redeemed.................................................................          292
  Due to Advisor.......................................................................          260
  Futures Margin Variation.............................................................          461
Unrealized Loss on Swap Contracts......................................................        2,841
Unrealized Loss on Forward Currency Contracts..........................................        1,336
Accrued Expenses and Other Liabilities.................................................           28
                                                                                        ------------
     Total Liabilities.................................................................       20,904
                                                                                        ------------
NET ASSETS............................................................................. $  1,080,533
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  116,897,142
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       9.24
                                                                                        ============
Investments at Cost.................................................................... $    988,723
                                                                                        ============
Foreign Currencies at Cost............................................................. $          3
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    979,846
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,470
Accumulated Net Realized Gain (Loss)...................................................       93,054
Net Unrealized Foreign Exchange Gain (Loss)............................................       (1,209)
Net Unrealized Appreciation (Depreciation).............................................        7,372
                                                                                        ------------
NET ASSETS............................................................................. $  1,080,533
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest........................................................................................ $  4,382
                                                                                                   --------
     Total Investment Income......................................................................    4,382
                                                                                                   --------
Expenses
  Investment Advisory Services Fees...............................................................    1,639
  Accounting & Transfer Agent Fees................................................................       27
  Custodian Fees..................................................................................       12
  Filing Fees.....................................................................................       46
  Shareholders' Reports...........................................................................       17
  Directors'/Trustees' Fees & Expenses............................................................        5
  Professional Fees...............................................................................       18
  Other...........................................................................................        5
                                                                                                   --------
     Total Expenses...............................................................................    1,769
                                                                                                   --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (305)
  Fees Paid Indirectly............................................................................       (4)
                                                                                                   --------
  Net Expenses....................................................................................    1,460
                                                                                                   --------
  Net Investment Income (Loss)....................................................................    2,922
                                                                                                   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................................    1,752
    Futures.......................................................................................    4,295
    Swap Contracts................................................................................   91,609
    Foreign Currency Transactions.................................................................   (4,519)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................................    3,495
    Futures.......................................................................................    2,648
    Swap Contracts................................................................................    4,601
    Translation of Foreign Currency Denominated Amounts...........................................     (435)
                                                                                                   --------
  Net Realized and Unrealized Gain (Loss).........................................................  103,446
                                                                                                   --------
Net Increase (Decrease) in Net Assets Resulting from Operations................................... $106,368
                                                                                                   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2014        2013
                                                                                        ----------- ---------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    2,922  $   4,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................      1,752        952
    Futures............................................................................      4,295     (1,683)
    Swap Contracts.....................................................................     91,609    (68,369)
    Foreign Currency Transactions......................................................     (4,519)    (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      3,495         75
    Futures............................................................................      2,648       (717)
    Swap Contracts.....................................................................      4,601     (6,861)
    Translation of Foreign Currency Denominated Amounts................................       (435)       715
                                                                                        ----------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    106,368    (72,989)
                                                                                        ----------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (2,952)    (2,493)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (379)      (472)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (474)      (472)
                                                                                        ----------  ---------
     Total Distributions...............................................................     (3,805)    (3,437)
                                                                                        ----------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................    382,881    552,864
  Shares Issued in Lieu of Cash Distributions..........................................      3,737      3,267
  Shares Redeemed......................................................................   (194,962)  (151,470)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................    191,656    404,661
                                                                                        ----------  ---------
     Total Increase (Decrease) in Net Assets...........................................    294,219    328,235
Net Assets
  Beginning of Period..................................................................    786,314    458,079
                                                                                        ----------  ---------
  End of Period........................................................................ $1,080,533  $ 786,314
                                                                                        ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     44,947     63,019
  Shares Issued in Lieu of Cash Distributions..........................................        435        366
  Shares Redeemed......................................................................    (23,182)   (17,417)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     22,200     45,968
                                                                                        ==========  =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    1,470  $   1,500

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                        Six Months       Year       Year
                                                                                           Ended        Ended      Ended
                                                                                         April 30,     Oct. 31,   Oct. 31,
                                                                                           2014          2013       2012
----------------------------------------------------------------------------------------------------------------------------
                                                                                        (Unaudited)
Net Asset Value, Beginning of Period.................................................. $     8.30     $   9.40   $   9.77
                                                                                       ----------     --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................       0.03         0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................       0.95        (1.10)     (0.37)
                                                                                       ----------     --------   --------
   Total from Investment Operations...................................................       0.98        (1.04)     (0.30)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................      (0.03)       (0.04)     (0.06)
  Net Realized Gains..................................................................      (0.01)       (0.02)     (0.01)
                                                                                       ----------     --------   --------
   Total Distributions................................................................      (0.04)       (0.06)     (0.07)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................ $     9.24     $   8.30   $   9.40
====================================================================================== ===========    ========   ========
Total Return..........................................................................      11.82%(D)   (11.15)%    (3.08)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................................. $1,080,533     $786,314   $458,079
Ratio of Expenses to Average Net Assets...............................................       0.33%(E)     0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees and Fees Paid Indirectly)..................       0.40%(E)     0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets..................................       0.66%(E)     0.66%      0.79%
Portfolio Turnover Rate...............................................................         39%(D)       64%        69%
----------------------------------------------------------------------------------------------------------------------------

                                                                                            Period
                                                                                       Nov. 9, 2010(a)
                                                                                       to Oct. 31, 2011
----------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..................................................     $  10.00
                                                                                           --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................         0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................        (0.27)
                                                                                           --------
   Total from Investment Operations...................................................        (0.20)
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................        (0.03)
  Net Realized Gains..................................................................           --
                                                                                           --------
   Total Distributions................................................................        (0.03)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................     $   9.77
====================================================================================== ================
Total Return..........................................................................        (2.02)%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................     $230,781
Ratio of Expenses to Average Net Assets...............................................         0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees and Fees Paid Indirectly)..................         0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets..................................         0.64%(C)(E)
Portfolio Turnover Rate...............................................................           50%(D)
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2014, the Portfolio held $234,587,322 in the Subsidiary, representing 21.30% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2014, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2014, approximately $305 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $7

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $140,824  $189,777 $430,523  $144,111

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of bank income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(69,244)       $(1,951)       $71,195

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2012.............................     $2,410         $ 37      $2,447
     2013.............................      2,965          472       3,437

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                 Total Net
                                  Net Investment                              Distributable
                                    Income and   Undistributed   Unrealized     Earnings
                                    Short-Term     Long-Term    Appreciation  (Accumulated
                                  Capital Gains  Capital Gains (Depreciation)    Losses)
                                  -------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.     $1,150         $451         $(3,362)       $(1,761)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                  Federal   Unrealized   Unrealized   Appreciation
                                  Tax Cost Appreciation Depreciation (Depreciation)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $988,723    $7,163       $(886)        $6,277

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2014, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                   Unrealized
                                                                     Foreign
  Settlement Currency                     Contract     Value at     Exchange
     Date    Amount**      Currency        Amount   April 30, 2014 Gain (Loss)
  ---------- -------- ------------------ ---------  -------------- -----------
   05/22/14   (7,148) Canadian Dollar    $  (6,490)   $  (6,518)     $   (28)
   06/09/14  (12,144) Euro                 (16,724)     (16,846)        (122)
   05/13/14  (14,127) New Zealand Dollar   (12,259)     (12,171)          88
   05/08/14  (89,475) UK Pound Sterling   (149,876)    (151,062)      (1,186)
                                         ---------    ---------      -------
                                         $(185,349)   $(186,597)     $(1,248)
                                         =========    =========      =======

* During the six months ended April 30, 2014, the Portfolio's average contract amount of forward currency contracts was $159,130 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               Expiration Number of  Contract Unrealized
      Description                 Date    Contracts*  Amount  Gain (Loss)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  08/14/14      39      $4,146     $(45)
      CBT Wheat Futures.......  07/14/14      72       2,597       91
      Coffee 'C' Futures......  07/21/14      34       2,625      278
      Copper Futures..........  07/29/14      58       4,390       39
      Corn Futures............  07/14/14     242       6,280      276
      Cotton No.2 Futures.....  07/09/14      24       1,131        1
      Gasoline RBOB Futures...  06/30/14      21       2,583       51
      Gold 100 oz Futures.....  08/27/14      61       7,905       72

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     KCB Wheat Futures..........  07/14/14      24         975        54
     LME Nickel Futures.........  07/16/14      16       1,760       199
     LME Prime Aluminum Futures.  07/14/14      69       3,095         3
     LME Zinc Futures...........  07/14/14      29       1,482        31
     Lean Hogs Futures..........  07/15/14      35       1,714         1
     Live Cattle Futures........  08/29/14      39       2,123        39
     NY Harbor ULSD Futures.....  06/30/14      20       2,456         2
     Natural Gas Futures........  06/26/14     153       7,410       514
     Silver Futures.............  07/29/14      27       2,588      (108)
     Soybean Futures............  07/14/14     160      12,101       395
     Soybean Meal Futures.......  07/14/14      42       2,074       161
     Soybean Oil Futures........  07/14/14      81       2,047        34
     Sugar #11 Futures..........  06/30/14     143       2,838       (11)
     WTI Crude Futures..........  06/20/14      59       5,847         3
                                                       -------    ------
                                                       $80,167    $2,080
                                                       =======    ======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2014 the Subsidiary's average notional contract amount of outstanding futures contracts was $51,214 (in thousands).

   At April 30, 2014, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                           Unrealized
                                   Commodity   Expiration      Notional   Appreciation
Counterparty                       Exposure       Date         Amount*   (Depreciation)
------------                     -----------   ----------     ---------  --------------
Citibank, N.A................... Index**        06/30/14  USD $(248,143)     $ (33)
Citibank, N.A................... Natural Gas    07/02/14  USD    66,808       (994)
Citibank, N.A................... Natural Gas    09/02/14  USD   (66,402)       979
Credit Suisse................... Corn           05/30/14  USD   (38,583)       244
Credit Suisse................... Corn           05/30/14  USD   (11,958)       135
Credit Suisse................... Index**        05/30/14  USD  (229,756)       (31)
Credit Suisse................... Corn           05/30/14  USD    12,113       (214)
Credit Suisse................... Corn           05/30/14  USD    38,888       (686)
Deutsche Bank AG, London Branch. Soybean        05/30/14  USD   (33,784)       498
Deutsche Bank AG, London Branch. Index**        05/30/14  USD  (276,178)       (37)
Deutsche Bank AG, London Branch. Soybean        05/30/14  USD    40,782       (814)
UBS AG.......................... Index**        07/31/14  USD  (240,093)       (32)
                                                              ---------      -----
                                                              $(986,306)     $(985)
                                                              =========      =====

  The Portfolio received cash collateral of $7,300 (in thousands) and securities with a market value of $11,592 (in thousands) for swap contracts.

* During the six months ended April 30, 2014 the Subsidiary's average notional value of outstanding swap contracts was $1,003,468 (in thousands).

**Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2014:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Contracts                                  Payables: Futures Margin
                                                        Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                                     Asset Derivatives Value
                                           -------------------------------------------
                                            Total Value    Foreign
                                                 at       Exchange  Commodity   Swap
                                           April 30, 2014 Contracts Contracts Contracts
-                                          -------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD..      4,188          88     2,244*    1,856

                                                   Liability Derivatives Value
                                           -------------------------------------------
                                            Total Value    Foreign
                                                 at       Exchange  Commodity   Swap
                                           April 30, 2014 Contracts Contracts Contracts
-                                          -------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD..     (4,341)     (1,336)     (164)*  (2,841)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Commodity Contracts         Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                              (Depreciation) of: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
                              Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                              Denominated Amounts

Other Contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                              Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                                 Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                           ------------------------------------
                                                   Foreign
                                                  Exchange  Commodity   Swap
                                           Total  Contracts Contracts Contracts
                                           ------ --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. 91,460  (4,444)    4,295    91,609


                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                            -----------------------------------
                                                   Foreign
                                                  Exchange  Commodity   Swap
                                            Total Contracts Contracts Contracts
                                            ----- --------- --------- ---------
 Dimensional Cayman Commodity Fund I, LTD.. 6,786   (463)     2,648     4,601

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2014 (Amounts in thousands):

                                                        Gross Amounts Not
                                                          Offset in the
                                                           Consolidated
                                                           Statement of
                                                      Assets and Liabilities
                                                    -----------------------
                                    Net Amounts of
                                        Assets
                                     Presented in
                          Gross    the Consolidated                                                Gross
                        Amounts of   Statement of                      Cash                     Amounts of
                        Recognized    Assets and       Financial    Collateral    Net           Recognized
Description             Assets (a)   Liabilities    Instruments (b)  Received  Amount (c) -   Liabilities (a)
------------------------------------------------------------------------------------------    ----------------
                                                     Assets
                        ------------------------------------------------------------------    ---------------
DFA Commodity Strategy
 Portfolio
  Forward Currency
   Contracts...........   $   88        $   88               --         --        $88             $1,336
  Swap Contracts.......    1,856         1,856          $(1,856)(f)     --(f)      --              2,841

                                             Gross Amounts Not
                                               Offset in the
                                                Consolidated
                                                Statement of
                                           Assets and Liabilities
                                         --------------------------
                          Net Amounts
                         of Liabilities
                          Presented in
                        the Consolidated
                          Statement of                      Cash
                           Assets and       Financial    Collateral    Net
Description               Liabilities    Instruments (d)  Pledged   Amount (e)
------------------------------------------------------------------------------
                                      Liabilities
                        -------------------------------------------------------
DFA Commodity Strategy
 Portfolio
  Forward Currency
   Contracts...........      $1,336               --         --       $1,336
  Swap Contracts.......       2,841          $(2,841)(f)     --           --

(a)No amounts have been netted against the gross amounts recognized in the Statement of Assets and Liabilities

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2014.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2014, three shareholders held 84% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/13  04/30/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,052.50    0.68%    $3.46
   Institutional Class Shares......... $1,000.00 $1,053.80    0.43%    $2.19
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,083.40    0.08%    $0.41
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   9.9%
              Energy.......................................  10.6%
              Financials...................................  13.9%
              Health Care..................................  13.2%
              Industrials..................................  10.7%
              Information Technology.......................  18.5%
              Materials....................................   3.5%
              Real Estate Investment Trusts................   2.2%
              Telecommunication Services...................   2.5%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $7,124,146,659
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,792,632,219)............................. $7,124,146,659
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (11.4%)
 *   Amazon.com, Inc....................   115,310 $ 35,069,230            0.7%
     Comcast Corp. Class A..............   807,950   41,819,492            0.8%
     Home Depot, Inc. (The).............   436,507   34,706,672            0.7%
     McDonald's Corp....................   306,833   31,106,730            0.6%
     Walt Disney Co. (The)..............   505,068   40,072,095            0.8%
     Other Securities...................            433,654,316            8.1%
                                                   ------------           -----
 Total Consumer Discretionary...........            616,428,535           11.7%
                                                   ------------           -----
 Consumer Staples -- (9.5%)
     Altria Group, Inc..................   617,723   24,776,870            0.5%
     Coca-Cola Co. (The)................ 1,174,494   47,907,610            0.9%
     CVS Caremark Corp..................   366,516   26,653,044            0.5%
     PepsiCo, Inc.......................   471,917   40,532,951            0.8%
     Philip Morris International, Inc...   491,361   41,976,970            0.8%
     Procter & Gamble Co. (The).........   840,453   69,379,395            1.3%
     Wal-Mart Stores, Inc...............   501,495   39,974,166            0.7%
     Other Securities...................            222,247,299            4.2%
                                                   ------------           -----
 Total Consumer Staples.................            513,448,305            9.7%
                                                   ------------           -----
 Energy -- (10.2%)
     Chevron Corp.......................   591,771   74,279,096            1.4%
     ConocoPhillips.....................   380,055   28,241,887            0.5%
     Exxon Mobil Corp................... 1,339,451  137,173,177            2.6%
     Occidental Petroleum Corp..........   246,347   23,587,725            0.4%
     Schlumberger, Ltd..................   405,232   41,151,310            0.8%
     Other Securities...................            247,777,364            4.8%
                                                   ------------           -----
 Total Energy...........................            552,210,559           10.5%
                                                   ------------           -----
 Financials -- (13.4%)
     American Express Co................   283,252   24,764,722            0.5%
     American International Group, Inc..   453,816   24,111,244            0.5%
     Bank of America Corp............... 3,275,795   49,595,536            0.9%
 *   Berkshire Hathaway, Inc. Class B...   558,002   71,898,558            1.4%
     Citigroup, Inc.....................   941,208   45,093,275            0.9%
     JPMorgan Chase & Co................ 1,173,799   65,709,268            1.2%
     Wells Fargo & Co................... 1,484,218   73,676,582            1.4%
     Other Securities...................            369,599,648            6.9%
                                                   ------------           -----
 Total Financials.......................            724,448,833           13.7%
                                                   ------------           -----
 Health Care -- (12.8%)
     AbbVie, Inc........................   492,392   25,643,775            0.5%
     Amgen, Inc.........................   234,029   26,152,741            0.5%
     Bristol-Myers Squibb Co............   509,604   25,526,064            0.5%
 *   Gilead Sciences, Inc...............   476,811   37,424,895            0.7%
     Johnson & Johnson..................   876,872   88,818,365            1.7%
     Merck & Co., Inc...................   911,502   53,377,557            1.0%
     Pfizer, Inc........................ 1,978,510   61,887,793            1.2%
     Other Securities...................            369,084,402            6.9%
                                                   ------------           -----
 Total Health Care......................            687,915,592           13.0%
                                                   ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (10.4%)
      3M Co..............................................    195,143 $   27,142,440            0.5%
      Boeing Co. (The)...................................    211,998     27,351,982            0.5%
      General Electric Co................................  3,109,960     83,626,824            1.6%
      Union Pacific Corp.................................    141,054     26,860,913            0.5%
      United Technologies Corp...........................    260,999     30,884,012            0.6%
      Other Securities...................................               363,864,275            6.9%
                                                                     --------------          ------
Total Industrials........................................               559,730,446           10.6%
                                                                     --------------          ------
Information Technology -- (17.9%)
      Apple, Inc.........................................    276,489    163,153,394            3.1%
      Cisco Systems, Inc.................................  1,596,738     36,900,615            0.7%
*     Facebook, Inc. Class A.............................    529,529     31,655,244            0.6%
*     Google, Inc. Class A...............................     87,499     46,801,465            0.9%
*     Google, Inc. Class C...............................     87,499     46,082,223            0.9%
      Intel Corp.........................................  1,541,166     41,133,721            0.8%
      International Business Machines Corp...............    303,417     59,612,338            1.1%
      MasterCard, Inc. Class A...........................    316,300     23,263,865            0.4%
      Microsoft Corp.....................................  2,341,401     94,592,600            1.8%
      Oracle Corp........................................  1,073,425     43,881,614            0.8%
      QUALCOMM, Inc......................................    524,183     41,258,444            0.8%
      Visa, Inc. Class A.................................    157,121     31,834,286            0.6%
      Other Securities...................................               305,937,266            5.8%
                                                                     --------------          ------
Total Information Technology.............................               966,107,075           18.3%
                                                                     --------------          ------
Materials -- (3.4%)
      Other Securities...................................               182,878,835            3.5%
                                                                     --------------          ------
Real Estate Investment Trusts -- (2.1%)
      Other Securities...................................               115,836,157            2.2%
                                                                     --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................  1,613,962     57,618,443            1.1%
      Verizon Communications, Inc........................  1,283,626     59,983,843            1.2%
      Other Securities...................................                 9,773,159            0.1%
                                                                     --------------          ------
Total Telecommunication Services.........................               127,375,445            2.4%
                                                                     --------------          ------
Utilities -- (3.1%)
      Other Securities...................................               165,559,104            3.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,211,938,886           98.7%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.074%. 61,231,350     61,231,350            1.2%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund..................... 10,498,920    121,472,506            2.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,765,040,167)................................              $5,394,642,742          102.2%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  616,428,535           --   --    $  616,428,535
  Consumer Staples..............    513,448,305           --   --       513,448,305
  Energy........................    552,210,559           --   --       552,210,559
  Financials....................    724,448,833           --   --       724,448,833
  Health Care...................    687,915,592           --   --       687,915,592
  Industrials...................    559,730,446           --   --       559,730,446
  Information Technology........    966,107,075           --   --       966,107,075
  Materials.....................    182,878,835           --   --       182,878,835
  Real Estate Investment Trusts.    115,836,157           --   --       115,836,157
  Telecommunication Services....    127,375,445           --   --       127,375,445
  Utilities.....................    165,559,104           --   --       165,559,104
Temporary Cash Investments......     61,231,350           --   --        61,231,350
Securities Lending Collateral...             -- $121,472,506   --       121,472,506
Futures Contracts**.............        591,423           --   --           591,423
                                 -------------- ------------   --    --------------
TOTAL........................... $5,273,761,659 $121,472,506   --    $5,395,234,165
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA        U.S. Large
                                                                                            International    Company
                                                                                           Value Portfolio  Portfolio
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    7,124,147  $         --
Investments at Value (including $0 and $119,833 of securities on loan, respectively)...... $           --  $  5,211,939
Temporary Cash Investments at Value & Cost................................................             --        61,231
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       121,473
Segregated Cash for Futures Contracts.....................................................             --         2,898
Receivables:
  Dividends, Interest and Tax Reclaims....................................................             --         4,830
  Securities Lending Income...............................................................             --            20
  Fund Shares Sold........................................................................         12,953         4,910
  Futures Margin Variation................................................................             --           214
Prepaid Expenses and Other Assets.........................................................             67            49
                                                                                           --------------  ------------
     Total Assets.........................................................................      7,137,167     5,407,564
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       121,473
  Investment Securities Purchased.........................................................             --         1,550
  Fund Shares Redeemed....................................................................          2,655         2,873
  Due to Advisor..........................................................................          1,150           242
Accrued Expenses and Other Liabilities....................................................            273           583
                                                                                           --------------  ------------
     Total Liabilities....................................................................          4,078       126,721
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    7,133,089  $  5,280,843
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $11,702 and $0 and shares outstanding of
 583,059 and 0, respectively.............................................................. $        20.07  $        N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $7,121,387 and $5,280,843 and shares
 outstanding of 355,005,317 and 354,982,901, respectively................................. $        20.06  $      14.88
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    5,792,632  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  2,582,337
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    6,259,382  $  2,983,253
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         60,195        13,361
Accumulated Net Realized Gain (Loss)......................................................       (518,400)     (345,964)
Net Unrealized Foreign Exchange Gain (Loss)...............................................            397            --
Net Unrealized Appreciation (Depreciation)................................................      1,331,515     2,630,193
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    7,133,089  $  5,280,843
                                                                                           ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        DFA
                                                                                   International U.S. Large
                                                                                       Value      Company
                                                                                    Portfolio*   Portfolio
                                                                                   ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $8,558 and $0, respectively)........   $201,665     $     --
  Interest........................................................................          1           --
  Income from Securities Lending..................................................      4,138           --
  Expenses Allocated from Affiliated Investment Company...........................     (7,284)          --
                                                                                     --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies....    198,520           --
                                                                                     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $4, respectively)............   $     --     $ 52,445
  Interest........................................................................         --            2
  Income from Securities Lending..................................................         --          120
                                                                                     --------     --------
     Total Investment Income......................................................         --       52,567
                                                                                     --------     --------
Expenses
  Investment Advisory Services Fees...............................................         --          634
  Administrative Services Fees....................................................      6,682          887
  Accounting & Transfer Agent Fees................................................         32          148
  S&P 500(R) Fees.................................................................         --           51
  Shareholder Servicing Fees -- Class R2 Shares...................................          8           --
  Custodian Fees..................................................................         --           31
  Filing Fees.....................................................................         63           41
  Shareholders' Reports...........................................................         65           45
  Directors'/Trustees' Fees & Expenses............................................         44           35
  Professional Fees...............................................................         22          111
  Other...........................................................................         24           25
                                                                                     --------     --------
     Total Expenses...............................................................      6,940        2,008
                                                                                     --------     --------
  Net Expenses....................................................................      6,940        2,008
                                                                                     --------     --------
  Net Investment Income (Loss)....................................................    191,580       50,559
                                                                                     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................................     93,970       45,964
    Futures.......................................................................         --        7,403
    Foreign Currency Transactions.................................................        262           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................     74,672      305,650
    Futures.......................................................................        (25)      (1,675)
    Translation of Foreign Currency Denominated Amounts...........................         49           --
                                                                                     --------     --------
  Net Realized and Unrealized Gain (Loss).........................................    168,928      357,342
                                                                                     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $360,508     $407,901
                                                                                     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $6 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                  -----------------------  ----------------------
                                                                  Six Months      Year     Six Months     Year
                                                                     Ended       Ended        Ended      Ended
                                                                   April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                     2014         2013        2014        2013
                                                                  ----------- -----------  ----------- ----------
                                                                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................... $  191,580  $   177,660  $   50,559  $   95,270
  Capital Gain Distributions Received from Investment Securities.         --           --          --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..................................     93,970      296,792      45,964     180,412
    Futures......................................................         --       (1,213)      7,403       8,021
    Foreign Currency Transactions................................        262       (1,636)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................     74,672      993,902     305,650     780,086
    Futures......................................................        (25)          27      (1,675)      2,321
    Translation of Foreign Currency Denominated Amounts..........         49          396          --          --
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations.................................................    360,508    1,465,928     407,901   1,066,519
                                                                  ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares..............................................       (119)        (218)         --          --
    Institutional Class Shares...................................   (145,688)    (189,040)    (49,877)    (94,840)
                                                                  ----------  -----------  ----------  ----------
     Total Distributions.........................................   (145,807)    (189,258)    (49,877)    (94,840)
                                                                  ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................................    812,590    1,466,636     370,836     774,924
  Shares Issued in Lieu of Cash Distributions....................    141,263      178,512      43,658      82,335
  Shares Redeemed................................................   (563,337)  (1,881,241)   (409,011)   (948,938)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions.....    390,516     (236,093)      5,483     (91,679)
                                                                  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets.....................    605,217    1,040,577     363,507     880,000
Net Assets
  Beginning of Period............................................  6,527,872    5,487,295   4,917,336   4,037,336
                                                                  ----------  -----------  ----------  ----------
  End of Period.................................................. $7,133,089  $ 6,527,872  $5,280,843  $4,917,336
                                                                  ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................................     41,533       83,922      25,748      62,326
  Shares Issued in Lieu of Cash Distributions....................      7,230       10,436       3,057       6,727
  Shares Redeemed................................................    (28,832)    (107,838)    (28,360)    (76,529)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...................................................     19,931      (13,480)        445      (7,476)
                                                                  ==========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................... $   60,195  $    14,422  $   13,361  $   12,679

----------
* Net of foreign capital gain taxes withheld of $6, $2, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA International Value Portfolio-Class R2 Shares+
                                                   ----------------------------------------------------------
                                                   Six Months      Year     Year     Year      Year     Year
                                                      Ended       Ended    Ended    Ended     Ended    Ended
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                      2014         2013     2012     2011      2010     2009
---------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 19.46      $15.72   $15.83   $17.82    $17.13   $13.58
                                                     -------      ------   ------   ------    ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.55        0.49     0.51     0.53      0.37     0.42
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.46        3.77    (0.13)   (2.00)     1.29     4.10
                                                     -------      ------   ------   ------    ------   ------
   Total from Investment Operations...............      1.01        4.26     0.38    (1.47)     1.66     4.52
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.40)      (0.52)   (0.49)   (0.52)    (0.97)   (0.97)
                                                     -------      ------   ------   ------    ------   ------
   Total Distributions............................     (0.40)      (0.52)   (0.49)   (0.52)    (0.97)   (0.97)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 20.07      $19.46   $15.72   $15.83    $17.82   $17.13
=================================================  ===========   ======== ======== ========  ======== ========
Total Return......................................      5.25%(D)   27.61%    2.70%   (8.53)%   10.60%   34.86%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $11,702      $5,517   $6,407   $6,102    $4,952   $3,443
Ratio of Expenses to Average Net Assets (B).......      0.68%(E)    0.69%    0.71%    0.71%     0.72%    0.74%
Ratio of Net Investment Income to Average Net
 Assets...........................................      5.65%(E)    2.84%    3.33%    2.97%     2.11%    2.96%
---------------------------------------------------------------------------------------------------------------

                                                          DFA International Value Portfolio-Institutional Class Shares
                                                   --------------------------------------------------------------------------
                                                    Six Months       Year        Year         Year        Year        Year
                                                       Ended        Ended       Ended        Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                       2014          2013        2012         2011        2010        2009
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    19.45     $    15.72  $    15.83  $    17.81   $    16.46  $    12.54
                                                   ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.56           0.52        0.54        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.47           3.78       (0.12)      (1.99)        1.34        3.92
                                                   ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...............       1.03           4.30        0.42       (1.41)        1.73        4.32
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.42)         (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
                                                   ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions............................      (0.42)         (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    20.06     $    19.45  $    15.72  $    15.83   $    17.81  $    16.46
=================================================  ===========    ==========  ==========  ==========   ==========  ==========
Total Return......................................       5.38%(D)      27.90%       2.98%      (8.26)%      10.94%      35.11%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $7,121,387     $6,522,355  $5,480,888  $5,287,323   $5,157,857  $4,437,846
Ratio of Expenses to Average Net Assets (B).......       0.43%(E)       0.43%       0.45%       0.45%        0.45%       0.46%
Ratio of Net Investment Income to Average Net
 Assets...........................................       5.73%(E)       3.00%       3.54%       3.26%        2.34%       3.00%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           U.S. Large Company Portfolio
                                                   -------------------------------------------------------------------------
                                                    Six Months       Year        Year        Year         Year          Year
                                                       Ended        Ended       Ended       Ended        Ended         Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,
                                                       2014          2013        2012        2011         2010          2009
--------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    13.87     $    11.15  $     9.90  $     9.34  $     8.16    $   7.62
                                                   ----------     ----------  ----------  ----------  ----------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.14           0.27        0.22        0.19        0.18        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.01           2.71        1.25        0.56        1.15        0.55
                                                   ----------     ----------  ----------  ----------  ----------    --------
   Total from Investment Operations...............       1.15           2.98        1.47        0.75        1.33        0.73
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.14)         (0.26)      (0.22)      (0.19)      (0.15)      (0.19)
                                                   ----------     ----------  ----------  ----------  ----------    --------
   Total Distributions............................      (0.14)         (0.26)      (0.22)      (0.19)      (0.15)      (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    14.88     $    13.87  $    11.15  $     9.90  $     9.34    $   8.16
=================================================  ===========    ==========  ==========  ==========  ==========    ========
Total Return......................................       8.34%(D)      27.10%      15.02%       8.09%      16.47%      10.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $5,280,843     $4,917,336  $4,037,336  $3,762,013  $3,712,973    $785,689
Ratio of Expenses to Average Net Assets...........       0.08%(E)       0.09%       0.10%       0.10%       0.10%**     0.10%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of Expenses
 and/or Recovery of Previously Waived Fees and
 Fees Paid Indirectly)............................       0.08%(E)       0.10%       0.10%       0.10%       0.11%**     0.13%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.99%(E)       2.13%       2.10%       1.95%       1.99%       2.53%
Portfolio Turnover Rate...........................          2%(D)          3%          4%          4%          1%*       N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and, for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2014, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          Value
Target Fund                     Shares           Acquiring Fund             Shares    (in thousands)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)               Acquiring Fund          Net Assets
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                   DFA International Value Portfolio.  0.20%
                   U.S. Large Company Portfolio*..... 0.035%

   For the six months ended April 30, 2014, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                     U.S. Large Company Portfolio*. 0.025%

   Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
                                       Limitation Amount    Assumed        Recovery
                                       ----------------- ------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......       0.08%            $40            $432

Class R2 Shares
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $201
                    U.S. Large Company Portfolio......  255

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- -------
                U.S. Large Company Portfolio.  $95,742  $76,223

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              Increase       Increase
                                             (Decrease)     (Decrease)
                                           Undistributed   Accumulated
                                           Net Investment  Net Realized
                                               Income     Gains (Losses)
                                           -------------- --------------
        DFA International Value Portfolio.    $(1,204)        $1,204
        U.S. Large Company Portfolio......         --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              Net Investment
                                                Income and
                                                Short-Term
                                              Capital Gains   Total
                                              -------------- --------
           DFA International Value Portfolio
           2012..............................    $180,966    $180,966
           2013..............................     189,258     189,258
           U.S. Large Company Portfolio
           2012..............................      81,785      81,785
           2013..............................      94,840      94,840

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                             Total Net
                                   Net Investment                                          Distributable
                                     Income and                    Other      Unrealized     Earnings
                                     Short-Term   Capital Loss   Temporary   Appreciation  (Accumulated
                                   Capital Gains  Carryforwards Differences (Depreciation)    Losses)
                                   -------------- ------------- ----------- -------------- -------------
DFA International Value Portfolio.    $19,332       $(611,811)         --     $1,251,780    $  659,301
U.S. Large Company Portfolio......     12,923        (180,406)    $46,568      2,060,725     1,939,810

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                         Expires on October 31,
                                         ----------------------
                                           2016       2017       2018    Total
                                          --------    -------   ------- --------
      DFA International Value Portfolio. $611,811         --         -- $611,811
      U.S. Large Company Portfolio......   55,911    $80,822    $43,673  180,406

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $295,092
                  U.S. Large Company Portfolio......  166,609

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $5,798,069  $1,326,078          --     $1,326,078
U.S. Large Company Portfolio......  2,767,776   2,696,937    $(70,070)     2,626,867

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended         Year Ended
                                                         April 30, 2014        Oct. 31, 2013
                                                       ------------------  ---------------------
                                                           (Unaudited)
                                                       ------------------
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  --------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $   9,212      465  $     1,969       112
 Shares Issued in Lieu of Cash Distributions..........       119        6          218        13
 Shares Redeemed......................................    (3,420)    (172)      (4,454)     (249)
                                                       ---------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $   5,911      299  $    (2,267)     (124)
                                                       =========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 803,378   41,068  $ 1,464,667    83,810
 Shares Issued in Lieu of Cash Distributions..........   141,144    7,224      178,294    10,423
 Shares Redeemed......................................  (559,917) (28,660)  (1,876,787) (107,589)
                                                       ---------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 384,605   19,632  $  (233,826)  (13,356)
                                                       =========  =======  ===========  ========

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2014, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                           Unrealized Approximate
                                            Expiration Number of  Contract    Gain       Cash
                         Description           Date    Contracts*  Value     (Loss)   Collateral
                    ----------------------- ---------- ---------- -------- ---------- -----------
U.S. Large Company
  Portfolio........ S&P 500 Index(R) Emini   06/20/14     692     $64,975     $591      $2,898

* During the six months ended April 30, 2014, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $56,884 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of April 30, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts......... Receivables: Futures
                           Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                           Asset Derivatives Value
                                       ------------------------------
                                        Total Value
                                             at
                                       April 30, 2014 Equity Contracts
         -                             -------------- ----------------
         U.S. Large Company Portfolio.      $591            $591*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2014:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                           Realized Gain (Loss) on
                                           Derivatives Recognized in Income
                                           --------------------------------
                                                             Equity
                                               Total          Contracts
                                           ---------      -------------
             U.S. Large Company Portfolio.  $7,403           $7,403

                                            Change in Unrealized
                                           Appreciation (Depreciation) on
                                           Derivatives Recognized in Income
                                           -------------------------------
                                                             Equity
                                               Total          Contracts
                                           ---------      -------------
             U.S. Large Company Portfolio.  $(1,675)         $(1,675)

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2014.

J. Securities Lending:

   As of April 30, 2014, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      4             95%
DFA International Value Portfolio -- Institutional Class Shares.      3             66%
U.S. Large Company Portfolio....................................      3             74%

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     The U.S. Large Cap Value Series
     -
     Actual Fund Return............ $1,000.00 $1,094.50    0.11%    $0.57
     Hypothetical 5% Annual Return. $1,000.00 $1,024.25    0.11%    $0.55

     The DFA International Value Series
     -
     Actual Fund Return............ $1,000.00 $1,055.10    0.22%    $1.12
     Hypothetical 5% Annual Return. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/13  04/30/14    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  976.20    0.13%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,002.10    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,095.20    0.12%    $0.62
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,148.90    0.13%    $0.69
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,103.70    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $  979.50    0.15%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,021.20    0.26%    $1.30
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   7.1%
              Energy.......................................  22.2%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  11.4%
              Information Technology.......................   7.2%
              Materials....................................   3.3%
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.6%
              Energy.......................................  14.3%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................  10.0%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.4%
              Consumer Staples.............................   9.6%
              Energy.......................................   1.1%
              Financials...................................  11.3%
              Health Care..................................   5.1%
              Industrials..................................  29.5%
              Information Technology.......................  11.3%
              Materials....................................  11.2%
              Telecommunication Services...................    --
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.7%
              Consumer Staples.............................   4.1%
              Energy.......................................   6.2%
              Financials...................................  12.7%
              Health Care..................................   5.6%
              Industrials..................................  19.4%
              Information Technology.......................   5.2%
              Materials....................................  11.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  26.0%
              Consumer Staples.............................   4.1%
              Energy.......................................   5.9%
              Financials...................................  14.6%
              Health Care..................................   3.0%
              Industrials..................................  25.6%
              Information Technology.......................   7.8%
              Materials....................................   7.7%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   5.8%
              Energy.......................................   4.3%
              Financials...................................  18.3%
              Health Care..................................   9.1%
              Industrials..................................  26.0%
              Information Technology.......................   9.6%
              Materials....................................   7.6%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   9.7%
              Consumer Staples.............................   3.4%
              Energy.......................................  29.5%
              Financials...................................   7.8%
              Health Care..................................   2.3%
              Industrials..................................  14.4%
              Information Technology.......................   5.9%
              Materials....................................  21.5%
              Telecommunication Services...................   0.3%
              Utilities....................................   5.2%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   8.6%
              Energy.......................................  10.3%
              Financials...................................  25.1%
              Health Care..................................   1.8%
              Industrials..................................   7.7%
              Information Technology.......................  16.6%
              Materials....................................  10.1%
              Other........................................    --
              Telecommunication Services...................   6.7%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.6%
              Consumer Staples.............................   8.8%
              Energy.......................................   2.6%
              Financials...................................  16.2%
              Health Care..................................   5.8%
              Industrials..................................  18.3%
              Information Technology.......................  13.4%
              Materials....................................  12.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.9%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
    Comcast Corp. Class A................  9,873,756 $  511,065,611            3.1%
#   Comcast Corp. Special Class A........  3,813,064    194,580,656            1.2%
    General Motors Co....................  3,716,863    128,157,436            0.8%
    Time Warner Cable, Inc...............  1,876,119    265,395,794            1.6%
    Time Warner, Inc.....................  5,052,904    335,816,000            2.0%
    Other Securities.....................               556,054,796            3.2%
                                                     --------------           -----
Total Consumer Discretionary.............             1,991,070,293           11.9%
                                                     --------------           -----
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co............  3,151,861    137,830,881            0.8%
    CVS Caremark Corp....................  6,986,047    508,025,338            3.0%
    Mondelez International, Inc. Class A.  7,976,433    284,359,836            1.7%
    Other Securities.....................               251,992,010            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,182,208,065            7.1%
                                                     --------------           -----
Energy -- (21.6%)
    Anadarko Petroleum Corp..............  2,644,697    261,877,897            1.6%
    Apache Corp..........................  1,895,772    164,553,010            1.0%
    Baker Hughes, Inc....................  1,938,026    135,468,017            0.8%
    Chevron Corp.........................  4,835,771    606,985,976            3.6%
    ConocoPhillips.......................  6,993,622    519,696,051            3.1%
    Devon Energy Corp....................  1,721,246    120,487,220            0.7%
    Exxon Mobil Corp.....................  1,502,573    153,878,501            0.9%
    Hess Corp............................  1,628,606    145,206,511            0.9%
    Marathon Oil Corp....................  3,640,872    131,617,523            0.8%
    Marathon Petroleum Corp..............  1,752,484    162,893,388            1.0%
    National Oilwell Varco, Inc..........  2,032,845    159,639,318            1.0%
    Occidental Petroleum Corp............  2,152,468    206,098,811            1.2%
    Phillips 66..........................  2,926,797    243,568,046            1.5%
    Valero Energy Corp...................  2,806,975    160,474,761            1.0%
    Other Securities.....................               532,312,812            3.1%
                                                     --------------           -----
Total Energy.............................             3,704,757,842           22.2%
                                                     --------------           -----
Financials -- (22.0%)
    American International Group, Inc....  6,143,899    326,425,354            2.0%
    Bank of America Corp................. 26,957,644    408,138,730            2.4%
    Bank of New York Mellon Corp. (The)..  3,735,585    126,524,264            0.8%
    Capital One Financial Corp...........  2,096,624    154,940,514            0.9%
    Citigroup, Inc.......................  7,932,413    380,041,907            2.3%
    CME Group, Inc.......................  1,612,799    113,524,922            0.7%
    JPMorgan Chase & Co..................  9,265,436    518,679,107            3.1%
    MetLife, Inc.........................  4,300,949    225,154,680            1.3%
    Morgan Stanley.......................  6,887,527    213,031,210            1.3%
    Prudential Financial, Inc............  1,944,264    156,863,220            0.9%
    SunTrust Banks, Inc..................  2,600,602     99,499,033            0.6%
    Other Securities.....................             1,051,677,256            6.3%
                                                     --------------           -----
Total Financials.........................             3,774,500,197           22.6%
                                                     --------------           -----
Health Care -- (9.3%)
    Aetna, Inc...........................  2,009,110    143,550,909            0.9%
*   Express Scripts Holding Co...........  3,072,578    204,572,243            1.2%
    Pfizer, Inc.......................... 16,350,996    511,459,155            3.1%
    Thermo Fisher Scientific, Inc........  1,947,634    222,030,276            1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                           Shares        Value+      of Net Assets**
                                                           ------        ------      ---------------
Health Care -- (Continued)
      WellPoint, Inc.....................................  1,674,297 $   168,568,222            1.0%
      Other Securities...................................                357,718,328            2.1%
                                                                     ---------------          ------
Total Health Care........................................              1,607,899,133            9.6%
                                                                     ---------------          ------
Industrials -- (11.1%)
      CSX Corp...........................................  5,604,703     158,164,719            1.0%
      Eaton Corp. P.L.C..................................  2,273,922     165,177,694            1.0%
      FedEx Corp.........................................    828,737     112,915,416            0.7%
      General Electric Co................................ 12,431,885     334,293,388            2.0%
      Norfolk Southern Corp..............................  1,681,939     158,993,694            1.0%
      Northrop Grumman Corp..............................  1,364,645     165,818,014            1.0%
      Union Pacific Corp.................................  1,891,022     360,107,319            2.2%
      Other Securities...................................                448,194,227            2.5%
                                                                     ---------------          ------
Total Industrials........................................              1,903,664,471           11.4%
                                                                     ---------------          ------
Information Technology -- (7.0%)
      Corning, Inc.......................................  5,762,032     120,484,089            0.7%
      Hewlett-Packard Co.................................  9,619,949     318,035,514            1.9%
      Intel Corp.........................................  5,871,145     156,700,860            0.9%
      Other Securities...................................                606,174,129            3.7%
                                                                     ---------------          ------
Total Information Technology.............................              1,201,394,592            7.2%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan Copper & Gold, Inc................  4,647,012     159,717,802            1.0%
      Other Securities...................................                395,751,544            2.3%
                                                                     ---------------          ------
Total Materials..........................................                555,469,346            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc.......................................... 15,116,213     539,648,804            3.2%
      Other Securities...................................                153,431,442            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                693,080,246            4.1%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 54,600,112            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             16,668,644,297           99.7%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%. 69,498,079      69,498,079            0.4%
                                                                     ---------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                          ----------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund..................... 38,162,068     441,535,131            2.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,925,873,386)...............................              $17,179,677,507          102.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,991,070,293           --   --    $ 1,991,070,293
  Consumer Staples............   1,182,208,065           --   --      1,182,208,065
  Energy......................   3,704,757,842           --   --      3,704,757,842
  Financials..................   3,774,500,197           --   --      3,774,500,197
  Health Care.................   1,607,899,133           --   --      1,607,899,133
  Industrials.................   1,903,664,471           --   --      1,903,664,471
  Information Technology......   1,201,394,592           --   --      1,201,394,592
  Materials...................     555,469,346           --   --        555,469,346
  Telecommunication Services..     693,080,246           --   --        693,080,246
  Utilities...................      54,600,112           --   --         54,600,112
Temporary Cash Investments....      69,498,079           --   --         69,498,079
Securities Lending Collateral.              -- $441,535,131   --        441,535,131
                               --------------- ------------   --    ---------------
TOTAL......................... $16,738,142,376 $441,535,131   --    $17,179,677,507
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (90.6%)
  AUSTRALIA -- (4.6%)
      Santos, Ltd...................... 4,099,271 $ 52,558,232            0.6%
      Wesfarmers, Ltd.................. 2,586,337  102,933,877            1.1%
      Other Securities.................            321,643,082            3.3%
                                                  ------------           -----
  TOTAL AUSTRALIA......................            477,135,191            5.0%
                                                  ------------           -----

  AUSTRIA -- (0.1%)
      Other Securities.................             15,658,992            0.2%
                                                  ------------           -----

  BELGIUM -- (1.2%)
      Other Securities.................            128,323,164            1.4%
                                                  ------------           -----

  CANADA -- (8.0%)
  #   Canadian Natural Resources, Ltd.. 1,849,320   75,352,978            0.8%
      Manulife Financial Corp.......... 3,287,435   61,726,575            0.7%
      Suncor Energy, Inc............... 3,750,370  144,670,082            1.5%
      Other Securities.................            554,656,413            5.8%
                                                  ------------           -----
  TOTAL CANADA.........................            836,406,048            8.8%
                                                  ------------           -----

  DENMARK -- (1.6%)
      Other Securities.................            163,115,860            1.7%
                                                  ------------           -----

  FINLAND -- (0.9%)
      Other Securities.................             94,719,007            1.0%
                                                  ------------           -----

  FRANCE -- (9.5%)
      AXA SA........................... 4,004,754  104,508,095            1.1%
      BNP Paribas SA................... 1,975,744  148,466,225            1.6%
      Cie de St-Gobain................. 1,078,023   66,045,558            0.7%
  #   GDF Suez......................... 3,247,971   81,859,990            0.9%
      Orange SA........................ 3,875,091   62,781,400            0.7%
      Renault SA.......................   740,603   72,408,643            0.8%
      Societe Generale SA.............. 1,296,228   80,725,428            0.8%
      Vivendi SA....................... 3,686,124   99,034,179            1.0%
      Other Securities.................            279,123,896            2.8%
                                                  ------------           -----
  TOTAL FRANCE.........................            994,953,414           10.4%
                                                  ------------           -----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   518,031   90,152,856            1.0%
      Bayerische Motoren Werke AG......   683,720   85,946,981            0.9%
      Daimler AG....................... 2,088,586  194,445,529            2.0%
  #   E.ON SE.......................... 3,638,090   69,687,054            0.7%
  #   Muenchener Rueckversicherungs AG.   297,828   68,845,597            0.7%
      RWE AG........................... 1,358,567   51,844,377            0.6%
      Other Securities.................            207,837,909            2.2%
                                                  ------------           -----
  TOTAL GERMANY........................            768,760,303            8.1%
                                                  ------------           -----

  HONG KONG -- (1.9%)
      Hutchison Whampoa, Ltd........... 5,076,000   69,640,150            0.7%
      Other Securities.................            134,088,552            1.4%
                                                  ------------           -----
  TOTAL HONG KONG......................            203,728,702            2.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities........................            $   18,770,592            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                32,609,956            0.3%
                                                        --------------           -----

ITALY -- (1.6%)
    UniCredit SpA...........................  6,290,570     56,361,264            0.6%
    Other Securities........................               113,430,866            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               169,792,130            1.8%
                                                        --------------           -----

JAPAN -- (18.3%)
    Mitsubishi Corp.........................  3,482,500     62,362,177            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    131,142,580            1.4%
    Mitsui & Co., Ltd.......................  4,220,700     59,859,529            0.6%
    Mizuho Financial Group, Inc............. 42,833,200     83,893,411            0.9%
    Nippon Steel & Sumitomo Metal Corp...... 19,029,940     49,927,655            0.5%
    Sumitomo Mitsui Financial Group, Inc....  1,688,300     66,739,011            0.7%
    Other Securities........................             1,455,186,354           15.2%
                                                        --------------           -----
TOTAL JAPAN.................................             1,909,110,717           20.0%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
    # ArcelorMittal.........................  3,159,312     51,374,315            0.5%
    * ING Groep NV..........................  6,479,202     92,619,251            1.0%
    Other Securities........................               195,212,987            2.1%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               339,206,553            3.6%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 8,078,915            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                70,152,730            0.7%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 8,215,156            0.1%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               118,422,958            1.2%
                                                        --------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  8,200,002     81,554,496            0.8%
    Iberdrola SA............................  9,376,631     65,500,776            0.7%
    Other Securities........................               119,686,535            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               266,741,807            2.8%
                                                        --------------           -----

SWEDEN -- (2.9%)
    Nordea Bank AB..........................  5,366,449     77,763,053            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,832,490            0.6%
    Other Securities........................               163,261,946            1.7%
                                                        --------------           -----
TOTAL SWEDEN................................               297,857,489            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.8%)
    Credit Suisse Group AG..................  1,928,358     61,134,025            0.6%
    Holcim, Ltd.............................    887,877     81,432,888            0.9%
    Novartis AG.............................  2,434,443    211,632,207            2.2%
    Novartis AG ADR.........................    681,571     59,255,783            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value++     of Net Assets**
                                                ------        -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................  1,412,545 $   123,514,466            1.3%
      UBS AG..................................  4,344,251      90,855,076            1.0%
      Zurich Insurance Group AG...............    321,452      92,179,146            1.0%
      Other Securities........................                194,865,896            2.0%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                914,869,487            9.6%
                                                          ---------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C....................  2,938,851      78,564,591            0.8%
      Barclays P.L.C. Sponsored ADR...........  5,037,005      86,183,156            0.9%
      BP P.L.C. Sponsored ADR.................  6,938,726     351,238,309            3.7%
      Glencore Xstrata P.L.C..................  9,442,477      50,949,377            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR......  1,892,534      97,124,844            1.0%
      Kingfisher P.L.C........................  8,040,406      56,896,948            0.6%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210     281,309,727            3.0%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142      59,459,881            0.6%
      Vodafone Group P.L.C.................... 19,078,000      72,431,667            0.8%
      Vodafone Group P.L.C. Sponsored ADR.....  2,056,797      78,076,025            0.8%
      Other Securities........................                401,284,528            4.2%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,613,519,053           16.9%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,450,148,224           99.1%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                 28,133,374            0.3%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                         --            0.0%
                                                          ---------------          ------

FRANCE -- (0.0%)
      Other Securities........................                    304,214            0.0%
                                                          ---------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                     49,049            0.0%
                                                          ---------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  1,734,756            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                  2,088,019            0.0%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount        Value+
                                                -------       ------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 82,550,804     955,112,801           10.0%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,605,115,658).....................              $10,435,482,418          109.4%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $    1,974,118 $  475,161,073   --    $   477,135,191
  Austria.....................             --     15,658,992   --         15,658,992
  Belgium.....................      3,952,688    124,370,476   --        128,323,164
  Canada......................    836,406,048             --   --        836,406,048
  Denmark.....................             --    163,115,860   --        163,115,860
  Finland.....................      2,128,584     92,590,423   --         94,719,007
  France......................      5,948,762    989,004,652   --        994,953,414
  Germany.....................     76,929,392    691,830,911   --        768,760,303
  Hong Kong...................             --    203,728,702   --        203,728,702
  Ireland.....................      6,301,524     12,469,068   --         18,770,592
  Israel......................             --     32,609,956   --         32,609,956
  Italy.......................     24,068,580    145,723,550   --        169,792,130
  Japan.......................     62,859,115  1,846,251,602   --      1,909,110,717
  Netherlands.................     27,544,627    311,661,926   --        339,206,553
  New Zealand.................             --      8,078,915   --          8,078,915
  Norway......................        322,262     69,830,468   --         70,152,730
  Portugal....................             --      8,215,156   --          8,215,156
  Singapore...................             --    118,422,958   --        118,422,958
  Spain.......................     15,348,649    251,393,158   --        266,741,807
  Sweden......................     11,416,422    286,441,067   --        297,857,489
  Switzerland.................    102,217,682    812,651,805   --        914,869,487
  United Kingdom..............    996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
  Germany.....................             --     28,133,374   --         28,133,374
Rights/Warrants
  Australia...................             --             --   --                 --
  France......................             --        304,214   --            304,214
  Hong Kong...................             --         49,049   --             49,049
  Spain.......................             --      1,734,756   --          1,734,756
Securities Lending Collateral.             --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL......................... $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (17.8%)
#   Accordia Golf Co., Ltd......................   575,900 $  7,387,781            0.3%
    Aoyama Trading Co., Ltd.....................   315,900    7,839,037            0.4%
    Autobacs Seven Co., Ltd.....................   378,000    5,848,087            0.3%
    Nifco, Inc..................................   277,500    7,750,861            0.4%
    Resorttrust, Inc............................   401,216    6,295,018            0.3%
#   Shimachu Co., Ltd...........................   273,900    6,018,295            0.3%
    Toyo Tire & Rubber Co., Ltd................. 1,040,000    7,755,129            0.4%
    Other Securities............................            399,151,836           17.8%
                                                           ------------           -----
Total Consumer Discretionary....................            448,046,044           20.2%
                                                           ------------           -----
Consumer Staples -- (8.4%)
    Kose Corp...................................   176,000    5,849,699            0.3%
    Nichirei Corp............................... 1,382,000    6,710,948            0.3%
    Pigeon Corp.................................   191,600    8,578,134            0.4%
    Sapporo Holdings, Ltd....................... 1,874,000    7,945,790            0.4%
#   UNY Group Holdings Co., Ltd................. 1,183,300    7,636,496            0.4%
    Other Securities............................            173,384,344            7.7%
                                                           ------------           -----
Total Consumer Staples..........................            210,105,411            9.5%
                                                           ------------           -----
Energy -- (1.0%)
    Other Securities............................             23,937,414            1.1%
                                                           ------------           -----
Financials -- (9.8%)
    Awa Bank, Ltd. (The)........................ 1,095,000    5,863,553            0.3%
    Daishi Bank, Ltd. (The)..................... 2,006,000    7,245,069            0.3%
    Juroku Bank, Ltd. (The)..................... 1,985,000    6,934,046            0.3%
#*  Leopalace21 Corp............................ 1,247,000    6,449,102            0.3%
    Musashino Bank, Ltd. (The)..................   196,000    6,280,815            0.3%
    San-In Godo Bank, Ltd. (The)................   961,000    6,342,751            0.3%
    Other Securities............................            208,060,708            9.3%
                                                           ------------           -----
Total Financials................................            247,176,044           11.1%
                                                           ------------           -----
Health Care -- (4.5%)
#   Kaken Pharmaceutical Co., Ltd...............   440,000    7,582,213            0.3%
    Nihon Kohden Corp...........................   179,000    7,330,666            0.3%
    Rohto Pharmaceutical Co., Ltd...............   382,100    6,740,824            0.3%
#   Ship Healthcare Holdings, Inc...............   193,400    6,595,411            0.3%
    Other Securities............................             83,698,202            3.8%
                                                           ------------           -----
Total Health Care...............................            111,947,316            5.0%
                                                           ------------           -----
Industrials -- (25.7%)
#   Aica Kogyo Co., Ltd.........................   282,300    5,903,544            0.3%
    Daifuku Co., Ltd............................   505,000    5,822,461            0.3%
    DMG Mori Seiki Co., Ltd.....................   504,000    6,287,404            0.3%
    Fujikura, Ltd............................... 2,042,000    8,792,791            0.4%
#   Furukawa Electric Co., Ltd.................. 3,973,000    8,945,051            0.4%
    Glory, Ltd..................................   305,500    7,903,712            0.4%
#   Iwatani Corp................................ 1,022,000    5,997,386            0.3%
    Kyowa Exeo Corp.............................   482,300    6,238,888            0.3%
#   Maeda Corp..................................   845,000    6,288,202            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 4,170,000    8,090,757            0.4%
#*  Nippon Sheet Glass Co., Ltd................. 5,424,000    6,957,041            0.3%
    Nishimatsu Construction Co., Ltd............ 1,855,000    6,674,929            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             Percentage
                                                  Shares       Value++     of Net Assets**
                                                  ------       -------     ---------------
Industrials -- (Continued)
      Nisshinbo Holdings, Inc...................    839,000 $    7,187,941            0.3%
#     OKUMA Corp................................    792,000      6,779,020            0.3%
      OSG Corp..................................    401,700      6,474,736            0.3%
      Sankyu, Inc...............................  1,545,000      5,889,261            0.3%
      Sanwa Holdings Corp.......................  1,215,000      7,422,723            0.3%
      Other Securities..........................               528,825,107           23.7%
                                                            --------------          ------
Total Industrials...............................               646,480,954           29.2%
                                                            --------------          ------
Information Technology -- (9.9%)
#     Anritsu Corp..............................    606,100      6,787,474            0.3%
#     Horiba, Ltd...............................    218,850      7,564,844            0.4%
      IT Holdings Corp..........................    448,301      6,949,558            0.3%
      Japan Aviation Electronics Industry, Ltd..    349,600      5,950,871            0.3%
#     Oki Electric Industry Co., Ltd............  3,320,000      6,499,146            0.3%
#     Taiyo Yuden Co., Ltd......................    619,100      7,654,809            0.4%
      Other Securities..........................               206,580,090            9.2%
                                                            --------------          ------
Total Information Technology....................               247,986,792           11.2%
                                                            --------------          ------
Materials -- (9.8%)
      Mitsui Mining & Smelting Co., Ltd.........  3,353,000      8,314,258            0.4%
      Nihon Parkerizing Co., Ltd................    271,000      5,906,762            0.3%
#     NOF Corp..................................    833,000      5,777,172            0.3%
      Sumitomo Osaka Cement Co., Ltd............  2,274,000      9,043,980            0.4%
      Toyobo Co., Ltd...........................  4,867,000      7,859,484            0.4%
      Other Securities..........................               209,756,702            9.3%
                                                            --------------          ------
Total Materials.................................               246,658,358           11.1%
                                                            --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities..........................                 1,034,943            0.0%
                                                            --------------          ------
Utilities -- (0.5%)
      Other Securities                                          11,294,586            0.5%
                                                            --------------          ------
TOTAL COMMON STOCKS.............................             2,194,667,862           98.9%
                                                            --------------          ------

                                                  Shares/
                                                   Face
                                                  Amount       Value+
                                                 ----------    ------
                                                   (000)
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@  DFA Short Term Investment Fund............ 27,404,988    317,075,711           14.3%
                                                            --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,426,853,978).......................              $2,511,743,573          113.2%
                                                            ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  448,046,044   --    $  448,046,044
  Consumer Staples............ $3,668,423    206,436,988   --       210,105,411
  Energy......................         --     23,937,414   --        23,937,414
  Financials..................  4,498,409    242,677,635   --       247,176,044
  Health Care.................         --    111,947,316   --       111,947,316
  Industrials.................         --    646,480,954   --       646,480,954
  Information Technology......         --    247,986,792   --       247,986,792
  Materials...................         --    246,658,358   --       246,658,358
  Telecommunication Services..         --      1,034,943   --         1,034,943
  Utilities...................         --     11,294,586   --        11,294,586
Securities Lending Collateral.         --    317,075,711   --       317,075,711
                               ---------- --------------   --    --------------
TOTAL......................... $8,166,832 $2,503,576,741   --    $2,511,743,573
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (42.3%)
    Adelaide Brighton, Ltd................  2,293,533 $  8,359,967            0.6%
#   Ansell, Ltd...........................    474,660    7,993,784            0.6%
    Aristocrat Leisure, Ltd...............  2,718,335   12,753,277            0.9%
    Arrium, Ltd...........................  8,470,367    9,439,848            0.7%
#*  Aurora Oil & Gas, Ltd.................  2,641,857   10,038,097            0.7%
    Beach Energy, Ltd.....................  7,988,779   12,784,944            0.9%
*   BlueScope Steel, Ltd..................  1,645,807    9,950,203            0.7%
    carsales.com, Ltd.....................  1,525,864   15,452,742            1.1%
    CSR, Ltd..............................  3,097,442   10,548,682            0.8%
#   David Jones, Ltd......................  4,278,429   15,673,354            1.1%
    Downer EDI, Ltd.......................  2,684,206   12,530,715            0.9%
    DuluxGroup, Ltd.......................  2,795,953   14,933,774            1.1%
    Echo Entertainment Group, Ltd.........  2,941,638    7,737,062            0.6%
    Envestra, Ltd.........................  7,569,682    8,215,136            0.6%
    Fairfax Media, Ltd.................... 12,512,986   11,432,785            0.8%
    Goodman Fielder, Ltd.................. 10,646,991    6,681,884            0.5%
    GrainCorp, Ltd. Class A...............  1,115,664    9,201,387            0.7%
#   iiNET, Ltd............................    980,332    6,544,683            0.5%
#   Invocare, Ltd.........................    761,399    7,548,493            0.5%
    IOOF Holdings, Ltd....................  1,448,038   11,448,962            0.8%
#   Iress, Ltd............................    953,472    7,356,247            0.5%
#   JB Hi-Fi, Ltd.........................    856,886   15,398,204            1.1%
    Mineral Resources, Ltd................  1,031,955   11,204,592            0.8%
#   Monadelphous Group, Ltd...............    707,732   11,539,053            0.8%
#   Myer Holdings, Ltd....................  3,842,110    7,959,500            0.6%
    Navitas, Ltd..........................  1,381,635    9,474,476            0.7%
#   OZ Minerals, Ltd......................  1,930,585    6,644,200            0.5%
    Perpetual, Ltd........................    312,245   13,669,025            1.0%
    Primary Health Care, Ltd..............  1,910,970    8,352,328            0.6%
    Reece Australia, Ltd..................    238,257    6,749,710            0.5%
#*  Sims Metal Management, Ltd............  1,094,048   10,005,822            0.7%
    Spark Infrastructure Group............  7,787,168   12,796,582            0.9%
#   Super Retail Group, Ltd...............  1,291,875   12,227,993            0.9%
#   TPG Telecom, Ltd......................  1,357,245    7,525,986            0.5%
*   Transpacific Industries Group, Ltd....  7,269,623    7,559,759            0.5%
#   UGL, Ltd..............................  1,204,535    7,575,350            0.5%
    Other Securities......................             357,279,418           25.1%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             722,588,024           51.3%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               2,088,732            0.2%
                                                      ------------           -----

HONG KONG -- (21.2%)
    Esprit Holdings, Ltd.................. 12,854,950   21,468,905            1.5%
    Hopewell Holdings, Ltd................  2,385,000    8,209,761            0.6%
#   Luk Fook Holdings International, Ltd..  2,487,000    7,061,737            0.5%
    Melco International Development, Ltd..  4,358,000   13,383,642            1.0%
    Pacific Basin Shipping, Ltd........... 12,828,000    7,535,656            0.5%
#   SA SA International Holdings, Ltd.....  7,820,000    6,560,548            0.5%
    Xinyi Glass Holdings, Ltd............. 13,316,000   10,506,644            0.8%
    Other Securities......................             287,931,533           20.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             362,658,426           25.7%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
NEW ZEALAND -- (7.3%)
#     Fisher & Paykel Healthcare Corp., Ltd..  3,763,394 $   13,265,637            0.9%
      Port of Tauranga, Ltd..................    528,322      6,560,678            0.5%
#     Ryman Healthcare, Ltd..................  2,086,942     15,589,741            1.1%
      Sky Network Television, Ltd............  1,730,057      9,985,491            0.7%
      SKYCITY Entertainment Group, Ltd.......  3,798,254     13,869,634            1.0%
      Other Securities.......................                65,017,257            4.6%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               124,288,438            8.8%
                                                         --------------          ------

SINGAPORE -- (11.1%)
      Singapore Post, Ltd....................  8,837,120      9,983,859            0.7%
      Venture Corp., Ltd.....................  1,650,000     10,106,502            0.7%
      Other Securities.......................               170,174,764           12.1%
                                                         --------------          ------
TOTAL SINGAPORE..............................               190,265,125           13.5%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,401,888,745           99.5%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                   357,205            0.0%
                                                         --------------          ------

HONG KONG -- (0.0%)
      Other Securities.......................                    16,808            0.0%
                                                         --------------          ------

SINGAPORE -- (0.0%)
      Other Securities.......................                     8,531            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                   382,544            0.0%
                                                         --------------          ------

                                               Shares/
                                                Face
                                               Amount       Value+
                                               -------      ------
                                                (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@  DFA Short Term Investment Fund......... 26,673,434    308,611,628           21.9%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,619,552,911)....................              $1,710,882,917          121.4%
                                                         ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Australia................... $234,096 $  722,353,928   --    $  722,588,024
   China.......................       --      2,088,732   --         2,088,732
   Hong Kong...................  255,437    362,402,989   --       362,658,426
   New Zealand.................       --    124,288,438   --       124,288,438
   Singapore...................       --    190,265,125   --       190,265,125
 Rights/Warrants
   Australia...................       --        357,205   --           357,205
   Hong Kong...................       --         16,808   --            16,808
   Singapore...................       --          8,531   --             8,531
 Securities Lending Collateral.       --    308,611,628   --       308,611,628
                                -------- --------------   --    --------------
 TOTAL......................... $489,533 $1,710,393,384   --    $1,710,882,917
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (98.2%)
 Consumer Discretionary -- (25.5%)
     Barratt Developments P.L.C........  4,268,971 $ 26,698,834            1.2%
     Bellway P.L.C.....................    652,849   15,898,650            0.7%
     Berkeley Group Holdings P.L.C.....    650,346   25,234,511            1.2%
     Daily Mail & General Trust P.L.C..  1,328,069   18,306,282            0.9%
     Greene King P.L.C.................  1,421,372   21,399,005            1.0%
     Home Retail Group P.L.C...........  4,196,363   14,499,738            0.7%
     Howden Joinery Group P.L.C........  3,180,986   17,512,897            0.8%
     Inchcape P.L.C....................  2,319,770   25,200,127            1.2%
     Informa P.L.C.....................  3,121,619   25,492,179            1.2%
 *   Persimmon P.L.C...................    904,357   20,069,472            0.9%
     Rightmove P.L.C...................    466,340   18,998,360            0.9%
     Taylor Wimpey P.L.C............... 15,614,170   27,768,941            1.3%
 *   Thomas Cook Group P.L.C...........  7,517,966   22,223,846            1.0%
     William Hill P.L.C................  3,678,697   22,042,897            1.0%
     Other Securities..................             254,217,680           11.8%
                                                   ------------           -----
 Total Consumer Discretionary..........             555,563,419           25.8%
                                                   ------------           -----
 Consumer Staples -- (4.1%)
     Booker Group P.L.C................  7,511,637   18,685,793            0.9%
     Britvic P.L.C.....................  1,240,873   15,197,635            0.7%
     Other Securities..................              54,619,670            2.5%
                                                   ------------           -----
 Total Consumer Staples................              88,503,098            4.1%
                                                   ------------           -----
 Energy -- (5.8%)
 *   Afren P.L.C.......................  5,639,345   14,979,341            0.7%
     AMEC P.L.C........................  1,114,094   23,268,048            1.1%
     John Wood Group P.L.C.............  1,508,579   20,003,334            0.9%
     Premier Oil P.L.C.................  2,484,308   14,225,273            0.7%
     Other Securities..................              53,247,457            2.4%
                                                   ------------           -----
 Total Energy..........................             125,723,453            5.8%
                                                   ------------           -----
 Financials -- (14.4%)
     Amlin P.L.C.......................  2,613,209   19,757,633            0.9%
     Catlin Group, Ltd.................  1,812,653   16,189,202            0.8%
     Close Brothers Group P.L.C........    777,213   18,358,740            0.9%
     Henderson Group P.L.C.............  5,229,541   22,218,077            1.0%
     Hiscox, Ltd.......................  1,645,320   19,629,497            0.9%
     ICAP P.L.C........................  2,874,272   20,133,934            0.9%
     IG Group Holdings P.L.C...........  1,796,260   19,316,253            0.9%
     Man Group P.L.C...................  9,800,117   16,354,917            0.8%
     Other Securities..................             161,296,743            7.4%
                                                   ------------           -----
 Total Financials......................             313,254,996           14.5%
                                                   ------------           -----
 Health Care -- (2.9%)
 *   BTG P.L.C.........................  1,781,080   16,015,427            0.8%
     Hikma Pharmaceuticals P.L.C.......    713,706   18,728,962            0.9%
     Other Securities..................              29,069,010            1.3%
                                                   ------------           -----
 Total Health Care.....................              63,813,399            3.0%
                                                   ------------           -----
 Industrials -- (25.2%)
     Ashtead Group P.L.C...............  2,326,314   34,467,088            1.6%
     Balfour Beatty P.L.C..............  3,596,658   17,080,799            0.8%
     BBA Aviation P.L.C................  2,792,163   14,648,757            0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                         ------      -------     ---------------
Industrials -- (Continued)
       Berendsen P.L.C.................   832,065 $   14,541,122            0.7%
       Bodycote P.L.C.................. 1,253,236     15,464,310            0.7%
       Cobham P.L.C.................... 5,618,202     29,309,381            1.4%
       DCC P.L.C.......................   431,941     22,147,399            1.0%
       Hays P.L.C...................... 7,041,541     17,964,367            0.8%
       Melrose Industries P.L.C........ 3,712,937     17,930,030            0.8%
       Rentokil Initial P.L.C.......... 7,336,389     14,782,500            0.7%
       Rotork P.L.C....................   339,433     14,886,294            0.7%
       Spirax-Sarco Engineering P.L.C..   369,703     18,123,272            0.8%
       Stagecoach Group P.L.C.......... 2,248,039     14,097,073            0.7%
       Other Securities................              303,280,796           14.0%
                                                  --------------          ------
Total Industrials......................              548,723,188           25.4%
                                                  --------------          ------
Information Technology -- (7.7%)
       Halma P.L.C..................... 1,878,529     17,847,458            0.8%
       Spectris P.L.C..................   601,319     22,625,619            1.1%
       Other Securities................              126,510,630            5.8%
                                                  --------------          ------
Total Information Technology...........              166,983,707            7.7%
                                                  --------------          ------
Materials -- (7.5%)
       Croda International P.L.C.......   442,133     19,256,876            0.9%
       DS Smith P.L.C.................. 4,875,734     25,983,032            1.2%
       Other Securities................              118,648,706            5.5%
                                                  --------------          ------
Total Materials........................              163,888,614            7.6%
                                                  --------------          ------
Telecommunication Services -- (2.6%)
       Inmarsat P.L.C.................. 2,296,017     28,251,173            1.3%
       Other Securities................               29,524,691            1.4%
                                                  --------------          ------
Total Telecommunication Services.......               57,775,864            2.7%
                                                  --------------          ------
Utilities -- (2.5%)
       Drax Group P.L.C................ 2,103,725     23,549,099            1.1%
       Pennon Group P.L.C.............. 2,007,940     25,704,962            1.2%
       Other Securities................                5,970,020            0.3%
                                                  --------------          ------
Total Utilities........................               55,224,081            2.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            2,139,453,819           99.2%
                                                  --------------          ------

PREFERRED STOCKS -- (0.0%)
       Other Securities................                   24,556            0.0%
                                                  --------------          ------

                                         Shares/
                                          Face
                                         Amount      Value+
                                         -------     ------
                                          (000)
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@   DFA Short Term Investment Fund.. 3,383,365     39,145,532            1.8%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,426,290,113)..............             $2,178,623,907          101.0%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  555,563,419   --    $  555,563,419
  Consumer Staples............         --     88,503,098   --        88,503,098
  Energy...................... $1,369,297    124,354,156   --       125,723,453
  Financials..................         --    313,254,996   --       313,254,996
  Health Care.................         --     63,813,399   --        63,813,399
  Industrials.................    141,153    548,582,035   --       548,723,188
  Information Technology......         --    166,983,707   --       166,983,707
  Materials...................         --    163,888,614   --       163,888,614
  Telecommunication Services..         --     57,775,864   --        57,775,864
  Utilities...................         --     55,224,081   --        55,224,081
Preferred Stocks..............         --         24,556   --            24,556
Securities Lending Collateral.         --     39,145,532   --        39,145,532
                               ---------- --------------   --    --------------
TOTAL......................... $1,510,450 $2,177,113,457   --    $2,178,623,907
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (83.4%)
     AUSTRIA -- (2.1%)
         Other Securities..........           $ 91,183,148            2.5%
                                              ------------           -----
     BELGIUM -- (2.7%)
         Ackermans & van Haaren NV.   118,073   15,268,356            0.4%
         Other Securities..........            101,424,201            2.8%
                                              ------------           -----
     TOTAL BELGIUM.................            116,692,557            3.2%
                                              ------------           -----

     DENMARK -- (4.1%)
         GN Store Nord A.S.........   772,340   18,658,711            0.5%
     *   Jyske Bank A.S............   301,282   16,564,443            0.5%
     *   Topdanmark A.S............   507,925   14,861,733            0.4%
     *   Vestas Wind Systems A.S...   533,999   23,715,469            0.7%
         Other Securities..........            102,172,521            2.8%
                                              ------------           -----
     TOTAL DENMARK.................            175,972,877            4.9%
                                              ------------           -----

     FINLAND -- (5.7%)
     #   Elisa Oyj.................   702,558   20,996,081            0.6%
         Kesko Oyj Class B.........   315,046   12,895,665            0.4%
     #   Metso Oyj.................   499,824   20,117,792            0.6%
     #   Neste Oil Oyj.............   609,759   12,540,136            0.4%
         Other Securities..........            180,019,515            4.8%
                                              ------------           -----
     TOTAL FINLAND.................            246,569,189            6.8%
                                              ------------           -----

     FRANCE -- (10.8%)
     *   Alcatel-Lucent............ 4,446,911   17,635,210            0.5%
     #   Ingenico..................   157,666   13,758,146            0.4%
         Lagardere SCA.............   498,840   20,906,648            0.6%
     #   Neopost SA................   167,752   13,774,636            0.4%
     #*  Peugeot SA................ 1,076,690   19,049,823            0.5%
         Teleperformance...........   275,593   15,805,902            0.4%
         Other Securities..........            364,428,615           10.0%
                                              ------------           -----
     TOTAL FRANCE..................            465,358,980           12.8%
                                              ------------           -----

     GERMANY -- (12.0%)
     *   Aareal Bank AG............   423,110   19,232,324            0.5%
     #   Deutsche Wohnen AG........   837,032   17,968,901            0.5%
         Freenet AG................   498,012   17,247,703            0.5%
     #   MTU Aero Engines AG.......   153,372   14,460,904            0.4%
     #   Rheinmetall AG............   195,657   13,034,596            0.4%
         Rhoen Klinikum AG.........   500,406   16,157,728            0.5%
         Stada Arzneimittel AG.....   298,237   13,004,803            0.4%
         Other Securities..........            406,963,205           11.1%
                                              ------------           -----
     TOTAL GERMANY.................            518,070,164           14.3%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities..........                140,446            0.0%
                                              ------------           -----

     IRELAND -- (1.7%)
         Paddy Power P.L.C.........   175,221   13,563,627            0.4%
         Other Securities..........             61,055,913            1.7%
                                              ------------           -----
     TOTAL IRELAND.................             74,619,540            2.1%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
ISRAEL -- (2.1%)
    Other Securities......................            $ 90,746,828            2.5%
                                                      ------------           -----

ITALY -- (8.5%)
    Azimut Holding SpA....................    491,069   15,330,070            0.4%
*   Banca Popolare dell'Emilia Romagna SC.  1,449,109   16,703,718            0.5%
#*  Banca Popolare di Milano SCRL......... 13,321,904   13,472,478            0.4%
#*  Banco Popolare SC.....................  1,398,450   28,900,941            0.8%
*   Finmeccanica SpA......................  1,838,316   17,012,572            0.5%
    Other Securities......................             276,213,451            7.6%
                                                      ------------           -----
TOTAL ITALY...............................             367,633,230           10.2%
                                                      ------------           -----

NETHERLANDS -- (5.0%)
    Aalberts Industries NV................    480,720   16,013,637            0.4%
    Delta Lloyd NV........................    982,406   25,854,916            0.7%
    Fugro NV..............................    187,058   12,395,329            0.3%
    Nutreco NV............................    359,256   16,724,497            0.5%
*   SBM Offshore NV.......................    962,257   17,613,428            0.5%
    Other Securities......................             125,951,348            3.5%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             214,553,155            5.9%
                                                      ------------           -----

NORWAY -- (2.7%)
*   DNO International ASA.................  3,792,519   13,171,371            0.4%
    Other Securities......................             104,476,401            2.8%
                                                      ------------           -----
TOTAL NORWAY..............................             117,647,772            3.2%
                                                      ------------           -----

PORTUGAL -- (1.7%)
#*  Banco Comercial Portugues SA.......... 44,641,579   13,566,339            0.4%
    Other Securities......................              60,933,496            1.7%
                                                      ------------           -----
TOTAL PORTUGAL............................              74,499,835            2.1%
                                                      ------------           -----

SPAIN -- (5.1%)
#   Bolsas y Mercados Espanoles SA........    342,685   14,929,199            0.4%
*   Jazztel P.L.C.........................  1,044,478   16,041,093            0.5%
    Other Securities......................             186,878,491            5.1%
                                                      ------------           -----
TOTAL SPAIN...............................             217,848,783            6.0%
                                                      ------------           -----

SWEDEN -- (8.8%)
    Castellum AB..........................    752,681   12,835,253            0.4%
    Husqvarna AB Class B..................  1,703,432   14,222,953            0.4%
#   JM AB.................................    372,482   12,656,896            0.4%
    Meda AB Class A.......................    976,572   17,553,824            0.5%
    NCC AB Class B........................    373,389   13,081,870            0.4%
    Other Securities......................             309,049,087            8.4%
                                                      ------------           -----
TOTAL SWEDEN..............................             379,399,883           10.5%
                                                      ------------           -----

SWITZERLAND -- (10.4%)
*   Dufry AG..............................     89,373   14,790,930            0.4%
#   Galenica AG...........................     16,866   17,174,300            0.5%
    GAM Holding AG........................    806,220   14,683,775            0.4%
    Georg Fischer AG......................     18,366   14,569,839            0.4%
    Helvetia Holding AG...................     27,336   13,625,582            0.4%
    Lonza Group AG........................    255,221   26,711,567            0.7%
    OC Oerlikon Corp. AG..................    858,856   13,681,316            0.4%
    PSP Swiss Property AG.................    148,327   14,256,468            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
SWITZERLAND -- (Continued)
        Other Securities................            $  320,095,537            8.8%
                                                    --------------          ------
TOTAL SWITZERLAND.......................               449,589,314           12.4%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                   378,477            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             3,600,904,178           99.4%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

FRANCE -- (0.1%)
        Other Securities................                 2,059,874            0.1%
                                                    --------------          ------

ISRAEL -- (0.0%)
        Other Securities................                    10,893            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                   286,655            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   471,463            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                   193,526            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 3,022,411            0.1%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------
                                           (000)
SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@    DFA Short Term Investment Fund.. 61,420,624    710,636,625           19.6%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,155,257,765)...............              $4,314,563,214          119.1%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Austria..................... $    14,102 $   91,169,046   --    $   91,183,148
  Belgium.....................          --    116,692,557   --       116,692,557
  Denmark.....................          --    175,972,877   --       175,972,877
  Finland.....................          --    246,569,189   --       246,569,189
  France......................          --    465,358,980   --       465,358,980
  Germany.....................   9,143,389    508,926,775   --       518,070,164
  Greece......................          --        140,446   --           140,446
  Ireland.....................      93,788     74,525,752   --        74,619,540
  Israel......................          --     90,746,828   --        90,746,828
  Italy.......................          --    367,633,230   --       367,633,230
  Netherlands.................   2,691,653    211,861,502   --       214,553,155
  Norway......................          --    117,647,772   --       117,647,772
  Portugal....................          --     74,499,835   --        74,499,835
  Spain.......................     153,883    217,694,900   --       217,848,783
  Sweden......................   3,828,654    375,571,229   --       379,399,883
  Switzerland.................          --    449,589,314   --       449,589,314
  United Kingdom..............          --        378,477   --           378,477
Rights/Warrants
  Austria.....................          --             --   --                --
  France......................          --      2,059,874   --         2,059,874
  Israel......................          --         10,893   --            10,893
  Italy.......................          --             --   --                --
  Portugal....................          --        286,655   --           286,655
  Spain.......................          --        471,463   --           471,463
  Sweden......................          --        193,526   --           193,526
Securities Lending Collateral.          --    710,636,625   --       710,636,625
                               ----------- --------------   --    --------------
TOTAL......................... $15,925,469 $4,298,637,745   --    $4,314,563,214
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.1%)
Consumer Discretionary -- (7.7%)
#   Cineplex, Inc..........................   271,135 $ 10,219,047            1.2%
#   Corus Entertainment, Inc. Class B......   369,716    8,304,738            1.0%
#*  Imax Corp..............................   229,046    5,870,081            0.7%
    Linamar Corp...........................   269,606   13,496,904            1.6%
    RONA, Inc..............................   681,945    6,875,136            0.8%
    Other Securities.......................             38,233,526            4.4%
                                                      ------------           -----
Total Consumer Discretionary...............             82,999,432            9.7%
                                                      ------------           -----
Consumer Staples -- (2.7%)
    Maple Leaf Foods, Inc..................   500,264    8,265,847            0.9%
    Other Securities.......................             20,983,102            2.5%
                                                      ------------           -----
Total Consumer Staples.....................             29,248,949            3.4%
                                                      ------------           -----
Energy -- (23.7%)
*   Advantage Oil & Gas, Ltd............... 1,098,231    6,953,810            0.8%
*   Bankers Petroleum, Ltd................. 1,277,846    6,960,212            0.8%
*   Bellatrix Exploration, Ltd.............   938,858    9,131,177            1.1%
    Calfrac Well Services, Ltd.............   159,947    5,538,058            0.6%
*   Crew Energy, Inc.......................   542,884    6,151,744            0.7%
#   Enbridge Income Fund Holdings, Inc.....   227,285    5,524,267            0.6%
*   Gran Tierra Energy, Inc................ 1,391,012    9,886,395            1.2%
*   Legacy Oil + Gas, Inc..................   745,800    5,804,182            0.7%
#   Mullen Group, Ltd......................   458,025   12,419,600            1.4%
*   NuVista Energy, Ltd....................   606,009    6,048,755            0.7%
#   Parkland Fuel Corp.....................   353,327    6,543,988            0.8%
#   Pason Systems, Inc.....................   292,560    8,125,110            1.0%
    Secure Energy Services, Inc............   437,854    7,853,848            0.9%
    ShawCor, Ltd...........................   125,996    5,612,084            0.7%
    Trican Well Service, Ltd...............   643,185    9,213,087            1.1%
    Trinidad Drilling, Ltd.................   663,617    7,422,968            0.9%
#   Whitecap Resources, Inc................   848,168   11,189,735            1.3%
    Other Securities.......................            123,066,870           14.1%
                                                      ------------           -----
Total Energy...............................            253,445,890           29.4%
                                                      ------------           -----
Financials -- (6.2%)
    Canadian Western Bank..................   300,957   10,198,023            1.2%
    FirstService Corp......................   138,348    6,828,728            0.8%
#   Home Capital Group, Inc................   241,200   10,191,115            1.2%
    Laurentian Bank of Canada..............   147,250    6,325,013            0.7%
    Other Securities.......................             33,049,262            3.8%
                                                      ------------           -----
Total Financials...........................             66,592,141            7.7%
                                                      ------------           -----
Health Care -- (1.8%)
*   Endo International P.L.C...............    87,493    5,484,827            0.7%
    Other Securities.......................             13,758,022            1.5%
                                                      ------------           -----
Total Health Care..........................             19,242,849            2.2%
                                                      ------------           -----
Industrials -- (11.5%)
*   ATS Automation Tooling Systems, Inc....   455,298    5,898,665            0.7%
#   Black Diamond Group, Ltd...............   199,089    6,259,392            0.7%
    MacDonald Dettwiler & Associates, Ltd..    85,470    6,628,302            0.8%
#   Ritchie Bros Auctioneers, Inc..........   347,194    8,676,286            1.0%
#   Russel Metals, Inc.....................   316,110    9,301,170            1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
Industrials -- (Continued)
      Stantec, Inc......................    228,285 $   13,529,851            1.6%
      TransForce, Inc...................    388,103      8,473,432            1.0%
      WSP Global, Inc...................    189,353      6,480,207            0.8%
      Other Securities..................                58,517,140            6.7%
                                                    --------------          ------
Total Industrials.......................               123,764,445           14.4%
                                                    --------------          ------
Information Technology -- (4.8%)
*     Celestica, Inc....................    949,607     10,535,305            1.2%
#     Davis + Henderson Corp............    380,812     11,027,757            1.3%
      Other Securities..................                29,406,747            3.4%
                                                    --------------          ------
Total Information Technology............                50,969,809            5.9%
                                                    --------------          ------
Materials -- (17.2%)
      Alamos Gold, Inc..................    579,498      5,419,328            0.6%
*     B2Gold Corp.......................  2,539,819      7,299,329            0.9%
      CCL Industries, Inc. Class B......    111,467     10,135,305            1.2%
#     HudBay Minerals, Inc..............    872,492      7,442,909            0.9%
*     Osisko Mining Corp................  1,551,415     11,111,361            1.3%
#     Pan American Silver Corp..........    627,915      8,135,024            1.0%
      Sherritt International Corp.......  1,628,826      6,895,445            0.8%
      Other Securities..................               128,188,750           14.8%
                                                    --------------          ------
Total Materials.........................               184,627,451           21.5%
                                                    --------------          ------
Telecommunication Services -- (0.3%)
      Other Securities..................                 2,808,121            0.3%
                                                    --------------          ------
Utilities -- (4.2%)
#     Algonquin Power & Utilities Corp..    912,415      6,559,765            0.8%
#     Capital Power Corp................    389,209      8,742,599            1.0%
#     Just Energy Group, Inc............    675,567      5,368,540            0.6%
#     Northland Power, Inc..............    373,925      5,844,017            0.7%
#     Superior Plus Corp................    653,197      7,872,572            0.9%
      Other Securities..................                10,170,144            1.2%
                                                    --------------          ------
Total Utilities.........................                44,557,637            5.2%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................               858,256,724           99.7%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------
                                           (000)
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@  DFA Short Term Investment Fund.... 18,400,940    212,898,875           24.7%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,078,682,448)...............              $1,071,155,599          124.4%
                                                    ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 82,999,432           --   --    $   82,999,432
  Consumer Staples............   29,248,949           --   --        29,248,949
  Energy......................  253,445,492 $        398   --       253,445,890
  Financials..................   66,592,141           --   --        66,592,141
  Health Care.................   19,234,585        8,264   --        19,242,849
  Industrials.................  123,764,445           --   --       123,764,445
  Information Technology......   50,969,809           --   --        50,969,809
  Materials...................  184,584,754       42,697   --       184,627,451
  Telecommunication Services..    2,808,121           --   --         2,808,121
  Utilities...................   44,557,637           --   --        44,557,637
Securities Lending Collateral.           --  212,898,875   --       212,898,875
                               ------------ ------------   --    --------------
TOTAL......................... $858,205,365 $212,950,234   --    $1,071,155,599
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (88.9%)
BRAZIL -- (6.7%)
    AMBEV SA ADR........................................  4,150,723 $ 30,092,742            0.8%
    Cielo SA............................................    743,950   13,179,074            0.3%
    Petroleo Brasileiro SA ADR..........................  1,308,418   18,160,842            0.5%
#   Vale SA Sponsored ADR...............................  1,238,400   16,371,648            0.4%
    Other Securities....................................             206,249,292            5.2%
                                                                    ------------          ------
TOTAL BRAZIL............................................             284,053,598            7.2%
                                                                    ------------          ------

CHILE -- (1.5%)
    Other Securities....................................              64,710,527            1.6%
                                                                    ------------          ------

CHINA -- (13.1%)
    Bank of China, Ltd. Class H......................... 64,409,100   28,461,762            0.7%
    China Construction Bank Corp. Class H............... 58,649,590   40,607,391            1.0%
#   China Mobile, Ltd. Sponsored ADR....................    926,803   43,958,266            1.1%
#   CNOOC, Ltd. ADR.....................................    120,801   19,955,117            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185   35,718,118            0.9%
    PetroChina Co., Ltd. ADR............................    143,410   16,538,041            0.4%
    Tencent Holdings, Ltd...............................    812,600   51,182,422            1.3%
    Other Securities....................................             315,817,149            8.0%
                                                                    ------------          ------
TOTAL CHINA.............................................             552,238,266           13.9%
                                                                    ------------          ------

COLOMBIA -- (0.7%)
    Other Securities....................................              29,238,872            0.7%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              12,511,686            0.3%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               4,201,649            0.1%
                                                                    ------------          ------

GREECE -- (0.5%)
    Other Securities....................................              22,410,533            0.6%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,077,981            0.3%
                                                                    ------------          ------

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,530,953   18,415,560            0.5%
    Infosys, Ltd........................................    246,907   13,124,831            0.3%
    ITC, Ltd............................................  2,345,449   13,243,148            0.3%
    Reliance Industries, Ltd............................  1,443,896   22,451,283            0.6%
    Tata Consultancy Services, Ltd......................    504,640   18,333,675            0.5%
    Other Securities....................................             223,122,534            5.6%
                                                                    ------------          ------
TOTAL INDIA.............................................             308,691,031            7.8%
                                                                    ------------          ------

INDONESIA -- (2.9%)
    Astra International Tbk PT.......................... 20,701,010   13,337,497            0.4%
    Other Securities....................................             106,769,377            2.6%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             120,106,874            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                   ------      -------     ---------------
MALAYSIA -- (4.2%)
#   CIMB Group Holdings Bhd.....................  5,534,976 $   12,750,320            0.3%
#   Malayan Banking Bhd.........................  4,820,521     14,632,704            0.4%
    Other Securities............................               149,286,724            3.7%
                                                            --------------          ------
TOTAL MALAYSIA..................................               176,669,748            4.4%
                                                            --------------          ------

MEXICO -- (5.1%)
#   America Movil S.A.B. de C.V. Series L....... 37,750,669     38,060,142            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR..........  1,337,402     16,904,765            0.4%
    Fomento Economico Mexicano S.A.B. de C.V....  1,793,669     16,295,924            0.4%
#   Grupo Financiero Banorte S.A.B. de C.V......  2,819,018     18,722,705            0.5%
    Grupo Mexico S.A.B. de C.V. Series B........  4,225,397     12,725,202            0.3%
    Grupo Televisa S.A.B. Series CPO............  2,556,698     16,751,841            0.4%
#   Wal-Mart de Mexico S.A.B. de C.V. Series V..  5,248,185     13,278,166            0.3%
    Other Securities............................                83,475,903            2.1%
                                                            --------------          ------
TOTAL MEXICO....................................               216,214,648            5.4%
                                                            --------------          ------

PERU -- (0.3%)
    Other Securities............................                12,233,584            0.3%
                                                            --------------          ------

PHILIPPINES -- (1.3%)
    Other Securities............................                55,163,199            1.4%
                                                            --------------          ------

POLAND -- (1.9%)
    Powszechna Kasa Oszczednosci Bank Polski SA.    967,168     13,272,814            0.3%
    Other Securities............................                65,668,845            1.7%
                                                            --------------          ------
TOTAL POLAND....................................                78,941,659            2.0%
                                                            --------------          ------

RUSSIA -- (3.4%)
    Gazprom OAO Sponsored ADR...................  6,186,601     44,710,169            1.1%
    Lukoil OAO Sponsored ADR....................    430,626     22,797,092            0.6%
    Other Securities............................                74,082,277            1.9%
                                                            --------------          ------
TOTAL RUSSIA....................................               141,589,538            3.6%
                                                            --------------          ------

SOUTH AFRICA -- (7.9%)
    FirstRand, Ltd..............................  3,475,911     12,789,231            0.3%
    MTN Group, Ltd..............................  1,869,995     37,515,477            0.9%
    Naspers, Ltd. Class N.......................    444,856     42,038,561            1.1%
    Sasol, Ltd. Sponsored ADR...................    609,116     33,751,118            0.9%
    Standard Bank Group, Ltd....................  1,498,309     19,686,203            0.5%
    Other Securities............................               185,951,484            4.7%
                                                            --------------          ------
TOTAL SOUTH AFRICA..............................               331,732,074            8.4%
                                                            --------------          ------

SOUTH KOREA -- (13.9%)
    Hyundai Mobis...............................     67,404     19,256,211            0.5%
#   Hyundai Motor Co............................    151,763     33,838,057            0.9%
    Kia Motors Corp.............................    270,079     14,984,572            0.4%
    Naver Corp..................................     27,242     19,617,420            0.5%
    POSCO.......................................     47,828     14,129,742            0.4%
    Samsung Electronics Co., Ltd................     81,120    105,777,262            2.7%
    Samsung Electronics Co., Ltd. GDR...........     49,372     31,872,757            0.8%
    Shinhan Financial Group Co., Ltd............    374,876     16,362,733            0.4%
*   SK Hynix, Inc...............................    512,610     19,988,432            0.5%
    Other Securities............................               308,657,620            7.6%
                                                            --------------          ------
TOTAL SOUTH KOREA...............................               584,484,806           14.7%
                                                            --------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                     Shares       Value++     of Net Assets**
                                                     ------       -------     ---------------
TAIWAN -- (13.3%)
      Hon Hai Precision Industry Co., Ltd.......... 12,802,056 $   36,767,003            0.9%
      MediaTek, Inc................................  1,280,995     20,073,171            0.5%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808     98,975,776            2.5%
      Other Securities.............................               403,470,157           10.2%
                                                               --------------          ------
TOTAL TAIWAN.......................................               559,286,107           14.1%
                                                               --------------          ------

THAILAND -- (2.5%)
      Other Securities.............................               103,805,802            2.6%
                                                               --------------          ------

TURKEY -- (1.7%)
      Other Securities.............................                69,707,052            1.8%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             3,740,069,234           94.2%
                                                               --------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL --(4.2%)
      Banco Bradesco SA............................  2,233,995     33,253,187            0.8%
      Itau Unibanco Holding SA.....................  2,568,240     42,386,470            1.1%
      Vale SA......................................  1,529,491     18,122,728            0.5%
      Petroleo Brasileiro SA Sponsored ADR.........  1,981,166     29,321,257            0.8%
      Other Securities.............................                52,447,182            1.3%
                                                               --------------          ------
TOTAL BRAZIL.......................................               175,530,824            4.5%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                    37,233            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,491,365            0.1%
                                                               --------------          ------

INDIA -- (0.0%)
      Other Securities.............................                   104,480            0.0%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               180,163,902            4.6%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                     1,147            0.0%
                                                               --------------          ------

HONG KONG -- (0.0%)
      Other Securities.............................                       674            0.0%
                                                               --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities.............................                        19            0.0%
                                                               --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................                   105,022            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   149,367            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   256,229            0.0%
                                                               --------------          ------
                                                     Shares/
                                                      Face
                                                     Amount       Value+
                                                     -------      ------             -
                                                      (000)
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@  DFA Short Term Investment Fund............... 24,744,687    286,296,034            7.2%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,075,524,424).............................            $4,206,785,399          106.0%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  284,053,598             --   --    $  284,053,598
  Chile.......................     64,710,527             --   --        64,710,527
  China.......................    119,688,115 $  432,550,151   --       552,238,266
  Colombia....................     29,238,872             --   --        29,238,872
  Czech Republic..............             --     12,511,686   --        12,511,686
  Egypt.......................             --      4,201,649   --         4,201,649
  Greece......................             --     22,410,533   --        22,410,533
  Hungary.....................             --     12,077,981   --        12,077,981
  India.......................     26,959,956    281,731,075   --       308,691,031
  Indonesia...................        441,711    119,665,163   --       120,106,874
  Malaysia....................             --    176,669,748   --       176,669,748
  Mexico......................    216,214,648             --   --       216,214,648
  Peru........................     12,233,584             --   --        12,233,584
  Philippines.................        466,980     54,696,219   --        55,163,199
  Poland......................             --     78,941,659   --        78,941,659
  Russia......................      5,314,230    136,275,308   --       141,589,538
  South Africa................     49,122,772    282,609,302   --       331,732,074
  South Korea.................     18,871,719    565,613,087   --       584,484,806
  Taiwan......................     14,168,502    545,117,605   --       559,286,107
  Thailand....................    103,805,802             --   --       103,805,802
  Turkey......................      1,069,174     68,637,878   --        69,707,052
Preferred Stocks
  Brazil......................    175,530,824             --   --       175,530,824
  Chile.......................         37,233             --   --            37,233
  Colombia....................      4,491,365             --   --         4,491,365
  India.......................        104,480             --   --           104,480
Rights/Warrants
  Brazil......................             --          1,147   --             1,147
  Hong Kong...................             --            674   --               674
  Philippines.................             --             19   --                19
  South Korea.................             --        105,022   --           105,022
  Thailand....................             --        149,367   --           149,367
Securities Lending Collateral              --    286,296,034   --       286,296,034
                               -------------- --------------   --    --------------
TOTAL......................... $1,126,524,092 $3,080,261,307   --    $4,206,785,399
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (87.9%)
BRAZIL -- (6.9%)
    ALL -- America Latina Logistica SA...........  2,092,128 $    8,285,005            0.2%
    Anhanguera Educacional Participacoes SA......  2,379,735     14,728,262            0.3%
    Cia Hering...................................  1,041,790     11,007,769            0.3%
    EDP -- Energias do Brasil SA.................  2,249,598      9,776,255            0.2%
    Equatorial Energia SA........................  1,447,935     13,221,194            0.3%
    Estacio Participacoes SA.....................  1,643,304     17,599,327            0.4%
    Mills Estruturas e Servicos de Engenharia SA.    703,026      8,866,057            0.2%
    MRV Engenharia e Participacoes SA............  3,395,133     10,749,922            0.2%
    Odontoprev SA................................  2,549,265     10,232,502            0.2%
    Sul America SA...............................  1,801,909     13,212,784            0.3%
    Totvs SA.....................................    604,100      9,864,461            0.2%
    Other Securities.............................               206,207,230            4.8%
                                                             --------------          ------
TOTAL BRAZIL.....................................               333,750,768            7.6%
                                                             --------------          ------

CHILE -- (1.2%)
    Parque Arauco SA.............................  5,518,473      9,876,927            0.2%
    Vina Concha y Toro SA........................  3,824,015      7,996,983            0.2%
    Other Securities.............................                41,004,617            0.9%
                                                             --------------          ------
TOTAL CHILE......................................                58,878,527            1.3%
                                                             --------------          ------

CHINA -- (12.4%)
#   GOME Electrical Appliances Holding, Ltd...... 43,306,000      8,119,841            0.2%
#   Kingsoft Corp., Ltd..........................  2,937,000      9,102,261            0.2%
    Sino Biopharmaceutical, Ltd.................. 13,536,000     10,605,251            0.3%
    Other Securities.............................               574,418,805           13.1%
                                                             --------------          ------
TOTAL CHINA......................................               602,246,158           13.8%
                                                             --------------          ------

COLOMBIA -- (0.0%)
    Other Securities.............................                   803,444            0.0%
                                                             --------------          ------

GREECE -- (1.0%)
    Other Securities.............................                50,803,666            1.2%
                                                             --------------          ------

HUNGARY -- (0.0%)
    Other Securities.............................                 1,394,021            0.0%
                                                             --------------          ------

INDIA -- (8.1%)
    Aurobindo Pharma, Ltd........................  1,129,123     10,783,152            0.3%
    UPL, Ltd.....................................  2,016,992      8,959,003            0.2%
    Other Securities.............................               376,249,458            8.5%
                                                             --------------          ------
TOTAL INDIA......................................               395,991,613            9.0%
                                                             --------------          ------

INDONESIA -- (3.5%)
    Other Securities.............................               167,842,174            3.8%
                                                             --------------          ------

ISRAEL -- (0.0%)
    Other Securities.............................                    16,234            0.0%
                                                             --------------          ------
MALAYSIA -- (5.8%)
#   Bursa Malaysia Bhd...........................  3,632,100      8,447,507            0.2%
    Other Securities.............................               274,096,774            6.2%
                                                             --------------          ------
TOTAL MALAYSIA...................................               282,544,281            6.4%
                                                             --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         Percentage
                                                               Shares      Value++     of Net Assets**
                                                               ------      -------     ---------------
MEXICO -- (4.6%)
#   Alsea S.A.B. de C.V.....................................  4,006,952 $   13,859,057            0.3%
#   Banregio Grupo Financiero S.A.B. de C.V.................  1,487,396      8,616,670            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  7,354,004     18,679,066            0.4%
*   Gruma S.A.B. de C.V. Class B............................  1,690,397     14,949,375            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.  2,116,469     12,739,824            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......     98,029     11,984,045            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..    713,342      8,730,060            0.2%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,696,510      8,999,468            0.2%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,698,488     23,719,307            0.5%
    Other Securities........................................                99,129,487            2.4%
                                                                        --------------          ------
TOTAL MEXICO................................................               221,406,359            5.1%
                                                                        --------------          ------

PHILIPPINES -- (1.4%)
    Other Securities........................................                69,493,951            1.6%
                                                                        --------------          ------

POLAND -- (2.3%)
    Asseco Poland SA........................................    620,582      9,240,662            0.2%
*   Grupa Lotos SA..........................................    645,490      8,324,023            0.2%
    Lubelski Wegiel Bogdanka SA.............................    272,426     11,151,681            0.3%
    Other Securities........................................                84,097,601            1.9%
                                                                        --------------          ------
TOTAL POLAND................................................               112,813,967            2.6%
                                                                        --------------          ------

SOUTH AFRICA -- (7.4%)
    Aeci, Ltd...............................................    856,959      9,571,562            0.2%
    AVI, Ltd................................................  2,687,799     14,830,459            0.3%
    Barloworld, Ltd.........................................    859,133      9,372,443            0.2%
    Clicks Group, Ltd.......................................  2,275,094     13,872,087            0.3%
    Coronation Fund Managers, Ltd...........................  1,346,747     13,004,885            0.3%
    Nampak, Ltd.............................................  2,490,646      9,291,754            0.2%
*   Northam Platinum, Ltd...................................  2,145,957      8,376,688            0.2%
    Omnia Holdings, Ltd.....................................    513,646     11,042,991            0.3%
    PPC, Ltd................................................  4,213,403     12,258,981            0.3%
    Reunert, Ltd............................................  1,274,935      8,378,275            0.2%
#*  Sappi, Ltd..............................................  4,391,943     13,922,148            0.3%
    Spar Group, Ltd. (The)..................................  1,016,062     11,938,034            0.3%
    Sun International, Ltd..................................    813,283      8,038,794            0.2%
    Tongaat Hulett, Ltd.....................................    744,400      8,850,235            0.2%
    Other Securities........................................               206,766,869            4.7%
                                                                        --------------          ------
TOTAL SOUTH AFRICA..........................................               359,516,205            8.2%
                                                                        --------------          ------

SOUTH KOREA -- (13.6%)
    DGB Financial Group, Inc................................    682,483     10,353,694            0.3%
    Hotel Shilla Co., Ltd...................................    104,723      8,818,864            0.2%
    Hyosung Corp............................................    121,019      8,645,977            0.2%
#   Hyundai Development Co..................................    299,750      8,593,993            0.2%
    Macquarie Korea Infrastructure Fund.....................  1,514,061      9,376,240            0.2%
    Other Securities........................................               614,513,213           14.0%
                                                                        --------------          ------
TOTAL SOUTH KOREA...........................................               660,301,981           15.1%
                                                                        --------------          ------
TAIWAN -- (13.1%)
    Other Securities........................................               637,407,713           14.6%
                                                                        --------------          ------

THAILAND -- (3.9%)
    Other Securities........................................               191,129,803            4.4%
                                                                        --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
TURKEY -- (2.7%)
        Other Securities................            $  130,850,483            3.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,277,191,348           97.7%
                                                    --------------          ------

PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.1%)
        Other Securities................                50,734,982            1.2%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                    15,095            0.0%
                                                    --------------          ------

COLOMBIA -- (0.0%)
        Other Securities................                 1,764,896            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                52,514,973            1.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

INDIA -- (0.0%)
        Other Securities................                    11,605            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                    45,846            0.0%
                                                    --------------          ------

PHILIPPINES -- (0.0%)
        Other Securities................                     9,262            0.0%
                                                    --------------          ------

SOUTH AFRICA -- (0.0%)
        Other Securities................                    12,893            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   517,706            0.0%
                                                    --------------          ------

TAIWAN -- (0.0%)
        Other Securities................                       895            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                   103,908            0.0%
                                                    --------------          ------

TURKEY -- (0.0%)
        Other Securities................                   591,552            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 1,293,667            0.0%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------             -
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@    DFA Short Term Investment Fund.. 46,389,128    536,722,214           12.3%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,396,701,201)..................            $4,867,722,202          111.2%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $333,750,768             --   --    $  333,750,768
  Chile.......................   58,878,527             --   --        58,878,527
  China.......................      138,453 $  602,107,705   --       602,246,158
  Colombia....................      803,444             --   --           803,444
  Greece......................           --     50,803,666   --        50,803,666
  Hungary.....................           --      1,394,021   --         1,394,021
  India.......................      908,836    395,082,777   --       395,991,613
  Indonesia...................    1,931,582    165,910,592   --       167,842,174
  Israel......................           --         16,234   --            16,234
  Malaysia....................           --    282,544,281   --       282,544,281
  Mexico......................  221,229,791        176,568   --       221,406,359
  Philippines.................           --     69,493,951   --        69,493,951
  Poland......................           --    112,813,967   --       112,813,967
  South Africa................   12,889,367    346,626,838   --       359,516,205
  South Korea.................    2,197,056    658,104,925   --       660,301,981
  Taiwan......................           --    637,407,713   --       637,407,713
  Thailand....................  190,762,395        367,408   --       191,129,803
  Turkey......................           --    130,850,483   --       130,850,483
Preferred Stocks
  Brazil......................   50,734,982             --   --        50,734,982
  Chile.......................       15,095             --   --            15,095
  Colombia....................    1,764,896             --   --         1,764,896
Rights/Warrants
  Brazil......................           --             --   --                --
  Chile.......................           --             --   --                --
  India.......................           --         11,605   --            11,605
  Malaysia....................           --         45,846   --            45,846
  Philippines.................           --          9,262   --             9,262
  South Africa................           --         12,893   --            12,893
  South Korea.................       19,596        498,110   --           517,706
  Taiwan......................          895             --   --               895
  Thailand....................           --        103,908   --           103,908
  Turkey......................           --        591,552   --           591,552
Securities Lending Collateral.           --    536,722,214   --       536,722,214
                               ------------ --------------   --    --------------
TOTAL......................... $876,025,683 $3,991,696,519   --    $4,867,722,202
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                              The U.S. Large    The DFA       Small     Pacific Small
                                                                Cap Value    International   Company       Company
                                                                  Series     Value Series*    Series       Series*
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $432,843, $922,064, $296,939
 and $285,587 of securities on loan, respectively)...........  $16,668,644    $ 9,480,370   $2,194,668   $1,402,271
Temporary Cash Investments at Value & Cost...................       69,498             --           --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      441,535        955,113      317,076      308,612
Foreign Currencies at Value..................................           --         34,442          606          990
Cash.........................................................           --         12,095          953        2,102
Receivables:
  Investment Securities Sold.................................       22,131          8,683        1,884        1,890
  Dividends, Interest and Tax Reclaims.......................       14,957         38,974       21,266        1,998
  Securities Lending Income..................................          265          2,482          262          342
Unrealized Gain on Foreign Currency Contracts................           --              8           --           --
Prepaid Expenses and Other Assets............................           --             --            1            2
                                                               -----------    -----------   ----------   ----------
     Total Assets............................................   17,217,030     10,532,167    2,536,716    1,718,207
                                                               -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      441,535        955,113      317,076      308,612
  Investment Securities Purchased............................       61,418         36,644        1,346           --
  Due to Advisor.............................................        1,360          1,541          182          117
Unrealized Loss on Foreign Currency Contracts................           --             10            9           --
Accrued Expenses and Other Liabilities.......................          779            474          182          100
                                                               -----------    -----------   ----------   ----------
     Total Liabilities.......................................      505,092        993,782      318,795      308,829
                                                               -----------    -----------   ----------   ----------
NET ASSETS...................................................  $16,711,938    $ 9,538,385   $2,217,921   $1,409,378
                                                               ===========    ===========   ==========   ==========
Investments at Cost..........................................  $10,414,840    $ 7,650,003   $2,109,778   $1,310,941
                                                               ===========    ===========   ==========   ==========
Foreign Currencies at Cost...................................  $        --    $    34,284   $      605   $      989
                                                               ===========    ===========   ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series*     Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $37,099,
 $654,103, $241,247, $349,865 and
 $652,668 of securities on loan,
 respectively)..............................  $2,139,478   $3,603,927   $  858,257    $3,920,489     $4,331,000
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      39,146      710,637      212,899       286,296        536,722
Foreign Currencies at Value.................       3,585        8,501        1,146         6,932         26,355
Cash........................................         259          677          410        30,539         13,561
Receivables:
  Investment Securities Sold................       2,188        3,006          294        12,474          1,394
  Dividends, Interest and Tax Reclaims......      13,968        7,799          656         8,691          9,595
  Securities Lending Income.................          24        1,682          260           436          1,818
Unrealized Gain on Foreign Currency
 Contracts..................................          --            1           --            --              1
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,198,648    4,336,230    1,073,922     4,265,857      4,920,446
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      39,146      710,637      212,899       286,296        536,722
  Investment Securities Purchased...........       1,734        3,691           --         5,504          6,244
  Due to Advisor............................         178          295           70           327            720
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --           --             8              2
Accrued Expenses and Other Liabilities......         103          218           38           286            402
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      41,161      714,841      213,007       292,421        544,090
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,157,487   $3,621,389   $  860,915    $3,973,436     $4,376,356
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,387,145   $2,444,621   $  865,784    $2,789,228     $3,859,979
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    3,577   $    8,476   $    1,140    $    6,901     $   26,272
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        The Japanese   The Asia
                                                               The U.S.      The DFA       Small     Pacific Small
                                                              Large Cap   International   Company       Company
                                                             Value Series Value Series     Series       Series
                                                             ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $11,473,
   $2,616 and $520, respectively)...........................  $  148,837    $270,261     $  23,549     $ 20,810
  Interest..................................................           3           1            --           --
  Income from Securities Lending............................       1,553       5,549         1,450        1,902
                                                              ----------    --------     ---------     --------
     Total Investment Income................................     150,393     275,811        24,999       22,712
                                                              ----------    --------     ---------     --------
Expenses
  Investment Advisory Services Fees.........................       7,825       8,965         1,115          654
  Accounting & Transfer Agent Fees..........................         403         236            60           39
  Custodian Fees............................................          75         362           212          151
  Shareholders' Reports.....................................           9           5             1            1
  Directors'/Trustees' Fees & Expenses......................          99          59            15            8
  Professional Fees.........................................         172         101            25           14
  Other.....................................................          36          47            15            8
                                                              ----------    --------     ---------     --------
     Total Expenses.........................................       8,619       9,775         1,443          875
                                                              ----------    --------     ---------     --------
  Fees Paid Indirectly......................................          --          (5)           (1)          (3)
                                                              ----------    --------     ---------     --------
  Net Expenses..............................................       8,619       9,770         1,442          872
                                                              ----------    --------     ---------     --------
  Net Investment Income (Loss)..............................     141,774     266,041        23,557       21,840
                                                              ----------    --------     ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.............................     366,497     124,552        45,562        1,126
    Foreign Currency Transactions...........................          --         335          (531)         190
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     907,355     101,142      (122,509)     (15,777)
    Translation of Foreign Currency Denominated Amounts.....          --          66           (91)          (4)
                                                              ----------    --------     ---------     --------
  Net Realized and Unrealized Gain (Loss)...................   1,273,852     226,095       (77,569)     (14,465)
                                                              ----------    --------     ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,415,626    $492,136     $ (54,012)    $  7,375
                                                              ==========    ========     =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                         The United     The
                                                          Kingdom   Continental The Canadian              The Emerging
                                                           Small       Small       Small     The Emerging   Markets
                                                          Company     Company     Company      Markets     Small Cap
                                                           Series     Series       Series       Series       Series
                                                         ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $229,
   $4,968, $1,485, $4,027 and $3,287,
   respectively)........................................  $ 30,967   $ 32,089     $ 8,531      $ 33,520     $35,778
  Interest..............................................        --         21          --             1           1
  Income from Securities Lending........................       149      5,627       1,509         2,174       8,352
                                                          --------   --------     -------      --------     -------
     Total Investment Income............................    31,116     37,737      10,040        35,695      44,131
                                                          --------   --------     -------      --------     -------
Expenses
  Investment Advisory Services Fees.....................     1,048      1,687         386         1,842       4,072
  Accounting & Transfer Agent Fees......................        56         92          20           100         110
  Custodian Fees........................................        62        351          26           674       1,041
  Shareholders' Reports.................................         1          2          --             2           3
  Directors'/Trustees' Fees & Expenses..................        13         21           5            24          26
  Professional Fees.....................................        22         51           8            62         111
  Other.................................................        10         17           3            20          28
                                                          --------   --------     -------      --------     -------
     Total Expenses.....................................     1,212      2,221         448         2,724       5,391
                                                          --------   --------     -------      --------     -------
  Fees Paid Indirectly..................................        --         (1)         (1)           (7)         (4)
                                                          --------   --------     -------      --------     -------
  Net Expenses..........................................     1,212      2,220         447         2,717       5,387
                                                          --------   --------     -------      --------     -------
  Net Investment Income (Loss)..........................    29,904     35,517       9,593        32,978      38,744
                                                          --------   --------     -------      --------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................    59,165     68,682       4,287       (19,598)     44,685
    Futures.............................................        --     (1,000)         --            --          --
    Foreign Currency Transactions.......................       188      1,010         (29)          (37)        (86)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    99,246    367,643      66,933       (80,366)      9,022
    Translation of Foreign Currency Denominated
     Amounts............................................        91         78          17            29          95
                                                          --------   --------     -------      --------     -------
  Net Realized and Unrealized Gain (Loss)...............   158,690    436,413      71,208       (99,972)     53,716
                                                          --------   --------     -------      --------     -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................  $188,594   $471,930     $80,801      $(66,994)    $92,460
                                                          ========   ========     =======      ========     =======

----------
* Net of foreign capital gain taxes withheld of $38, $145, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                          Six Months       Year     Six Months      Year     Six Months     Year
                                             Ended        Ended        Ended       Ended        Ended      Ended
                                           April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2014          2013        2014         2013        2014        2013
                                          -----------  -----------  ----------- -----------  ----------- ----------
                                          (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   141,774  $   250,494  $  266,041  $   252,489  $   23,557  $   37,996
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     366,497    1,042,669     124,552      394,216      45,562      94,606
    Futures..............................          --           --          --       (1,587)         --          --
    Foreign Currency Transactions........          --           --         335       (2,158)       (531)     (2,405)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................     907,355    2,531,751     101,142    1,329,657    (122,509)    403,911
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          66          544         (91)        393
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   1,415,626    3,824,914     492,136    1,973,161     (54,012)    534,501
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................     825,366    1,639,135     469,662    1,055,913      68,555     268,246
  Withdrawals............................    (368,042)  (1,214,213)   (215,543)  (1,475,193)    (78,246)   (207,854)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     457,324      424,922     254,119     (419,280)     (9,691)     60,392
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   1,872,950    4,249,836     746,255    1,553,881     (63,703)    594,893
Net Assets
  Beginning of Period....................  14,838,988   10,589,152   8,792,130    7,238,249   2,281,624   1,686,731
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Period.......................... $16,711,938  $14,838,988  $9,538,385  $ 8,792,130  $2,217,921  $2,281,624
                                          ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $7, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2014        2013        2014         2013        2014        2013
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   21,840  $   51,800  $   29,904   $   55,266  $   35,517  $   70,319
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      1,126       2,045      59,165      110,830      68,682      61,594
    Futures...............................         --          --          --           --      (1,000)         --
    Foreign Currency Transactions.........        190          32         188            8       1,010         (97)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    (15,777)     64,761      99,246      377,497     367,643     843,629
    Translation of Foreign Currency
     Denominated Amounts..................         (4)        (13)         91          (22)         78         123
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      7,375     118,625     188,594      543,579     471,930     975,568
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    193,486     243,954       5,444       20,921      21,726      97,213
  Withdrawals.............................    (56,981)   (100,941)    (24,838)     (41,051)    (90,033)   (100,194)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    136,505     143,013     (19,394)     (20,130)    (68,307)     (2,981)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    143,880     261,638     169,200      523,449     403,623     972,587
Net Assets
  Beginning of Period.....................  1,265,498   1,003,860   1,988,287    1,464,838   3,217,766   2,245,179
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,409,378  $1,265,498  $2,157,487   $1,988,287  $3,621,389  $3,217,766
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $38, $14, $145 and $14, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 The Canadian Small    The Emerging Markets    The Emerging Markets
                                                   Company Series             Series             Small Cap Series
                                                --------------------  ----------------------  ----------------------
                                                Six Months    Year    Six Months     Year     Six Months     Year
                                                   Ended     Ended       Ended      Ended        Ended      Ended
                                                 April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                                   2014       2013       2014        2013        2014        2013
                                                ----------- --------  ----------- ----------  ----------- ----------
                                                (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  9,593   $ 20,407  $   32,978  $   77,332  $   38,744  $   87,786
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     4,287      5,104     (19,598)     24,456      44,685      69,227
    Futures....................................        --         --          --          --          --         463
    Foreign Currency Transactions..............       (29)       (36)        (37)       (130)        (86)     (1,240)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    66,933     14,601     (80,366)    145,893       9,022     144,458
    Translation of Foreign Currency
     Denominated Amounts.......................        17        (11)         29          (8)         95         (41)
                                                 --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    80,801     40,065     (66,994)    247,543      92,460     300,653
                                                 --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................    42,660     42,578     337,722     937,021     316,401   1,276,889
  Withdrawals..................................    (3,750)   (30,525)    (63,452)   (331,711)   (124,028)   (439,369)
                                                 --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................    38,910     12,053     274,270     605,310     192,373     837,520
                                                 --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   119,711     52,118     207,276     852,853     284,833   1,138,173
Net Assets
  Beginning of Period..........................   741,204    689,086   3,766,160   2,913,307   4,091,523   2,953,350
                                                 --------   --------  ----------  ----------  ----------  ----------
  End of Period................................  $860,915   $741,204  $3,973,436  $3,766,160  $4,376,356  $4,091,523
                                                 ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                      The U.S. Large Cap Value Series
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year        Year
                                                    Ended         Ended        Ended       Ended       Ended       Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014           2013         2012        2011        2010        2009
                                               -----------------------------------------------------------------------------
                                                 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return..................................        9.45%(D)       35.68%       18.31%       5.69%      19.96%      11.90%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,711,938     $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets.......        0.11%(E)        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.81%(E)        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate.......................           8%(D)          15%          10%         14%         28%         29%
----------------------------------------------------------------------------------------------------------------------------

                                                                   The DFA International Value Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................       5.51%(D)      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,538,385     $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets.......       0.22%(E)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.22%(E)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net
 Assets.......................................       5.94%(E)       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate.......................          8%(D)         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                    The Japanese Small Company Series
                                               --------------------------------------------------------------------------
                                                 Six Months       Year        Year        Year        Year        Year
                                                    Ended        Ended       Ended       Ended       Ended       Ended
                                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014          2013        2012        2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................      (2.38)%(D)      30.62%       0.54%      10.07%       0.72%      22.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,217,921      $2,281,624  $1,686,731  $1,502,815  $1,211,600  $1,183,036
Ratio of Expenses to Average Net Assets.......       0.13%(E)        0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.13%(E)        0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.11%(E)        1.87%       2.17%       2.07%       1.95%       2.15%
Portfolio Turnover Rate.......................          5%(D)          16%          7%          5%         10%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                    The Asia Pacific Small Company Series
                                                    --------------------------------------------------------------------
                                                     Six Months       Year        Year        Year      Year      Year
                                                        Ended        Ended       Ended       Ended     Ended     Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,  Oct. 31,
                                                        2014          2013        2012        2011      2010      2009
                                                    ---------------------------------------------------------------------
                                                     (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       0.21%(D)      10.97%       7.48%    (5.15)%    28.91%    84.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,409,378     $1,265,498  $1,003,860  $906,734   $935,138  $680,997
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Net Investment Income to Average Net
 Assets............................................       3.34%(E)       4.64%       4.26%     3.78%      3.64%     4.00%
Portfolio Turnover Rate............................          2%(D)          9%         18%       17%        18%       23%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                    The United Kingdom Small Company Series
                                                    -----------------------------------------------------------------------
                                                     Six Months       Year        Year        Year        Year       Year
                                                        Ended        Ended       Ended       Ended       Ended      Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                        2014          2013        2012        2011        2010       2009
                                                    ------------------------------------------------------------------------
                                                     (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       9.52%(D)      37.42%      23.41%       0.20%      25.94%    43.51%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,157,487     $1,988,287  $1,464,838  $1,133,845  $1,036,694  $770,472
Ratio of Expenses to Average Net Assets............       0.12%(E)       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.12%(E)       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Net Investment Income to Average Net
 Assets............................................       2.85%(E)       3.29%       3.37%       3.76%       2.86%     4.02%
Portfolio Turnover Rate............................          4%(D)         17%          6%          7%         15%       10%
----------------------------------------------------------------------------------------------------------------------------

                                                                  The Continental Small Company Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................      14.89%(D)      43.67%       2.29%     (10.75)%      15.37%      43.78%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,621,389     $3,217,766  $2,245,179  $2,001,763   $2,072,484  $1,630,892
Ratio of Expenses to Average Net Assets.......       0.13%(E)       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.13%(E)       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.11%(E)       2.67%       3.15%       2.72%        2.24%       2.93%
Portfolio Turnover Rate.......................          6%(D)         13%          9%         10%          12%          7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                        The Canadian Small Company Series
                                                         ---------------------------------------------------------------
                                                         Six Months      Year       Year      Year      Year      Year
                                                            Ended       Ended      Ended     Ended     Ended     Ended
                                                          April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                            2014         2013       2012      2011      2010      2009
                                                         ----------------------------------------------------------------
                                                         (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................     10.37%(D)     5.71%    (2.51)%     0.27%    43.17%    61.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $860,915     $741,204  $689,086   $736,262  $663,722  $365,181
Ratio of Expenses to Average Net Assets.................      0.12%(E)     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................      0.12%(E)     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Net Investment Income to Average Net Assets....      2.49%(E)     2.99%     2.29%      1.72%     1.05%     1.37%
Portfolio Turnover Rate.................................         2%(D)       14%       22%        24%       10%       23%
-------------------------------------------------------------------------------------------------------------------------

                                                                       The Emerging Markets Series
                                               ---------------------------------------------------------------------------
                                                 Six Months       Year        Year         Year        Year        Year
                                                    Ended        Ended       Ended        Ended       Ended       Ended
                                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014          2013        2012         2011        2010        2009
                                               ----------------------------------------------------------------------------
                                                 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................      (2.05)%(D)       6.99%       4.55%      (6.44)%      27.04%      53.99%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,973,436      $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets.......       0.15%(E)        0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.15%(E)        0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.79%(E)        2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate.......................          2%(D)           4%          5%         16%          12%         14%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                  The Emerging Markets Small Cap Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................       2.12%(D)       9.41%       7.19%     (12.94)%      41.96%      92.08%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,376,356     $4,091,523  $2,953,350  $1,874,926   $1,881,356  $1,167,973
Ratio of Expenses to Average Net Assets.......       0.26%(E)       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.26%(E)       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.90%(E)       2.37%       2.48%       2.32%        2.16%       2.52%
Portfolio Turnover Rate.......................          4%(D)         11%         13%         18%          15%         13%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2014, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $315,950 and $436,276 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At
October 31, 2013, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $ 5
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...      3
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............      7
              The Emerging Markets Small Cap Series...      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $383
                 The DFA International Value Series......  276
                 The Japanese Small Company Series.......   62
                 The Asia Pacific Small Company Series...   32
                 The United Kingdom Small Company Series.   42
                 The Continental Small Company Series....   77
                 The Canadian Small Company Series.......   19
                 The Emerging Markets Series.............  100
                 The Emerging Markets Small Cap Series...   72

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,851,848 $1,259,638
         The DFA International Value Series......  1,125,082    709,817
         The Japanese Small Company Series.......    111,283    105,085
         The Asia Pacific Small Company Series...    189,668     32,500
         The United Kingdom Small Company Series.    104,334     94,753
         The Continental Small Company Series....    213,433    252,487
         The Canadian Small Company Series.......     68,569     15,382
         The Emerging Markets Series.............    352,219     68,542
         The Emerging Markets Small Cap Series...    411,009    172,691

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $10,926,067  $6,313,025    $ (59,415)     $6,253,610
The DFA International Value Series......   8,613,314   2,266,781     (444,612)      1,822,169
The Japanese Small Company Series.......   2,457,648     327,237     (273,141)         54,096
The Asia Pacific Small Company Series...   1,643,730     352,204     (285,051)         67,153
The United Kingdom Small Company Series.   1,446,589     810,805      (78,770)        732,035
The Continental Small Company Series....   3,161,909   1,375,511     (222,856)      1,152,655
The Canadian Small Company Series.......   1,082,507     183,823     (195,174)        (11,351)
The Emerging Markets Series.............   3,085,526   1,338,279     (217,020)      1,121,259
The Emerging Markets Small Cap Series...   4,428,649     941,842     (502,769)        439,073

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2014 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                Total       Equity Contracts
                                              -------     ------------------
       The Continental Small Company Series*. $(1,000)         $(1,000)

* As of April 30, 2014, there were no futures contracts outstanding. During the six months ended April 30, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.85%       $12,485          8        $ 2        $32,996
The DFA International Value Series....     0.83%        10,282          4          1         11,874
The Japanese Small Company Series.....     0.83%         5,915          9          1          9,696
The Asia Pacific Small Company Series.     0.83%           310          5         --            889
The United Kingdom Small Company
  Series..............................     0.83%           259          7         --            798
The Continental Small Company Series..     0.82%           257         27         --          1,099
The Emerging Markets Small Cap Series.     0.83%         4,378         23          2          9,078

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     Market Value
                                                     ------------
              The DFA International Value Series....   $ 24,703
              The Asia Pacific Small Company Series.      1,302
              The Continental Small Company Series..        437
              The Canadian Small Company Series.....     41,339
              The Emerging Markets Series...........     83,669
              The Emerging Markets Small Cap Series.    181,387

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2014
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/13  04/30/14    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $  967.80    0.15%    $0.73
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.5%
              Consumer Staples.............................   5.0%
              Energy.......................................  14.7%
              Financials...................................  34.1%
              Health Care..................................   0.4%
              Industrials..................................  12.0%
              Information Technology.......................   7.6%
              Materials....................................  16.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)


                                                                                       Percentage
                                                           Shares        Value++     of Net Assets**
                                                           ------        -------     ---------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (5.8%)
    Banco do Brasil SA..................................   9,750,973 $   102,374,830            0.6%
#   Banco Santander Brasil SA ADR.......................  17,807,476     118,419,715            0.6%
    BM&FBovespa SA......................................  22,165,187     113,323,526            0.6%
    Gerdau SA Sponsored ADR.............................  15,421,303      92,682,031            0.5%
#   Petroleo Brasileiro SA ADR..........................  18,327,471     254,385,297            1.4%
#   Vale SA Sponsored ADR...............................   5,665,567      74,898,796            0.4%
    Other Securities....................................                 420,067,291            2.1%
                                                                     ---------------          ------
TOTAL BRAZIL............................................               1,176,151,486            6.2%
                                                                     ---------------          ------

CHILE -- (1.4%)
    Enersis SA Sponsored ADR............................   5,733,186      92,304,295            0.5%
    Other Securities....................................                 184,756,836            1.0%
                                                                     ---------------          ------
TOTAL CHILE.............................................                 277,061,131            1.5%
                                                                     ---------------          ------

CHINA -- (13.9%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000     107,163,539            0.6%
    Bank of China, Ltd. Class H......................... 763,167,331     337,236,300            1.8%
    China Construction Bank Corp. Class H............... 526,917,940     364,823,738            1.9%
#   China Petroleum & Chemical Corp. ADR................   1,255,935     111,614,926            0.6%
    China Petroleum & Chemical Corp. Class H............ 153,367,575     135,755,471            0.7%
#   China Unicom Hong Kong, Ltd. ADR....................   7,285,774     111,690,915            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 294,086,996     175,341,806            0.9%
    Other Securities....................................               1,453,697,436            7.6%
                                                                     ---------------          ------
TOTAL CHINA.............................................               2,797,324,131           14.7%
                                                                     ---------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................................                  22,287,355            0.1%
                                                                     ---------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                  37,080,820            0.2%
                                                                     ---------------          ------

GREECE -- (0.1%)
    Other Securities....................................                  29,719,693            0.1%
                                                                     ---------------          ------

HUNGARY -- (0.4%)
#   OTP Bank P.L.C......................................   4,005,156      76,482,558            0.4%
    Other Securities....................................                  11,937,305            0.1%
                                                                     ---------------          ------
TOTAL HUNGARY...........................................                  88,419,863            0.5%
                                                                     ---------------          ------

INDIA -- (7.3%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,344,526     142,710,924            0.8%
    Reliance Industries, Ltd............................  21,131,225     328,571,526            1.8%
    State Bank of India.................................   2,505,452      86,574,863            0.5%
    Other Securities....................................                 903,630,114            4.6%
                                                                     ---------------          ------
TOTAL INDIA.............................................               1,461,487,427            7.7%
                                                                     ---------------          ------

INDONESIA -- (2.6%)
    Other Securities....................................                 531,581,240            2.8%
                                                                     ---------------          ------

ISRAEL -- (0.0%)
    Other Securities....................................                     179,391            0.0%
                                                                     ---------------          ------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       Percentage
                                                           Shares        Value++     of Net Assets**
                                                           ------        -------     ---------------
MALAYSIA -- (3.9%)
    Other Securities....................................             $   774,185,098            4.1%
                                                                     ---------------          ------

MEXICO -- (6.7%)
    Alfa S.A.B. de C.V. Class A.........................  50,229,549     132,688,709            0.7%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  17,909,307     226,373,641            1.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,566,579     232,968,375            1.2%
#   Grupo Financiero Banorte S.A.B. de C.V..............  23,649,283     157,068,369            0.8%
    Other Securities....................................                 589,874,651            3.2%
                                                                     ---------------          ------
TOTAL MEXICO............................................               1,338,973,745            7.1%
                                                                     ---------------          ------

PHILIPPINES -- (1.1%)
    Other Securities....................................                 211,231,050            1.1%
                                                                     ---------------          ------

POLAND -- (1.9%)
    PGE SA..............................................  14,358,931      99,777,343            0.5%
#   Polski Koncern Naftowy Orlen SA.....................   6,279,050      94,021,799            0.5%
    Other Securities....................................                 191,785,994            1.0%
                                                                     ---------------          ------
TOTAL POLAND............................................                 385,585,136            2.0%
                                                                     ---------------          ------

RUSSIA -- (3.6%)
    Gazprom OAO Sponsored ADR...........................  93,269,773     674,054,680            3.6%
    Other Securities....................................                  59,127,634            0.3%
                                                                     ---------------          ------
TOTAL RUSSIA............................................                 733,182,314            3.9%
                                                                     ---------------          ------

SOUTH AFRICA -- (7.4%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   4,066,826      73,609,551            0.4%
    Barclays Africa Group, Ltd..........................   6,214,975      91,043,580            0.5%
#   Nedbank Group, Ltd..................................   3,855,686      82,653,953            0.4%
    Sanlam, Ltd.........................................  23,829,161     127,656,171            0.7%
    Standard Bank Group, Ltd............................  20,138,333     264,596,500            1.4%
#   Steinhoff International Holdings, Ltd...............  23,854,878     123,958,079            0.7%
    Other Securities....................................                 728,775,665            3.8%
                                                                     ---------------          ------
TOTAL SOUTH AFRICA......................................               1,492,293,499            7.9%
                                                                     ---------------          ------

SOUTH KOREA -- (14.3%)
    Hana Financial Group, Inc...........................   3,815,029     134,617,332            0.7%
#   Hyundai Motor Co....................................     382,144      85,205,290            0.5%
    KB Financial Group, Inc.............................   2,611,033      89,320,287            0.5%
#   KB Financial Group, Inc. ADR........................   3,171,116     108,864,412            0.6%
#   LG Electronics, Inc.................................   1,776,548     118,328,679            0.6%
    POSCO...............................................     675,780     199,644,504            1.1%
#   POSCO ADR...........................................   1,617,993     119,084,285            0.6%
    Samsung C&T Corp....................................   1,386,322      87,182,647            0.5%
    Shinhan Financial Group Co., Ltd....................   5,061,519     220,927,148            1.2%
    SK Holdings Co., Ltd................................     513,323      91,053,325            0.5%
    SK Innovation Co., Ltd..............................     845,193      96,824,762            0.5%
    Other Securities....................................               1,517,903,887            7.8%
                                                                     ---------------          ------
TOTAL SOUTH KOREA.......................................               2,868,956,558           15.1%
                                                                     ---------------          ------

TAIWAN -- (14.0%)
    Fubon Financial Holding Co., Ltd....................  88,739,471     114,853,842            0.6%
    Mega Financial Holding Co., Ltd..................... 136,903,915     104,811,122            0.6%
#   United Microelectronics Corp........................ 214,601,681      93,569,573            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
TAIWAN -- (Continued)
    Other Securities.....................            $ 2,503,584,789           13.1%
                                                     ---------------           -----
TOTAL TAIWAN.............................              2,816,819,326           14.8%
                                                     ---------------           -----

THAILAND -- (2.8%)
    PTT PCL.............................. 14,249,300     137,825,430            0.7%
    Other Securities.....................                419,320,311            2.2%
                                                     ---------------           -----
TOTAL THAILAND...........................                557,145,741            2.9%
                                                     ---------------           -----

TURKEY -- (2.3%)
    Turkiye Is Bankasi................... 33,315,167      78,789,979            0.4%
    Other Securities.....................                378,437,180            2.0%
                                                     ---------------           -----
TOTAL TURKEY.............................                457,227,159            2.4%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             18,056,892,163           95.1%
                                                     ---------------           -----

PREFERRED STOCKS -- (3.5%)
BRAZIL -- (3.4%)
    Petroleo Brasileiro SA............... 18,238,804     135,538,505            0.7%
    Vale SA..............................  6,212,932      73,616,174            0.4%
    Petroleo Brasileiro SA Sponsored ADR. 21,196,251     313,704,515            1.8%
    Other Securities.....................                159,563,066            0.7%
                                                     ---------------           -----
TOTAL BRAZIL.............................                682,422,260            3.6%
                                                     ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.....................                 15,735,620            0.1%
                                                     ---------------           -----
TOTAL PREFERRED STOCKS...................                698,157,880            3.7%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                      4,380            0.0%
                                                     ---------------           -----

CHILE -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                      5,766            0.0%
                                                     ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                     86,959            0.0%
                                                     ---------------           -----

PHILIPPINES -- (0.0%)
    Other Securities.....................                      5,696            0.0%
                                                     ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.....................                  1,418,855            0.0%
                                                     ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.....................                         82            0.0%
                                                     ---------------           -----
THAILAND -- (0.0%)
    Other Securities.....................                    122,763            0.0%
                                                     ---------------           -----
TOTAL RIGHTS/WARRANTS....................                  1,644,501            0.0%
                                                     ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                          Shares/
                                           Face                       Percentage
                                          Amount        Value+      of Net Assets**
                                          -------       ------      ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@   DFA Short Term Investment Fund.. 116,161,904 $ 1,343,993,228            7.1%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,065,502,363).............               $20,100,687,772          105.9%
                                                    ===============          ======

Summary of the Fund's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,176,151,486              --   --    $ 1,176,151,486
  Chile.......................    277,061,131              --   --        277,061,131
  China.......................    239,991,379 $ 2,557,332,752   --      2,797,324,131
  Colombia....................     22,287,355              --   --         22,287,355
  Czech Republic..............             --      37,080,820   --         37,080,820
  Greece......................             --      29,719,693   --         29,719,693
  Hungary.....................             --      88,419,863   --         88,419,863
  India.......................    167,750,251   1,293,737,176   --      1,461,487,427
  Indonesia...................      6,576,577     525,004,663   --        531,581,240
  Israel......................             --         179,391   --            179,391
  Malaysia....................             --     774,185,098   --        774,185,098
  Mexico......................  1,338,336,304         637,441   --      1,338,973,745
  Philippines.................             --     211,231,050   --        211,231,050
  Poland......................             --     385,585,136   --        385,585,136
  Russia......................        921,795     732,260,519   --        733,182,314
  South Africa................    202,757,635   1,289,535,864   --      1,492,293,499
  South Korea.................    352,323,627   2,516,632,931   --      2,868,956,558
  Taiwan......................     35,847,620   2,780,971,706   --      2,816,819,326
  Thailand....................    555,779,886       1,365,855   --        557,145,741
  Turkey......................             --     457,227,159   --        457,227,159
Preferred Stocks
  Brazil......................    682,422,260              --   --        682,422,260
  Colombia....................     15,735,620              --   --         15,735,620
Rights/Warrants
  Brazil......................             --           4,380   --              4,380
  Chile.......................             --              --   --                 --
  Hong Kong...................             --           5,766   --              5,766
  Malaysia....................             --          86,959   --             86,959
  Philippines.................             --           5,696   --              5,696
  South Korea.................             --       1,418,855   --          1,418,855
  Taiwan......................             82              --   --                 82
  Thailand....................             --         122,763   --            122,763
Securities Lending Collateral.             --   1,343,993,228   --      1,343,993,228
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,073,943,008 $15,026,744,764   --    $20,100,687,772
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,599,184 of securities on loan)*....... $18,756,695
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,343,993
Foreign Currencies at Value..............................................      96,617
Cash.....................................................................      75,672
Receivables:
  Investment Securities Sold.............................................      36,495
  Dividends, Interest and Tax Reclaims...................................      42,093
  Securities Lending Income..............................................       2,577
  Unrealized Gain on Foreign Currency Contracts..........................           5
                                                                          -----------
     Total Assets........................................................  20,354,147
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,343,993
  Investment Securities Purchased........................................      32,937
  Due to Advisor.........................................................       1,568
Unrealized Loss on Foreign Currency Contracts............................           4
Accrued Expenses and Other Liabilities...................................       1,609
                                                                          -----------
     Total Liabilities...................................................   1,380,111
                                                                          -----------
NET ASSETS............................................................... $18,974,036
                                                                          ===========
Investments at Cost...................................................... $18,721,509
                                                                          ===========
Foreign Currencies at Cost............................................... $    96,278
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $18,636).......... $ 178,771
    Interest......................................................         4
    Income from Securities Lending................................    10,808
                                                                   ---------
       Total Investment Income....................................   189,583
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................     9,150
    Accounting & Transfer Agent Fees..............................       492
    Custodian Fees................................................     3,341
    Shareholders' Reports.........................................        13
    Directors'/Trustees' Fees & Expenses..........................       125
    Professional Fees.............................................       312
    Other.........................................................       166
                                                                   ---------
       Total Expenses.............................................    13,599
                                                                   ---------
    Fees Paid Indirectly..........................................       (27)
                                                                   ---------
    Net Expenses..................................................    13,572
                                                                   ---------
    Net Investment Income (Loss)..................................   176,011
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................  (356,782)
      Foreign Currency Transactions...............................    (2,068)
    Change in Unrealized Appreciation (Depreciation) of:..........
      Investment Securities and Foreign Currency..................  (444,396)
      Translation of Foreign Currency Denominated Amounts.........       100
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................  (803,146)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $(627,135)
                                                                   =========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Six Months       Year
                                                                                Ended        Ended
                                                                              April 30,     Oct. 31,
                                                                                2014          2013
                                                                             -----------  -----------
                                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   176,011  $   419,407
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    (356,782)     304,248
    Foreign Currency Transactions...........................................      (2,068)      (2,833)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................    (444,396)     724,674
    Translation of Foreign Currency Denominated Amounts.....................         100            7
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......    (627,135)   1,445,503
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................     896,469    2,894,722
  Withdrawals...............................................................    (722,584)  (1,797,261)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................     173,885    1,097,461
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................    (453,250)   2,542,964
Net Assets
  Beginning of Period.......................................................  19,427,286   16,884,322
                                                                             -----------  -----------
  End of Period............................................................. $18,974,036  $19,427,286
                                                                             ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                Dimensional Emerging Markets Value Fund
                                           --------------------------------------------------------------------------------
                                             Six Months         Year         Year         Year          Year        Year
                                                Ended          Ended        Ended        Ended         Ended       Ended
                                              April 30,       Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,
                                                2014            2013         2012         2011          2010        2009
                                           ---------------------------------------------------------------------------------
                                             (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return..............................       (3.22)%(D)        8.43%        1.10%      (14.47)%       30.55%      79.39%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $18,974,036      $19,427,286  $16,884,322  $14,003,579   $11,917,955  $7,965,125
Ratio of Expenses to Average Net Assets...        0.15%(E)         0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.15%(E)         0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.92%(E)         2.32%        2.43%        2.29%         1.81%       2.17%
Portfolio Turnover Rate...................           6%(D)            6%           8%           5%           15%         20%
----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2014, the Fund had significant transfers of securities with a total value of $988,867 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2014, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $425 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2014, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were $27 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $12 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,325,742 $1,034,797

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,183,112  $3,056,570  $(3,138,994)    $(82,424)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.84%       $23,708         5          $3        $29,704

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2014.

H. Securities Lending:

   As of April 30, 2014, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $364,411 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and/or DFA Australia Limited serve as sub-advisors. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-001S

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
-----------------------

Investment Abbreviations
   ADR      American Depository Receipt
   FNMA     Federal National Mortgage Association
   GDR      Global Depository Receipt
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company

Investment Footnotes
   +     See Security Valuation Note within the Notes to Schedule of
         Investments.
   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
   *     Non-Income Producing Securities.
   #     Total or Partial Securities on Loan.
   @     Security purchased with cash proceeds from securities on loan.
   --    Amounts designated as -- are either zero or rounded to zero.
   (S)   Affiliated Fund.

                    Dimensional Emerging Markets Value Fund
                            SCHEDULE OF INVESTMENTS
                                April 30, 2014
                                  (Unaudited)

                                                                        Shares     Value++
                                                                      ---------- ------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (5.9%)
   ALL - America Latina Logistica SA                                   1,495,046 $  5,920,510
   Banco Alfa de Investimento SA                                          82,200      200,178
   Banco do Brasil SA                                                  9,750,973  102,374,830
   Banco Santander Brasil SA                                           3,033,726   20,272,460
  #Banco Santander Brasil SA ADR                                      17,807,476  118,419,715
   Bematech SA                                                           770,300    2,881,176
  *BHG SA - Brazil Hospitality Group                                     253,714    1,581,623
   BM&FBovespa SA                                                     22,165,187  113,323,526
   BrasilAgro - Co. Brasileira de Propriedades Agricolas                  36,700      147,310
  #Braskem SA Sponsored ADR                                              449,529    6,113,594
  *Brazil Pharma SA                                                      207,000      337,921
  *Brookfield Incorporacoes SA                                         7,174,000    4,600,884
   Cia Providencia Industria e Comercio SA                               359,200    1,303,253
  *CR2 Empreendimentos Imobiliarios SA                                    99,200      135,692
   Cremer SA                                                             206,870    1,549,380
   Cyrela Brazil Realty SA Empreendimentos e Participacoes               481,700    2,920,769
   Eternit SA                                                            180,201      702,297
   Even Construtora e Incorporadora SA                                 5,161,239   16,619,664
  *Fertilizantes Heringer SA                                             274,800      651,953
  *Fibria Celulose SA                                                  2,182,200   21,726,579
 #*Fibria Celulose SA Sponsored ADR                                    3,877,210   38,500,695
   Forjas Taurus SA                                                      215,956      133,656
   Gafisa SA                                                           3,259,978    5,307,196
  #Gafisa SA ADR                                                       3,369,856   11,154,223
  *General Shopping Brasil SA                                            129,430      401,104
   Gerdau SA                                                           2,014,063    9,764,333
   Gerdau SA Sponsored ADR                                            15,421,303   92,682,031
   Grendene SA                                                           319,904    2,022,938
   Hypermarcas SA                                                      1,635,246   12,049,374
   Industrias Romi SA                                                    635,500    1,439,298
   JBS SA                                                             18,033,940   62,276,640
   JHSF Participacoes SA                                                 605,827      986,277
   Kepler Weber SA                                                        54,287      883,784
   Klabin SA                                                           3,221,149   16,902,094
  *Log-in Logistica Intermodal SA                                        760,800    2,726,221
   Magnesita Refratarios SA                                            3,331,666    7,082,452
  *Marfrig Global Foods SA                                             5,057,848    9,436,326
  *MMX Mineracao e Metalicos SA                                          287,383      333,814
   MRV Engenharia e Participacoes SA                                   5,452,772   17,264,972
  *Paranapanema SA                                                     4,399,443    7,241,151
  *PDG Realty SA Empreendimentos e Participacoes                      31,849,819   19,569,123
   Petroleo Brasileiro SA                                              5,246,008   36,773,228
  #Petroleo Brasileiro SA ADR                                         18,327,471  254,385,297
   Positivo Informatica SA                                               461,557      482,309
   Profarma Distribuidora de Produtos Farmaceuticos SA                   323,225    2,580,291
   QGEP Participacoes SA                                               1,152,894    4,436,296
   Rodobens Negocios Imobiliarios SA                                     366,316    1,899,142
  *Rossi Residencial SA                                               10,825,995    7,768,401
   Sao Carlos Empreendimentos e Participacoes SA                          67,300    1,056,396
   Sao Martinho SA                                                       511,163    7,656,842
   SLC Agricola SA                                                     1,034,591    7,887,901

Dimensional Emerging Markets Value Fund
continued

                                                                         Shares        Value++
                                                                      ------------- --------------
BRAZIL -- (Continued)
  *Springs Global Participacoes SA                                        1,522,300 $      853,403
   Sul America SA                                                           217,090      1,591,848
  *T4F Entretenimento SA                                                     40,500         91,726
   Tecnisa SA                                                             1,177,927      3,660,964
   Tereos Internacional SA                                                  568,672        456,519
   TPI - Triunfo Participacoes e Investimentos SA                           380,600      1,485,018
   Trisul SA                                                                 95,461        172,962
  *Usinas Siderurgicas de Minas Gerais SA                                 2,009,640      7,219,292
   Vale SA                                                                1,092,792     14,408,828
  #Vale SA Sponsored ADR                                                  5,665,567     74,898,796
  *Vanguarda Agro SA                                                      4,116,979      5,871,507
   Via Varejo SA                                                            170,924        544,259
  *Viver Incorporadora e Construtora SA                                     407,561         29,245
                                                                                    --------------
TOTAL BRAZIL                                                                         1,176,151,486
                                                                                    --------------
CHILE -- (1.4%)
   CAP SA                                                                    50,613        758,852
   Cementos BIO BIO SA                                                      665,307        607,231
   Cencosud SA                                                            1,844,719      6,146,284
   Cencosud SA ADR                                                           22,296        224,298
   Cia General de Electricidad SA                                         1,354,569      6,361,677
  *Cia Sud Americana de Vapores SA                                       57,702,158      2,740,636
   Cintac SA                                                                155,202         32,429
   Corpbanca SA                                                       1,137,122,867     13,099,217
   Cristalerias de Chile SA                                                 264,624      1,946,265
   Cruz Blanca Salud SA                                                     173,352        145,931
  *CTI SA                                                                     5,615         10,823
  #Embotelladora Andina SA Class A ADR                                       19,478        376,315
   Empresas CMPC SA                                                      20,740,973     46,168,243
   Empresas COPEC SA                                                      2,025,010     26,126,614
   Empresas Hites SA                                                      1,577,690        881,038
   Empresas Iansa SA                                                     49,008,058      1,936,854
  *Empresas La Polar SA                                                     137,636         13,660
   Enersis SA                                                            82,558,367     26,702,292
   Enersis SA Sponsored ADR                                               5,733,186     92,304,295
   Gasco SA                                                                 160,580      1,408,709
   Grupo Security SA                                                      1,143,589        399,265
   Inversiones Aguas Metropolitanas SA                                    6,084,847     10,072,018
   Invexans SA                                                           64,223,012      1,151,850
   Latam Airlines Group SA                                                  565,275      8,625,564
  #Latam Airlines Group SA Sponsored ADR                                    356,489      5,464,976
  *Madeco SA                                                             64,223,012        268,044
   Masisa SA                                                             43,371,870      2,152,240
   Parque Arauco SA                                                          27,593         49,385
   PAZ Corp. SA                                                           2,030,433      1,137,104
   Ripley Corp. SA                                                       11,819,177      7,687,372
   Salfacorp SA                                                           2,385,946      2,050,817
   Sociedad Matriz SAAM SA                                               52,294,785      4,226,178
   Sociedad Quimica y Minera de Chile SA Class A                             27,760        903,563
   Socovesa SA                                                            5,773,726      1,074,410
   Soquimich Comercial SA                                                   189,354         42,067
   Vina Concha y Toro SA                                                  1,559,467      3,261,240

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
CHILE -- (Continued)
   Vina Concha y Toro SA Sponsored ADR                                      2,846 $    119,247
   Vina San Pedro Tarapaca SA                                          57,038,434      384,128
                                                                                  ------------
TOTAL CHILE                                                                        277,061,131
                                                                                  ------------
CHINA -- (13.9%)
  #361 Degrees International, Ltd.                                      6,999,000    1,608,536
  #Agile Property Holdings, Ltd.                                       18,252,000   14,801,782
   Agricultural Bank of China, Ltd. Class H                           255,464,000  107,163,539
   Air China, Ltd. Class H                                             11,188,000    6,377,975
 #*Aluminum Corp. of China, Ltd. ADR                                      295,221    2,656,989
 #*Aluminum Corp. of China, Ltd. Class H                               20,634,000    7,397,860
   AMVIG Holdings, Ltd.                                                 5,605,100    2,040,469
  *Angang Steel Co., Ltd. Class H                                      15,779,640    9,582,602
   Anhui Tianda Oil Pipe Co., Ltd.                                      2,847,412      544,911
   Anxin-China Holdings, Ltd.                                           2,128,000      335,277
   Asia Cement China Holdings Corp.                                     7,617,000    5,537,892
  #Asian Citrus Holdings, Ltd.                                          7,229,000    1,502,941
  *Ausnutria Dairy Corp., Ltd.                                            268,000        9,472
  *AVIC International Holding HK, Ltd.                                 18,676,285      615,847
  *AVIC International Holdings, Ltd.                                    2,526,000      914,535
   Bank of China, Ltd. Class H                                        763,167,331  337,236,300
   Bank of Communications Co., Ltd. Class H                           103,189,574   64,275,434
  #Baoye Group Co., Ltd. Class H                                        2,335,120    1,387,046
   BBMG Corp. Class H                                                   5,155,000    3,615,394
   Beijing Capital International Airport Co., Ltd. Class H             24,271,599   16,957,508
   Beijing Capital Land, Ltd. Class H                                  18,113,060    6,101,395
   Beijing Enterprises Holdings, Ltd.                                   4,623,000   40,080,381
   Beijing Jingkelong Co., Ltd. Class H                                    81,000       22,700
  #Beijing North Star Co., Ltd. Class H                                 8,382,000    1,956,943
   Boer Power Holdings, Ltd.                                              609,000      799,396
 #*BYD Electronic International Co., Ltd.                              12,273,636    7,565,304
  #C C Land Holdings, Ltd.                                             20,944,286    3,932,181
   Carrianna Group Holdings Co., Ltd.                                   3,550,391      711,677
   Central China Real Estate, Ltd.                                      8,003,350    1,975,966
 #*Chaoda Modern Agriculture Holdings, Ltd.                            37,445,412    2,995,633
  *Chigo Holding, Ltd.                                                 49,744,000    1,131,075
  #China Aerospace International Holdings, Ltd.                        32,830,000    3,313,836
   China Agri-Industries Holdings, Ltd.                                30,252,500   12,103,591
   China Aoyuan Property Group, Ltd.                                   15,221,000    2,593,669
   China Automation Group, Ltd.                                         7,052,000    1,255,321
   China BlueChemical, Ltd.                                             3,682,878    1,977,032
  *China Chengtong Development Group, Ltd.                              3,000,000       92,654
   China CITIC Bank Corp., Ltd. Class H                                93,161,716   55,651,056
  #China Coal Energy Co., Ltd. Class H                                 48,417,000   26,108,428
   China Communications Construction Co., Ltd. Class H                 61,495,327   40,106,784
   China Communications Services Corp., Ltd. Class H                   28,699,071   14,527,161
   China Construction Bank Corp. Class H                              526,917,940  364,823,738
 #*China COSCO Holdings Co., Ltd. Class H                              31,028,500   12,306,404
  #China Dongxiang Group Co.                                           46,914,127    8,317,983
 #*China Eastern Airlines Corp., Ltd. Class H                             316,000       97,657
  *China Energine International Holdings, Ltd.                          5,014,390      440,712
   China Everbright, Ltd.                                              12,195,869   16,344,212

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
CHINA -- (Continued)
  *China Glass Holdings, Ltd.                                           9,128,000 $  1,098,009
  *China Green Holdings, Ltd.                                           6,492,800      407,930
 #*China Haidian Holdings, Ltd.                                        22,761,108    2,883,578
  *China High Precision Automation Group, Ltd.                            429,000       67,507
 #*China High Speed Transmission Equipment Group Co., Ltd.             16,532,000   11,556,900
  #China Hongqiao Group, Ltd.                                           2,220,500    1,523,018
  *China Huiyuan Juice Group, Ltd.                                      7,639,983    5,003,954
  #China ITS Holdings Co., Ltd.                                         7,552,000    1,426,728
  #China Lumena New Materials Corp.                                    52,602,000    8,480,965
   China Merchants Bank Co., Ltd. Class H                               6,337,596   11,322,758
   China Merchants Holdings International Co., Ltd.                     6,898,279   21,557,153
  *China Merchants Land, Ltd.                                             306,000       39,216
 #*China Metal Recycling Holdings, Ltd.                                 3,259,800      743,372
  *China Mining Resources Group, Ltd.                                  22,647,100      255,616
  #China Minsheng Banking Corp., Ltd. Class H                          50,567,500   51,018,143
  #China National Building Material Co., Ltd. Class H                  20,600,000   19,461,833
   China National Materials Co., Ltd.                                  14,631,000    2,837,862
 #*China New Town Development Co., Ltd.                                19,348,022    1,452,611
  *China Nickel Resources Holdings Co., Ltd.                            5,020,000      165,111
  *China Oriental Group Co., Ltd.                                          26,000        3,890
  #China Petroleum & Chemical Corp. ADR                                 1,255,935  111,614,926
   China Petroleum & Chemical Corp. Class H                           153,367,575  135,755,471
 #*China Precious Metal Resources Holdings Co., Ltd.                   17,026,000    1,693,045
  *China Properties Group, Ltd.                                         7,347,000    1,653,341
   China Qinfa Group, Ltd.                                              6,458,000      275,140
   China Railway Construction Corp., Ltd. Class H                      27,067,014   22,286,271
   China Railway Group, Ltd. Class H                                   17,380,000    7,784,244
  *China Rare Earth Holdings, Ltd.                                     19,929,000    2,546,769
  *China Rongsheng Heavy Industries Group Holdings, Ltd.               21,898,500    3,770,286
  #China SCE Property Holdings, Ltd.                                    3,278,000      710,891
   China Shanshui Cement Group, Ltd.                                   11,158,000    4,330,634
   China Shenhua Energy Co., Ltd. Class H                               3,096,000    8,387,854
  *China Shipping Container Lines Co., Ltd. Class H                    55,814,700   13,150,929
  *China Shipping Development Co., Ltd. Class H                        13,113,488    7,188,344
   China South City Holdings, Ltd.                                      8,044,462    3,378,657
  #China Southern Airlines Co., Ltd. Class H                           21,276,000    6,353,464
   China Starch Holdings, Ltd.                                         18,995,000      488,748
   China Taifeng Beddings Holdings, Ltd.                                  640,000       71,199
   China Tianyi Holdings, Ltd.                                          2,136,000      287,473
  *China Tontine Wines Group, Ltd.                                      7,246,000      313,234
   China Travel International Inv HK                                   52,275,631   10,529,869
   China Unicom Hong Kong, Ltd.                                         2,150,000    3,290,485
  #China Unicom Hong Kong, Ltd. ADR                                     7,285,774  111,690,915
  *China Vanadium Titano - Magnetite Mining Co., Ltd.                  14,828,000    1,857,899
  *China WindPower Group, Ltd.                                            970,000       62,941
  *China Yurun Food Group, Ltd.                                         9,933,000    4,801,266
  *China ZhengTong Auto Services Holdings, Ltd.                           947,000      516,215
 #*China Zhongwang Holdings, Ltd.                                      20,874,954    6,524,791
  *Chongqing Iron & Steel Co., Ltd. Class H                             6,356,000      910,094
  #Chongqing Machinery & Electric Co., Ltd. Class H                    18,826,000    2,435,459
   Chongqing Rural Commercial Bank Class H                             15,277,000    6,659,089
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.           5,494,000    1,668,276

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
CHINA -- (Continued)
  #CITIC Pacific, Ltd.                                                 15,213,000 $ 26,640,201
  *CITIC Resources Holdings, Ltd.                                      42,582,000    6,216,924
   Clear Media, Ltd.                                                      652,000      652,071
  *Coastal Greenland, Ltd.                                              3,303,000      103,420
  *Comba Telecom Systems Holdings, Ltd.                                 3,865,500      984,407
 #*Comtec Solar Systems Group, Ltd.                                     7,876,000    1,254,761
   Cosco International Holdings, Ltd.                                  10,074,000    4,201,337
   COSCO Pacific, Ltd.                                                 22,224,620   29,830,041
   CPMC Holdings, Ltd.                                                     64,000       50,661
   CSPC Pharmaceutical Group, Ltd.                                        932,000      770,507
   Da Ming International Holdings, Ltd.                                    32,000        7,964
  *DaChan Food Asia, Ltd.                                               3,297,000      391,265
   Dah Chong Hong Holdings, Ltd.                                          332,000      210,459
   Dalian Port PDA Co., Ltd. Class H                                   14,226,000    3,363,222
  #Dongyue Group, Ltd.                                                  1,910,000      766,453
 #*Dynasty Fine Wines Group, Ltd.                                       9,228,600      321,390
   Embry Holdings, Ltd.                                                   544,000      317,599
   EVA Precision Industrial Holdings, Ltd.                              3,228,000      542,086
  #Evergrande Real Estate Group, Ltd.                                  57,001,000   25,462,231
   Evergreen International Holdings, Ltd.                               1,628,000      195,662
  #Fantasia Holdings Group Co., Ltd.                                   13,658,515    1,821,196
   Fosun International, Ltd.                                           14,175,244   17,168,039
   Franshion Properties China, Ltd.                                    44,364,580   13,875,800
  #Fufeng Group, Ltd.                                                   2,658,000    1,012,770
  *Global Bio-Chem Technology Group Co., Ltd.                          33,528,360    1,150,173
  *Global Sweeteners Holdings, Ltd.                                     9,900,350      552,626
 #*Glorious Property Holdings, Ltd.                                    41,022,000    5,880,285
   Goldbond Group Holdings, Ltd.                                          310,000       15,032
  #Golden Meditech Holdings, Ltd.                                      18,146,319    1,570,386
  #Goldlion Holdings, Ltd.                                              1,298,000      594,405
  #GOME Electrical Appliances Holding, Ltd.                            77,549,000   14,540,376
  *Great Wall Technology Co., Ltd. Class H                              7,550,035    2,939,676
   Greenland Hong Kong Holdings, Ltd.                                   3,730,575    1,706,957
  #Greentown China Holdings, Ltd.                                       8,145,591    8,203,735
   Guangdong Land Holdings, Ltd.                                        2,038,000      402,349
  #Guangshen Railway Co., Ltd. Class H                                    888,000      335,475
  #Guangshen Railway Co., Ltd. Sponsored ADR                              426,392    8,075,864
   Guangzhou Automobile Group Co., Ltd. Class H                        23,171,572   23,392,288
   Guangzhou R&F Properties Co., Ltd.                                  11,351,914   14,813,272
   Hainan Meilan International Airport Co., Ltd. Class H                1,989,000    1,888,507
 #*Hanergy Solar Group, Ltd.                                           36,580,000    5,298,364
  #Harbin Electric Co., Ltd. Class H                                   10,851,474    6,406,455
  *Heng Tai Consumables Group, Ltd.                                    69,165,195    1,266,606
  *Hidili Industry International Development, Ltd.                     18,825,000    2,174,737
  *HKC Holdings, Ltd.                                                  40,124,878    1,088,238
   Hopefluent Group Holdings, Ltd.                                        374,000      122,581
 #*Hopson Development Holdings, Ltd.                                   11,192,000   10,998,215
   Hua Han Bio-Pharmaceutical Holdings, Ltd.                           18,785,429    3,924,586
   Hutchison Harbour Ring, Ltd.                                         6,852,000      521,838
   Industrial & Commercial Bank of China, Ltd. Class H                294,086,996  175,341,806
   Inspur International, Ltd.                                           6,679,343    1,172,684
   Jiangxi Copper Co., Ltd. Class H                                     4,795,000    7,919,964

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- -----------
CHINA -- (Continued)
   Jingwei Textile Machinery Class H                                       50,000 $    43,882
   Ju Teng International Holdings, Ltd.                                11,466,249   8,501,883
  *Kai Yuan Holdings, Ltd.                                             63,040,000   1,170,569
  #Kaisa Group Holdings, Ltd.                                          21,380,632   6,774,593
  *Kasen International Holdings, Ltd.                                   1,885,000     402,120
   Kingboard Chemical Holdings, Ltd.                                    9,260,845  17,699,255
   Kingboard Laminates Holdings, Ltd.                                   7,954,500   3,086,442
   KWG Property Holding, Ltd.                                          19,984,500  11,113,248
   Lai Fung Holdings, Ltd.                                             56,830,560   1,212,017
   Lee & Man Paper Manufacturing, Ltd.                                  6,334,000   3,435,228
  *Li Ning Co., Ltd.                                                      766,000     534,748
  #Lianhua Supermarket Holdings Co., Ltd. Class H                         101,000      55,995
   Lingbao Gold Co., Ltd. Class H                                       4,150,000     736,736
  *LK Technology Holdings, Ltd.                                           112,500      13,561
  *Lonking Holdings, Ltd.                                              18,595,000   3,444,163
  *Loudong General Nice Resources China Holdings, Ltd.                 21,592,800   1,531,829
  *Maanshan Iron & Steel Co., Ltd. Class H                             25,898,000   5,428,774
   Maoye International Holdings, Ltd.                                   9,463,000   1,357,551
 #*Metallurgical Corp. of China, Ltd. Class H                          24,393,659   4,631,301
   MIE Holdings Corp.                                                   2,792,000     526,119
   MIN XIN Holdings, Ltd.                                               1,634,418     843,730
  *Mingfa Group International Co., Ltd.                                    34,000       8,513
  #Minmetals Land, Ltd.                                                19,829,205   2,230,024
   Minth Group, Ltd.                                                    2,756,000   4,342,918
 #*MMG, Ltd.                                                            8,596,000   2,001,683
  *Nan Hai Corp., Ltd.                                                 23,550,000     151,920
  #New World China Land, Ltd.                                          24,698,600  20,472,073
   New World Department Store China, Ltd.                                 596,000     279,076
  #Nine Dragons Paper Holdings, Ltd.                                   19,937,000  13,118,484
   O-Net Communications Group, Ltd.                                     3,321,000     864,303
   Overseas Chinese Town Asia Holdings, Ltd.                              208,000      72,842
  #Parkson Retail Group, Ltd.                                           3,955,500   1,159,780
   Peak Sport Products Co., Ltd.                                       10,288,000   2,885,314
  *PetroAsian Energy Holdings, Ltd.                                     3,626,084      57,496
  #Poly Property Group Co., Ltd.                                       31,419,488  13,641,819
  *Pou Sheng International Holdings, Ltd.                              10,989,529     468,067
   Powerlong Real Estate Holdings, Ltd.                                11,217,000   1,694,873
  *Prosperity International Holdings HK, Ltd.                          19,500,000     666,671
   Qingling Motors Co., Ltd. Class H                                   12,058,000   3,701,659
   Qunxing Paper Holdings Co., Ltd.                                     5,020,071   1,306,664
  *Real Gold Mining, Ltd.                                               3,137,500     106,432
  #Real Nutriceutical Group, Ltd.                                      11,046,000   2,352,173
   Regent Manner International Holdings, Ltd.                           1,114,000     195,415
  *Renhe Commercial Holdings Co., Ltd.                                 41,344,000   2,372,579
   REXLot Holdings, Ltd.                                               37,241,621   3,902,407
   Samson Holding, Ltd.                                                 8,080,453   1,064,092
  #Sany Heavy Equipment International Holdings Co., Ltd.                2,948,000     685,054
 #*Semiconductor Manufacturing International Corp.                    173,313,000  14,246,251
 #*Semiconductor Manufacturing International Corp. ADR                  1,331,701   5,526,559
  #Shandong Chenming Paper Holdings, Ltd. Class H                       4,180,318   1,848,114
   Shanghai Industrial Holdings, Ltd.                                   8,240,918  25,415,503
 #*Shanghai Industrial Urban Development Group, Ltd.                   15,362,000   2,936,669

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
CHINA -- (Continued)
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    16,288,000 $ 4,049,265
   Shanghai Prime Machinery Co., Ltd. Class H                          7,700,000   1,160,918
  *Shanghai Zendai Property, Ltd.                                     18,655,000     293,980
   Shengli Oil & Gas Pipe Holdings, Ltd.                               9,946,500     507,290
   Shenzhen International Holdings, Ltd.                              11,253,107  13,671,594
   Shenzhen Investment, Ltd.                                          40,044,234  13,139,474
   Shimao Property Holdings, Ltd.                                     22,765,535  45,024,009
  *Shougang Concord International Enterprises Co., Ltd.               81,194,208   3,783,132
  #Shougang Fushan Resources Group, Ltd.                              43,564,594  12,942,561
  #Shui On Land, Ltd.                                                 58,000,803  15,442,909
  *Sijia Group Co.                                                     1,152,649      38,209
   Silver Grant International Industries, Ltd.                        20,310,804   2,567,446
  *SIM Technology Group, Ltd.                                          9,345,000     429,444
  *Sino Oil And Gas Holdings, Ltd.                                    78,990,000   2,194,302
  #Sino-Ocean Land Holdings, Ltd.                                     42,860,713  22,548,822
   Sinofert Holdings, Ltd.                                            32,014,000   3,932,590
  *Sinolink Worldwide Holdings, Ltd.                                  16,942,508   1,315,488
   Sinopec Kantons Holdings, Ltd.                                      7,083,010   6,609,100
   Sinotrans Shipping, Ltd.                                           15,813,416   4,574,979
   Sinotrans, Ltd. Class H                                            23,247,000  12,800,694
  #Sinotruk Hong Kong, Ltd.                                            9,113,335   4,849,475
  #Skyworth Digital Holdings, Ltd.                                    30,901,796  14,784,606
  *SMI Corp., Ltd.                                                    17,684,000     640,414
  #SOHO China, Ltd.                                                   29,586,388  23,459,486
  *Solargiga Energy Holdings, Ltd.                                     7,939,486     395,487
  *Sparkle Roll Group, Ltd.                                              600,000      40,988
  *SRE Group, Ltd.                                                    40,292,285   1,170,958
   Sunac China Holdings, Ltd.                                          2,445,000   1,244,892
   TCC International Holdings, Ltd.                                   14,035,056   6,883,433
  *TCL Multimedia Technology Holdings, Ltd.                            7,582,200   2,563,002
   Texhong Textile Group, Ltd.                                           165,500     122,253
   Tian An China Investment                                            7,003,000   5,488,841
   Tian Shan Development Holding, Ltd.                                   502,000     195,758
  #Tiangong International Co., Ltd.                                   15,623,944   2,720,555
   Tianjin Port Development Holdings, Ltd.                            16,553,657   2,590,505
  #Tianneng Power International, Ltd.                                  4,686,280   1,637,183
   Tomson Group, Ltd.                                                  2,911,206     859,058
   Tonly Electronics Holdings, Ltd.                                      760,220     578,403
  #TPV Technology, Ltd.                                               10,594,496   1,749,679
   Travelsky Technology, Ltd. Class H                                 14,914,500  11,375,686
  *Trony Solar Holdings Co., Ltd.                                      8,775,000     133,556
   Truly International Holdings, Ltd.                                 10,575,500   7,162,178
  *VODone, Ltd.                                                       13,010,000   1,128,926
   Wasion Group Holdings, Ltd.                                         5,505,291   3,928,566
   Weiqiao Textile Co. Class H                                         7,453,000   4,162,578
   West China Cement, Ltd.                                            27,984,000   3,006,244
  *Winsway Coking Coal Holdings, Ltd.                                  1,201,000      53,670
   Xiamen International Port Co., Ltd. Class H                        15,252,000   2,267,023
   Xingda International Holdings, Ltd.                                10,726,000   4,718,862
   Xinhua Winshare Publishing and Media Co., Ltd. Class H              4,837,000   3,065,268
  *Xinjiang Xinxin Mining Industry Co., Ltd. Class H                  10,075,000   1,828,986
   Xiwang Property Holdings Co., Ltd.                                  9,600,736     486,308

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ---------- --------------
CHINA -- (Continued)
   Xiwang Special Steel Co., Ltd.                                      2,966,000 $      360,141
   XTEP International Holdings, Ltd.                                   2,016,500        815,258
  *Yanchang Petroleum International, Ltd.                             45,590,000      2,273,276
   Yantai North Andre Juice Co. Class H                                  199,000         49,999
  #Yanzhou Coal Mining Co., Ltd. Class H                              13,376,000     10,020,555
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR                            57,045        426,126
   Yip's Chemical Holdings, Ltd.                                         438,000        310,465
   Youyuan International Holdings, Ltd.                                  473,229        125,167
   Yuexiu Property Co., Ltd.                                          75,308,170     14,618,281
  #Yuzhou Properties Co., Ltd.                                         5,794,960      1,331,638
   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H               371,600        202,554
  *Zhong An Real Estate, Ltd.                                          5,490,800      1,304,497
  #Zoomlion Heavy Industry Science and Technology Co., Ltd.            9,233,600      6,200,453
                                                                                 --------------
TOTAL CHINA                                                                       2,797,324,131
                                                                                 --------------
COLOMBIA -- (0.1%)
   Almacenes Exito SA                                                     35,703        543,867
   Cementos Argos SA                                                     599,201      3,341,658
   Constructora Conconcreto SA                                            27,675         20,507
  *Fabricato SA                                                       12,570,118        111,968
   Grupo Argos SA                                                          9,203        101,317
   Grupo de Inversiones Suramericana SA                                  638,207     12,450,569
   Grupo Nutresa SA                                                      403,650      5,665,263
   Mineros SA                                                             34,983         52,206
                                                                                 --------------
TOTAL COLOMBIA                                                                       22,287,355
                                                                                 --------------
CZECH REPUBLIC -- (0.2%)
   CEZ A.S.                                                              546,431     16,444,658
   Pegas Nonwovens SA                                                    135,370      4,072,679
   Telefonica Czech Republic A.S.                                        438,286      6,644,535
  *Unipetrol A.S.                                                      1,423,606      9,918,948
                                                                                 --------------
TOTAL CZECH REPUBLIC                                                                 37,080,820
                                                                                 --------------
GREECE -- (0.1%)
  *Alpha Bank AE                                                       5,071,956      4,912,943
   Bank of Greece                                                         26,513        547,128
  *Ellaktor SA                                                           740,517      3,911,513
  *Elval - Hellenic Aluminium Industry SA                                  8,595         22,800
  *GEK Terna Holding Real Estate Construction SA                         602,242      3,148,067
   Hellenic Petroleum SA                                                 285,712      2,452,992
  *Intracom Holdings SA                                                1,482,317      1,678,023
   Intralot SA-Integrated Lottery Systems & Services                      24,688         71,718
  *J&P-Avax SA                                                            13,535         31,952
  *Marfin Investment Group Holdings SA                                   602,263        417,247
  *Mytilineos Holdings SA                                                276,674      2,472,452
  *Piraeus Bank SA                                                     4,183,049      9,871,899
  *Sidenor Steel Products Manufacturing Co. SA                            21,626         52,647
  *Titan Cement Co. SA                                                     4,070        128,312
                                                                                 --------------
TOTAL GREECE                                                                         29,719,693
                                                                                 --------------

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
HUNGARY -- (0.4%)
  *Danubius Hotel and SpA P.L.C.                                         108,124 $ 2,744,043
  *FHB Mortgage Bank P.L.C.                                                2,790      11,265
   MOL Hungarian Oil and Gas P.L.C.                                       83,141   4,783,316
  #OTP Bank P.L.C.                                                     4,005,156  76,482,558
  *PannErgy                                                              119,850     172,654
 #*Tisza Chemical Group P.L.C.                                           235,486   4,226,027
                                                                                 -----------
TOTAL HUNGARY                                                                     88,419,863
                                                                                 -----------
INDIA -- (7.3%)
   Aban Offshore, Ltd.                                                   217,878   1,876,916
  *ABG Shipyard, Ltd.                                                    283,785   1,078,155
   Adani Enterprises, Ltd.                                             2,875,450  20,139,133
   Aditya Birla Nuvo, Ltd.                                               620,942  11,438,026
   Akzo Nobel India, Ltd.                                                 37,121     535,210
   Alembic Pharmaceuticals, Ltd.                                         279,704   1,375,767
   Allahabad Bank                                                      2,114,906   3,515,877
   Alok Industries, Ltd.                                              10,204,534   1,202,478
   Amtek Auto, Ltd.                                                    1,310,781   3,787,244
   Amtek India, Ltd.                                                     343,066     439,778
  *Anant Raj, Ltd.                                                     1,923,939   1,771,690
   Andhra Bank                                                         2,676,709   2,970,101
   Apollo Hospitals Enterprise, Ltd.                                      27,124     402,703
   Apollo Tyres, Ltd.                                                  3,385,454   8,981,738
   Arvind, Ltd.                                                        3,503,698  10,653,190
   Ashok Leyland, Ltd.                                                20,205,663   7,530,902
   Asian Hotels East, Ltd.                                                 1,050       2,702
   Atul, Ltd.                                                             16,725     149,954
   Axis Bank, Ltd.                                                       244,500   6,180,759
   Bajaj Finance, Ltd.                                                    95,610   2,952,202
   Bajaj Finserv, Ltd.                                                    60,602     835,270
  *Bajaj Hindusthan, Ltd.                                              2,610,098     774,020
   Bajaj Holdings and Investment, Ltd.                                   384,924   6,817,212
   Ballarpur Industries, Ltd.                                          4,000,857     959,105
   Balmer Lawrie & Co., Ltd.                                             120,671     680,271
   Balrampur Chini Mills, Ltd.                                         2,438,192   2,325,897
   Bank of Baroda                                                      1,232,256  16,736,823
   Bank of India                                                       1,966,165   7,659,456
   Bank Of Maharashtra                                                 1,498,465     956,597
   BEML, Ltd.                                                            112,246     719,941
   BGR Energy Systems, Ltd.                                               82,794     188,504
   Bharat Electronics, Ltd.                                               10,591     212,546
   Bharat Heavy Electricals, Ltd.                                      6,517,663  19,607,572
   Bharti Airtel, Ltd.                                                   250,518   1,364,015
   Bhushan Steel, Ltd.                                                 1,127,438   8,302,648
   Birla Corp., Ltd.                                                     131,129     629,655
   Bombay Burmah Trading Co.                                               1,746       3,010
   Bombay Dyeing & Manufacturing Co., Ltd.                             1,441,969   1,400,541
  *Bombay Rayon Fashions, Ltd.                                            15,542      46,103
   Brigade Enterprises, Ltd.                                              10,795      13,136
   Cairn India, Ltd.                                                   7,356,472  40,897,532
   Canara Bank                                                         1,722,820   8,192,127
   Capital First, Ltd.                                                   260,446     747,112

Dimensional Emerging Markets Value Fund
continued

                                                                       Shares     Value++
                                                                      --------- -----------
INDIA -- (Continued)
   Central Bank Of India                                              3,187,732 $ 2,821,084
   Century Textiles & Industries, Ltd.                                  966,639   5,389,091
   Chambal Fertilizers & Chemicals, Ltd.                              2,025,212   1,361,192
   City Union Bank, Ltd.                                              1,450,289   1,415,129
   Claris Lifesciences, Ltd.                                             86,438     220,421
   Coromandel International, Ltd.                                         7,624      27,727
   Corp. Bank                                                           436,134   2,118,466
   Cox & Kings, Ltd.                                                    545,795   1,368,294
  *Cranes Software International, Ltd.                                  114,443       7,727
   Crompton Greaves, Ltd.                                               196,049     537,698
   Dalmia Bharat, Ltd.                                                  159,852     632,613
  *DB Realty, Ltd.                                                    1,426,693   1,650,002
  *DCB Bank, Ltd.                                                     2,874,325   2,894,243
   DCM Shriram, Ltd.                                                    181,494     288,107
   Deepak Fertilisers & Petrochemicals Corp., Ltd.                      424,886     938,306
  *DEN Networks, Ltd.                                                    98,983     287,476
   Dena Bank                                                          1,741,961   1,828,568
   Dewan Housing Finance Corp., Ltd.                                    115,020     432,731
   DLF, Ltd.                                                          7,623,132  17,697,372
   Dredging Corp. Of India, Ltd.                                         53,414     260,297
   Edelweiss Financial Services, Ltd.                                 1,114,016     633,978
  *Educomp Solutions, Ltd.                                              647,077     275,772
   Eicher Motors, Ltd.                                                   15,888   1,639,040
  *EID Parry India, Ltd.                                                818,733   2,067,845
   EIH, Ltd.                                                            886,903   1,116,987
  *Elder Pharmaceuticals, Ltd.                                           78,215     279,344
   Electrosteel Castings, Ltd.                                          692,702     266,186
  *Era Infra Engineering, Ltd.                                          974,906     272,102
  *Eros International Media, Ltd.                                       182,238     497,463
   Escorts, Ltd.                                                      1,368,597   2,879,274
   Ess Dee Aluminium, Ltd.                                               42,453     438,272
  *Essar Oil, Ltd.                                                    1,120,513   1,079,767
   Essar Ports, Ltd.                                                    667,039     658,380
  *Essar Shipping, Ltd.                                                 241,588      63,588
   Essel Propack, Ltd.                                                  724,110     819,680
   Federal Bank, Ltd.                                                 9,157,930  13,739,284
  *Federal-Mogul Goetze India, Ltd.                                       3,731      11,320
   Financial Technologies India, Ltd.                                   223,163   1,169,096
   Finolex Cables, Ltd.                                                 652,369   1,489,695
   Finolex Industries, Ltd.                                             681,668   2,531,683
  *Firstsource Solutions, Ltd.                                        2,253,442   1,197,317
  *Fortis Healthcare, Ltd.                                            1,405,155   2,323,329
  *Future Consumer Enterprise, Ltd.                                     145,968      16,968
  *Future Lifestyle Fashions, Ltd.                                        4,709       6,390
   Future Retail, Ltd.                                                   35,861      78,673
   GAIL India, Ltd.                                                   1,786,494  10,969,315
  *Gammon India, Ltd.                                                   162,933      46,155
   Gateway Distriparks, Ltd.                                            269,578     797,777
  *Gitanjali Gems, Ltd.                                                 405,156     419,886
   Godrej Properties, Ltd.                                               89,893     330,018
   Graphite India, Ltd.                                                 586,551     822,097
   Grasim Industries, Ltd.                                               15,142     661,971

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- ------------
INDIA -- (Continued)
   Great Eastern Shipping Co., Ltd. (The)                              1,015,526 $  5,659,796
   Greaves Cotton, Ltd.                                                    9,635       13,397
  *GTL Infrastructure, Ltd.                                            1,200,337       39,800
   Gujarat Alkalies & Chemicals, Ltd.                                    449,629    1,313,481
   Gujarat Fluorochemicals, Ltd.                                         262,185    1,388,654
   Gujarat Mineral Development Corp., Ltd.                                94,412      207,016
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                  729,530      981,879
  *Gujarat NRE Coke, Ltd.                                              3,619,364      638,450
   Gujarat State Fertilisers & Chemicals, Ltd.                         2,186,080    2,012,959
   Gujarat State Petronet, Ltd.                                        1,923,672    2,326,850
   Gulf Oil Corp., Ltd.                                                  227,784      459,684
   HBL Power Systems, Ltd.                                               138,136       35,400
  *HCL Infosystems, Ltd.                                               1,107,643      831,876
   HEG, Ltd.                                                             138,303      525,843
  *HeidelbergCement India, Ltd.                                          699,011      485,095
  *Hexa Tradex, Ltd.                                                     265,877       93,823
   Hindalco Industries, Ltd.                                          22,212,623   50,166,582
   Hinduja Global Solutions, Ltd.                                         60,085      527,050
   Hinduja Ventures, Ltd.                                                 67,133      286,207
  *Hindustan Construction Co., Ltd.                                    7,005,199    2,236,900
  *Hotel Leela Venture, Ltd.                                           1,480,240      453,749
  *Housing Development & Infrastructure, Ltd.                          5,496,603    6,256,503
   HSIL, Ltd.                                                            187,119      463,034
   HT Media, Ltd.                                                         76,822      117,428
   ICICI Bank, Ltd.                                                      590,476   12,239,038
   ICICI Bank, Ltd. Sponsored ADR                                      3,344,526  142,710,924
   IDBI Bank, Ltd.                                                     4,225,680    4,798,059
   Idea Cellular, Ltd.                                                   953,652    2,153,326
   IDFC, Ltd.                                                          6,072,777   11,298,525
   IFCI, Ltd.                                                          6,602,323    2,805,286
   IIFL Holdings, Ltd.                                                 2,848,913    3,794,641
   IL&FS Transportation Networks, Ltd.                                    12,212       26,761
   India Cements, Ltd. (The)                                           3,947,997    4,510,973
   Indiabulls Housing Finance, Ltd.                                    1,795,884    8,959,814
  *Indiabulls Infrastructure and Power, Ltd.                           9,986,439      603,966
   Indiabulls Real Estate, Ltd.                                        2,810,580    2,915,914
   Indian Bank                                                         1,319,707    2,809,603
   Indian Hotels Co., Ltd.                                             4,950,436    5,931,034
   Indian Overseas Bank                                                3,375,808    3,488,935
   Indo Rama Synthetics India                                             20,657        5,563
   Infotech Enterprises, Ltd.                                             26,080      134,225
   ING Vysya Bank, Ltd.                                                  265,599    2,506,362
   Ingersoll-Rand India, Ltd.                                             30,001      224,194
   Jai Corp., Ltd.                                                       403,094      467,152
   Jain Irrigation Systems, Ltd.                                       3,654,796    4,976,667
   Jaiprakash Associates, Ltd.                                        20,703,122   18,639,791
   Jammu & Kashmir Bank, Ltd. (The)                                      323,600    9,007,053
   Jaypee Infratech, Ltd.                                              1,716,142      698,442
   JB Chemicals & Pharmaceuticals, Ltd.                                  373,888      960,768
   JBF Industries, Ltd.                                                  140,339      195,620
  *Jet Airways India, Ltd.                                                64,150      265,598
   Jindal Poly Films, Ltd.                                               188,270      460,499

Dimensional Emerging Markets Value Fund
continued

                                                                       Shares     Value++
                                                                      --------- -----------
INDIA -- (Continued)
  *Jindal Poly Investments and Finance Co., Ltd.                         53,426 $    52,970
   Jindal Saw, Ltd.                                                   2,076,447   1,952,550
  *Jindal Stainless, Ltd.                                               816,596     522,816
   Jindal Steel & Power, Ltd.                                         3,075,688  13,057,437
   JK Cement, Ltd.                                                      131,807     492,306
   JK Lakshmi Cement, Ltd.                                              411,178     812,124
   JM Financial, Ltd.                                                 4,580,382   2,135,756
   JSW Energy, Ltd.                                                   6,026,339   5,311,908
   JSW Steel, Ltd.                                                    1,930,901  34,896,081
   Jubilant Life Sciences, Ltd.                                         641,941   1,778,973
   Kakinada Fertilizers, Ltd.                                         2,082,494      72,576
   Kalpataru Power Transmission, Ltd.                                   264,661     507,581
   Karnataka Bank, Ltd.                                               2,195,065   4,480,352
   Karur Vysya Bank, Ltd.                                               372,860   2,407,116
   KEC International, Ltd.                                              471,467     591,242
   Kesoram Industries, Ltd.                                             449,716     469,885
   Kirloskar Brothers, Ltd.                                               2,141       6,642
   Kirloskar Oil Engines, Ltd.                                          318,856   1,061,583
   KSB Pumps, Ltd.                                                        7,207      39,905
  *KSK Energy Ventures, Ltd.                                             20,905      24,294
   Lakshmi Vilas Bank, Ltd.                                             457,710     640,203
  *Mahanagar Telephone Nigam                                            784,604     230,635
   Maharashtra Seamless, Ltd.                                           194,873     692,530
   Mahindra Lifespace Developers, Ltd.                                  143,080     944,676
   Man Infraconstruction, Ltd.                                            1,968       3,103
   Manaksia, Ltd.                                                        49,183      58,931
   MAX India, Ltd.                                                       25,606      91,220
   McLeod Russel India, Ltd.                                            496,900   2,222,703
  *Mercator, Ltd.                                                     1,796,935     929,249
   Merck, Ltd.                                                           22,680     250,862
   MOIL, Ltd.                                                             4,675      19,972
   Monnet Ispat & Energy, Ltd.                                          179,359     250,335
   Motilal Oswal Financial Services, Ltd.                                 4,955       8,610
   Mphasis, Ltd.                                                         51,299     353,473
   MRF, Ltd.                                                             11,528   3,931,433
  *Nagarjuna Oil Refinery, Ltd.                                         962,714      59,063
   Nahar Capital and Financial Services, Ltd.                             4,702       3,798
   National Aluminium Co., Ltd.                                       1,851,267   1,172,967
   Nava Bharat Ventures, Ltd.                                            27,806      75,340
   NCC, Ltd.                                                          2,621,585   2,201,463
   NIIT Technologies, Ltd.                                              468,992   3,177,879
   NIIT, Ltd.                                                           767,524     419,815
   Noida Toll Bridge Co., Ltd.                                          155,450      72,752
   Oberoi Realty, Ltd.                                                   27,313      94,145
   OCL India, Ltd.                                                       61,362     177,197
   OMAXE, Ltd.                                                        1,009,896   2,140,184
  *Orchid Chemicals & Pharmaceuticals, Ltd.                             193,091     173,047
   Orient Cement, Ltd.                                                  567,622     459,879
   Orient Paper & Industries, Ltd.                                       47,163      17,090
   Oriental Bank of Commerce                                          1,205,589   4,962,350
  *Oswal Chemicals & Fertilizers                                        362,297     156,284
  *Panacea Biotec, Ltd.                                                  23,946      62,986

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- ------------
INDIA -- (Continued)
  *Parsvnath Developers, Ltd.                                          1,662,316 $    683,557
   Peninsula Land, Ltd.                                                  303,470      164,433
   Petronet LNG, Ltd.                                                    710,816    1,701,087
  *Pipavav Defence & Offshore Engineering Co., Ltd.                       22,287       17,709
   Piramal Enterprises, Ltd.                                             755,009    6,809,253
  *Plethico Pharmaceuticals, Ltd.                                        213,627      148,248
   Polaris Financial Technology, Ltd.                                    908,662    2,723,867
   Polyplex Corp., Ltd.                                                   17,713       46,943
   Power Finance Corp., Ltd.                                              16,793       51,580
  *Prime Focus, Ltd.                                                       8,309        3,899
  *Prism Cement, Ltd.                                                    408,522      313,636
   PTC India Financial Services, Ltd.                                    450,875      128,829
   PTC India, Ltd.                                                     3,851,423    4,254,296
  *Punj Lloyd, Ltd.                                                    1,800,182      876,130
   Punjab & Sind Bank                                                    116,252       92,781
   Puravankara Projects, Ltd.                                             22,265       26,839
   Rain Industries, Ltd.                                               1,429,773      937,918
   Rajesh Exports, Ltd.                                                  287,502      547,555
   Ramco Cements, Ltd. (The)                                             395,725    1,418,130
   Raymond, Ltd.                                                         629,181    3,238,907
   Redington India, Ltd.                                                  96,516      141,896
   REI Agro, Ltd.                                                      5,013,829      383,117
   Reliance Capital, Ltd.                                              1,871,725   11,049,176
   Reliance Communications, Ltd.                                      10,751,778   21,947,686
   Reliance Industries, Ltd.                                          21,131,225  328,571,526
   Reliance Industries, Ltd. GDR                                         107,000    3,322,990
  *Reliance Power, Ltd.                                               12,151,717   13,799,764
   Rolta India, Ltd.                                                   1,831,833    2,281,641
   Ruchi Soya Industries, Ltd.                                         1,735,191    1,041,776
   Rural Electrification Corp., Ltd.                                   2,768,400   10,903,331
   Sesa Sterlite, Ltd.                                                10,746,999   33,154,130
   Sesa Sterlite, Ltd. ADR                                             1,546,032   18,877,056
  *Shipping Corp. of India, Ltd.                                       2,334,024    1,653,702
   Shree Renuka Sugars, Ltd.                                           7,680,873    2,791,610
   Sintex Industries, Ltd.                                             2,196,726    1,669,869
   Sobha Developers, Ltd.                                                534,292    3,299,986
   South Indian Bank, Ltd.                                             9,724,062    3,714,264
   SREI Infrastructure Finance, Ltd.                                   1,470,670      812,593
   SRF, Ltd.                                                             290,002    1,861,463
   State Bank of Bikaner & Jaipur                                         43,134      251,287
   State Bank of India                                                 2,505,452   86,574,863
   State Bank of India GDR                                                 1,449       99,574
   Steel Authority of India, Ltd.                                      5,196,476    5,867,025
  *Sterling Biotech, Ltd.                                                469,995       67,146
   Sterlite Technologies, Ltd.                                         1,777,282      906,704
   Styrolution ABS India, Ltd.                                            28,114      214,575
   Sundaram Finance, Ltd.                                                  3,250       38,985
   Sundram Fasteners, Ltd.                                                25,783       31,845
  *Suzlon Energy, Ltd.                                                16,275,656    3,542,733
   Syndicate Bank                                                      2,880,564    4,942,385
   Tamil Nadu Newsprint & Papers, Ltd.                                    45,093       97,272
   Tata Chemicals, Ltd.                                                1,201,925    5,677,822

Dimensional Emerging Markets Value Fund
continued

                                                                         Shares        Value++
                                                                      ------------- --------------
INDIA -- (Continued)
   Tata Global Beverages, Ltd.                                            4,978,918 $   12,403,533
   Tata Investment Corp., Ltd.                                               27,375        215,650
   Tata Motors, Ltd.                                                      1,817,498     12,637,275
  #Tata Motors, Ltd. Sponsored ADR                                          163,263      6,109,301
   Tata Steel, Ltd.                                                       8,632,925     57,562,223
   Techno Electric & Engineering Co., Ltd.                                    1,571          4,426
  *Teledata Marine Solutions, Ltd.                                          267,258             --
   Time Technoplast, Ltd.                                                   498,379        314,608
   Trent, Ltd.                                                               16,579        271,086
   Triveni Turbine, Ltd.                                                    166,206        191,031
   Tube Investments of India, Ltd.                                          503,633      1,597,088
  *TV18 Broadcast, Ltd.                                                   5,614,655      2,348,157
   UCO Bank                                                               5,290,500      6,735,172
   Uflex, Ltd.                                                              339,502        482,510
   Unichem Laboratories, Ltd.                                               182,522        660,357
   Union Bank of India                                                    1,499,085      3,774,194
  *Unitech, Ltd.                                                         31,412,365      8,280,278
   UPL, Ltd.                                                              4,268,343     18,958,974
   Usha Martin, Ltd.                                                      1,811,897      1,117,424
  *Uttam Galva Steels, Ltd.                                                  14,790         16,657
   VA Tech Wabag, Ltd.                                                        1,281         16,899
  *Vardhman Special Steels, Ltd.                                              6,934          3,089
   Vardhman Textiles, Ltd.                                                  111,378        612,944
   Videocon Industries, Ltd.                                              1,114,865      2,996,035
   Vijaya Bank                                                            2,690,477      1,840,140
   Voltas, Ltd.                                                             319,969        850,922
   Welspun Corp., Ltd.                                                    1,847,557      2,494,436
   Welspun Infra Enterprises, Ltd.                                           92,378         22,974
   Wockhardt, Ltd.                                                          312,182      3,983,400
   Zensar Technologies, Ltd.                                                 28,981        173,196
   Zuari Agro Chemicals, Ltd.                                               128,304        281,093
   Zuari Global, Ltd.                                                        69,501         89,692
                                                                                    --------------
TOTAL INDIA                                                                          1,461,487,427
                                                                                    --------------
INDONESIA -- (2.6%)
   Adaro Energy Tbk PT                                                  185,755,400     19,111,375
   Adhi Karya Persero Tbk PT                                             10,239,917      2,651,206
   Agung Podomoro Land Tbk PT                                            73,568,400      1,679,216
   Alam Sutera Realty Tbk PT                                             99,030,500      4,563,834
   Aneka Tambang Persero Tbk PT                                          80,886,500      8,247,237
   Asahimas Flat Glass Tbk PT                                             5,277,000      3,199,937
   Astra Graphia Tbk PT                                                   3,635,000        629,498
  *Bakrie and Brothers Tbk PT                                         1,056,525,750      4,569,155
  *Bakrie Sumatera Plantations Tbk PT                                   182,168,500        787,370
  *Bakrie Telecom Tbk PT                                                260,426,500      1,126,266
  *Bakrieland Development Tbk PT                                        623,458,520        862,166
   Bank Bukopin Tbk PT                                                   63,324,333      3,508,896
   Bank Danamon Indonesia Tbk PT                                         35,637,554     12,633,602
   Bank Mandiri Persero Tbk PT                                           75,216,231     64,265,948
   Bank Negara Indonesia Persero Tbk PT                                 123,523,241     51,625,849
  *Bank Pan Indonesia Tbk PT                                            148,740,401     11,203,143
   Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                  31,833,900      2,656,148

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- -----------
INDONESIA -- (Continued)
  *Bank Permata Tbk PT                                                    381,272 $    44,249
   Bank Tabungan Negara Persero Tbk PT                                 64,185,827   6,421,926
  *Barito Pacific Tbk PT                                               15,599,000     425,502
  *Benakat Integra Tbk PT                                              67,250,400     811,036
  *Berau Coal Energy Tbk PT                                            30,316,500     322,926
  *Berlian Laju Tanker Tbk PT                                         128,161,466          --
   Bisi International PT                                               12,866,900     686,883
  *Borneo Lumbung Energi & Metal Tbk PT                                12,594,500     123,386
  *Budi Starch & Sweetener Tbk PT                                      12,660,500     126,184
  *Bumi Resources Minerals Tbk PT                                      11,052,500     209,161
  *Bumi Resources Tbk PT                                              209,284,400   3,705,607
   Bumi Serpong Damai PT                                               13,195,000   1,787,543
   BW Plantation Tbk PT                                                   666,600      81,163
  *Central Proteinaprima Tbk PT                                       178,071,500     770,039
   Charoen Pokphand Indonesia Tbk PT                                   45,905,630  15,010,146
   Ciputra Development Tbk PT                                         131,947,400  11,616,093
   Ciputra Property Tbk PT                                             24,365,400   1,533,744
   Ciputra Surya Tbk PT                                                17,099,600   3,374,652
   Clipan Finance Indonesia Tbk PT                                      2,995,500     104,929
  *Darma Henwa Tbk PT                                                 246,575,442     383,891
  *Davomas Abadi Tbk PT                                               138,239,500          --
  *Delta Dunia Makmur Tbk PT                                           15,009,500     241,077
   Elnusa Tbk PT                                                       40,695,700   1,797,837
  *Energi Mega Persada Tbk PT                                         570,221,378   4,650,644
  *Erajaya Swasembada Tbk PT                                           17,565,200   1,828,639
  *Ever Shine Textile Tbk PT                                           19,342,215     368,057
  *Exploitasi Energi Indonesia Tbk PT                                  12,430,900     244,346
   Gajah Tunggal Tbk PT                                                25,803,500   4,285,668
  *Garuda Indonesia Persero Tbk PT                                     23,477,581     936,856
   Global Mediacom Tbk PT                                              94,263,500  17,893,397
  *Gozco Plantations Tbk PT                                            14,839,400     137,516
  *Great River International Tbk PT                                     1,788,000          --
   Gudang Garam Tbk PT                                                  2,837,000  13,899,196
   Harum Energy Tbk PT                                                  9,042,000   1,852,352
   Hexindo Adiperkasa Tbk PT                                            1,212,344     398,244
   Holcim Indonesia Tbk PT                                             18,187,500   4,478,830
  *Indah Kiat Pulp & Paper Corp. Tbk PT                                37,851,200   4,433,445
   Indika Energy Tbk PT                                                27,402,500   1,473,906
   Indo Tambangraya Megah Tbk PT                                          152,400     336,847
  *Indo-Rama Synthetics Tbk PT                                             41,500       2,801
   Indofood Sukses Makmur Tbk PT                                       61,516,000  37,631,302
   Intiland Development Tbk PT                                         52,201,400   2,055,132
   Japfa Comfeed Indonesia Tbk PT                                      27,068,750   2,969,537
   Jaya Real Property Tbk PT                                          127,605,000  10,151,305
   Kawasan Industri Jababeka Tbk PT                                   304,453,310   6,737,727
  *Krakatau Steel Persero Tbk PT                                        2,991,500     128,998
  *Lippo Cikarang Tbk PT                                                  801,400     530,485
   Lippo Karawaci Tbk PT                                              330,849,649  30,685,425
   Matahari Putra Prima Tbk PT                                         31,128,300   7,475,279
   Mayora Indah Tbk PT                                                  8,048,917  19,559,374
   Medco Energi Internasional Tbk PT                                   27,137,000   6,468,093
  *Mitra International Resources Tbk PT                                 8,064,760      35,653

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
INDONESIA -- (Continued)
   MNC Investama Tbk PT                                               287,585,900 $  7,647,398
  *Modernland Realty Tbk PT                                            18,274,600      695,273
   Multipolar Tbk PT                                                   65,104,700    3,785,077
  *Nusantara Infrastructure Tbk PT                                      8,858,500      180,350
   Pabrik Kertas Tjiwi Kimia Tbk PT                                       246,000       34,000
  *Pan Brothers Tbk PT                                                    183,750        6,816
  *Panasia Indo Resources Tbk PT                                          403,200       12,032
  *Panin Financial Tbk PT                                             242,926,900    5,518,545
   Panin Insurance Tbk PT                                              30,949,000    1,864,153
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT               46,107,984    9,797,056
   Petrosea Tbk PT                                                      3,762,500      448,096
  *Polychem Indonesia Tbk PT                                           11,868,000      205,881
   Ramayana Lestari Sentosa Tbk PT                                     23,587,500    2,615,199
   Salim Ivomas Pratama Tbk PT                                         12,807,300    1,110,483
   Sampoerna Agro PT                                                   11,632,441    2,465,963
   Samudera Indonesia Tbk PT                                               34,400        9,113
   Selamat Sempurna Tbk PT                                             12,655,200    3,961,689
  *Sentul City Tbk PT                                                 306,823,900    4,583,423
  *Sigmagold Inti Perkasa Tbk PT                                       55,832,700    2,183,308
   Sinar Mas Agro Resources and Technology Tbk PT                       7,806,900    4,510,920
   Sinar Mas Multiartha Tbk PT                                              2,000          606
   Summarecon Agung Tbk PT                                             18,141,614    1,748,610
  *Sunson Textile Manufacturer Tbk PT                                   2,540,300       16,726
  *Surya Dumai Industri Tbk                                             5,145,000           --
   Surya Semesta Internusa Tbk PT                                      26,436,300    1,907,535
   Surya Toto Indonesia Tbk PT                                            446,000      282,429
  *Suryainti Permata Tbk PT                                            17,378,000           --
   Tiga Pilar Sejahtera Food Tbk                                       30,578,922    5,834,253
   Timah Persero Tbk PT                                                58,412,960    7,598,651
   Trias Sentosa Tbk PT                                                   336,500        9,329
  *Trimegah Securities Tbk PT                                           9,367,000       68,009
  *Truba Alam Manunggal Engineering PT                                129,244,500       55,894
   Tunas Baru Lampung Tbk PT                                           17,379,500      768,271
   Tunas Ridean Tbk PT                                                 42,848,500    2,503,644
  *Ultrajaya Milk Industry & Trading Co. Tbk PT                        10,045,800    3,708,446
   Unggul Indah Cahaya Tbk PT                                             371,435       61,282
   United Tractors Tbk PT                                               8,928,200   16,786,164
   Vale Indonesia Tbk PT                                               42,202,300   12,999,458
  *Visi Media Asia Tbk PT                                               5,510,800      135,339
  *Wintermar Offshore Marine Tbk PT                                       289,000       24,576
   XL Axiata Tbk PT                                                     1,982,800      889,369
                                                                                  ------------
TOTAL INDONESIA                                                                    531,581,240
                                                                                  ------------
ISRAEL -- (0.0%)
  *Feuchtwanger Investments, Ltd.                                          10,500           --
  *Israel Steel Mills, Ltd.                                                97,000           --
  *Knafaim Holdings, Ltd.                                                  14,695       32,647
  *Liberty Properties, Ltd.                                                 2,467       15,684
   Mivtach Shamir Holdings, Ltd.                                            3,973      131,060
                                                                                  ------------
TOTAL ISRAEL                                                                           179,391
                                                                                  ------------

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
MALAYSIA -- (3.9%)
  *Adventa Bhd                                                            62,000 $    21,341
   Affin Holdings Bhd                                                  9,621,500  11,126,122
  #AirAsia Bhd                                                        22,497,100  15,307,149
   Alam Maritim Resources Bhd                                          3,625,700   1,647,083
   Alliance Financial Group Bhd                                       16,295,200  22,381,661
   Allianz Malaysia Bhd                                                   16,700      52,688
   AMMB Holdings Bhd                                                  23,929,662  52,667,563
  *Ann Joo Resources Bhd                                               2,973,600   1,094,051
   APM Automotive Holdings Bhd                                         1,195,300   2,220,243
   Batu Kawan Bhd                                                      2,078,750  12,468,910
   Benalec Holdings Bhd                                                5,265,500   1,452,902
   Berjaya Assets Bhd                                                    171,900      44,786
   Berjaya Corp. Bhd                                                  41,062,780   6,292,659
   Berjaya Land Bhd                                                   13,220,000   3,361,718
   BIMB Holdings Bhd                                                   4,758,645   6,203,389
   BLD Plantation Bhd                                                      6,600      17,778
  *Boustead Heavy Industries Corp. Bhd                                    95,200      74,039
  #Boustead Holdings Bhd                                               7,459,998  12,683,742
   Cahya Mata Sarawak Bhd                                              2,884,500   8,437,789
   Can-One Bhd                                                           401,400     377,394
   CB Industrial Product Holding Bhd                                   1,370,300   1,974,392
   Chin Teck Plantations Bhd                                             309,100     922,657
   Coastal Contracts Bhd                                               3,116,200   4,784,177
   CSC Steel Holdings Bhd                                              2,503,800   1,028,111
  *Cycle & Carriage Bintang Bhd                                          135,000      98,005
  *Datuk Keramik Holdings Bhd                                            127,000          --
   Daya Materials Bhd                                                 10,663,200   1,096,039
   DRB-Hicom Bhd                                                      18,941,300  14,512,818
  #Eastern & Oriental Bhd                                             15,656,115  11,384,386
  *ECM Libra Financial Group Bhd                                       2,242,050     680,954
   Engtex Group Bhd                                                      155,800      91,785
  *Evergreen Fibreboard Bhd                                            2,145,426     345,440
   Eversendai Corp. Bhd                                                1,053,300     358,111
   Faber Group Bhd                                                     4,005,100   3,651,415
   FAR East Holdings Bhd                                                 403,800     941,067
  *Fountain View Development Bhd                                       2,573,200          --
   Genting Bhd                                                         6,056,300  18,203,545
  #Genting Malaysia Bhd                                               26,028,700  33,666,982
   Genting Plantations Bhd                                               275,600     937,708
   Globetronics Technology Bhd                                           279,600     308,903
   Glomac Bhd                                                          7,416,300   2,500,132
  *Goldis Bhd                                                          3,227,495   2,148,450
   GuocoLand Malaysia Bhd                                              1,886,200     666,367
   HAP Seng Consolidated Bhd                                          14,387,600  13,970,393
   Hap Seng Plantations Holdings Bhd                                   3,806,300   3,270,144
   Hiap Teck Venture Bhd                                                 863,200     208,988
   Hong Leong Financial Group Bhd                                      2,586,751  12,135,266
   Hong Leong Industries Bhd                                           1,257,300   2,556,791
   Hua Yang Bhd                                                          930,233     533,090
  *Hubline Bhd                                                         5,352,350      65,928
   Hwang Capital Malaysia Bhd                                            930,700     528,457
   IGB Corp. Bhd                                                      15,137,390  12,835,505

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
MALAYSIA -- (Continued)
  #IJM Corp. Bhd                                                      23,540,859 $46,062,061
   IJM Land Bhd                                                        7,064,700   6,537,293
  #IJM Plantations Bhd                                                   514,200     557,722
  *Inch Kenneth Kajang Rubber                                          1,123,300     285,857
   Insas Bhd                                                           5,526,348   2,052,716
   Integrated Logistics Bhd                                               93,128      22,390
   Integrax Bhd                                                          974,800     641,461
   Iris Corp. Bhd                                                     11,291,000   1,593,983
  *JAKS Resources Bhd                                                  9,634,600   1,623,127
   Jaya Tiasa Holdings Bhd                                             4,853,433   4,046,614
   JCY International Bhd                                              10,030,900   2,278,026
  *K&N Kenanga Holdings Bhd                                            4,082,187     976,586
  *Karambunai Corp. Bhd                                               18,222,700     504,772
   Keck Seng Malaysia Bhd                                              2,515,500   5,421,761
   Kian JOO CAN Factory Bhd                                            4,777,380   4,992,467
  *KIG Glass Industrial Bhd                                              260,000          --
   Kim Loong Resources Bhd                                               499,100     431,284
   Kimlun Corp. Bhd                                                      657,800     324,406
  *Kinsteel Bhd                                                        6,474,800     358,421
   KLCC Property Holdings Bhd                                          5,504,700  11,217,021
  *KNM Group Bhd                                                      19,662,825   5,009,387
  *Kretam Holdings Bhd                                                 3,322,800     610,944
  *KSL Holdings Bhd                                                    2,922,666   1,924,861
  *KUB Malaysia Bhd                                                    5,684,400     855,088
  *Kulim Malaysia Bhd                                                  9,518,600  10,299,437
   Kumpulan Fima Bhd                                                   2,385,600   1,703,661
   Kumpulan Perangsang Selangor Bhd                                    4,262,300   1,986,250
   Kwantas Corp. Bhd                                                     288,400     198,700
  *Land & General Bhd                                                 10,793,700   1,885,425
  *Landmarks Bhd                                                       4,159,308   1,417,652
   LBS Bina Group Bhd                                                  3,377,500   1,843,401
   Lion Diversified Holdings Bhd                                       2,237,000     116,519
   Lion Industries Corp. Bhd                                           8,486,481   1,705,087
   Magnum Bhd                                                          4,457,600   4,122,679
  #Mah Sing Group Bhd                                                  7,426,239   5,146,519
   Malayan Flour Mills Bhd                                             2,057,950     996,638
  #Malaysia Airports Holdings Bhd                                      3,811,710   9,403,118
 #*Malaysian Airline System Bhd                                       38,540,700   2,725,714
   Malaysian Bulk Carriers Bhd                                         6,827,125   3,978,835
   Malaysian Pacific Industries Bhd                                    1,062,075   1,361,950
   Malaysian Resources Corp. Bhd                                      18,569,700   8,937,164
   MBM Resources Bhd                                                   2,500,303   2,469,116
   Media Prima Bhd                                                     1,296,900     989,107
   Mega First Corp. Bhd                                                1,204,500     842,173
  *MISC Bhd                                                           10,929,404  21,835,999
   MK Land Holdings Bhd                                                9,637,500   1,507,788
   MKH Bhd                                                             2,067,159   2,773,876
   MMC Corp. Bhd                                                      14,697,180  12,600,328
   MNRB Holdings Bhd                                                   1,754,000   2,038,892
   Muda Holdings Bhd                                                     113,700      66,212
   Mudajaya Group Bhd                                                  4,170,600   3,310,387
   Muhibbah Engineering M Bhd                                          5,494,100   4,889,828

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
MALAYSIA -- (Continued)
  *Mulpha International Bhd                                           33,287,600 $ 4,393,821
   Naim Holdings Bhd                                                   3,201,500   3,919,314
   NCB Holdings Bhd                                                    2,451,500   2,307,510
   Negri Sembilan Oil Palms Bhd                                          167,600     307,382
   Oriental Holdings Bhd                                               3,680,879   8,794,727
  #OSK Holdings Bhd                                                    7,299,671   3,712,344
   Pacific & Orient Bhd                                                  334,330     142,409
   Panasonic Manufacturing Malaysia Bhd                                  382,080   2,597,647
   Pantech Group Holdings Bhd                                            904,900     273,685
  *Paracorp Bhd                                                          252,000          --
   Paramount Corp. Bhd                                                 1,099,900     562,297
  #Parkson Holdings Bhd                                                2,472,634   2,225,535
  *Perdana Petroleum Bhd                                               5,026,380   2,911,922
   Perusahaan Sadur Timah Malaysia Bhd                                     6,800       9,688
   Pie Industrial Bhd                                                    323,600     813,231
   PJ Development Holdings Bhd                                         3,863,000   1,811,813
   Pos Malaysia Bhd                                                    1,762,917   2,433,078
   PPB Group Bhd                                                       8,450,166  42,646,304
   Press Metal Bhd                                                     2,955,981   3,147,838
  *Prime Utilities Bhd                                                    39,000          --
   Protasco Bhd                                                        1,083,500     631,297
   RCE Capital Bhd                                                     4,910,500     467,219
  #RHB Capital Bhd                                                    12,566,905  31,930,906
   Rimbunan Sawit Bhd                                                  5,659,100   1,396,135
   Salcon Bhd                                                          7,484,700   1,697,745
   Sarawak Oil Palms Bhd                                                 523,320   1,044,083
   Sarawak Plantation Bhd                                                 66,900      54,303
   Scientex Bhd                                                           43,748      77,755
  *Scomi Group Bhd                                                    25,227,900   3,294,947
   Selangor Dredging Bhd                                               1,312,700     430,070
   Selangor Properties Bhd                                                65,700     106,715
   Shangri-La Hotels Malaysia Bhd                                        739,100   1,497,906
  *Shell Refining Co. Federation of Malaya Bhd                           246,300     451,533
   SHL Consolidated Bhd                                                  693,700     478,362
  #SP Setia Bhd                                                        1,986,000   1,835,594
   Star Publications Malaysia Bhd                                      1,127,900     893,376
   Subur Tiasa Holdings Bhd                                              343,530     237,505
  #Sunway Bhd                                                         12,563,126  11,954,317
  #Supermax Corp. Bhd                                                  8,498,700   6,375,134
   Suria Capital Holdings Bhd                                            736,700     587,578
  *Symphony Life Bhd                                                   1,589,910     502,037
   Ta Ann Holdings Bhd                                                 1,549,722   1,994,015
   TA Enterprise Bhd                                                  20,749,900   5,153,028
   TA Global Bhd                                                      11,874,080   1,127,614
   TAHPS Group Bhd                                                        27,000      60,916
  *Talam Transform Bhd                                                15,950,050     490,532
   TAN Chong Motor Holdings Bhd                                        4,685,000   8,171,814
  *Tanjung Offshore Bhd                                                2,560,900     463,793
   TDM Bhd                                                            14,109,900   4,195,491
  *Tebrau Teguh Bhd                                                      897,300     374,450
   TH Plantations Bhd                                                    185,100     115,028
  *Time dotCom Bhd                                                     5,476,280   6,697,657

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- ------------
MALAYSIA -- (Continued)
   Tiong NAM Logistics Holdings                                          246,100 $    101,089
   Tropicana Corp. Bhd                                                 6,756,100    3,188,635
   UEM Sunrise Bhd                                                     3,839,745    2,711,174
   Unisem M Bhd                                                        8,850,800    3,203,467
   United Malacca Bhd                                                    960,500    2,097,298
   United Plantations Bhd                                                422,000    3,267,743
   UOA Development Bhd                                                 4,516,100    3,253,344
   VS Industry Bhd                                                     1,337,193      663,885
   Wah Seong Corp. Bhd                                                 4,824,243    2,910,454
  #WCT Holdings Bhd                                                   12,817,315    8,841,793
   Wing Tai Malaysia Bhd                                               1,868,800    1,237,469
   WTK Holdings Bhd                                                    6,575,950    2,684,001
   YNH Property Bhd                                                    5,291,959    3,195,851
   YTL Corp. Bhd                                                      89,825,050   44,313,609
  *YTL Land & Development Bhd                                          3,111,800      896,170
                                                                                 ------------
TOTAL MALAYSIA                                                                    774,185,098
                                                                                 ------------
MEXICO -- (6.7%)
   Alfa S.A.B. de C.V. Class A                                        50,229,549  132,688,709
  #Alpek S.A. de C.V.                                                  1,102,074    1,895,371
   Arca Continental S.A.B. de C.V.                                     4,142,783   26,346,108
 #*Axtel S.A.B. de C.V.                                               11,405,148    3,792,199
 #*Bio Pappel S.A.B. de C.V.                                             335,685      717,158
  #Bolsa Mexicana de Valores S.A.B. de C.V.                              560,927    1,151,202
  *Cemex S.A.B. de C.V.                                                  115,602      146,858
 #*Cemex S.A.B. de C.V. Sponsored ADR                                 17,909,307  226,373,641
   Cia Minera Autlan S.A.B. de C.V. Series B                           1,147,952    1,202,113
  #Coca-Cola Femsa S.A.B. de C.V. Series L                                33,494      375,269
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                            2,821      315,839
  *Consorcio ARA S.A.B. de C.V. Series *                              12,701,246    5,592,033
  #Controladora Comercial Mexicana S.A.B. de C.V.                      5,889,925   22,055,564
  #Corp. Actinver S.A.B. de C.V.                                          31,776       35,218
 #*Corp. GEO S.A.B. de C.V. Series B                                   9,461,653      141,925
  *Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B      1,560,786    1,109,500
  *Desarrolladora Homex S.A.B. de C.V.                                 3,011,482      491,875
  *Dine S.A.B. de C.V.                                                 1,027,267      471,124
   El Puerto de Liverpool S.A.B. de C.V. Series 1                         14,100      148,730
  *Empaques Ponderosa S.A. de C.V.                                        90,000           --
  *Empresas ICA S.A.B. de C.V.                                         6,654,223   11,912,014
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR                           1,113,191    8,026,107
  *Financiera Independencia S.A.B. de C.V.                                14,576        5,749
  #Fomento Economico Mexicano S.A.B. de C.V.                           2,503,454   22,744,495
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR             2,566,579  232,968,375
 #*Gruma S.A.B. de C.V. Class B                                        3,249,870   28,740,896
  *Gruma S.A.B. de C.V. Sponsored ADR                                     13,352      470,257
 #*Grupo Aeromexico S.A.B. de C.V.                                       780,005    1,266,944
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                   972,349    3,563,044
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR                44,097    1,298,216
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                   634,177   38,240,873
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B             1,204,121    7,248,058
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    271,607   33,203,956
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B              1,203,482   14,728,517

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ---------- --------------
MEXICO -- (Continued)
   Grupo Carso S.A.B. de C.V. Series A1                               10,391,739 $   52,948,602
   Grupo Cementos de Chihuahua S.A.B. de C.V.                          2,799,892      8,344,407
  #Grupo Comercial Chedraui S.A. de C.V.                               1,635,891      5,025,431
   Grupo Elektra S.A.B. de C.V.                                           89,518      2,562,838
  *Grupo Famsa S.A.B. de C.V. Class A                                  3,160,815      4,324,671
  #Grupo Financiero Banorte S.A.B. de C.V.                            23,649,283    157,068,369
  #Grupo Financiero Inbursa S.A.B. de C.V.                            18,352,790     47,008,618
   Grupo Financiero Interacciones S.A. de C.V.                            35,820        216,299
  #Grupo Financiero Santander Mexico S.A.B. de C.V. Class B            2,138,043      5,107,018
   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR        1,544,753     18,382,561
   Grupo Gigante S.A.B. de C.V. Series *                                 471,076      1,185,544
   Grupo Industrial Maseca S.A.B. de C.V. Class B                      2,756,800      4,296,585
   Grupo Industrial Saltillo S.A.B. de C.V.                            1,342,969      2,874,253
   Grupo KUO S.A.B. de C.V. Series B                                   2,065,160      4,132,609
  #Grupo Mexico S.A.B. de C.V. Series B                               19,828,632     59,715,893
  *Grupo Pochteca S.A.B. de C.V.                                          16,900         21,056
   Grupo Posadas S.A.B. de C.V.                                          355,600        659,135
  *Grupo Qumma S.A. de C.V. Series B                                       5,301             --
  *Grupo Simec S.A.B. de C.V. Series B                                 1,979,526      7,454,950
 #*Grupo Simec S.A.B. de C.V. Sponsored ADR                               19,072        221,998
  *Grupo Sports World S.A.B. de C.V.                                      51,395         79,355
   Industrias Bachoco S.A.B. de C.V. ADR                                   7,664        337,982
  #Industrias Bachoco S.A.B. de C.V. Series B                            981,113      3,599,658
 #*Industrias CH S.A.B. de C.V. Series B                               3,336,823     17,700,829
  *Inmuebles Carso S.A.B. de C.V.                                     10,258,893     10,695,863
   Medica Sur S.A.B. de C.V. Series B                                      1,000          3,401
   Megacable Holdings S.A.B. de C.V.                                     155,331        614,188
   Mexichem S.A.B. de C.V.                                               752,961      2,805,744
  *Minera Frisco S.A.B. de C.V.                                        8,444,229     15,439,105
 #*OHL Mexico S.A.B. de C.V.                                           7,075,430     18,820,582
  #Organizacion Cultiba S.A.B. de C.V.                                    16,708         27,611
 #*Organizacion Soriana S.A.B. de C.V. Class B                        15,016,976     43,514,824
   Qualitas Controladora S.A.B. de C.V.                                2,009,619      5,844,796
  *Savia SA Class A                                                    3,457,285             --
  #TV Azteca S.A.B. de C.V.                                            8,005,859      4,375,371
 #*Urbi Desarrollos Urbanos S.A.B. de C.V.                             9,102,158          3,641
  *Vitro S.A.B. de C.V. Series A                                       1,544,127      4,092,021
                                                                                 --------------
TOTAL MEXICO                                                                      1,338,973,745
                                                                                 --------------
PHILIPPINES -- (1.0%)
   A Soriano Corp.                                                    20,194,300      3,186,759
   Alliance Global Group, Inc.                                        24,479,406     17,144,432
   Alsons Consolidated Resources, Inc.                                17,757,000        698,203
   Atlas Consolidated Mining & Development                             3,316,800      1,105,223
   BDO Unibank, Inc.                                                  11,046,335     21,922,813
   Cebu Air, Inc.                                                        430,760        507,328
   Cebu Holdings, Inc.                                                 5,500,050        630,601
   Century Properties Group, Inc.                                     13,717,000        457,000
   China Banking Corp.                                                   404,176        499,965
  *East West Banking Corp.                                                40,700         27,887
  *Empire East Land Holdings, Inc.                                    49,079,000      1,102,408
  *Export & Industry Bank, Inc. Class A                                   14,950             --

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
PHILIPPINES -- (Continued)
   Filinvest Development Corp.                                            142,800 $     15,900
   Filinvest Land, Inc.                                               194,080,031    6,944,408
   First Philippine Holdings Corp.                                      4,465,530    7,112,526
  *Fwbc Holdings, Inc.                                                  5,471,786           --
  *Global-Estate Resorts, Inc.                                         14,180,000      628,225
   JG Summit Holdings, Inc.                                             4,364,700    4,954,839
   Lopez Holdings Corp.                                                29,502,300    3,018,485
   LT Group, Inc.                                                       2,497,600    1,029,115
   Macroasia Corp.                                                        395,000       18,775
   Megaworld Corp.                                                    201,002,600   21,045,053
   Metropolitan Bank & Trust Co.                                       11,267,992   21,459,910
  *Mondragon International Philippines, Inc.                            2,464,000           --
   Petron Corp.                                                         2,714,500      749,222
  *Philippine National Bank                                             4,995,673    9,782,589
  *Philippine National Construction Corp.                                 398,900        8,223
   Philippine Savings Bank                                              1,232,313    3,788,690
   Philippine Townships, Inc.                                             226,200        1,466
   Philtown Properties, Inc.                                                6,701           43
   Phinma Corp.                                                         2,051,098      512,010
   Rizal Commercial Banking Corp.                                       4,764,548    5,134,831
   Robinsons Land Corp.                                                29,013,450   14,559,632
   San Miguel Corp.                                                     6,273,866   11,760,386
   San Miguel Pure Foods Co., Inc.                                         38,100      200,948
   Security Bank Corp.                                                  1,536,814    4,141,106
   Shang Properties, Inc.                                                 614,285       43,125
   SM Prime Holdings, Inc.                                              6,703,531    2,460,886
  *Top Frontier Investment Holdings, Inc.                                 628,532    1,319,294
   Trans-Asia Oil & Energy Development Corp.                           16,362,000      858,198
   Union Bank Of Philippines, Inc.                                      2,670,714    7,627,303
   Universal Robina Corp.                                               8,248,305   27,085,471
   Vista Land & Lifescapes, Inc.                                       56,759,968    7,687,772
                                                                                  ------------
TOTAL PHILIPPINES                                                                  211,231,050
                                                                                  ------------
POLAND -- (1.9%)
   ABC Data SA                                                              8,429       10,990
  *Agora SA                                                               728,442    2,503,592
  *AmRest Holdings SE                                                         399       10,785
   Asseco Poland SA                                                     1,296,929   19,311,682
  *Bank Millennium SA                                                   5,978,035   17,562,133
 #*Bioton SA                                                              123,074      278,524
  *Ciech SA                                                               533,502    5,715,805
   ComArch SA                                                               2,787       80,519
   Dom Development SA                                                      36,645      562,231
   Enea SA                                                              1,758,128    8,901,550
   Firma Oponiarska Debica SA                                             102,634    3,069,323
   Getin Holding SA                                                     3,330,476    3,511,000
 #*Getin Noble Bank SA                                                  4,404,668    5,361,055
   Grupa Azoty SA                                                         110,107    2,183,715
   Grupa Kety SA                                                          117,729    8,479,974
  *Grupa Lotos SA                                                       1,265,116   16,314,513
  *Hawe SA                                                                245,277      238,723
  *Impexmetal SA                                                        5,780,595    4,934,152

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- ------------
POLAND -- (Continued)
  #Jastrzebska Spolka Weglowa SA                                         202,495 $  2,787,846
  *Kernel Holding SA                                                     110,769    1,029,463
  *KGHM Polska Miedz SA                                                  845,949   30,630,051
   Kopex SA                                                              555,501    2,379,708
  *LC Corp. SA                                                         1,774,081    1,138,372
   Lentex SA                                                              12,729       35,283
   Lubelski Wegiel Bogdanka SA                                               531       21,736
  *MCI Management SA                                                     115,725      340,985
  *Netia SA                                                            3,955,309    7,072,992
   Orbis SA                                                              538,910    6,978,537
   Pelion SA                                                              10,134      257,904
   PGE SA                                                             14,358,931   99,777,343
  *Polimex-Mostostal SA                                               10,112,907      301,525
  *Polnord SA                                                             78,590      235,363
  *Polski Koncern Miesny Duda SA                                       1,273,793      269,494
  #Polski Koncern Naftowy Orlen SA                                     6,279,050   94,021,799
  *Rafako SA                                                              60,222      107,941
  *Rawlplug SA                                                           110,853      424,819
  *Rovese SA                                                           1,128,715      522,831
  *Sygnity SA                                                            194,766    1,106,812
  #Synthos SA                                                          5,306,168    8,363,162
   Tauron Polska Energia SA                                           15,331,549   27,160,244
  *Trakcja SA                                                          3,539,059    1,524,085
  *Vistula Group SA                                                      120,520       66,575
                                                                                 ------------
TOTAL POLAND                                                                      385,585,136
                                                                                 ------------
RUSSIA -- (3.6%)
  *AFI Development P.L.C. GDR                                             59,582       44,027
   Gazprom OAO Sponsored ADR                                          93,269,773  674,054,680
   Lukoil OAO Sponsored ADR                                              689,605   36,507,290
  *Magnitogorsk Iron & Steel Works GDR                                 1,929,398    4,072,128
 #*Mechel Sponsored ADR                                                  456,334      921,795
   RusHydro JSC ADR                                                    8,655,901   13,468,547
   VTB Bank OJSC GDR                                                   1,933,866    4,113,847
                                                                                 ------------
TOTAL RUSSIA                                                                      733,182,314
                                                                                 ------------
SOUTH AFRICA -- (7.4%)
   Adcorp Holdings, Ltd.                                                 545,445    1,658,848
   Aeci, Ltd.                                                          1,152,215   12,869,340
  #African Bank Investments, Ltd.                                      8,358,950    9,912,145
   African Rainbow Minerals, Ltd.                                      1,966,875   37,034,529
   Allied Electronics Corp., Ltd.                                        563,821    1,304,019
  *Anglo American Platinum, Ltd.                                          88,247    4,201,884
  *AngloGold Ashanti, Ltd.                                               943,140   17,049,264
  *AngloGold Ashanti, Ltd. Sponsored ADR                               4,066,826   73,609,551
  *ArcelorMittal South Africa, Ltd.                                    2,285,018    8,042,032
   Argent Industrial, Ltd.                                               771,939      359,656
   Astral Foods, Ltd.                                                      1,581       14,357
  *Aveng, Ltd.                                                         7,722,693   16,593,039
   Barclays Africa Group, Ltd.                                         6,214,975   91,043,580
  #Barloworld, Ltd.                                                    4,167,854   45,467,902
   Basil Read Holdings, Ltd.                                             570,445      501,085

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
SOUTH AFRICA -- (Continued)
   Bell Equipment, Ltd.                                                  416,814 $   691,281
   Blue Label Telecoms, Ltd.                                           4,343,589   3,763,995
  *Brait SE                                                            1,689,395   9,103,533
   Business Connexion Group, Ltd.                                      1,823,337     979,493
   Caxton and CTP Publishers and Printers, Ltd.                        3,267,876   4,961,116
  #Clover Industries, Ltd.                                               342,753     632,317
  *Consolidated Infrastructure Group, Ltd.                                67,591     184,181
  *Corpgro, Ltd.                                                         579,166          --
   Datacentrix Holdings, Ltd.                                            188,927      75,500
   DataTec, Ltd.                                                       3,095,790  15,557,994
   Distell Group, Ltd.                                                   311,947   3,707,964
   Distribution and Warehousing Network, Ltd.                            250,120     242,491
   DRDGOLD, Ltd.                                                       6,207,591   1,976,687
  #DRDGOLD, Ltd. Sponsored ADR                                             9,454      30,442
   Eqstra Holdings, Ltd.                                               2,357,803   1,636,909
  *Evraz Highveld Steel and Vanadium, Ltd.                               148,283     128,825
  #Exxaro Resources, Ltd.                                                847,004  11,560,796
   Gold Fields, Ltd.                                                   1,768,273   7,505,103
   Gold Fields, Ltd. Sponsored ADR                                    11,900,608  50,339,572
   Grand Parade Investments, Ltd.                                          5,685       2,919
   Grindrod, Ltd.                                                      7,243,099  17,151,988
   Group Five, Ltd.                                                      990,775   4,075,356
  *Harmony Gold Mining Co., Ltd.                                       2,952,483   9,703,260
  *Harmony Gold Mining Co., Ltd. Sponsored ADR                         3,137,089  10,321,023
   Hudaco Industries, Ltd.                                                 7,738      77,138
  *Hulamin, Ltd.                                                       1,508,425   1,047,158
   Iliad Africa, Ltd.                                                    179,921     109,610
   Illovo Sugar, Ltd.                                                    213,834     589,658
   Impala Platinum Holdings, Ltd.                                      5,593,838  63,060,916
   Investec, Ltd.                                                      4,667,299  41,078,874
  *JCI, Ltd.                                                          10,677,339          --
  #JD Group, Ltd.                                                      2,283,573   5,966,810
   KAP Industrial Holdings, Ltd.                                          50,812      19,804
  #Lewis Group, Ltd.                                                   1,851,877  10,993,079
   Liberty Holdings, Ltd.                                              1,514,284  18,163,991
   Mediclinic International, Ltd.                                        850,095   5,946,274
  *Merafe Resources, Ltd.                                             21,718,286   2,291,942
   Metair Investments, Ltd.                                              869,105   3,512,928
   MMI Holdings, Ltd.                                                 18,652,591  46,895,771
   Mondi, Ltd.                                                         1,730,577  28,816,887
   Mpact, Ltd.                                                         2,115,404   5,593,867
  *Murray & Roberts Holdings, Ltd.                                     3,982,145   9,324,714
   Mustek, Ltd.                                                           48,438      31,878
  #Nedbank Group, Ltd.                                                 3,855,686  82,653,953
  *Northam Platinum, Ltd.                                              3,476,928  13,572,099
   Omnia Holdings, Ltd.                                                  390,976   8,405,681
   Peregrine Holdings, Ltd.                                            1,522,645   2,794,891
   Petmin, Ltd.                                                        1,374,464     355,002
   PSG Group, Ltd.                                                       590,113   5,844,810
   Raubex Group, Ltd.                                                  1,163,111   2,404,272
  *RCL Foods, Ltd.                                                        26,214      38,373
  *Royal Bafokeng Platinum, Ltd.                                         201,666   1,303,603

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
   Sanlam, Ltd.                                                       23,829,161 $  127,656,171
  *Sappi, Ltd.                                                         8,738,064     27,699,043
  *Sappi, Ltd. Sponsored ADR                                             695,410      2,183,587
   Sasol, Ltd. Sponsored ADR                                             640,884     35,511,382
   Sibanye Gold, Ltd.                                                    590,193      1,524,487
   Sibanye Gold, Ltd. Sponsored ADR                                    2,965,465     30,633,253
   Standard Bank Group, Ltd.                                          20,138,333    264,596,500
  *Stefanutti Stocks Holdings, Ltd.                                      526,548        435,067
  #Steinhoff International Holdings, Ltd.                             23,854,878    123,958,079
  *Super Group, Ltd.                                                   3,165,019      8,527,894
 #*Telkom SA SOC, Ltd.                                                 4,460,104     15,958,773
   Times Media Group, Ltd.                                               253,556        508,845
   Tongaat Hulett, Ltd.                                                  670,959      7,977,089
   Trencor, Ltd.                                                       1,227,129      8,697,028
   Value Group, Ltd.                                                     976,777        496,932
   Wilson Bayly Holmes-Ovcon, Ltd.                                         3,333         43,101
   Zeder Investments, Ltd.                                             2,397,541        998,309
                                                                                 --------------
TOTAL SOUTH AFRICA                                                                1,492,293,499
                                                                                 --------------
SOUTH KOREA -- (14.3%)
  #Aekyung Petrochemical Co., Ltd.                                        18,254      1,208,932
   AK Holdings, Inc.                                                      28,410      1,467,661
   AMOREPACIFIC Group                                                      5,052      2,613,695
  *Amotech Co., Ltd.                                                       3,050         40,634
  #Asia Cement Co., Ltd.                                                  25,169      2,686,942
   ASIA Holdings Co., Ltd,                                                12,156      1,708,242
  #Asia Paper Manufacturing Co., Ltd.                                     41,070        761,772
   AtlasBX Co., Ltd.                                                       1,295         52,640
 #*AUK Corp.                                                             617,090      1,358,212
   Bookook Securities Co., Ltd.                                           28,655        341,672
   Boryung Pharmaceutical Co., Ltd.                                       24,346        907,839
  #BS Financial Group, Inc.                                            1,679,881     25,720,657
   BYC Co., Ltd.                                                             810        183,522
  #Byucksan Corp.                                                        156,140        472,514
 #*Capro Corp.                                                            79,730        359,339
 #*Celltrion Pharm, Inc.                                                   7,951         92,526
 #*China Great Star International, Ltd.                                  425,611      1,294,742
 #*China Ocean Resources Co., Ltd.                                       808,940      1,865,817
   Chokwang Paint, Ltd.                                                    1,920         18,056
  #Chosun Refractories Co., Ltd.                                           9,371        862,201
   CJ Corp.                                                              199,265     24,133,521
  *CJ E&M Corp.                                                           94,562      4,617,297
 #*CJ Korea Express Co., Ltd.                                             99,247     10,488,987
   CKD Bio Corp.                                                          20,570        295,943
 #*Cosmochemical Co., Ltd.                                               140,210        959,285
  #Dae Dong Industrial Co., Ltd.                                         145,130      1,305,269
   Dae Han Flour Mills Co., Ltd.                                          14,607      2,093,819
   Dae Won Kang Up Co., Ltd.                                             245,096      1,567,480
 #*Dae Young Packaging Co., Ltd.                                       1,121,470        853,169
  #Dae-Il Corp.                                                           66,990        291,777
 #*Daechang Co., Ltd.                                                    866,590        794,720
   Daeduck Electronics Co.                                                24,050        177,641

Dimensional Emerging Markets Value Fund
continued

                                                                       Shares     Value++
                                                                      --------- -----------
SOUTH KOREA -- (Continued)
   Daeduck GDS Co., Ltd.                                                281,480 $ 4,662,986
  #Daegu Department Store                                               122,031   2,770,418
  #Daehan Steel Co., Ltd.                                               183,220   1,226,054
   Daekyo Co., Ltd.                                                     521,770   3,362,125
  #Daelim Industrial Co., Ltd.                                          421,284  34,375,897
   Daelim Trading Co., Ltd.                                               8,734      34,630
  #Daesang Holdings Co., Ltd.                                           144,526   1,784,313
  #Daesung Holdings Co., Ltd.                                            41,070     418,335
   Daewon San Up Co., Ltd.                                               19,432     174,883
 #*Daewoo Engineering & Construction Co., Ltd.                        1,174,710   9,745,016
 #*Daewoo Securities Co., Ltd.                                        2,587,642  21,260,364
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd.                   647,122  18,781,269
   Daewoong Co., Ltd.                                                     5,078     192,059
  *Dahaam E-Tec Co., Ltd.                                                 3,535      11,546
  #Daishin Securities Co., Ltd.                                         638,515   5,778,013
  #Daou Data Corp.                                                      138,807     752,502
   Daou Technology, Inc.                                                346,698   4,848,461
 #*Dasan Networks, Inc.                                                 167,429   1,004,850
  #DGB Financial Group, Inc.                                          1,368,572  20,762,093
 #*Digitech Systems Co., Ltd.                                            10,779      22,115
   Dong Ah Tire & Rubber Co., Ltd.                                       81,994   1,523,045
 #*Dong Yang Gang Chul Co., Ltd.                                        291,430     649,053
   Dong-Ah Geological Engineering Co., Ltd.                              45,500     373,399
   Dong-Il Corp.                                                         18,630   1,354,690
   Dongbang Agro Co.                                                      5,640      34,518
  #Dongbang Transport Logistics Co., Ltd.                               244,640     561,105
  *Dongbu CNI Co., Ltd.                                                  16,040      68,021
 #*Dongbu Corp.                                                          53,090     131,309
 #*Dongbu HiTek Co., Ltd.                                               368,964   2,490,435
   Dongbu Securities Co., Ltd.                                          351,526   1,261,495
 #*Dongbu Steel Co., Ltd.                                               385,814   1,162,456
  #Dongil Industries Co., Ltd.                                           18,961     949,325
 #*Dongkook Industrial Co., Ltd.                                        248,640     772,283
  #Dongkuk Steel Mill Co., Ltd.                                         708,269   6,813,118
  #DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                          114,484     618,802
  #Dongsung Holdings Co., Ltd.                                          195,870   1,107,531
  #Dongwha Pharm Co., Ltd.                                              261,900   1,524,923
   Dongwon F&B Co., Ltd.                                                 18,471   3,604,511
  *Dongwon Systems Corp.                                                  3,175      29,771
   Dongyang E&P, Inc.                                                     8,224     159,117
   Dongyang Mechatronics Corp.                                           66,640     642,876
  #Doosan Corp.                                                         109,796  14,152,416
 #*Doosan Engine Co., Ltd.                                              112,890     949,732
 #*Doosan Engineering & Construction Co., Ltd.                           36,428     528,522
  #Doosan Heavy Industries & Construction Co., Ltd.                     181,600   6,138,297
  *Doosan Infracore Co., Ltd.                                           483,210   5,843,031
   DRB Holding Co., Ltd.                                                268,611   2,818,862
   E-Mart Co., Ltd.                                                      41,501   9,489,878
  #Eagon Industries Co., Ltd.                                            13,300     228,427
   Eugene Corp.                                                         214,298     792,854
  *Eugene Investment & Securities Co., Ltd.                             763,229   1,941,951
   EVERDIGM Corp.                                                         1,702      13,365

Dimensional Emerging Markets Value Fund
continued

                                                                       Shares     Value++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
   Fursys, Inc.                                                          31,503 $    875,929
  #Gaon Cable Co., Ltd.                                                  20,207      597,149
   Global & Yuasa Battery Co., Ltd.                                      34,827    1,672,403
  *GNCO Co., Ltd.                                                        56,982       72,974
  #Green Cross Holdings Corp.                                            50,710      698,239
 #*GS Engineering & Construction Corp.                                  515,821   18,199,322
   GS Global Corp.                                                        5,870       54,796
  #GS Holdings                                                          750,939   35,041,839
   Gwangju Shinsegae Co., Ltd.                                            5,985    1,378,192
 #*Halla Corp.                                                          247,941    1,739,043
   Hana Financial Group, Inc.                                         3,815,029  134,617,332
  *Hana Micron, Inc.                                                      3,300       19,305
   Handok Pharmaceuticals Co., Ltd.                                      12,706      269,778
  #Handsome Co., Ltd.                                                   214,790    5,438,120
  #Hanil Cement Co., Ltd.                                                52,145    6,021,127
   Hanil E-Hwa Co., Ltd.                                                  2,460       50,333
 #*Hanjin Heavy Industries & Construction Co., Ltd.                     677,791    8,006,038
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd.            181,040    1,841,633
  *Hanjin Kal Corp.                                                       2,711       58,206
 #*Hanjin Shipping Co., Ltd.                                          1,206,540    7,073,833
  *Hanjin Shipping Holdings Co., Ltd.                                   159,594    1,036,823
   Hanjin Transportation Co., Ltd.                                      140,220    3,447,596
  *Hankuk Glass Industries, Inc.                                         23,020      451,652
   Hankuk Paper Manufacturing Co., Ltd.                                  32,780      807,902
 #*Hanmi Science Co., Ltd.                                               11,791      170,057
   Hanmi Semiconductor Co., Ltd.                                          2,870       41,487
 #*Hansol HomeDeco Co., Ltd.                                            321,490      730,362
   Hansol Paper Co.                                                     647,244    7,128,869
  #Hanwha Chemical Corp.                                              1,171,955   20,768,971
  #Hanwha Corp.                                                         594,563   17,330,914
 #*Hanwha General Insurance Co., Ltd.                                   189,722      937,304
  *Hanwha Investment & Securities Co., Ltd.                             906,511    3,279,628
  #Hanwha Life Insurance Co., Ltd.                                    1,528,455    9,962,067
   Hanwha Timeworld Co., Ltd.                                            12,290      381,605
   Hanyang Eng Co., Ltd.                                                  7,723       51,708
   Hanyang Securities Co., Ltd.                                          90,530      602,989
  #Heung-A Shipping Co., Ltd.                                           775,917    1,027,982
  #Hitejinro Holdings Co., Ltd.                                          99,611    1,261,034
   HMC Investment Securities Co., Ltd.                                  259,785    2,746,455
  #HS R&A Co., Ltd.                                                      37,336      901,031
   Humax Co., Ltd.                                                       72,603      880,318
  #Husteel Co., Ltd.                                                     59,490    1,170,860
   Huvis Corp.                                                           21,080      235,169
  #Hwacheon Machine Tool Co., Ltd.                                       14,227      733,072
   Hyosung Corp.                                                        380,987   27,218,906
 #*Hyundai BNG Steel Co., Ltd.                                          140,250    2,946,028
  #Hyundai Development Co.                                              892,664   25,593,154
  #Hyundai Heavy Industries Co., Ltd.                                   255,734   48,081,597
   Hyundai Hy Communications & Networks Co., Ltd.                       215,230    1,077,145
   Hyundai Livart Co., Ltd.                                              27,580      473,357
  #Hyundai Mipo Dockyard                                                 79,837   10,899,702
  #Hyundai Motor Co.                                                    382,144   85,205,290

Dimensional Emerging Markets Value Fund
continued

                                                                       Shares     Value++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
 #*Hyundai Securities Co., Ltd.                                       1,779,448 $ 11,997,138
  #Hyundai Steel Co.                                                  1,075,101   70,445,262
 #*Hyunjin Materials Co., Ltd.                                           64,806      355,630
  #Il Dong Pharmaceutical Co., Ltd.                                     133,130    1,725,011
  #Iljin Electric Co., Ltd.                                             285,940    2,331,451
  #Ilshin Spinning Co., Ltd.                                             16,366    2,133,169
  #Ilsung Pharmaceuticals Co., Ltd.                                       9,407      707,711
  #Industrial Bank of Korea                                           2,385,570   29,383,732
  *InnoWireless, Inc.                                                       907       11,859
   Intergis Co., Ltd.                                                    24,590      206,859
   INTOPS Co., Ltd.                                                      66,079    1,550,400
   Inzi Controls Co., Ltd.                                               89,540      496,651
  #INZI Display Co., Ltd.                                               337,768      606,156
 #*IS Dongseo Co., Ltd.                                                 121,855    2,761,957
  #ISU Chemical Co., Ltd.                                               164,530    2,229,694
  #JB Financial Group Co., Ltd.                                         946,863    6,983,717
  #Jeil Pharmaceutical Co.                                               73,180    1,327,801
   JW Pharmaceutical Corp.                                              101,072    1,710,141
   KB Capital Co., Ltd.                                                  93,191    1,854,687
   KB Financial Group, Inc.                                           2,611,033   89,320,287
  #KB Financial Group, Inc. ADR                                       3,171,116  108,864,412
  #KC Tech Co., Ltd.                                                    286,512    2,196,564
  #KCC Corp.                                                             64,340   32,084,781
 #*Keangnam Enterprises, Ltd.                                           131,000      429,972
  *KEC Corp.                                                            124,522      101,379
  #Keyang Electric Machinery Co., Ltd.                                  393,920    1,520,354
  #KG Chemical Corp.                                                     48,373      909,694
   KISCO Corp.                                                           56,021    1,521,680
  #KISCO Holdings Co., Ltd.                                              11,673      520,574
  #Kishin Corp.                                                         109,475      815,691
  #KISWIRE, Ltd.                                                         69,836    2,511,213
   Kolon Corp.                                                           73,455    1,541,017
 #*Kolon Global Corp.                                                   308,890      769,759
  #Kolon Industries, Inc.                                               183,954   12,206,105
   Kook Soon Dang Brewery Co., Ltd.                                       9,161       56,301
   Korea Airport Service Co., Ltd.                                        4,670      115,735
  #Korea Cast Iron Pipe Industries Co., Ltd.                              7,358       27,538
   Korea Circuit Co., Ltd.                                               24,250      301,136
   Korea Electric Terminal Co., Ltd.                                     89,230    3,764,357
  #Korea Export Packaging Industrial Co., Ltd.                            5,290      111,517
  #Korea Flange Co., Ltd.                                                58,810      830,727
  #Korea Investment Holdings Co., Ltd.                                  542,836   19,938,443
   Korea Petrochemical Ind Co., Ltd.                                     45,171    2,728,382
  *Korean Air Lines Co., Ltd.                                            33,795    1,086,657
   Korean Reinsurance Co.                                               200,292    1,979,564
   KPF                                                                   36,644      210,711
   KPX Chemical Co., Ltd.                                                12,852      797,254
  *KTB Investment & Securities Co., Ltd.                                985,680    2,458,898
   Kukdo Chemical Co., Ltd.                                              51,898    2,552,607
  #Kumho Electric Co., Ltd.                                              52,624    1,243,480
  #Kunsul Chemical Industrial Co., Ltd.                                  28,190    1,200,723
 #*Kyeryong Construction Industrial Co., Ltd.                            48,550      657,285

Dimensional Emerging Markets Value Fund
continued

                                                                       Shares     Value++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
  *Kyobo Securities Co.                                                 268,372 $  1,793,341
   Kyung Dong Navien Co., Ltd.                                            8,090      194,738
  #Kyung-In Synthetic Corp.                                             184,400      930,993
   Kyungbang, Ltd.                                                       10,105    1,303,525
  *LB Semicon, Inc.                                                      59,967      122,016
   LF Corp.                                                              22,180      576,671
   LG Corp.                                                           1,083,610   60,423,876
 #*LG Display Co., Ltd.                                               1,309,420   34,874,698
 #*LG Display Co., Ltd. ADR                                           3,996,524   53,193,734
  #LG Electronics, Inc.                                               1,776,548  118,328,679
   LG Hausys, Ltd.                                                       30,641    5,409,384
   LG International Corp.                                                87,110    2,581,029
   LG Uplus Corp.                                                     3,029,481   29,836,873
   LIG Insurance Co., Ltd.                                               54,200    1,588,850
  #Lotte Chemical Corp.                                                  67,007   10,607,362
   Lotte Chilsung Beverage Co., Ltd.                                      9,880   14,964,395
   Lotte Confectionery Co., Ltd.                                          9,240   15,842,502
  *Lotte Non-Life Insurance Co., Ltd.                                    37,010      136,156
  #Lotte Shopping Co., Ltd.                                             166,351   51,589,632
   LS Corp.                                                              12,139      952,147
   Meritz Financial Group, Inc.                                          23,920      172,065
  #Meritz Securities Co., Ltd.                                        2,576,974    5,667,113
   Mi Chang Oil Industrial Co., Ltd.                                      4,691      325,450
  #Mirae Asset Securities Co., Ltd.                                     414,359   17,024,905
  #MK Electron Co., Ltd.                                                123,903      655,092
  *MNTech Co., Ltd.                                                      23,868      157,313
   Moorim P&P Co., Ltd.                                                 406,838    1,965,820
  #Moorim Paper Co., Ltd.                                               210,130      566,340
   Motonic Corp.                                                        121,010    1,407,202
  #Namhae Chemical Corp.                                                 23,510      221,317
   Namyang Dairy Products Co., Ltd.                                       4,293    3,809,124
   National Plastic Co.                                                 143,890      921,299
 #*NEOWIZ HOLDINGS Corp.                                                 69,796      853,460
  #Nexen Corp.                                                           13,326      994,729
   NH Investment & Securities Co., Ltd.                                 406,621    2,639,760
   NICE Holdings Co., Ltd.                                                2,290       30,978
 #*NK Co., Ltd.                                                         196,310      776,614
  #Nong Shim Holdings Co., Ltd.                                          24,347    2,379,987
  #NongShim Co., Ltd.                                                    40,829   12,153,142
   OCI Materials Co., Ltd.                                                5,913      202,945
 #*Osung LST Co., Ltd.                                                   36,975      149,574
   Ottogi Corp.                                                           4,626    1,835,166
 #*Paik Kwang Industrial Co., Ltd.                                      100,134      249,891
 #*Pan Ocean Co., Ltd.                                                   47,845      159,620
 #*PaperCorea, Inc.                                                     404,380      262,904
  #Poongsan Corp.                                                       397,200    9,802,988
   Poongsan Holdings Corp.                                               49,788    1,503,829
   POSCO                                                                675,780  199,644,504
  #POSCO ADR                                                          1,617,993  119,084,285
  *POSCO Coated & Color Steel Co., Ltd.                                  23,830      411,164
  *Power Logics Co., Ltd.                                                 8,791       38,833
   Pulmuone Co., Ltd.                                                     6,558      597,879

Dimensional Emerging Markets Value Fund
continued

                                                                       Shares     Value++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
   Pyeong Hwa Automotive Co., Ltd.                                        6,626 $    135,313
  #S&T Dynamics Co., Ltd.                                               380,544    4,405,460
   S&T Holdings Co., Ltd.                                                87,883    1,287,319
  #S&T Motiv Co., Ltd.                                                  124,000    3,349,588
 #*Sajo Industries Co., Ltd.                                             14,636      496,074
   Sam Young Electronics Co., Ltd.                                      159,570    1,775,874
   Sam Yung Trading Co., Ltd.                                            20,784      395,002
  #SAMHWA Paints Industrial Co., Ltd.                                     2,030       30,266
  #Samick Musical Instruments Co., Ltd.                                 932,470    2,576,889
   Samkwang Glass                                                           350       16,592
   Samsung C&T Corp.                                                  1,386,322   87,182,647
   Samsung Life Insurance Co., Ltd.                                      12,500    1,163,379
   Samsung SDI Co., Ltd.                                                422,727   62,075,955
   Samsung Securities Co., Ltd.                                          52,330    1,999,791
  #Samyang Genex Co., Ltd.                                               11,337    1,230,730
   Samyang Holdings Corp.                                                86,744    6,049,419
   Samyang Tongsang Co., Ltd.                                             8,060      261,731
 #*Samyoung Chemical Co., Ltd.                                          269,270      596,757
   SAVEZONE I&C Corp.                                                    30,450      183,071
   Seah Besteel Corp.                                                   168,664    4,556,515
   SeAH Holdings Corp.                                                   13,089    1,378,021
   SeAH Steel Corp.                                                      32,058    3,820,207
  #Sebang Co., Ltd.                                                     137,830    2,388,310
   Sejong Industrial Co., Ltd.                                          102,930    1,729,376
  #Sempio Foods Co.                                                       3,110       79,373
 #*Seohee Construction Co., Ltd.                                      1,753,286    1,026,087
 #*Seowon Co., Ltd.                                                      86,070      130,980
  *Sewon Cellontech Co., Ltd.                                            23,560       64,163
 #*SG Corp.                                                           1,945,560    1,156,126
  #Shin Poong Pharmaceutical Co., Ltd.                                  125,325      555,807
   Shinhan Financial Group Co., Ltd.                                  5,061,519  220,927,148
  #Shinhan Financial Group Co., Ltd. ADR                              1,626,158   70,900,488
  #Shinsegae Co., Ltd.                                                   44,194    9,594,942
   Shinsegae Information & Communication Co., Ltd.                        5,726      422,737
 #*Shinsung Solar Energy Co., Ltd.                                      765,627    1,102,274
 #*Shinsung Tongsang Co., Ltd.                                        1,106,860    1,374,095
   Shinyoung Securities Co., Ltd.                                        35,820    1,404,332
  *Signetics Corp.                                                      104,802      212,592
  #Silla Co., Ltd.                                                       64,953    1,562,395
 #*Simm Tech Co., Ltd.                                                   10,189       58,922
   SIMPAC, Inc.                                                           2,110       14,920
   Sindoh Co., Ltd.                                                      43,098    2,828,881
   SJM Co., Ltd.                                                          9,114       92,325
  #SK Chemicals Co., Ltd.                                               135,013    7,874,308
   SK Gas, Ltd.                                                          47,686    4,381,327
   SK Holdings Co., Ltd.                                                513,323   91,053,325
   SK Innovation Co., Ltd.                                              845,193   96,824,762
  *SK Networks Co., Ltd.                                              2,219,296   20,461,091
 #*SK Securities Co., Ltd.                                            3,931,860    2,817,334
  #SKC Co., Ltd.                                                         57,390    1,902,956
   SL Corp.                                                             140,660    2,425,837
  #Songwon Industrial Co., Ltd.                                         166,480    1,638,894

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ---------- --------------
SOUTH KOREA -- (Continued)
  *Ssangyong Cement Industrial Co., Ltd.                                 289,296 $    2,647,099
 #*STS Semiconductor & Telecommunications                                 63,568        145,329
 #*STX Engine Co., Ltd.                                                  293,680        997,597
   Suheung Co., Ltd.                                                       3,330        123,531
   Sun Kwang Co., Ltd.                                                    20,098        356,442
 #*Sungchang Enterprise Holdings, Ltd.                                    16,000        316,734
 #*Sungshin Cement Co., Ltd.                                             119,420      1,320,935
   Sungwoo Hitech Co., Ltd.                                              117,891      1,904,291
  #Tae Kyung Industrial Co., Ltd.                                        116,020        575,653
   Taekwang Industrial Co., Ltd.                                           4,337      5,588,636
 #*Taewoong Co., Ltd.                                                     70,311      1,699,606
  *Taeyoung Engineering & Construction Co., Ltd.                         564,040      3,529,381
  #Tailim Packaging Industrial Co., Ltd.                                 374,220        724,165
   TCC Steel                                                              51,210        182,635
 #*TK Chemical Corp.                                                     329,048        723,214
  *Tong Kook Corp.                                                           607             --
  #Tong Yang Moolsan Co., Ltd.                                            72,180        691,911
   Tongyang Life Insurance                                                95,710        931,733
  #TONGYANG Securities, Inc.                                             918,859      2,047,702
  *Top Engineering Co., Ltd.                                              49,113        212,835
  #TS Corp.                                                               65,206      1,991,954
   Uju Electronics Co., Ltd.                                               4,583         81,407
  #Unid Co., Ltd.                                                         46,751      3,014,139
   Union Steel                                                            38,477        524,817
 #*WillBes & Co. (The)                                                   538,070        600,362
   Wiscom Co., Ltd.                                                       32,980        166,364
 #*Woongjin Energy Co., Ltd.                                             751,750      1,701,054
 #*Woongjin Thinkbig Co., Ltd.                                           175,710      1,371,398
   Wooree ETI Co., Ltd.                                                   83,194        227,539
 #*Woori Finance Holdings Co., Ltd.                                    4,510,507     49,480,262
 #*Woori Finance Holdings Co., Ltd. ADR                                    8,505        280,708
   Woori Investment & Securities Co., Ltd.                             2,434,303     20,617,035
  #WooSung Feed Co., Ltd.                                                284,940        838,734
   YESCO Co., Ltd.                                                        30,550      1,120,447
  #Yoosung Enterprise Co., Ltd.                                           81,335        382,604
   YooSung T&S Co., Ltd.                                                  27,033         40,026
   Youlchon Chemical Co., Ltd.                                           159,540      2,182,433
  #Young Poong Corp.                                                       4,659      5,366,021
  *Young Poong Mining & Construction Corp.                                18,030             --
  #Young Poong Precision Corp.                                            52,185        491,148
   Youngone Holdings Co., Ltd.                                            24,409      1,739,942
   YuHwa Securities Co., Ltd.                                             28,680        336,117
  *Zinus, Inc.                                                             1,866             --
                                                                                 --------------
TOTAL SOUTH KOREA                                                                 2,868,956,558
                                                                                 --------------
TAIWAN -- (14.0%)
  #Ability Enterprise Co., Ltd.                                        2,645,000      1,669,053
   AcBel Polytech, Inc.                                                1,501,219      1,972,583
   Accton Technology Corp.                                             8,825,156      5,255,845
 #*Acer, Inc.                                                         44,581,364     27,568,960
   ACES Electronic Co., Ltd.                                             598,000        691,166
  #ACHEM Technology Corp.                                              3,146,318      2,277,732

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
TAIWAN -- (Continued)
  *Action Electronics Co., Ltd.                                        3,511,084 $   700,752
  *Advanced Connectek, Inc.                                              602,000     253,683
   Advanced International Multitech Co., Ltd.                            194,000     198,721
 #*Advanced Wireless Semiconductor Co.                                   555,000     379,848
 #*AGV Products Corp.                                                  7,871,701   2,481,747
  #AimCore Technology Co., Ltd.                                          682,797     745,153
  #Alcor Micro Corp.                                                     481,000     655,781
  #Allis Electric Co., Ltd.                                            1,471,000     464,639
   Alpha Networks, Inc.                                                5,949,237   4,719,618
  #Altek Corp.                                                         6,185,808   6,246,753
  #Ambassador Hotel (The)                                                965,000     890,420
  #AMPOC Far-East Co., Ltd.                                            1,772,000   1,500,922
   AmTRAN Technology Co., Ltd.                                        12,283,956   8,506,702
  #APCB, Inc.                                                          2,454,000   1,682,366
  #Arcadyan Technology Corp.                                           1,217,931   1,911,988
   Ardentec Corp.                                                      2,182,280   1,854,716
  *Arima Communications Corp.                                            251,566     148,466
  #Asia Cement Corp.                                                  25,637,049  33,727,979
 #*Asia Optical Co., Inc.                                              4,048,290   4,040,631
  #Asia Polymer Corp.                                                  4,449,478   3,450,175
  #Asia Vital Components Co., Ltd.                                     4,933,984   3,156,827
   Asustek Computer, Inc.                                                730,000   7,547,493
 #*AU Optronics Corp.                                                 53,434,812  20,314,124
 #*AU Optronics Corp. Sponsored ADR                                    9,342,184  35,126,612
  #Audix Corp.                                                         1,814,164   1,752,056
  #Avermedia Technologies                                              3,229,000   1,331,786
 #*Avision, Inc.                                                       2,782,555     942,849
   AVY Precision Technology, Inc.                                        252,000     381,755
   Bank of Kaohsiung                                                   6,588,900   2,076,113
   Basso Industry Corp.                                                  373,000     463,481
   BES Engineering Corp.                                              25,693,443   6,749,288
  #Biostar Microtech International Corp.                               2,799,055   1,141,321
  *Bright Led Electronics Corp.                                        1,725,000     900,277
  #C Sun Manufacturing, Ltd.                                           2,535,837   2,420,493
  #Cameo Communications, Inc.                                          3,060,197     907,956
   Capital Securities Corp.                                           25,294,447   8,675,824
   Career Technology MFG. Co., Ltd.                                    2,199,000   3,104,777
  #Carnival Industrial Corp.                                           6,172,000   1,649,886
  #Cathay Chemical Works                                                 959,000     531,908
   Cathay Real Estate Development Co., Ltd.                           14,314,421   8,306,363
  #Celxpert Energy Corp.                                                 262,000     141,630
   Central Reinsurance Co., Ltd.                                       2,562,016   1,369,896
  #ChainQui Construction Development Co., Ltd.                         1,547,173   1,298,177
  *Champion Building Materials Co., Ltd.                               6,381,828   2,263,681
  *Chang Ho Fibre Corp.                                                   50,000      17,068
   Chang Hwa Commercial Bank                                          86,151,711  50,086,975
  #Channel Well Technology Co., Ltd.                                   1,234,000     659,741
  #Charoen Pokphand Enterprise                                         3,055,000   2,700,766
  #Chen Full International Co., Ltd.                                   1,262,000   1,285,347
   Cheng Loong Corp.                                                  13,870,659   6,022,785
   Cheng Uei Precision Industry Co., Ltd.                              5,391,635  10,852,481
  #Chia Chang Co., Ltd.                                                1,158,000   1,374,262

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- -----------
TAIWAN -- (Continued)
  *Chia Hsin Cement Corp.                                               7,583,191 $ 3,980,534
   Chien Kuo Construction Co., Ltd.                                     4,979,247   2,254,083
  *Chien Shing Stainless Steel Co., Ltd.                                1,034,000     143,037
  #Chilisin Electronics Corp.                                           1,683,836   1,293,932
   Chin-Poon Industrial Co., Ltd.                                       6,084,815  11,421,237
  *China Airlines, Ltd.                                                46,049,353  15,412,072
   China Chemical & Pharmaceutical Co., Ltd.                            4,203,264   3,101,651
   China Development Financial Holding Corp.                          200,440,960  57,488,244
   China Electric Manufacturing Corp.                                   4,084,200   1,720,072
  #China General Plastics Corp.                                         6,569,260   3,321,569
  #China Glaze Co., Ltd.                                                2,312,363   1,181,151
   China Life Insurance Co., Ltd.                                      13,412,780  11,750,620
 #*China Man-Made Fiber Corp.                                          21,204,813   7,176,990
   China Metal Products                                                 3,572,362   4,120,626
  #China Motor Corp.                                                   11,464,749  10,384,436
  #China Petrochemical Development Corp.                               33,049,397  13,031,049
  #China Steel Corp.                                                    2,686,000   2,257,075
   China Steel Structure Co., Ltd.                                      1,435,219   1,582,921
   China Synthetic Rubber Corp.                                         8,076,711   7,731,258
  *China United Trust & Investment Corp.                                  493,999          --
 #*China Wire & Cable Co., Ltd.                                         2,900,000   1,143,942
  #Chinese Maritime Transport, Ltd.                                     1,529,000   1,801,943
 #*Chun YU Works & Co., Ltd.                                            3,012,000   1,270,254
   Chun Yuan Steel                                                      6,454,287   2,705,987
  #Chung Hsin Electric & Machinery Manufacturing Corp.                  6,609,000   4,450,143
  *Chung Hung Steel Corp.                                              12,863,046   3,319,847
 #*Chung Hwa Pulp Corp.                                                 6,904,011   2,064,012
  *Chung Shing Textile Co., Ltd.                                              600          --
  *Chunghwa Picture Tubes, Ltd.                                        55,899,412   3,473,149
 #*CMC Magnetics Corp.                                                 52,168,830   8,044,925
   CoAsia Microelectronics Corp.                                        1,408,350     701,640
   Collins Co., Ltd.                                                    2,467,224     919,718
   Compal Electronics, Inc.                                            73,788,332  52,642,917
   Compeq Manufacturing Co., Ltd.                                      20,781,000  13,626,922
  *Compex International Co., Ltd.                                          46,400          --
  *Concord Securities Corp.                                             1,749,000     451,582
   Continental Holdings Corp.                                           7,293,848   2,768,096
   Coretronic Corp.                                                     8,856,000  10,575,943
  *Cosmos Bank Taiwan                                                     948,872     468,094
   Coxon Precise Industrial Co., Ltd.                                   2,002,000   3,389,267
  #Creative Sensor, Inc.                                                  359,000     301,134
  *Crystalwise Technology, Inc.                                           319,456     321,189
   CSBC Corp. Taiwan                                                    6,053,654   3,674,854
   CTBC Financial Holding Co., Ltd.                                    87,968,355  52,338,491
   CviLux Corp.                                                            22,000      30,294
  #D-Link Corp.                                                        11,107,939   7,278,255
  #DA CIN Construction Co., Ltd.                                        2,401,579   2,235,738
  #Darfon Electronics Corp.                                             6,128,950   4,264,960
  #Delpha Construction Co., Ltd.                                        3,970,016   2,213,522
  *Der Pao Construction Co., Ltd.                                       1,139,000          --
  #DFI, Inc.                                                              387,280     482,899
 #*Dynamic Electronics Co., Ltd.                                        4,558,324   1,711,464

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
TAIWAN -- (Continued)
 #*E Ink Holdings, Inc.                                                10,124,000 $  6,747,439
 #*E-Ton Solar Tech Co., Ltd.                                           4,038,443    2,497,845
   E.Sun Financial Holding Co., Ltd.()                                  6,699,382      721,008
   E.Sun Financial Holding Co., Ltd.(6433912)                          73,544,913   44,484,387
  *Eastern Media International Corp.                                    6,127,597    2,667,873
  #Edimax Technology Co., Ltd.                                          3,202,902    1,547,119
  #Edison Opto Corp.                                                      862,000    1,026,626
   Edom Technology Co., Ltd.                                            1,046,800      647,290
   Elite Material Co., Ltd.                                             3,578,905    3,200,658
   Elite Semiconductor Memory Technology, Inc.                          1,247,000    2,274,021
   Elitegroup Computer Systems Co., Ltd.                                8,410,341    6,233,143
  #ENG Electric Co., Ltd.                                                 781,000      636,332
   EnTie Commercial Bank                                                2,271,232    1,008,396
  *Episil Technologies, Inc.                                            3,317,000    1,293,698
  #Epistar Corp.                                                       12,896,000   28,221,018
   Eternal Chemical Co., Ltd.                                           1,630,000    1,701,956
  *Etron Technology, Inc.                                               2,448,000    1,328,074
  *Eva Airways Corp.                                                   10,051,850    5,098,906
  *Ever Fortune Industrial Co., Ltd.                                      409,000           --
  *Everest Textile Co., Ltd.                                            3,892,002    1,440,703
   Evergreen International Storage & Transport Corp.                    9,778,000    6,001,055
  *Evergreen Marine Corp. Taiwan, Ltd.                                 30,795,998   17,508,379
   Everlight Chemical Industrial Corp.                                  1,754,005    1,610,726
   Everlight Electronics Co., Ltd.                                         60,000      140,603
   Excelsior Medical Co., Ltd.                                          1,410,200    2,633,188
   Far Eastern Department Stores, Ltd.                                  4,997,652    4,655,589
  #Far Eastern International Bank                                      27,471,817    9,648,754
   Far Eastern New Century Corp.                                          596,000      610,694
  *Farglory F T Z Investment Holding Co., Ltd.                            909,000      706,846
   Farglory Land Development Co., Ltd.                                    872,264    1,430,632
  #Federal Corp.                                                        6,978,685    4,985,994
 #*First Copper Technology Co., Ltd.                                    3,629,750    1,270,051
   First Financial Holding Co., Ltd.                                  123,420,215   72,399,652
   First Hotel                                                          1,216,590      771,951
  #First Insurance Co., Ltd.                                            4,017,064    2,504,504
   First Steamship Co., Ltd.                                            5,379,173    3,139,567
   Forhouse Corp.                                                       7,061,635    2,871,086
  #Formosa Advanced Technologies Co., Ltd.                              1,459,000    1,123,039
 #*Formosa Epitaxy, Inc.                                                8,379,000    4,812,799
  #Formosa Oilseed Processing                                           1,111,977      475,608
   Formosa Taffeta Co., Ltd.                                           10,729,511   11,221,082
  #Formosan Rubber Group, Inc.                                          8,194,000    7,673,665
   Formosan Union Chemical                                              2,827,034    1,376,957
   Fortune Electric Co., Ltd.                                             436,000      236,901
  #Founding Construction & Development Co., Ltd.                        3,092,474    1,927,681
   Foxconn Technology Co., Ltd.                                           526,000    1,308,805
  #Foxlink Image Technology Co., Ltd.                                     768,000      568,538
  *Froch Enterprise Co., Ltd.                                           1,933,000      680,112
  #FSP Technology, Inc.                                                 1,986,283    2,133,791
   Fubon Financial Holding Co., Ltd.                                   88,739,471  114,853,842
   Fullerton Technology Co., Ltd.                                       1,753,200    1,581,041
 #*Fulltech Fiber Glass Corp.                                           4,796,690    1,973,361

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
TAIWAN -- (Continued)
  #Fwusow Industry Co., Ltd.                                           2,782,995 $ 1,401,870
   G Shank Enterprise Co., Ltd.                                        2,883,880   2,172,452
  #G Tech Optoelectronics Corp.                                          296,000     338,762
  *Gallant Precision Machining Co., Ltd.                               2,001,000     825,249
  #Gemtek Technology Corp.                                             6,366,962   5,755,160
 #*Genesis Photonics, Inc.                                             2,818,059   1,906,906
  #Genius Electronic Optical Co., Ltd.                                   172,000     591,231
  #Getac Technology Corp.                                              8,342,065   4,446,773
 #*Giantplus Technology Co., Ltd.                                      1,289,100     551,154
  #Giga Solution Tech Co., Ltd.                                          669,000     385,993
  #Gigabyte Technology Co., Ltd.                                       9,308,287  14,538,603
 #*Gigastorage Corp.                                                   4,351,600   5,287,667
 #*Gintech Energy Corp.                                                6,960,942   7,164,619
 #*Global Brands Manufacture, Ltd.                                     5,083,951   1,710,480
  #Global Lighting Technologies, Inc.                                    668,000     795,722
  *Globe Union Industrial Corp.                                        2,671,000   1,765,693
   Gloria Material Technology Corp.                                    5,283,150   4,285,556
  *Gold Circuit Electronics, Ltd.                                      8,144,965   2,235,815
   Goldsun Development & Construction Co., Ltd.                       23,939,261   8,452,103
   Good Will Instrument Co., Ltd.                                        466,380     309,184
  #Grand Pacific Petrochemical                                        17,166,000  10,929,824
   Great China Metal Industry                                            871,000   1,132,070
   Great Wall Enterprise Co., Ltd.                                     4,398,767   4,557,359
 #*Green Energy Technology, Inc.                                       4,571,880   3,803,279
 #*GTM Corp.                                                           2,449,000   1,566,757
  #Hannstar Board Corp.                                                5,082,635   1,838,895
 #*HannStar Display Corp.                                             49,769,000  17,263,384
  *HannsTouch Solution, Inc.                                             194,000      53,189
 #*Harvatek Corp.                                                      3,454,459   2,063,010
  *Helix Technology, Inc.                                                 29,585          --
  #Hey Song Corp.                                                      3,025,500   3,178,130
  *HiTi Digital, Inc.                                                     40,175      25,766
  #Hitron Technology, Inc.                                             3,410,525   2,117,552
  #Ho Tung Chemical Corp.                                             13,367,052   5,964,770
  *Hocheng Corp.                                                       4,501,300   1,516,257
  #Hold-Key Electric Wire & Cable Co., Ltd.                              515,124     162,193
  #Holy Stone Enterprise Co., Ltd.                                     2,793,650   3,770,494
   Hong TAI Electric Industrial                                        3,949,000   1,361,341
  #Horizon Securities Co., Ltd.                                        5,065,000   1,496,279
  #Hsin Kuang Steel Co., Ltd.                                          4,316,124   2,745,629
   Hsing TA Cement Co.                                                 2,071,980     983,388
   HUA ENG Wire & Cable                                                7,674,035   2,975,367
   Hua Nan Financial Holdings Co., Ltd.                               50,911,430  28,681,830
  *Hua Yu Lien Development Co., Ltd.                                       2,799       4,441
  *Hualon Corp.                                                          257,040          --
  #Hung Ching Development & Construction Co., Ltd.                     1,987,468   1,062,108
   Hung Poo Real Estate Development Corp.                              3,576,655   3,202,015
   Hung Sheng Construction, Ltd.                                       8,741,892   5,666,708
   Huxen Corp.                                                           572,281     943,136
  *Hwa Fong Rubber Co., Ltd.                                           1,996,800   1,387,583
  #I-Chiun Precision Industry Co., Ltd.                                3,240,000   2,340,834
  #Ichia Technologies, Inc.                                            6,144,260   7,545,826

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- -----------
TAIWAN -- (Continued)
   Infortrend Technology, Inc.                                            852,000 $   534,775
 #*Innolux Corp.                                                      124,406,745  42,976,343
 #*Inotera Memories, Inc.                                              30,424,728  31,251,826
 #*Inpaq Technology Co., Ltd.                                             434,000     521,601
   Integrated Memory Logic, Ltd.                                          196,000     536,888
   Inventec Corp.                                                      29,168,277  26,895,654
  #ITE Technology, Inc.                                                 2,594,479   2,852,369
 #*J Touch Corp.                                                          832,000     635,206
  *Janfusun Fancyworld Corp.                                              533,179      92,319
  #Jess-Link Products Co., Ltd.                                         1,299,000   1,226,651
  #Jih Sun Financial Holdings Co., Ltd.                                 4,417,995   1,194,178
  #K Laser Technology, Inc.                                             1,782,601     955,188
   Kang Na Hsiung Enterprise Co., Ltd.                                  1,655,078     795,427
   Kao Hsing Chang Iron & Steel                                           726,700     313,602
  #Kaulin Manufacturing Co., Ltd.                                       2,570,656   2,263,472
  #KEE TAI Properties Co., Ltd.                                           376,000     256,137
  *Kenmec Mechanical Engineering Co., Ltd.                              1,924,000     888,876
   King Yuan Electronics Co., Ltd.                                     21,676,805  16,553,273
  #King's Town Bank                                                    11,853,012  11,006,222
  *King's Town Construction Co., Ltd.                                      44,000      36,737
   Kingdom Construction Co.                                             4,888,000   5,053,254
  #Kinko Optical Co., Ltd.                                                745,000     686,326
  #Kinpo Electronics                                                   19,097,375   7,125,210
   KS Terminals, Inc.                                                   1,106,880   1,847,088
   Kung Sing Engineering Corp.                                          2,712,000   1,231,013
   Kuoyang Construction Co., Ltd.                                       7,664,840   3,898,162
  #Kwong Fong Industries                                                4,296,720   2,804,047
   KYE Systems Corp.                                                    4,072,000   1,757,776
   L&K Engineering Co., Ltd.                                            2,019,000   1,801,461
  #LAN FA Textile                                                       3,158,713     976,998
   LCY Chemical Corp.                                                     505,000     519,785
  #Leader Electronics, Inc.                                             1,831,056     844,429
   Lealea Enterprise Co., Ltd.                                         12,751,118   4,479,927
   Ledtech Electronics Corp.                                              310,000     199,516
  #LEE CHI Enterprises Co., Ltd.                                        3,466,900   1,945,337
  #Lelon Electronics Corp.                                              1,422,200   1,384,259
 #*Leofoo Development Co.                                               5,249,774   1,984,184
   LES Enphants Co., Ltd.                                                 692,000     466,813
  #Lextar Electronics Corp.                                             1,948,000   1,906,992
 #*Li Peng Enterprise Co., Ltd.                                         9,254,703   4,329,604
   Lien Hwa Industrial Corp.                                            9,006,990   5,699,056
   Lingsen Precision Industries, Ltd.                                   6,583,480   4,344,382
  #Lite-On Semiconductor Corp.                                          4,671,190   3,431,135
   Lite-On Technology Corp.                                            30,365,075  46,451,613
  #Long Chen Paper Co., Ltd.                                            8,428,253   3,687,292
   Longwell Co.                                                         1,333,000   1,765,727
  #Lotes Co., Ltd.                                                      1,030,000   3,349,421
 #*Lucky Cement Corp.                                                   3,099,000     893,716
 #*Macronix International                                              72,368,913  17,067,958
   Marketech International Corp.                                        1,948,000   1,414,231
   Masterlink Securities Corp.                                         16,637,000   5,434,464
  #Mayer Steel Pipe Corp.                                               2,472,456   1,121,552

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
TAIWAN -- (Continued)
  #Maywufa Co., Ltd.                                                      252,070 $    123,960
   Mega Financial Holding Co., Ltd.                                   136,903,915  104,811,122
  *Megamedia Corp.                                                            782           --
   Meiloon Industrial Co.                                               1,613,084      951,985
   Mercuries & Associates, Ltd.                                         1,923,937    1,274,634
 #*Mercuries Life Insurance Co., Ltd.                                     514,000      287,824
   Micro-Star International Co., Ltd.                                  14,030,985   15,376,953
 #*Microelectronics Technology, Inc.                                      721,826      384,678
  #Mirle Automation Corp.                                                 565,550      514,151
  *Mitac Holdings Corp.                                                 9,940,725    8,043,236
  *Mosel Vitelic, Inc.                                                  7,422,506    1,477,704
  *Motech Industries, Inc.                                              2,072,000    3,511,549
 #*Nan Ren Lake Leisure Amusement Co., Ltd.                               954,000      384,591
 #*Nan Ya Printed Circuit Board Corp.                                   3,855,000    5,443,427
   Nantex Industry Co., Ltd.                                            2,345,766    1,472,717
  *Nanya Technology Corp.                                               2,319,000      380,491
 #*Neo Solar Power Corp.                                                1,508,066    1,790,787
   New Asia Construction & Development Corp.                            1,810,304      469,525
  #New Era Electronics Co., Ltd.                                          146,000      180,489
   Nichidenbo Corp.                                                       101,330      100,944
   Nien Hsing Textile Co., Ltd.                                         4,491,721    4,432,226
   Nishoku Technology, Inc.                                               260,000      384,104
   O-TA Precision Industry Co., Ltd.                                       24,000       16,730
  *Ocean Plastics Co., Ltd.                                               556,000      746,093
  *Optimax Technology Corp.                                             1,085,597      188,868
   OptoTech Corp.                                                       9,532,000    4,602,890
  *Orient Semiconductor Electronics, Ltd.                               5,501,276    1,553,746
  #Pacific Construction Co.                                             2,529,452      748,650
 #*Pan Jit International, Inc.                                          6,047,837    2,751,027
  #Pan-International Industrial Corp.                                   3,585,766    2,643,624
  #Paragon Technologies Co., Ltd.                                       1,221,191    3,336,394
  #Pegatron Corp.                                                      28,365,998   43,045,423
  #Phihong Technology Co., Ltd.                                         3,177,320    2,129,128
   Pixart Imaging, Inc.                                                    87,000      170,492
   Plotech Co., Ltd.                                                      760,282      302,747
   Portwell, Inc.                                                         781,000      840,940
  *Potrans Electrical Corp.                                             1,139,000           --
   Pou Chen Corp.                                                      24,985,550   31,813,749
  *Power Quotient International Co., Ltd.                                 142,000       65,879
  *Powercom Co., Ltd.                                                   1,347,500      209,786
   Powertech Industrial Co., Ltd.                                         271,000      194,092
  #Powertech Technology, Inc.                                          11,882,000   19,230,186
  #President Securities Corp.                                          12,690,992    6,962,171
  #Prime Electronics Satellitics, Inc.                                    492,000      352,146
  #Prince Housing & Development Corp.                                   3,185,824    1,474,672
  *Prodisc Technology, Inc.                                             6,185,157           --
   Promate Electronic Co., Ltd.                                           811,000      951,445
 #*Qisda Corp.                                                         27,187,171    8,836,955
  #Qualipoly Chemical Corp.                                                78,000       64,659
  #Quanta Storage, Inc.                                                 2,413,000    3,017,031
 #*Quintain Steel Co., Ltd.                                             5,893,629    1,302,864
  #Radium Life Tech Co., Ltd.                                           7,783,290    6,100,149

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- -----------
TAIWAN -- (Continued)
  #Ralec Electronic Corp.                                                 477,087 $   913,201
  #Rich Development Co., Ltd.                                           3,664,055   1,724,216
 #*Ritek Corp.                                                         53,401,622   8,366,806
   Ruentex Industries, Ltd.                                               189,000     449,484
  *Sainfoin Technology Corp.                                              835,498          --
   Sampo Corp.                                                          9,863,925   3,793,378
   Sanyang Industry Co., Ltd.                                           8,894,624   8,145,023
   SDI Corp.                                                              506,000     749,995
  #Sesoda Corp.                                                         1,037,875   1,082,180
   Shan-Loong Transportation Co., Ltd.                                     66,000      56,721
   Sheng Yu Steel Co., Ltd.                                             1,935,000   1,449,359
   ShenMao Technology, Inc.                                             1,255,000   1,678,670
   Shih Her Technologies, Inc.                                            373,000     889,807
   Shih Wei Navigation Co., Ltd.                                        2,487,718   1,674,337
  #Shihlin Electric & Engineering Corp.                                 4,426,000   5,350,493
  #Shin Kong Financial Holding Co., Ltd.                              139,399,755  42,222,325
  #Shin Zu Shing Co., Ltd.                                                810,000   2,198,843
  #Shinkong Insurance Co., Ltd.                                         3,610,412   2,806,960
   Shinkong Synthetic Fibers Corp.                                     27,670,754   8,908,979
  #Shuttle, Inc.                                                        4,316,015   1,690,165
  #Sigurd Microelectronics Corp.                                        6,663,047   6,634,041
 #*Silicon Integrated Systems Corp.                                    10,317,165   2,933,157
  #Silitech Technology Corp.                                              509,000     689,914
   Sinbon Electronics Co., Ltd.                                         1,636,000   2,439,371
   Sincere Navigation Corp.                                             4,923,740   4,288,022
  #Singatron Enterprise Co., Ltd.                                          63,000      33,030
  *Sinkang Industries Co., Ltd.                                           699,557     276,130
 #*Sino-American Silicon Products, Inc.                                 6,910,000  11,594,486
  #Sinon Corp.                                                          6,282,877   3,672,825
   SinoPac Financial Holdings Co., Ltd.                               118,734,614  53,000,736
   Sirtec International Co., Ltd.                                         181,000     329,290
   Sitronix Technology Corp.                                            1,394,000   2,767,505
 #*Siward Crystal Technology Co., Ltd.                                  2,301,875   1,338,961
  #Solar Applied Materials Technology Co.                                 855,000     760,123
 #*Solartech Energy Corp.                                               3,269,165   2,456,703
   Solomon Technology Corp.                                             1,334,671     853,639
 #*Solytech Enterprise Corp.                                            3,043,000   1,028,626
   Southeast Cement Co., Ltd.                                           3,539,700   1,878,018
   Spirox Corp.                                                           946,661     454,358
  #Stark Technology, Inc.                                               2,259,200   2,174,714
   Sunonwealth Electric Machine Industry Co., Ltd.                        567,421     438,401
 #*Sunplus Technology Co., Ltd.                                         8,214,620   3,121,638
  #Sunrex Technology Corp.                                              1,158,000     516,931
  #Super Dragon Technology Co., Ltd.                                      155,175     105,986
  #Supreme Electronics Co., Ltd.                                        3,705,277   2,032,363
  #Sweeten Construction Co., Ltd.                                       1,258,501     820,082
  #Sysage Technology Co., Ltd.                                            178,500     215,151
   Systex Corp.                                                           801,801   1,587,672
  #T-Mac Techvest PCB Co., Ltd.                                           996,000     742,060
   TA Chen Stainless Pipe                                               8,424,281   4,691,530
  *Ta Chong Bank, Ltd.                                                 28,713,769   9,567,739
   Ta Ya Electric Wire & Cable                                          8,979,329   2,190,585

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- -----------
TAIWAN -- (Continued)
  #TA-I Technology Co., Ltd.                                            1,782,233 $   983,423
  #Tah Hsin Industrial Co., Ltd.                                        1,700,000   1,617,526
   TAI Roun Products Co., Ltd.                                             63,000      21,191
   Taichung Commercial Bank                                            30,459,178  10,147,777
  #Tainan Enterprises Co., Ltd.                                         1,985,183   2,101,321
  #Tainan Spinning Co., Ltd.                                           17,901,938  12,044,496
   Taishin Financial Holding Co., Ltd.                                124,375,804  56,491,381
 #*Taisun Enterprise Co., Ltd.                                          3,464,410   1,468,716
 #*Taita Chemical Co., Ltd.                                             3,554,864   1,196,272
  *Taiwan Business Bank                                                57,772,510  16,856,835
  #Taiwan Calsonic Co., Ltd.                                               48,000      42,999
   Taiwan Cement Corp.                                                 45,081,440  71,631,573
   Taiwan Cogeneration Corp.                                            4,188,333   2,781,344
   Taiwan Cooperative Financial Holding Co., Ltd.                      90,086,827  47,923,245
   Taiwan Fertilizer Co., Ltd.                                          2,273,000   4,523,211
   Taiwan Fire & Marine Insurance Co.                                   1,197,000     930,720
  *Taiwan Flourescent Lamp Co., Ltd.                                      756,000          --
   Taiwan FU Hsing Industrial Co., Ltd.                                 2,128,000   2,192,327
   Taiwan Glass Industry Corp.                                          9,558,710   8,750,925
  #Taiwan Hopax Chemicals Manufacturing Co., Ltd.                       1,508,000   1,222,277
  *Taiwan Kolin Co., Ltd.                                               5,797,000          --
 #*Taiwan Land Development Corp.                                       12,050,739   4,434,052
  *Taiwan Life Insurance Co., Ltd.                                        788,419     606,616
   Taiwan Mask Corp.                                                    3,154,250   1,076,378
   Taiwan Navigation Co., Ltd.                                          1,151,000     846,847
   Taiwan Paiho, Ltd.                                                   1,963,549   2,581,351
  #Taiwan PCB Techvest Co., Ltd.                                        1,847,946   2,630,290
  #Taiwan Prosperity Chemical Corp.                                       532,000     520,624
  *Taiwan Pulp & Paper Corp.                                            7,065,660   2,657,541
  #Taiwan Sakura Corp.                                                  2,890,472   2,074,978
  #Taiwan Semiconductor Co., Ltd.                                       2,741,000   3,025,147
  *Taiwan Styrene Monomer                                               3,560,045   2,002,897
   Taiwan Surface Mounting Technology Co., Ltd.                         1,520,600   2,274,018
 #*Taiwan TEA Corp.                                                    12,332,092   7,648,798
  #Taiwan Union Technology Corp.                                        3,225,000   3,151,662
  #Taiyen Biotech Co., Ltd.                                             2,363,217   2,012,144
  *Tatung Co., Ltd.                                                    37,255,342  11,806,257
   Te Chang Construction Co., Ltd.                                         45,000      45,356
   Teco Electric and Machinery Co., Ltd.                               32,704,725  35,565,058
  *Tecom Co., Ltd.                                                        703,753      72,473
 #*Tekcore Co., Ltd.                                                      399,000     188,168
   Test-Rite International Co., Ltd.                                      706,266     507,156
  #Tex-Ray Industrial Co., Ltd.                                           407,000     181,002
  #ThaiLin Semiconductor Corp.                                          1,139,000     791,029
  #Thinking Electronic Industrial Co., Ltd.                             1,490,000   2,472,367
   Ton Yi Industrial Corp.                                              6,511,600   6,937,946
   Tong Yang Industry Co., Ltd.                                         5,716,228   8,204,144
   Tong-Tai Machine & Tool Co., Ltd.                                    3,193,368   3,234,360
   Topco Scientific Co., Ltd.                                             705,480   1,317,762
  #Topoint Technology Co., Ltd.                                         2,564,288   1,841,504
  #Transasia Airways Corp.                                                768,000     298,867
   Tripod Technology Corp.                                              1,159,000   2,284,445

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares       Value++
                                                                      ----------- -------------
TAIWAN -- (Continued)
  #Tung Ho Steel Enterprise Corp.                                      12,119,274 $  10,344,278
  #Tung Ho Textile Co., Ltd.                                            2,542,000       817,426
  #TXC Corp.                                                              289,000       417,567
  *TYC Brother Industrial Co., Ltd.                                     2,525,723     1,603,131
 #*Tycoons Group Enterprise                                             7,782,938     1,379,750
  *Tyntek Corp.                                                         5,112,683     1,725,551
   TZE Shin International Co., Ltd.                                       738,483       273,065
 #*U-Tech Media Corp.                                                   1,946,799       459,354
   Unic Technology Corp.                                                   36,361        14,774
  #Unimicron Technology Corp.                                          24,718,363    21,039,531
 #*Union Bank Of Taiwan                                                11,194,494     3,988,004
  #Unitech Computer Co., Ltd.                                           1,399,739       754,119
  *Unitech Printed Circuit Board Corp.                                 10,230,281     3,990,683
   United Integrated Services Co., Ltd.                                 1,576,000     1,722,457
  #United Microelectronics Corp.                                      214,601,681    93,569,573
   Universal Cement Corp.                                               6,391,551     6,123,258
  *Unizyx Holding Corp.                                                 6,190,000     3,436,475
   UPC Technology Corp.                                                12,752,746     5,665,832
  #USI Corp.                                                            6,088,691     3,853,734
   Ve Wong Corp.                                                        1,594,806     1,220,198
 #*Wafer Works Corp.                                                    4,343,000     2,222,003
  #Wah Hong Industrial Corp.                                              294,516       299,468
   Wah Lee Industrial Corp.                                             1,891,000     3,619,714
  *Walsin Lihwa Corp.                                                  59,959,412    19,696,675
  *Walsin Technology Corp.                                             10,131,230     3,026,497
 #*Walton Advanced Engineering, Inc.                                    5,170,853     2,146,350
   Wan Hai Lines, Ltd.                                                  9,533,000     4,756,980
   WAN HWA Enterprise Co.                                                 622,550       303,486
   Waterland Financial Holdings Co., Ltd.                              30,493,739     9,559,914
  #Ways Technical Corp., Ltd.                                             527,000       827,844
  *WEI Chih Steel Industrial Co., Ltd.                                  1,880,898       299,307
 #*Wei Mon Industry Co., Ltd.                                           7,231,691     2,290,617
  #Weikeng Industrial Co., Ltd.                                         1,617,550     1,273,360
  #Well Shin Technology Co., Ltd.                                         987,080     1,807,129
   Weltrend Semiconductor                                                 215,100       198,789
  #Wha Yu Industrial Co., Ltd.                                            494,000       264,871
  #Win Semiconductors Corp.                                             3,300,000     2,950,278
  *Winbond Electronics Corp.                                           53,714,885    16,187,044
 #*Wintek Corp.                                                        42,711,507    14,314,985
  #Wisdom Marine Lines Co., Ltd.                                          770,350       926,469
  #Wistron Corp.                                                       34,969,332    29,220,510
   WPG Holdings, Ltd.                                                     515,092       633,680
   WT Microelectronics Co., Ltd.                                        3,726,096     5,087,809
   WUS Printed Circuit Co., Ltd.                                        5,078,928     2,699,475
   Yageo Corp.                                                         24,297,788    11,569,802
  *Yang Ming Marine Transport Corp.                                    24,364,676     9,978,689
  #YC Co., Ltd.                                                         4,876,764     3,546,748
   YC INOX Co., Ltd.                                                    4,679,667     4,345,612
  #YeaShin International Development Co., Ltd.                            159,000       111,888
   YFY, Inc.                                                           19,060,847     8,403,448
 #*Yi Jinn Industrial Co., Ltd.                                         3,814,189     1,074,871
 #*Yieh Phui Enterprise Co., Ltd.                                      16,798,235     5,193,241

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares       Value++
                                                                      ----------- --------------
TAIWAN -- (Continued)
  #Young Fast Optoelectronics Co., Ltd.                                 2,546,000 $    2,477,854
  #Youngtek Electronics Corp.                                             213,000        452,204
   Yuanta Financial Holding Co., Ltd.                                 140,084,654     69,928,048
  #Yulon Motor Co., Ltd.                                               13,942,572     21,696,305
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                       359,687        953,829
  #Zenitron Corp.                                                       3,202,000      1,893,669
 #*Zig Sheng Industrial Co., Ltd.                                       8,536,352      2,604,874
   Zinwell Corp.                                                        1,931,000      1,986,074
                                                                                  --------------
TOTAL TAIWAN                                                                       2,816,819,326
                                                                                  --------------
THAILAND -- (2.8%)
   AAPICO Hitech PCL                                                      681,760        309,699
  *AJ Plast PCL                                                         2,076,900        638,602
   AP Thailand PCL                                                     22,884,300      4,030,918
   Asia Plus Securities PCL                                            11,510,900      1,244,998
   Bangchak Petroleum PCL (The)                                        10,134,500     10,021,755
   Bangkok Bank PCL(6077019)                                            2,898,400     16,928,232
   Bangkok Bank PCL(6368360)                                            8,550,300     49,806,290
   Bangkok Expressway PCL                                               5,564,000      5,888,968
   Bangkok Insurance PCL                                                  212,828      2,269,025
   Bangkok Land PCL                                                   120,207,503      6,054,951
   Banpu PCL                                                           18,687,700     17,324,815
   Cal-Comp Electronics Thailand PCL                                   26,643,136      2,124,206
   Charoong Thai Wire & Cable PCL                                       1,255,800        358,966
   Delta Electronics Thailand PCL                                       4,067,600      7,164,808
   Eastern Water Resources Development and Management PCL               6,205,600      2,109,444
  *Esso Thailand PCL                                                   23,848,000      4,605,995
  *G J Steel PCL                                                      537,140,250        995,934
  *G Steel PCL                                                         79,804,200        369,921
   Hana Microelectronics PCL                                            5,130,500      5,113,060
   ICC International PCL                                                2,682,700      3,274,618
   IRPC PCL                                                           141,662,600     16,109,962
  *Italian-Thai Development PCL                                         5,133,000        583,728
   Kang Yong Electric PCL                                                   3,400         29,524
   KGI Securities Thailand PCL                                         19,837,300      1,777,756
   Kiatnakin Bank PCL                                                   5,785,100      7,687,247
   Krung Thai Bank PCL                                                 78,764,400     44,055,489
   Laguna Resorts & Hotels PCL                                          1,317,700      1,262,321
   Lanna Resources PCL                                                    335,400        133,704
   LH Financial Group PCL                                              15,909,050        884,929
   MBK PCL                                                              8,632,000      4,054,586
   Nation Multimedia Group PCL                                          3,462,900        147,676
  *Padaeng Industry PCL                                                 1,284,300        543,724
   Polyplex Thailand PCL                                                5,460,000      1,678,832
   Precious Shipping PCL                                                6,442,200      5,474,676
   Property Perfect PCL                                                47,004,700      1,365,402
   PTT Exploration & Production PCL                                     1,277,700      6,297,687
   PTT Global Chemical PCL                                             30,386,641     65,496,545
   PTT PCL                                                             14,249,300    137,825,430
   Quality Houses PCL                                                  47,211,441      4,756,159
  *Regional Container Lines PCL                                         5,634,100      1,096,874
   Saha Pathana Inter-Holding PCL                                       2,906,200      2,002,727

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares      Value++
                                                                      ----------- ------------
THAILAND -- (Continued)
   Saha Pathanapibul PCL                                                1,594,833 $  2,032,969
   Saha-Union PCL                                                       2,963,700    3,457,345
  *Sahaviriya Steel Industries PCL                                    149,229,740    1,660,158
   Sansiri PCL                                                         52,749,700    3,113,471
   SC Asset Corp PCL                                                   24,913,125    2,648,367
   Siam Future Development PCL                                          5,753,122      995,596
   Siamgas & Petrochemicals PCL                                           495,200      318,299
   Somboon Advance Technology PCL                                       1,519,200      812,180
   Sri Ayudhya Capital PCL                                                233,300      203,669
   Sri Trang Agro-Industry PCL                                          9,198,000    4,206,749
   Srithai Superware PCL                                                  877,600      684,778
  *Tata Steel Thailand PCL                                             39,336,300      948,156
  *Thai Airways International PCL                                      16,383,411    6,581,716
   Thai Carbon Black PCL                                                  441,000      364,547
   Thai Oil PCL                                                        14,409,100   23,265,620
   Thai Rayon PCL                                                         165,000      177,186
   Thai Stanley Electric PCL(B01GKK6)                                     174,600    1,149,252
   Thai Stanley Electric PCL(B01GKM8)                                      43,100      283,693
   Thai Wacoal PCL                                                         93,300      142,718
   Thanachart Capital PCL                                              10,803,400   11,601,303
   Thitikorn PCL                                                           97,700       30,041
  *Thoresen Thai Agencies PCL                                          10,463,770    6,693,450
   Tipco Asphalt PCL                                                       71,900      121,648
   Tisco Financial Group PCL                                            2,168,500    2,663,717
   TMB Bank PCL                                                       157,829,800   11,217,816
   Total Access Communication PCL                                       4,949,280   19,118,047
   TPI Polene PCL                                                      14,898,724    5,478,826
  *Tycoons Worldwide Group Thailand PCL                                   567,800       48,428
  *Vanachai Group PCL                                                   8,446,600    1,044,079
   Vinythai PCL                                                         6,598,217    2,181,734
                                                                                  ------------
TOTAL THAILAND                                                                     557,145,741
                                                                                  ------------
TURKEY -- (2.3%)
   Adana Cimento Sanayii TAS Class A                                    1,060,628    2,055,037
 #*Adese Alisveris Merkezleri Ticaret A.S.                                 50,874      419,497
  #Akbank TAS                                                          14,433,710   50,672,675
 #*Akenerji Elektrik Uretim A.S.                                        3,731,752    2,286,597
  #Akfen Holding A.S.                                                     967,535    2,030,377
   Aksa Akrilik Kimya Sanayii                                           1,735,088    6,051,185
   Aksigorta A.S.                                                       1,029,597    1,419,868
   Alarko Holding A.S.                                                  1,513,761    3,486,645
   Albaraka Turk Katilim Bankasi A.S.                                   3,617,235    2,871,923
  *Anadolu Anonim Tuerk Sigorta Sirketi                                 4,326,842    2,977,397
  #Anadolu Cam Sanayii A.S.                                             2,447,174    2,196,555
 #*Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                           32,613      366,232
 #*Asya Katilim Bankasi A.S.                                           10,427,239    8,048,739
  #Aygaz A.S.                                                           1,020,159    4,223,504
  *Baticim Bati Anadolu Cimento Sanayii A.S.                              317,019      909,714
   Bolu Cimento Sanayii A.S.                                              956,668    1,157,804
  #Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                         884,604    2,888,747
  *Boyner Perakende Ve Tekstil Yatirimlari AS                              47,480    1,206,913
   Cimsa Cimento Sanayi VE Tica                                           567,028    3,312,104

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares     Value++
                                                                      ---------- -----------
TURKEY -- (Continued)
 #*Deva Holding A.S.                                                   1,233,392 $ 1,036,762
 #*Dogan Sirketler Grubu Holding A.S.                                 16,350,354   5,595,166
 #*Dogan Yayin Holding A.S.                                            1,034,173     250,716
  #Eczacibasi Yatirim Holding Ortakligi A.S.                             855,876   2,160,536
   EGE Seramik Sanayi ve Ticaret A.S.                                  1,418,706   1,941,538
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
     Ticaret A.S.                                                      3,862,424   4,233,888
  #Eregli Demir ve Celik Fabrikalari TAS                              24,473,976  34,054,948
   Gentas Genel Metal Sanayi ve Ticaret A.S.                             840,440     530,462
   Global Yatirim Holding A.S.                                         4,337,368   2,550,641
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                   45,038   1,177,454
 #*GSD Holding                                                         4,585,286   3,267,643
  *Gunes Sigorta                                                         413,272     372,832
 #*Hurriyet Gazetecilik A.S.                                           3,447,484     982,728
  *Ihlas EV Aletleri                                                   1,280,790     218,894
 #*Ihlas Holding A.S.                                                 14,952,395   2,412,034
 #*Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                         1,771,050   2,247,314
   Is Finansal Kiralama A.S.                                           2,908,338   1,350,675
   Is Yatirim Menkul Degerler A.S. Class A                               450,584     264,695
 #*Izmir Demir Celik Sanayi A.S.                                         451,647     613,291
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A         4,207,672   4,763,743
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B         2,179,441   3,366,359
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D        13,524,360   9,714,059
 #*Karsan Otomotiv Sanayii Ve Ticaret A.S.                             1,952,205     964,425
  #KOC Holding A.S.                                                   11,338,412  50,809,393
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret
     A.S.                                                                 64,678     124,267
 #*Koza Anadolu Metal Madencilik Isletmeleri A.S.                      1,412,866   1,704,844
  *Menderes Tekstil Sanayi ve Ticaret A.S.                               370,080      98,517
 #*Metro Ticari ve Mali Yatirimlar Holding A.S.                        4,790,610   1,502,027
  *Petkim Petrokimya Holding A.S.                                        121,341     173,033
   Pinar Entegre Et ve Un Sanayi A.S.                                    343,247   1,610,369
   Pinar SUT Mamulleri Sanayii A.S.                                      152,635   1,321,087
  *Raks Elektronik Sanayi ve Ticaret A.S.                                  5,859          --
  *Sabah Yayincilik                                                       31,938          --
  #Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                 1,345,000   1,960,528
  *Sasa Polyester Sanayi A.S.                                          2,315,248   1,374,393
  *Sekerbank TAS                                                       6,884,288   6,440,812
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                           2,308,839   2,181,408
   Soda Sanayii A.S.                                                   2,071,338   3,067,199
  *Tat Gida Sanayi A.S.                                                  231,395     237,438
  #Tekfen Holding A.S.                                                 1,896,452   4,802,360
 #*Tekstil Bankasi A.S.                                                1,683,023   1,552,208
  #Trakya Cam Sanayi A.S.                                              4,911,588   5,601,994
  #Turcas Petrol A.S.                                                  1,122,860   1,372,400
   Turk Hava Yollari                                                   8,968,974  28,797,561
   Turkiye Is Bankasi                                                 33,315,167  78,789,979
  #Turkiye Sinai Kalkinma Bankasi A.S.                                 7,436,484   6,755,588
  #Turkiye Sise ve Cam Fabrikalari A.S.                                8,800,210  11,046,492
  #Turkiye Vakiflar Bankasi Tao                                       13,257,545  27,842,389
   Ulker Biskuvi Sanayi A.S.                                              97,284     745,517
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S.                            1,067,440   1,844,819
  *Vestel Elektronik Sanayi ve Ticaret A.S.                            1,948,645   1,753,180
  #Yapi ve Kredi Bankasi A.S.                                         14,217,721  29,725,235

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares        Value++
                                                                      ----------- ---------------
TURKEY -- (Continued)
 #*Zorlu Enerji Elektrik Uretim A.S.                                    2,476,533 $     1,339,806
                                                                                  ---------------
TOTAL TURKEY                                                                          457,227,159
                                                                                  ---------------
TOTAL COMMON STOCKS                                                                18,056,892,163
                                                                                  ---------------
PREFERRED STOCKS -- (3.5%)
BRAZIL -- (3.4%)
   Banco ABC Brasil SA                                                  1,100,317       6,439,797
   Banco Alfa de Investimento SA                                           60,126         154,781
   Banco Daycoval SA                                                      645,148       2,604,028
   Banco do Estado do Rio Grande do Sul SA Class B                      1,016,568       5,703,449
   Banco Industrial e Comercial SA                                      1,675,900       6,005,355
  *Banco Panamericano SA                                                  960,448       1,598,054
   Banco Pine SA                                                          429,230       1,401,410
   Banco Sofisa SA                                                        598,400         782,301
   Braskem SA Class A                                                   1,307,833       8,927,108
   Cia Ferro Ligas da Bahia - Ferbasa                                     920,734       5,244,230
   Eucatex SA Industria e Comercio                                        314,488         754,574
   Financeira Alfa SA Credito Financiamento e Investimentos                33,900          60,662
   Forjas Taurus SA                                                     1,144,290         533,720
   Gerdau SA                                                            6,169,399      36,992,876
  *Inepar SA Industria e Construcoes                                      610,411         145,092
   Parana Banco SA                                                        120,800         571,562
   Petroleo Brasileiro SA                                              18,238,804     135,538,505
  #Petroleo Brasileiro SA Sponsored ADR                                21,196,251     313,704,515
   Suzano Papel e Celulose SA Class A                                   6,234,709      20,327,989
   Unipar Carbocloro SA Class B                                         9,258,736       1,910,088
  *Usinas Siderurgicas de Minas Gerais SA Class A                      10,222,271      39,976,770
   Vale SA                                                              6,212,932      73,616,174
   Vale SA Sponsored ADR                                                1,631,601      19,367,104
   Whirlpool SA                                                            34,800          62,116
                                                                                  ---------------
TOTAL BRAZIL                                                                          682,422,260
                                                                                  ---------------
COLOMBIA -- (0.1%)
   Grupo de Inversiones Suramericana SA                                   797,728      15,735,620
                                                                                  ---------------
TOTAL PREFERRED STOCKS                                                                698,157,880
                                                                                  ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Klabin SA Rights 05/23/14                                               97,653           4,380
                                                                                  ---------------
CHILE -- (0.0%)
  *Invexans SA Rights 06/30/14                                        129,794,707              --
                                                                                  ---------------
HONG KONG -- (0.0%)
  *Fosun International, Ltd. Rights 05/12/14                            1,146,268           5,766
                                                                                  ---------------
MALAYSIA -- (0.0%)
  *BIMB Holdings Bhd Warrants 12/04/23                                    454,345          86,959
  *Malaysian Resources Corp. Bhd Warrants 09/16/18                             --              --

Dimensional Emerging Markets Value Fund
continued

                                                                        Shares        Value++
                                                                      ----------- ---------------
MALAYSIA -- (Continued)
  *Symphony Life Bhd Warrants 11/11/20                                          1 $            --
                                                                                  ---------------
TOTAL MALAYSIA                                                                             86,959
                                                                                  ---------------
PHILIPPINES -- (0.0%)
  *China Banking Corp. Rights 05/07/14                                     45,752           5,696
                                                                                  ---------------
SOUTH KOREA -- (0.0%)
  *GS Engineering & Construction Corp. Rights 06/03/14                    166,526       1,402,084
  *STS Semiconductor & Telecommunications Rights 05/23/14                  26,059          16,771
                                                                                  ---------------
TOTAL SOUTH KOREA                                                                       1,418,855
                                                                                  ---------------
TAIWAN -- (0.0%)
  *Mercuries Life Insurance Co. Rights 06/17/14                            16,293              54
  *YeaShin International Development Co., Ltd. Rights 05/13/14              1,191              28
                                                                                  ---------------
TOTAL TAIWAN                                                                                   82
                                                                                  ---------------
THAILAND -- (0.0%)
  *Lanna Resources PCL Rights 06/30/14                                     67,080             622
  *LH Financial Group Rights 05/26/14                                     530,302          13,110
  *Thoresen Thai Agencies PCL Warrant 02/28/17                            588,041         109,031
                                                                                  ---------------
TOTAL THAILAND                                                                            122,763
                                                                                  ---------------
TOTAL RIGHTS/WARRANTS                                                                   1,644,501
                                                                                  ---------------

                                                                        Shares/
                                                                         Face
                                                                        Amount
                                                                         (000)        Value+
                                                                      ----------- ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@ DFA Short Term Investment Fund                                   116,161,904   1,343,993,228
                                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,065,502,363)                              $20,100,687,772
                                                                                  ===============

Dimensional Emerging Markets Value Fund
continued

Summary of the Fund's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil                      $1,176,151,486              --   --    $ 1,176,151,486
   Chile                          277,061,131              --   --        277,061,131
   China                          239,991,379 $ 2,557,332,752   --      2,797,324,131
   Colombia                        22,287,355              --   --         22,287,355
   Czech Republic                          --      37,080,820   --         37,080,820
   Greece                                  --      29,719,693   --         29,719,693
   Hungary                                 --      88,419,863   --         88,419,863
   India                          167,750,251   1,293,737,176   --      1,461,487,427
   Indonesia                        6,576,577     525,004,663   --        531,581,240
   Israel                                  --         179,391   --            179,391
   Malaysia                                --     774,185,098   --        774,185,098
   Mexico                       1,338,336,304         637,441   --      1,338,973,745
   Philippines                             --     211,231,050   --        211,231,050
   Poland                                  --     385,585,136   --        385,585,136
   Russia                             921,795     732,260,519   --        733,182,314
   South Africa                   202,757,635   1,289,535,864   --      1,492,293,499
   South Korea                    352,323,627   2,516,632,931   --      2,868,956,558
   Taiwan                          35,847,620   2,780,971,706   --      2,816,819,326
   Thailand                       555,779,886       1,365,855   --        557,145,741
   Turkey                                  --     457,227,159   --        457,227,159
Preferred Stocks
   Brazil                         682,422,260              --   --        682,422,260
   Colombia                        15,735,620              --   --         15,735,620
Rights/Warrants
   Brazil                                  --           4,380   --              4,380
   Chile                                   --              --   --                 --
   Hong Kong                               --           5,766   --              5,766
   Malaysia                                --          86,959   --             86,959
   Philippines                             --           5,696   --              5,696
   South Korea                             --       1,418,855   --          1,418,855
   Taiwan                                  82              --   --                 82
   Thailand                                --         122,763   --            122,763
Securities Lending Collateral              --   1,343,993,228   --      1,343,993,228
                               -------------- ---------------   --    ---------------
TOTAL                          $5,073,943,008 $15,026,744,764   --    $20,100,687,772
                               ============== ===============   ==    ===============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:   /s/ David G. Booth
      ---------------------------------
      David G. Booth
      Chairman, Trustee, President and
      Co-Chief Executive Officer

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: July 1, 2014

By:  /s/ David R. Martin
     ---------------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: July 1, 2014